BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Canada — 0.1%
Fairstone Financial Issuance Trust I
(a)
Series 2020-1A, Class A, 2.51%,
10/20/39 ............... CAD 13,510 $ 10,320,023
Series 2020-1A, Class B, 3.74%,
10/20/39 ............... 18,261 14,348,663
Series 2020-1A, Class C, 5.16%,
10/20/39 ............... 2,125 1,679,365
26,348,051
Cayman Islands — 3.8%
522 Funding CLO Ltd.
(a)(b)
Series 2019-4A, Class CR, (LIBOR
USD 3 Month + 2.40%), 2.65%,
04/20/30 ............... USD 500 497,539
Series 2019-4A, Class DR, (LIBOR
USD 3 Month + 3.65%), 3.90%,
04/20/30 ............... 3,500 3,430,604
Series 2019-5A, Class AR, (3 Month
CME Term SOFR + 1.33%),
1.55%, 04/15/35 .......... 6,900 6,849,311
AGL CLO 3 Ltd., Series 2020-3A, Class
D, (LIBOR USD 3 Month + 3.30%),
3.54%, 01/15/33
(a)(b)
.......... 375 373,392
AGL CLO 5 Ltd.
(a)(b)
Series 2020-5A, Class A2R, (LIBOR
USD 3 Month + 1.40%), 1.65%,
07/20/34 ............... 390 385,028
Series 2020-5A, Class ER, (LIBOR
USD 3 Month + 6.45%), 6.70%,
07/20/34 ............... 3,910 3,832,264
AGL CLO 7 Ltd., Series 2020-7A, Class
ER, (LIBOR USD 3 Month + 6.35%),
6.59%, 07/15/34
(a)(b)
.......... 500 473,364
AGL CLO 9 Ltd., Series 2020-9A, Class
E, (LIBOR USD 3 Month + 7.26%),
7.51%, 01/20/34
(a)(b)
.......... 970 964,452
AGL Core CLO 2 Ltd., Series 2019-2A,
Class A1, (LIBOR USD 3 Month +
1.39%), 1.64%, 04/20/32
(a)(b)
.... 4,775 4,775,204
AIMCO CLO, Series 2018-BA, Class
AR, (LIBOR USD 3 Month + 1.10%),
1.34%, 01/15/32
(a)(b)
.......... 2,000 1,983,765
AIMCO CLO 10 Ltd., Series 2019-10A,
Class SUB, 0.00%, 07/22/32
(a)(b)
.. 7,900 6,508,563
AIMCO CLO 14 Ltd., Series 2021-14A,
Class SUB, (LIBOR USD 3 Month +
0.00%), 0.00%, 04/20/34
(a)(b)(c)
... 20,000 17,632,000
Allegro CLO II-S Ltd.
(a)(b)
Series 2014-1RA, Class B, (LIBOR
USD 3 Month + 2.15%), 2.41%,
10/21/28 ............... 2,740 2,719,061
Series 2014-1RA, Class C, (LIBOR
USD 3 Month + 3.00%), 3.26%,
10/21/28 ............... 7,480 7,257,931
Allegro CLO VI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month +
1.13%), 1.37%, 01/17/31
(a)(b)
.... 250 248,882
Allegro CLO VIII Ltd., Series 2018-2A,
Class B1, (LIBOR USD 3 Month +
1.67%), 1.91%, 07/15/31
(a)(b)
.... 500 494,794
ALM 2020 Ltd.
(a)(b)
Series 2020-1A, Class B, (LIBOR
USD 3 Month + 2.00%), 2.24%,
10/15/29 ............... 500 496,397
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-1A, Class D, (LIBOR
USD 3 Month + 6.00%), 6.24%,
10/15/29 ............... USD 1,000 $ 957,516
ALM Ltd., Series 2020-1A, Class A2,
(LIBOR USD 3 Month + 1.85%),
2.09%, 10/15/29
(a)(b)
.......... 12,790 12,748,985
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/16
(a)(b)
...... 12,160 1,824
AMMC CLO 21 Ltd., Series 2017-21A,
Class A, (LIBOR USD 3 Month +
1.25%), 1.56%, 11/02/30
(a)(b)
.... 1,720 1,713,137
AMMC CLO XIII Ltd., Series 2013-13A,
Class A1R2, (LIBOR USD 3 Month +
1.05%), 1.32%, 07/24/29
(a)(b)
.... 5,350 5,327,222
Anchorage Capital CLO 1-R Ltd., Series
2018-1RA, Class A1, (LIBOR USD 3
Month + 0.99%), 1.23%, 04/13/31
(a)(b)
6,650 6,582,070
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class A, (LIBOR
USD 3 Month + 1.05%), 1.33%,
01/28/31 ............... 2,950 2,934,402
Series 2014-3RA, Class B, (LIBOR
USD 3 Month + 1.50%), 1.78%,
01/28/31 ............... 5,550 5,507,656
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 2.13%, 01/28/31
(a)(b)
1,500 1,474,837
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (LIBOR
USD 3 Month + 1.45%), 1.69%,
01/15/30 ............... 15,535 15,418,487
Series 2014-5RA, Class C, (LIBOR
USD 3 Month + 1.85%), 2.09%,
01/15/30 ............... 4,745 4,712,014
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class ARR, (LIBOR USD 3
Month + 1.05%), 1.29%, 07/15/30
(a)(b)
6,570 6,528,165
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (LIBOR
USD 3 Month + 1.09%), 1.37%,
01/28/31 ............... 14,610 14,523,665
Series 2015-7A, Class BR2, (LIBOR
USD 3 Month + 1.75%), 2.03%,
01/28/31 ............... 8,000 7,953,826
Series 2015-7A, Class CR2, (LIBOR
USD 3 Month + 2.20%), 2.48%,
01/28/31 ............... 7,325 7,265,650
Series 2015-7A, Class D1R2,
(LIBOR USD 3 Month + 3.50%),
3.78%, 01/28/31 .......... 8,610 8,393,762
Anchorage Capital CLO 8 Ltd.
(a)(b)
Series 2016-8A, Class AR2A,
(LIBOR USD 3 Month + 1.20%),
1.33%, 10/27/34 .......... 1,150 1,139,550
Series 2016-8A, Class BR2, (LIBOR
USD 3 Month + 1.80%), 1.93%,
10/27/34 ............... 12,750 12,640,577
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.25%), 1.49%,
10/13/30 ............... 2,910 2,898,400
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.89%,
10/13/30 ............... 3,680 3,660,182

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 2.15%), 2.39%,
10/13/30 ............... USD 1,160 $ 1,154,288
Series 2013-1A, Class CR, (LIBOR
USD 3 Month + 3.20%), 3.44%,
10/13/30 ............... 1,583 1,581,505
Anchorage Credit Funding 3 Ltd.
(a)
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 6,000 5,695,319
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(b)(c)
........ 7,500 6,135,000
Anchorage Credit Funding Ltd., Series
2021-14A, Class SUB, (LIBOR
USD 3 Month + 0.00%), 0.00%,
01/21/40
(a)(b)(c)
.............. 10,000 10,000,000
Antares CLO Ltd., Series 2021-1A,
Class A1, (LIBOR USD 3 Month +
1.53%), 1.79%, 07/25/33
(a)(b)
.... 10,000 9,991,682
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 1.26%, 04/20/31
(a)(b)
... 4,630 4,594,042
Apidos CLO XVIII, Series 2018-18A,
Class A1, (LIBOR USD 3 Month +
1.14%), 1.40%, 10/22/30
(a)(b)
.... 540 537,162
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class BR, (LIBOR
USD 3 Month + 1.95%), 2.20%,
04/20/31 ............... 750 739,405
Series 2015-22A, Class CR, (LIBOR
USD 3 Month + 2.95%), 3.20%,
04/20/31 ............... 800 780,018
Apidos CLO XXIX, Series 2018-29A,
Class D, (LIBOR USD 3 Month +
5.25%), 5.51%, 07/25/30
(a)(b)
.... 1,860 1,690,026
Apidos CLO XXVI, Series 2017-26A,
Class BR, (LIBOR USD 3 Month +
1.95%), 2.19%, 07/18/29
(a)(b)
.... 2,750 2,712,257
Apidos CLO XXXI, Series 2019-31A,
Class BR, (LIBOR USD 3 Month +
1.55%), 1.79%, 04/15/31
(a)(b)
.... 250 246,971
Apidos CLO XXXII, Series 2019-32A,
Class D, (LIBOR USD 3 Month +
3.50%), 3.75%, 01/20/33
(a)(b)
.... 300 298,166
Apidos CLO XXXVII
(a)(b)
Series 2021-37A, Class A, (LIBOR
USD 3 Month + 1.13%), 1.26%,
10/22/34 ............... 2,000 1,976,292
Series 2021-37A, Class E, (LIBOR
USD 3 Month + 6.30%), 6.43%,
10/22/34 ............... 2,850 2,790,125
Apidos CLO XXXVIII, Series 2021-38A,
Class E2, (LIBOR USD 3 Month +
7.75%), 7.99%, 01/21/34
(a)(b)
.... 1,220 1,191,706
Apollo Credit Funding IV Ltd., Series
4A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.84%, 07/15/30
(a)(b)
750 744,682
Apres Static CLO Ltd.
(a)(b)
Series 2019-1A, Class A2R, (LIBOR
USD 3 Month + 1.70%), 1.94%,
10/15/28 ............... 500 498,802
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 4.25%), 4.49%,
10/15/28 ............... 9,150 9,124,627
Ares LII CLO Ltd., Series 2019-52A,
Class A1R, (LIBOR USD 3 Month +
1.05%), 1.31%, 04/22/31
(a)(b)
.... 2,000 1,987,133
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Ares LIX CLO Ltd., Series 2021-59A,
Class E, (LIBOR USD 3 Month +
6.25%), 6.51%, 04/25/34
(a)(b)
.... USD 1,200 $ 1,171,785
ARES Loan Funding I Ltd.
(a)(b)
Series 2021-ALFA, Class E, (LIBOR
USD 3 Month + 6.70%), 6.94%,
10/15/34 ............... 10,850 10,628,779
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 23,000 19,915,608
Ares LV CLO Ltd., Series 2020-55A,
Class ER, (LIBOR USD 3 Month +
6.35%), 6.59%, 07/15/34
(a)(b)
.... 7,500 7,371,171
Ares LVI CLO Ltd., Series 2020-56A,
Class ER, (LIBOR USD 3 Month +
6.50%), 6.76%, 10/25/34
(a)(b)
.... 3,375 3,258,770
Ares XLI CLO Ltd., Series 2016-41A,
Class BR, (LIBOR USD 3 Month +
1.45%), 1.69%, 04/15/34
(a)(b)
.... 4,500 4,419,183
Ares XLV CLO Ltd., Series 2017-45A,
Class C, (LIBOR USD 3 Month +
2.05%), 2.29%, 10/15/30
(a)(b)
.... 1,125 1,121,877
Ares XLVIII CLO Ltd., Series 2018-48A,
Class B, (LIBOR USD 3 Month +
1.58%), 1.83%, 07/20/30
(a)(b)
.... 3,555 3,519,970
Ares XXXVII CLO Ltd., Series 2015-4A,
Class A1R, (LIBOR USD 3 Month +
1.17%), 1.41%, 10/15/30
(a)(b)
.... 1,500 1,495,382
Assurant CLO Ltd.
(a)(b)
Series 2018-2A, Class A, (LIBOR
USD 3 Month + 1.04%), 1.29%,
04/20/31 ............... 750 743,929
Series 2018-3A, Class CR, (LIBOR
USD 3 Month + 2.05%), 2.30%,
10/20/31 ............... 750 743,818
Atrium VIII, Series 8A, Class SUB,
0.00%, 10/23/24
(a)(b)
.......... 13,300 400,197
Atrium XII, Series 12A, Class CR,
(LIBOR USD 3 Month + 1.65%),
1.91%, 04/22/27
(a)(b)
.......... 4,365 4,331,476
Avery Point IV CLO Ltd., Series 2014-
1A, Class D, (LIBOR USD 3 Month +
3.50%), 3.76%, 04/25/26
(a)(b)
.... 3,750 3,719,760
Babson CLO Ltd., Series 2015-IA,
Class BR, (LIBOR USD 3 Month +
1.40%), 1.65%, 01/20/31
(a)(b)
.... 250 246,558
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.75%,
07/20/30 ............... 1,400 1,383,547
Series 2018-2A, Class A1, (LIBOR
USD 3 Month + 1.08%), 1.33%,
07/19/31 ............... 5,210 5,174,277
Series 2020-2A, Class DR, (LIBOR
USD 3 Month + 3.30%), 3.55%,
07/19/34 ............... 1,750 1,723,663
Series 2021-4A, Class A1, (LIBOR
USD 3 Month + 1.17%), 1.30%,
10/20/34 ............... 1,820 1,800,005
Balboa Bay Loan Funding Ltd., Series
2021-1A, Class E, (LIBOR USD 3
Month + 6.16%), 6.41%, 07/20/34
(a)(b)
350 342,961
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.30%), 2.55%,
01/20/34 ............... 250 248,501

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-14A, Class D, (LIBOR
USD 3 Month + 7.00%), 7.25%,
01/20/34 ............... USD 250 $ 238,181
Ballyrock CLO Ltd.
(a)(b)
Series 2016-1A, Class CR2, (LIBOR
USD 3 Month + 1.90%), 2.14%,
10/15/28 ............... 5,000 4,978,084
Series 2016-1A, Class DR2, (LIBOR
USD 3 Month + 3.15%), 3.39%,
10/15/28 ............... 9,050 9,009,385
Series 2018-1A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.85%,
04/20/31 ............... 2,300 2,275,774
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 3.05%), 3.29%,
07/15/32 ............... 6,000 5,892,800
Series 2020-2A, Class DR, (LIBOR
USD 3 Month + 6.15%), 6.40%,
10/20/31 ............... 1,340 1,327,280
Bardot CLO Ltd., Series 2019-2A, Class
DR, (LIBOR USD 3 Month + 3.00%),
3.26%, 10/22/32
(a)(b)
.......... 940 928,373
Barings CLO Ltd., Series 2018-3A,
Class A1, (LIBOR USD 3 Month +
0.95%), 1.20%, 07/20/29
(a)(b)
.... 1,724 1,714,321
Battalion CLO IX Ltd., Series 2015-9A,
Class DR, (LIBOR USD 3 Month +
3.25%), 3.49%, 07/15/31
(a)(b)
.... 450 446,478
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A2R2,
(LIBOR USD 3 Month + 1.55%),
1.79%, 07/18/30 .......... 11,000 10,891,698
Series 2015-8A, Class BR2, (LIBOR
USD 3 Month + 2.00%), 2.24%,
07/18/30 ............... 8,500 8,400,199
Battalion CLO XI Ltd., Series 2017-11A,
Class BR, (LIBOR USD 3 Month +
1.72%), 1.98%, 04/24/34
(a)(b)
.... 7,950 7,850,417
Bean Creek CLO Ltd., Series 2015-1A,
Class ER, (LIBOR USD 3 Month +
5.75%), 6.00%, 04/20/31
(a)(b)
.... 370 345,707
Benefit Street Partners CLO III Ltd.
(a)(b)
Series 2013-IIIA, Class A1R2,
(LIBOR USD 3 Month + 1.00%),
1.25%, 07/20/29 .......... 610 607,517
Series 2013-IIIA, Class A2R2,
(LIBOR USD 3 Month + 1.65%),
1.90%, 07/20/29 .......... 2,850 2,836,343
Benefit Street Partners CLO Ltd.
(a)(b)
Series 2015-6BR, Class B, (LIBOR
USD 3 Month + 1.80%), 2.05%,
07/20/34 ............... 5,308 5,247,355
Series 2021-23A, Class E, (LIBOR
USD 3 Month + 6.81%), 7.07%,
04/25/34 ............... 1,250 1,194,058
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1A,
(LIBOR USD 3 Month + 1.09%),
1.34%, 04/20/31
(a)(b)
.......... 300 298,043
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR,
(LIBOR USD 3 Month + 1.10%),
1.35%, 01/20/31
(a)(b)
.......... 3,640 3,619,116
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Benefit Street Partners CLO XII Ltd.,
Series 2017-12A, Class B, (LIBOR
USD 3 Month + 2.00%), 2.24%,
10/15/30
(a)(b)
............... USD 1,375 $ 1,354,770
Benefit Street Partners CLO XX Ltd.,
Series 2020-20A, Class ER, (LIBOR
USD 3 Month + 6.75%), 6.99%,
07/15/34
(a)(b)
............... 1,000 990,830
Birch Grove CLO 2 Ltd.
(a)(b)
Series 2021-2A, Class A1, (LIBOR
USD 3 Month + 1.26%), 1.51%,
10/19/34 ............... 5,500 5,441,584
Series 2021-2A, Class D1, (LIBOR
USD 3 Month + 3.30%), 3.55%,
10/19/34 ............... 10,250 10,249,866
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 6.95%), 7.20%,
10/19/34 ............... 3,000 2,938,902
Birch Grove CLO 3 Ltd., Series 2021-
3A, Class D1, (LIBOR USD 3 Month
+ 3.20%), 3.31%, 01/19/35
(a)(b)
... 1,250 1,240,198
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class BR, (LIBOR
USD 3 Month + 1.75%), 2.58%,
06/15/31 ............... 2,000 1,985,178
Series 19A, Class CR, (LIBOR
USD 3 Month + 2.20%), 3.03%,
06/15/31 ............... 6,000 5,936,347
Series 19A, Class DR, (LIBOR
USD 3 Month + 3.35%), 4.18%,
06/15/31 ............... 4,795 4,781,990
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (LIBOR
USD 3 Month + 1.18%), 1.44%,
10/22/30 ............... 980 977,952
Series 2013-2A, Class BR, (LIBOR
USD 3 Month + 1.60%), 1.86%,
10/22/30 ............... 2,000 1,980,957
Series 2016-2A, Class BR2, (LIBOR
USD 3 Month + 2.25%), 2.73%,
08/20/32 ............... 1,000 987,221
Series 2016-2A, Class C1R2,
(LIBOR USD 3 Month + 3.10%),
3.58%, 08/20/32 .......... 250 247,720
Series 2018-2A, Class B, (LIBOR
USD 3 Month + 1.70%), 2.21%,
08/15/31 ............... 2,750 2,727,904
BlueMountain CLO XXIII Ltd., Series
2018-23A, Class C, (LIBOR USD 3
Month + 2.15%), 2.40%, 10/20/31
(a)(b)
6,550 6,498,962
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class BR, (LIBOR USD 3
Month + 1.75%), 2.01%, 07/25/34
(a)(b)
750 742,321
BlueMountain CLO XXVIII Ltd., Series
2021-28A, Class A, (LIBOR USD 3
Month + 1.26%), 1.50%, 04/15/34
(a)(b)
450 445,714
Brookside Mill CLO Ltd.
(a)(b)
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 1.35%), 1.59%,
01/17/28 ............... 1,000 996,274
Series 2013-1A, Class DR, (LIBOR
USD 3 Month + 2.65%), 2.89%,
01/17/28 ............... 500 498,688

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Burnham Park CLO Ltd., Series 2016-
1A, Class AR, (LIBOR USD 3 Month
+ 1.15%), 1.40%, 10/20/29
(a)(b)
... USD 14,250 $ 14,200,887
Buttermilk Park CLO Ltd., Series 2018-
1A, Class D, (LIBOR USD 3 Month +
3.10%), 3.34%, 10/15/31
(a)(b)
.... 875 848,574
Canyon Capital CLO Ltd., Series 2021-
2A, Class D, (LIBOR USD 3 Month +
3.35%), 3.59%, 04/15/34
(a)(b)
.... 2,500 2,499,973
Canyon CLO Ltd., Series 2020-3A,
Class E, (LIBOR USD 3 Month +
7.25%), 7.49%, 01/15/34
(a)(b)
.... 380 379,626
Carlyle Global Market Strategies CLO
Ltd.
(a)(b)
Series 2014-3RA, Class A1A,
(LIBOR USD 3 Month + 1.05%),
1.32%, 07/27/31 .......... 1,527 1,519,725
Series 2015-4A, Class SBB1,
(LIBOR USD 3 Month + 8.50%),
8.75%, 07/20/32 .......... 272 262,692
Carlyle US CLO Ltd.
(a)(b)
Series 2021-6A, Class A1, (LIBOR
USD 3 Month + 1.16%), 1.40%,
07/15/34 ............... 2,000 1,978,516
Series 2021-11A, Class C, (LIBOR
USD 3 Month + 2.05%), 2.30%,
01/25/33 ............... 1,500 1,485,583
CARLYLE US CLO Ltd., Series 2019-
2A, Class A1R, (LIBOR USD 3
Month + 1.12%), 1.36%, 07/15/32
(a)(b)
3,000 2,972,699
CarVal CLO II Ltd.
(a)(b)
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 2.00%), 2.25%,
04/20/32 ............... 700 693,731
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 3.20%), 3.45%,
04/20/32 ............... 11,400 11,305,086
CarVal CLO Ltd.
(a)(b)
Series 2018-1A, Class D, (LIBOR
USD 3 Month + 2.89%), 3.13%,
07/16/31 ............... 1,455 1,427,924
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 5.77%), 6.01%,
07/16/31 ............... 2,710 2,503,642
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class D, (LIBOR
USD 3 Month + 3.25%), 3.46%,
10/15/34 ............... 500 496,631
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 6.75%), 6.96%,
10/15/34 ............... 500 495,572
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 1.50%,
07/20/30 ............... 6,700 6,678,026
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.40%), 2.65%,
07/20/30 ............... 750 744,589
Series 2018-6A, Class B1R, (LIBOR
USD 3 Month + 2.10%), 2.34%,
01/15/31 ............... 3,000 2,984,690
Series 2018-7A, Class B1, (LIBOR
USD 3 Month + 1.60%), 1.85%,
07/20/31 ............... 1,000 987,773
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-9A, Class B2, (LIBOR
USD 3 Month + 1.90%), 2.14%,
02/12/30 ............... USD 4,750 $ 4,736,598
Cedar Funding IX CLO Ltd.
(a)(b)
Series 2018-9A, Class D, (LIBOR
USD 3 Month + 2.60%), 2.85%,
04/20/31 ............... 250 242,334
Series 2018-9A, Class E, (LIBOR
USD 3 Month + 5.35%), 5.60%,
04/20/31 ............... 1,670 1,560,651
Cedar Funding V CLO Ltd., Series
2016-5A, Class A1R, (LIBOR USD 3
Month + 1.10%), 1.34%, 07/17/31
(a)(b)
450 447,009
Cedar Funding VI CLO Ltd., Series
2016-6A, Class DRR, (LIBOR USD 3
Month + 3.31%), 3.56%, 04/20/34
(a)(b)
4,750 4,705,174
Cedar Funding VII CLO Ltd.
(a)(b)
Series 2018-7A, Class A2, (LIBOR
USD 3 Month + 1.13%), 1.38%,
01/20/31 ............... 250 245,625
Series 2018-7A, Class E, (LIBOR
USD 3 Month + 4.55%), 4.80%,
01/20/31 ............... 2,963 2,613,984
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 1.86%,
05/29/32
(a)(b)
............... 1,000 986,580
Cedar Funding XIV CLO Ltd.
(a)(b)
Series 2021-14A, Class D, (LIBOR
USD 3 Month + 3.25%), 3.49%,
07/15/33 ............... 13,250 13,170,937
Series 2021-14A, Class E, (LIBOR
USD 3 Month + 6.34%), 6.58%,
07/15/33 ............... 7,350 7,079,883
Series 2021-14A, Class SUB,
0.00%, 07/15/33 .......... 25,540 19,849,228
CIFC Funding 2013-III-R Ltd., Series
2013-3RA, Class B, (LIBOR USD 3
Month + 1.85%), 2.11%, 04/24/31
(a)(b)
650 642,412
CIFC Funding 2019-III Ltd., Series
2019-3A, Class CR, (LIBOR USD 3
Month + 3.05%), 3.29%, 10/16/34
(a)(b)
750 744,164
CIFC Funding 2021-IV Ltd.
(a)(b)
Series 2021-4A, Class B, (LIBOR
USD 3 Month + 1.58%), 1.82%,
07/15/33 ............... 500 491,553
Series 2021-4A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.24%,
07/15/33 ............... 1,425 1,351,125
CIFC Funding Ltd.
(a)(b)
Series 2012-2RA, Class A2, (LIBOR
USD 3 Month + 1.25%), 1.50%,
01/20/28 ............... 250 247,914
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.75%), 1.99%,
07/16/30 ............... 750 746,921
Series 2013-1A, Class CR, (LIBOR
USD 3 Month + 3.55%), 3.79%,
07/16/30 ............... 500 489,608
Series 2013-2A, Class A1L2, (LIBOR
USD 3 Month + 1.00%), 1.24%,
10/18/30 ............... 22,000 21,851,623
Series 2013-4A, Class DRR, (LIBOR
USD 3 Month + 2.80%), 3.07%,
04/27/31 ............... 250 244,876

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.10%),
1.34%, 01/18/31 .......... USD 630 $ 626,411
Series 2014-2RA, Class B1, (LIBOR
USD 3 Month + 2.80%), 3.06%,
04/24/30 ............... 650 639,797
Series 2015-1A, Class BRR, (LIBOR
USD 3 Month + 1.45%), 1.71%,
01/22/31 ............... 400 395,168
Series 2015-2A, Class AR2, (LIBOR
USD 3 Month + 1.01%), 1.25%,
04/15/30 ............... 1,330 1,323,350
Series 2015-2A, Class CR2, (LIBOR
USD 3 Month + 2.00%), 2.24%,
04/15/30 ............... 5,750 5,734,876
Series 2015-3A, Class BR, (LIBOR
USD 3 Month + 1.15%), 1.40%,
04/19/29 ............... 8,750 8,596,875
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.96%,
04/23/29 ............... 2,870 2,858,555
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.45%), 2.71%,
04/23/29 ............... 9,770 9,755,493
Series 2017-5A, Class A1, (LIBOR
USD 3 Month + 1.18%), 1.42%,
11/16/30 ............... 250 249,303
Series 2017-5A, Class C, (LIBOR
USD 3 Month + 2.85%), 3.09%,
11/16/30 ............... 800 783,711
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.00%), 1.24%,
04/18/31 ............... 250 248,000
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 1.20%), 1.45%,
10/20/30 ............... 800 797,430
Series 2015-1A, Class DR, (LIBOR
USD 3 Month + 2.95%), 3.20%,
10/20/30 ............... 1,400 1,360,614
Series 2015-1A, Class ER, (LIBOR
USD 3 Month + 6.30%), 6.55%,
10/20/30 ............... 1,375 1,242,176
Crown City CLO I, Series 2020-1A,
Class DR, (LIBOR USD 3 Month +
7.00%), 7.25%, 07/20/34
(a)(b)
.... 625 624,965
Crown City CLO III
(a)(b)
Series 2021-1A, Class A1A, (LIBOR
USD 3 Month + 1.17%), 1.42%,
07/20/34 ............... 250 247,424
Series 2021-1A, Class C, (LIBOR
USD 3 Month + 3.30%), 3.55%,
07/20/34 ............... 3,500 3,447,788
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.75%), 7.00%,
07/20/34 ............... 1,500 1,450,156
Crown Point CLO 10 Ltd., Series 2021-
10A, Class A, (LIBOR USD 3 Month
+ 1.17%), 1.42%, 07/20/34
(a)(b)
... 6,500 6,434,189
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (LIBOR USD 3 Month
+ 3.75%), 3.99%, 07/14/34
(a)(b)
... 1,000 999,987
Deer Creek CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.18%), 1.43%,
10/20/30 ............... 3,000 2,991,393
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.65%), 1.90%,
10/20/30 ............... USD 1,750 $ 1,732,527
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.20%,
10/20/30 ............... 900 881,042
Series 2017-1A, Class E, (LIBOR
USD 3 Month + 6.35%), 6.60%,
10/20/30 ............... 500 477,579
Diameter Capital CLO 2 Ltd., Series
2021-2A, Class D, (LIBOR USD 3
Month + 6.06%), 6.18%, 10/15/36
(a)(b)
1,000 962,498
Dryden 42 Senior Loan Fund, Series
2016-42A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.29%, 07/15/30
(a)(b)
3,750 3,709,550
Dryden 45 Senior Loan Fund
(a)(b)
Series 2016-45A, Class BR, (LIBOR
USD 3 Month + 1.70%), 1.94%,
10/15/30 ............... 4,000 3,966,926
Series 2016-45A, Class CR, (LIBOR
USD 3 Month + 2.20%), 2.44%,
10/15/30 ............... 375 374,692
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.84%, 07/18/30
(a)(b)
1,000 991,727
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (LIBOR USD 3 Month +
1.60%), 1.84%, 07/18/30
(a)(b)
.... 700 693,134
Dryden 77 CLO Ltd., Series 2020-77A,
Class XR, (LIBOR USD 3 Month +
1.00%), 1.48%, 05/20/34
(a)(b)
.... 250 249,675
Dryden 78 CLO Ltd., Series 2020-78A,
Class D, (LIBOR USD 3 Month +
3.00%), 3.24%, 04/17/33
(a)(b)
.... 250 246,641
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(LIBOR USD 3 Month + 1.20%),
1.71%, 08/15/30
(a)(b)
.......... 23,925 23,813,660
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (LIBOR
USD 3 Month + 2.15%), 2.39%,
01/15/34 ............... 3,000 2,975,198
Series 2014-1RA, Class A2, (LIBOR
USD 3 Month + 1.49%), 1.73%,
07/15/30 ............... 1,750 1,743,817
Series 2018-1A, Class C, (LIBOR
USD 3 Month + 2.20%), 2.44%,
10/15/30 ............... 1,000 988,603
Series 2019-1A, Class ER, (LIBOR
USD 3 Month + 6.50%), 6.74%,
04/15/31 ............... 5,000 4,964,270
Elevation CLO Ltd.
(a)(b)
Series 2014-2A, Class A1R, (LIBOR
USD 3 Month + 1.23%), 1.47%,
10/15/29 ............... 245 243,866
Series 2018-10A, Class B, (LIBOR
USD 3 Month + 1.90%), 2.15%,
10/20/31 ............... 2,773 2,758,699
Series 2021-12A, Class E, (LIBOR
USD 3 Month + 7.27%), 7.52%,
04/20/32 ............... 1,000 961,604
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 4.40%), 4.65%,
10/20/33 ............... 6,750 6,736,254

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-1A, Class ER, (LIBOR
USD 3 Month + 7.71%), 7.96%,
10/20/33 ............... USD 2,625 $ 2,618,326
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class AR, (LIBOR
USD 3 Month + 1.15%), 1.40%,
04/20/34 ............... 3,100 3,067,430
Series 2019-2A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.90%,
04/20/34 ............... 5,950 5,883,340
Series 2019-2A, Class ER, (LIBOR
USD 3 Month + 6.80%), 7.05%,
04/20/34 ............... 14,500 14,307,067
Series 2019-2A, Class FR, (LIBOR
USD 3 Month + 8.00%), 8.25%,
04/20/34 ............... 7,500 6,814,593
Series 2019-2A, Class SUB, 0.00%,
04/20/34 ............... 4,000 3,058,127
Elmwood CLO V Ltd., Series 2020-2A,
Class ER, (LIBOR USD 3 Month +
6.10%), 6.35%, 10/20/34
(a)(b)
.... 4,850 4,680,230
Elmwood CLO VII Ltd.
(a)(b)
Series 2020-4A, Class E, (LIBOR
USD 3 Month + 7.10%), 7.34%,
01/17/34 ............... 2,703 2,634,927
Series 2020-4A, Class F, (LIBOR
USD 3 Month + 8.01%), 8.25%,
01/17/34 ............... 5,000 4,554,850
Series 2020-4A, Class SUB, 0.00%,
01/17/34 ............... 1,000 791,997
Elmwood CLO VIII Ltd.
(a)(b)
Series 2021-1A, Class E1, (LIBOR
USD 3 Month + 6.00%), 6.25%,
01/20/34 ............... 750 720,315
Series 2021-1A, Class F1, (LIBOR
USD 3 Month + 8.00%), 8.25%,
01/20/34 ............... 1,500 1,365,897
Series 2021-1A, Class F2, (LIBOR
USD 3 Month + 8.00%), 8.25%,
01/20/34 ............... 1,500 1,365,896
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (LIBOR
USD 3 Month + 1.04%), 1.29%,
10/20/34 ............... 1,000 992,000
Series 2021-3A, Class E, (LIBOR
USD 3 Month + 5.85%), 6.10%,
10/20/34 ............... 3,000 2,858,906
Flatiron CLO 19 Ltd., Series 2019-1A,
Class DR, (LIBOR USD 3 Month +
3.00%), 3.46%, 11/16/34
(a)(b)
.... 800 780,997
FS RIALTO, Series 2021-FL2, Class
A, (LIBOR USD 1 Month + 1.22%),
1.65%, 05/16/38
(a)(b)
.......... 1,790 1,764,281
Galaxy XXII CLO Ltd., Series 2016-
22A, Class ARR, (LIBOR USD 3
Month + 1.20%), 1.44%, 04/16/34
(a)(b)
850 843,995
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (LIBOR USD 3 Month
+ 1.02%), 1.48%, 05/16/31
(a)(b)
... 5,750 5,706,875
Generate CLO 3 Ltd.
(a)(b)
Series 2016-1A, Class AR, (LIBOR
USD 3 Month + 1.25%), 1.50%,
10/20/29 ............... 6,478 6,460,048
Series 2016-1A, Class ER, (LIBOR
USD 3 Month + 6.40%), 6.65%,
10/20/29 ............... 7,052 6,739,559
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2016-1A, Class FR, (LIBOR
USD 3 Month + 7.25%), 7.50%,
10/20/29 ............... USD 2,917 $ 2,642,275
Generate CLO 4 Ltd.
(a)(b)
Series 2016-2A, Class BR, (LIBOR
USD 3 Month + 1.55%), 1.80%,
04/20/32 ............... 2,750 2,719,160
Series 2016-2A, Class CR, (LIBOR
USD 3 Month + 2.15%), 2.40%,
04/20/32 ............... 4,900 4,856,706
Series 2016-2A, Class DR, (LIBOR
USD 3 Month + 3.15%), 3.40%,
04/20/32 ............... 6,500 6,328,275
Series 2016-2A, Class ER, (LIBOR
USD 3 Month + 6.75%), 7.00%,
04/20/32 ............... 7,000 6,735,170
Generate CLO 6 Ltd., Series 6A, Class
DR, (LIBOR USD 3 Month + 3.50%),
3.75%, 01/22/35
(a)(b)
.......... 3,500 3,471,435
Generate CLO 7 Ltd., Series 2019-2A,
Class C, (LIBOR USD 3 Month +
2.75%), 3.01%, 01/22/33
(a)(b)
.... 500 499,722
Generate CLO 9 Ltd., Series 9A, Class
E, (LIBOR USD 3 Month + 6.85%),
6.98%, 10/20/34
(a)(b)
.......... 2,000 1,984,171
Gilbert Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.19%), 1.43%,
10/15/30 ............... 850 842,968
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.19%,
10/15/30 ............... 7,160 7,074,109
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.19%,
10/15/30 ............... 6,223 6,112,484
GoldenTree Loan Opportunities IX
Ltd.
(a)(b)
Series 2014-9A, Class AR2, (LIBOR
USD 3 Month + 1.11%), 1.41%,
10/29/29 ............... 5,968 5,945,413
Series 2014-9A, Class BR2, (LIBOR
USD 3 Month + 1.60%), 1.90%,
10/29/29 ............... 500 496,630
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(LIBOR USD 3 Month + 1.07%),
1.31%, 01/18/31
(a)(b)
.......... 4,095 4,068,885
GoldentTree Loan Management US
CLO 1 Ltd.
(a)(b)
Series 2021-9A, Class E, (LIBOR
USD 3 Month + 4.75%), 5.00%,
01/20/33 ............... 2,340 2,074,163
Series 2021-11A, Class E, (LIBOR
USD 3 Month + 5.35%), 5.60%,
10/20/34 ............... 2,640 2,360,845
Series 2021-11A, Class EJ, (LIBOR
USD 3 Month + 7.75%), 8.00%,
10/20/34 ............... 1,375 1,343,135
Golub Capital Partners CLO 53B Ltd.,
Series 2021-53A, Class E, (LIBOR
USD 3 Month + 6.70%), 6.95%,
07/20/34
(a)(b)
............... 500 471,998
Golub Capital Partners CLO 55B Ltd.,
Series 2021-55A, Class E, (LIBOR
USD 3 Month + 6.56%), 6.81%,
07/20/34
(a)(b)
............... 2,690 2,664,996

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Gracie Point International Funding
(a)(b)
Series 2020-B, Class B, (LIBOR
USD 1 Month + 2.40%), 2.63%,
05/02/23 ............... USD 15,000 $ 15,044,265
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 1.40%), 1.63%,
11/01/23 ............... 1,320 1,311,460
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 2.40%), 2.63%,
11/01/23 ............... 1,729 1,708,298
Great Lakes CLO V Ltd., Series 2021-
5A, Class A, (LIBOR USD 3 Month +
1.70%), 1.94%, 04/15/33
(a)(b)
.... 6,500 6,510,988
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.26%), 1.51%,
01/20/30 ............... 1,255 1,251,285
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 3.30%), 3.55%,
01/20/30 ............... 450 446,558
GT Loan Financing I Ltd., Series 2013-
1A, Class CR, (LIBOR USD 3 Month
+ 2.10%), 2.38%, 07/28/31
(a)(b)
... 500 499,289
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (LIBOR
USD 3 Month + 1.37%), 1.61%,
04/15/33 ............... 2,250 2,242,272
Series 2020-IA, Class B, (LIBOR
USD 3 Month + 2.00%), 2.24%,
04/15/33 ............... 250 247,921
Series 2020-IA, Class E, (LIBOR
USD 3 Month + 6.45%), 6.69%,
04/15/33 ............... 2,875 2,839,774
Gulf Stream Meridian 3 Ltd., Series
2021-IIIA, Class A1, (LIBOR USD 3
Month + 1.32%), 1.56%, 04/15/34
(a)(b)
1,000 993,313
Gulf Stream Meridian 4 Ltd.
(a)(b)
Series 2021-4A, Class A2, (LIBOR
USD 3 Month + 1.85%), 2.09%,
07/15/34 ............... 1,000 995,133
Series 2021-4A, Class D, (LIBOR
USD 3 Month + 6.35%), 6.59%,
07/15/34 ............... 2,875 2,817,882
Gulf Stream Meridian 5 Ltd., Series
2021-5A, Class A2, (LIBOR USD 3
Month + 1.80%), 2.04%, 07/15/34
(a)(b)
3,000 2,981,638
Gulf Stream Meridian 6 Ltd.
(a)(b)
Series 2021-6A, Class A1, (LIBOR
USD 3 Month + 1.19%), 1.31%,
01/15/37 ............... 1,000 990,016
Series 2021-6A, Class D, (LIBOR
USD 3 Month + 6.36%), 6.48%,
01/15/37 ............... 1,250 1,232,045
Gulf Stream Meridian 7 Ltd.
(a)(b)(c)
Series 2022-7A, Class A1, (3 Month
CME Term SOFR + 1.36%),
1.66%, 07/15/35 .......... 10,000 9,952,000
Series 2022-7A, Class D, (3 Month
CME Term SOFR + 6.85%),
7.15%, 07/15/35 .......... 2,250 2,227,500
Halcyon Loan Advisors Funding Ltd.,
Series 2014-3A, Class B1R, (LIBOR
USD 3 Month + 1.70%), 1.96%,
10/22/25
(a)(b)
............... 91 91,460
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Harbor Park CLO 18-1 Ltd., Series
2018-1A, Class E, (LIBOR USD 3
Month + 5.60%), 5.85%, 01/20/31
(a)(b)
USD 1,000 $ 964,581
Highbridge Loan Management, Series
3A-2014, Class A1R, (LIBOR USD 3
Month + 1.18%), 1.42%, 07/18/29
(a)(b)
1,000 997,767
Highbridge Loan Management Ltd.
(a)(b)
Series 12A-18, Class A1B, (LIBOR
USD 3 Month + 1.25%), 1.49%,
07/18/31 ............... 930 921,171
Series 7A-2015, Class BR, (LIBOR
USD 3 Month + 1.18%), 1.69%,
03/15/27 ............... 580 575,699
Series 7A-2015, Class CR, (LIBOR
USD 3 Month + 1.70%), 2.21%,
03/15/27 ............... 1,670 1,662,115
HPS Loan Management Ltd., Series
6A-2015, Class A1R, (LIBOR USD 3
Month + 1.00%), 1.32%, 02/05/31
(a)(b)
6,103 6,058,742
Jamestown CLO XII Ltd., Series 2019-
1A, Class A2, (LIBOR USD 3 Month
+ 2.15%), 2.40%, 04/20/32
(a)(b)
... 2,300 2,286,701
Kayne CLO III Ltd., Series 2019-3A,
Class BR, (LIBOR USD 3 Month +
1.55%), 1.79%, 04/15/32
(a)(b)
.... 400 395,121
KKR CLO 10 Ltd., Series 10, Class BR,
(LIBOR USD 3 Month + 1.70%),
2.53%, 09/15/29
(a)(b)
.......... 3,000 2,993,327
LCM XIV LP, Series 14A, Class AR,
(LIBOR USD 3 Month + 1.04%),
1.29%, 07/20/31
(a)(b)
.......... 750 746,077
LCM XX LP, Series 20A, Class BR,
(LIBOR USD 3 Month + 1.55%),
1.80%, 10/20/27
(a)(b)
.......... 5,000 4,983,182
LoanCore Issuer Ltd.
(a)(b)
Series 2018-CRE1, Class A, (LIBOR
USD 1 Month + 1.13%), 1.53%,
05/15/28 ............... 1,322 1,317,571
Series 2021-CRE5, Class A, (LIBOR
USD 1 Month + 1.30%), 1.70%,
07/15/36 ............... 6,950 6,880,826
Loanpal Solar Loan Ltd.
(a)
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 4,255 4,034,434
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 10,340 9,447,969
Longfellow Place CLO Ltd., Series
2013-1A, Class BR3, (LIBOR USD 3
Month + 1.75%), 1.99%, 04/15/29
(a)(b)
7,000 6,992,241
Madison Park Funding XIII Ltd., Series
2014-13A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.75%,
04/19/30
(a)(b)
............... 1,000 992,440
Madison Park Funding XIX Ltd.
(a)(b)
Series 2015-19A, Class A1R2,
(LIBOR USD 3 Month + 0.92%),
1.18%, 01/22/28 .......... 1,869 1,856,414
Series 2015-19A, Class A2R2,
(LIBOR USD 3 Month + 1.50%),
1.76%, 01/22/28 .......... 5,000 4,967,859
Madison Park Funding XLII Ltd., Series
13A, Class A1, (LIBOR USD 3
Month + 1.18%), 1.44%, 11/21/30
(a)(b)
1,000 997,338
Madison Park Funding XLIX Ltd., Series
2021-49A, Class E, (LIBOR USD 3
Month + 6.25%), 6.37%, 10/19/34
(a)(b)
2,750 2,702,144

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XLV Ltd., Series
2020-45A, Class SUB, 0.00%,
07/15/34
(a)(b)
............... USD 2,000 $ 1,794,656
Madison Park Funding XVIII Ltd., Series
2015-18A, Class ARR, (LIBOR
USD 3 Month + 0.94%), 1.20%,
10/21/30
(a)(b)
............... 24,750 24,517,783
Madison Park Funding XXII Ltd., Series
2016-22A, Class A1R, (LIBOR
USD 3 Month + 1.26%), 1.50%,
01/15/33
(a)(b)
............... 1,750 1,739,949
Madison Park Funding XXIII Ltd., Series
2017-23A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.27%, 07/27/31
(a)(b)
3,000 2,985,775
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class BR, (LIBOR
USD 3 Month + 1.75%), 2.00%,
10/20/29
(a)(b)
............... 7,250 7,228,975
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class E, (LIBOR
USD 3 Month + 5.70%), 5.94%,
10/18/30
(a)(b)
............... 1,750 1,674,560
Madison Park Funding XXV Ltd., Series
2017-25A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 1.91%,
04/25/29
(a)(b)
............... 6,500 6,460,194
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (LIBOR
USD 3 Month + 1.20%), 1.50%,
07/29/30
(a)(b)
............... 2,000 2,002,159
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A1A,
(LIBOR USD 3 Month + 1.03%),
1.28%, 04/20/30
(a)(b)
.......... 350 347,293
Madison Park Funding XXX Ltd.
(b)
Series 2018-30A, Class E, (LIBOR
USD 3 Month + 4.95%), 5.19%,
04/15/29
(a)
.............. 2,050 1,987,132
Series 2018-30X, Class E, (LIBOR
USD 3 Month + 4.95%), 5.19%,
04/15/29
(d)
.............. 1,000 969,332
Madison Park Funding XXXI Ltd.,
Series 2018-31A, Class C, (LIBOR
USD 3 Month + 2.15%), 2.41%,
01/23/31
(a)(b)
............... 3,500 3,496,021
Madison Park Funding XXXIII Ltd.,
Series 2019-33A, Class BR, (3
Month CME Term SOFR + 1.80%),
1.96%, 10/15/32
(a)(b)
.......... 15,500 15,409,061
Madison Park Funding XXXIV Ltd.
(a)(b)
Series 2019-34A, Class AR, (LIBOR
USD 3 Month + 1.12%), 1.38%,
04/25/32 ............... 250 248,437
Series 2019-34A, Class DR, (LIBOR
USD 3 Month + 3.35%), 3.61%,
04/25/32 ............... 250 248,975
Series 2019-34A, Class SUB,
0.00%, 04/25/32 .......... 8,550 5,792,625
Madison Park Funding XXXVIII Ltd.
(a)(b)
Series 2021-38A, Class A, (LIBOR
USD 3 Month + 1.12%), 1.36%,
07/17/34 ............... 2,750 2,711,079
Series 2021-38A, Class C, (LIBOR
USD 3 Month + 1.90%), 2.14%,
07/17/34 ............... 250 244,635
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-38A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.24%,
07/17/34 ............... USD 1,500 $ 1,448,591
Marble Point CLO XXIII Ltd., Series
2021-4A, Class D1, (LIBOR USD 3
Month + 3.65%), 3.74%, 01/22/35
(a)(b)
500 497,187
Mariner CLO LLC
(a)(b)
Series 2016-3A, Class AR2, (LIBOR
USD 3 Month + 0.99%), 1.25%,
07/23/29 ............... 219 218,102
Series 2016-3A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.76%,
07/23/29 ............... 5,250 5,201,808
Series 2016-3A, Class CR2, (LIBOR
USD 3 Month + 2.05%), 2.31%,
07/23/29 ............... 23,000 22,656,893
Series 2016-3A, Class DR2, (LIBOR
USD 3 Month + 2.90%), 3.16%,
07/23/29 ............... 3,750 3,610,720
MP CLO VII Ltd.
(a)(b)
Series 2015-1A, Class BRR, (LIBOR
USD 3 Month + 1.60%), 1.84%,
10/18/28 ............... 500 495,068
Series 2015-1A, Class CRR, (LIBOR
USD 3 Month + 2.20%), 2.44%,
10/18/28 ............... 3,690 3,628,960
MP CLO VIII Ltd., Series 2015-2A,
Class BRR, (LIBOR USD 3 Month +
1.80%), 2.08%, 04/28/34
(a)(b)
.... 11,250 11,132,313
Myers Park CLO Ltd.
(a)(b)
Series 2018-1A, Class B1, (LIBOR
USD 3 Month + 1.60%), 1.85%,
10/20/30 ............... 250 247,377
Series 2018-1A, Class C, (LIBOR
USD 3 Month + 2.05%), 2.30%,
10/20/30 ............... 1,000 991,637
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 5.50%), 5.75%,
10/20/30 ............... 250 236,640
Neuberger Berman CLO XVII Ltd.
(a)(b)
Series 2014-17A, Class CR2,
(LIBOR USD 3 Month + 2.00%),
2.26%, 04/22/29 .......... 5,350 5,295,299
Series 2014-17A, Class DR2A,
(LIBOR USD 3 Month + 2.80%),
3.06%, 04/22/29 .......... 1,500 1,467,091
Neuberger Berman CLO XX Ltd.
(a)(b)
Series 2015-20A, Class ARR,
(LIBOR USD 3 Month + 1.16%),
1.40%, 07/15/34 .......... 439 434,143
Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.65%),
1.89%, 07/15/34 .......... 500 493,741
Series 2015-20A, Class DRR,
(LIBOR USD 3 Month + 2.95%),
3.19%, 07/15/34 .......... 3,000 2,932,283
Series 2015-20A, Class ERR,
(LIBOR USD 3 Month + 6.50%),
6.74%, 07/15/34 .......... 5,325 5,181,094
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (LIBOR
USD 3 Month + 1.65%), 1.89%,
10/17/30 ............... 400 396,672
Series 2016-22A, Class CR, (LIBOR
USD 3 Month + 2.20%), 2.44%,
10/17/30 ............... 250 247,622

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Neuberger Berman Loan Advisers CLO
32 Ltd., Series 2019-32A, Class ER,
(LIBOR USD 3 Month + 6.10%),
6.35%, 01/20/32
(a)(b)
.......... USD 425 $ 415,965
Neuberger Berman Loan Advisers CLO
34 Ltd., Series 2019-34A, Class
BR, (3 Month CME Term SOFR +
1.75%), 1.99%, 01/20/35
(a)(b)(c)
... 3,400 3,400,000
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(LIBOR USD 3 Month + 2.60%),
2.85%, 01/19/33
(a)(b)
.......... 500 499,269
Neuberger Berman Loan Advisers CLO
37 Ltd., Series 2020-37A, Class ER,
(LIBOR USD 3 Month + 5.75%),
6.00%, 07/20/31
(a)(b)
.......... 250 238,252
Neuberger Berman Loan Advisers CLO
39 Ltd., Series 2020-39A, Class E,
(LIBOR USD 3 Month + 7.20%),
7.45%, 01/20/32
(a)(b)
.......... 250 248,012
Niagara Park CLO Ltd., Series 2019-
1A, Class ER, (LIBOR USD 3 Month
+ 5.95%), 6.19%, 07/17/32
(a)(b)
... 2,500 2,457,430
Northwoods Capital 20 Ltd., Series
2019-20A, Class ER, (LIBOR USD 3
Month + 7.85%), 8.11%, 01/25/32
(a)(b)
1,250 1,239,750
Oaktree CLO Ltd., Series 2015-1A,
Class DR, (LIBOR USD 3 Month +
5.20%), 5.45%, 10/20/27
(a)(b)
.... 2,000 1,970,024
Ocean Beach Spc, Series 2020-1I,
Class A, 4.00%, 09/26/22 ...... 297 296,058
Ocean Trails CLO V, Series 2014-5A,
Class BRR, (LIBOR USD 3 Month +
1.95%), 2.19%, 10/13/31
(a)(b)
.... 2,500 2,485,750
OCP CLO 2020-8R Ltd., Series 2020-
8RA, Class A1, (LIBOR USD 3
Month + 1.22%), 1.46%, 01/17/32
(a)(b)
6,150 6,108,122
OCP CLO Ltd.
Series 2013-4A, Class A2RR,
(LIBOR USD 3 Month + 1.45%),
1.71%, 04/24/29
(a)(b)
........ 5,250 5,217,081
Series 2013-4A, Class BRR, (LIBOR
USD 3 Month + 1.90%), 2.16%,
04/24/29
(a)(b)
............. 19,500 19,385,627
Series 2013-4A, Class CRR, (LIBOR
USD 3 Month + 3.00%), 3.26%,
04/24/29
(a)(b)
............. 12,000 11,894,507
Series 2014-5A, Class A1R, (LIBOR
USD 3 Month + 1.08%), 1.35%,
04/26/31
(a)(b)
............. 1,410 1,400,364
Series 2014-6X, Class BR, (LIBOR
USD 3 Month + 2.15%), 2.39%,
10/17/30
(b)(d)
............. 2,500 2,464,763
Series 2014-7A, Class A2RR,
(LIBOR USD 3 Month + 1.65%),
1.90%, 07/20/29
(a)(b)
........ 1,600 1,588,111
Series 2014-7A, Class B2RR,
5.11%, 07/20/29
(a)
......... 3,830 3,859,237
Series 2015-9A, Class BR2, (3
Month CME Term SOFR +
1.75%), 2.16%, 01/15/33
(a)(b)
.. 10,250 10,232,105
Series 2015-9A, Class ER, (3 Month
CME Term SOFR + 6.80%),
7.21%, 01/15/33
(a)(b)
........ 1,688 1,678,979
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-14A, Class B, (LIBOR
USD 3 Month + 1.95%), 2.43%,
11/20/30
(a)(b)
............. USD 1,200 $ 1,183,145
Series 2019-16A, Class AR, (LIBOR
USD 3 Month + 1.00%), 1.23%,
04/10/33
(a)(b)
............. 500 495,500
Series 2019-16A, Class ER, (LIBOR
USD 3 Month + 6.35%), 6.58%,
04/10/33
(a)(b)
............. 3,750 3,552,018
Series 2020-18A, Class AR, (LIBOR
USD 3 Month + 1.09%), 1.34%,
07/20/32
(a)(b)
............. 1,000 990,034
Series 2020-18A, Class DR, (LIBOR
USD 3 Month + 3.20%), 3.45%,
07/20/32
(a)(b)
............. 4,750 4,655,240
Series 2020-18A, Class ER, (LIBOR
USD 3 Month + 6.43%), 6.68%,
07/20/32
(a)(b)
............. 3,750 3,569,113
Series 2020-20A, Class D1, (LIBOR
USD 3 Month + 3.95%), 4.18%,
10/09/33
(a)(b)
............. 2,500 2,440,283
Series 2020-20A, Class E, (LIBOR
USD 3 Month + 7.66%), 7.89%,
10/09/33
(a)(b)
............. 1,500 1,491,498
Series 2021-22A, Class E, (LIBOR
USD 3 Month + 6.60%), 6.72%,
12/02/34
(a)(b)
............. 1,750 1,677,278
Octagon Investment Partners 18-R
Ltd., Series 2018-18A, Class A1A,
(LIBOR USD 3 Month + 0.96%),
1.20%, 04/16/31
(a)(b)
.......... 276 273,019
Octagon Investment Partners 24 Ltd.,
Series 2015-1A, Class A2S, (LIBOR
USD 3 Month + 1.70%), 1.96%,
04/21/31
(a)(b)
............... 1,000 991,293
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 6.20%), 6.45%,
03/17/30
(a)(b)
............... 500 468,735
Octagon Investment Partners 33 Ltd.,
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.19%), 1.44%,
01/20/31
(a)(b)
............... 1,750 1,741,175
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 0.97%), 1.21%,
04/15/31
(a)(b)
............... 250 247,466
Octagon Investment Partners 37 Ltd.,
Series 2018-2A, Class A2, (LIBOR
USD 3 Month + 1.58%), 1.84%,
07/25/30
(a)(b)
............... 1,000 989,660
Octagon Investment Partners 51 Ltd.,
Series 2021-1A, Class A, (LIBOR
USD 3 Month + 1.15%), 1.40%,
07/20/34
(a)(b)
............... 3,500 3,463,327
Octagon Investment Partners Ltd.,
Series 2020-5A, Class E, (LIBOR
USD 3 Month + 6.75%), 6.99%,
01/15/33
(a)(b)
............... 750 741,780
Octagon Investment Partners XV Ltd.,
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 1.60%,
07/19/30
(a)(b)
............... 1,000 995,577
OHA Credit Funding 2 Ltd., Series
2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.41%, 04/21/34
(a)(b)
4,500 4,463,815

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.90%, 07/02/35
(a)(b)
USD 250 $ 247,138
OHA Credit Funding 4 Ltd., Series
2019-4A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.41%, 10/22/36
(a)(b)
500 493,746
OHA Credit Funding 6 Ltd., Series
2020-6A, Class AR, (LIBOR USD 3
Month + 1.14%), 1.39%, 07/20/34
(a)(b)
1,000 989,078
OHA Credit Partners XI Ltd., Series
2015-11A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.40%, 01/20/32
(a)(b)
300 299,358
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (LIBOR USD 3 Month
+ 1.04%), 1.50%, 05/23/31
(a)(b)
... 11,402 11,311,148
OSD CLO Ltd., Series 2021-23A, Class
E, (LIBOR USD 3 Month + 6.00%),
6.97%, 04/17/31
(a)(b)
.......... 500 462,599
Owl Rock CLO VI Ltd., Series 2021-6A,
Class A, (LIBOR USD 3 Month +
1.45%), 1.57%, 06/21/32
(a)(b)
.... 1,500 1,484,551
OZLM Funding IV Ltd.
(a)(b)
Series 2013-4A, Class A1R, (LIBOR
USD 3 Month + 1.25%), 1.51%,
10/22/30 ............... 981 975,502
Series 2013-4A, Class A2R, (LIBOR
USD 3 Month + 1.70%), 1.96%,
10/22/30 ............... 960 952,307
OZLM VI Ltd.
(a)(b)
Series 2014-6A, Class A2AS,
(LIBOR USD 3 Month + 1.75%),
1.99%, 04/17/31 .......... 1,800 1,785,176
Series 2014-6A, Class SUB, 0.00%,
04/17/31 ............... 3,200 645,120
OZLM VIII Ltd.
(a)(b)
Series 2014-8A, Class A2R3,
(LIBOR USD 3 Month + 1.65%),
1.89%, 10/17/29 .......... 3,815 3,785,831
Series 2014-8A, Class CRR, (LIBOR
USD 3 Month + 3.15%), 3.39%,
10/17/29 ............... 1,835 1,787,527
OZLM XX Ltd., Series 2018-20A, Class
A2, (LIBOR USD 3 Month + 1.65%),
1.90%, 04/20/31
(a)(b)
.......... 250 247,257
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.13%),
1.37%, 01/17/31 .......... 1,670 1,660,815
Series 2015-1A, Class A2R4,
(LIBOR USD 3 Month + 1.70%),
2.18%, 05/21/34 .......... 2,500 2,475,299
Series 2015-2A, Class DR2, (LIBOR
USD 3 Month + 5.75%), 6.00%,
07/20/30 ............... 3,500 3,345,471
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 1.03%), 1.27%,
04/18/31 ............... 6,260 6,228,454
Series 2018-2A, Class D, (LIBOR
USD 3 Month + 5.60%), 5.84%,
07/16/31 ............... 750 714,842
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 6.35%), 6.59%,
07/15/34 ............... 250 244,886
Series 2021-3A, Class A1, (LIBOR
USD 3 Month + 1.15%), 1.38%,
01/15/35 ............... 250 247,218
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2018-5A, Class SUB, 0.00%,
01/20/27 ............... USD 4,750 $ 1,345,200
Series 2019-1A, Class A2, (LIBOR
USD 3 Month + 1.65%), 1.90%,
04/20/27 ............... 750 749,171
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 5.80%), 6.05%,
04/20/27 ............... 3,050 3,045,161
Series 2019-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.50%,
04/20/27 ............... 250 249,500
Series 2019-2A, Class C, (LIBOR
USD 3 Month + 3.25%), 3.50%,
04/20/27 ............... 7,625 7,624,899
Series 2019-2A, Class D, (LIBOR
USD 3 Month + 5.50%), 5.75%,
04/20/27 ............... 1,500 1,492,936
Series 2019-2A, Class E, (LIBOR
USD 3 Month + 6.75%), 7.00%,
04/20/27 ............... 1,000 995,496
Series 2019-3A, Class A2, (LIBOR
USD 3 Month + 1.60%), 2.08%,
08/20/27 ............... 14,250 14,222,862
Series 2019-3A, Class B, (LIBOR
USD 3 Month + 2.10%), 2.58%,
08/20/27 ............... 1,000 999,410
Series 2019-3A, Class C, (LIBOR
USD 3 Month + 3.40%), 3.88%,
08/20/27 ............... 6,800 6,789,202
Series 2019-3A, Class D, (LIBOR
USD 3 Month + 5.35%), 5.83%,
08/20/27 ............... 2,750 2,723,142
Series 2019-4A, Class A2, (LIBOR
USD 3 Month + 1.60%), 1.86%,
10/24/27 ............... 2,250 2,245,334
Series 2019-4A, Class C, (LIBOR
USD 3 Month + 3.25%), 3.51%,
10/24/27 ............... 2,250 2,247,756
Series 2019-4A, Class D, (LIBOR
USD 3 Month + 5.90%), 6.16%,
10/24/27 ............... 3,225 3,213,899
Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.35%), 1.83%,
02/20/28 ............... 7,600 7,557,840
Series 2020-1A, Class C, (LIBOR
USD 3 Month + 2.50%), 2.98%,
02/20/28 ............... 4,150 4,142,407
Series 2020-1A, Class D, (LIBOR
USD 3 Month + 4.85%), 5.33%,
02/20/28 ............... 600 582,052
Series 2020-2A, Class A2, (LIBOR
USD 3 Month + 1.55%), 1.80%,
04/20/28 ............... 8,750 8,722,282
Series 2020-2A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.50%,
04/20/28 ............... 2,000 1,997,443
Series 2020-2A, Class C, (LIBOR
USD 3 Month + 3.00%), 3.25%,
04/20/28 ............... 1,000 997,737
Series 2020-2A, Class D, (LIBOR
USD 3 Month + 5.50%), 5.75%,
04/20/28 ............... 1,250 1,242,687
Series 2020-4A, Class C, (LIBOR
USD 3 Month + 3.60%), 4.10%,
11/25/28 ............... 3,000 2,994,043

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-4A, Class D, (LIBOR
USD 3 Month + 7.05%), 7.55%,
11/25/28 ............... USD 2,500 $ 2,485,829
Series 2020-4A, Class E, (LIBOR
USD 3 Month + 8.57%), 9.07%,
11/25/28 ............... 1,000 998,652
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.00%), 6.25%,
04/20/29 ............... 3,000 2,999,874
Series 2021-2A, Class A2, (LIBOR
USD 3 Month + 1.25%), 1.73%,
05/20/29 ............... 10,000 9,870,117
Series 2021-2A, Class D, (LIBOR
USD 3 Month + 5.00%), 5.48%,
05/20/29 ............... 500 484,652
Series 2021-3A, Class C, (LIBOR
USD 3 Month + 2.50%), 2.75%,
07/20/29 ............... 5,250 5,074,645
Series 2021-3A, Class D, (LIBOR
USD 3 Month + 5.00%), 5.25%,
07/20/29 ............... 4,875 4,720,117
Series 2021-4A, Class D, (LIBOR
USD 3 Month + 5.00%), 5.12%,
10/15/29 ............... 10,000 9,075,554
Series 2021-4A, Class E, (LIBOR
USD 3 Month + 7.51%), 7.64%,
10/15/29 ............... 2,000 1,969,991
Parallel Ltd., Series 2015-1A, Class
C1R, (LIBOR USD 3 Month +
1.75%), 2.00%, 07/20/27
(a)(b)
.... 1,670 1,659,730
Park Avenue Institutional Advisers CLO
Ltd.
(a)(b)
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 5.85%), 6.31%,
08/23/31 ............... 4,250 3,991,905
Series 2017-1A, Class DR, (LIBOR
USD 3 Month + 6.81%), 7.20%,
02/14/34 ............... 3,250 3,114,250
Series 2019-1A, Class A1, (LIBOR
USD 3 Month + 1.48%), 1.99%,
05/15/32 ............... 500 498,116
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 7.30%), 7.55%,
01/20/34 ............... 2,300 2,200,285
Series 2021-2A, Class D, (LIBOR
USD 3 Month + 3.40%), 3.64%,
07/15/34 ............... 4,800 4,764,744
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 7.01%), 7.25%,
07/15/34 ............... 2,400 2,247,644
Pikes Peak CLO 1, Series 2018-1A,
Class A, (LIBOR USD 3 Month +
1.18%), 1.44%, 07/24/31
(a)(b)
.... 250 249,272
Pikes Peak CLO 4, Series 2019-4A,
Class DR, (LIBOR USD 3 Month +
3.25%), 3.49%, 07/15/34
(a)(b)
.... 375 372,163
Pikes Peak CLO 6, Series 2020-6A,
Class ER2, (LIBOR USD 3 Month +
6.43%), 6.92%, 05/18/34
(a)(b)
.... 500 495,918
Post CLO Ltd.
(a)(b)
Series 2018-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 3.19%,
04/16/31 ............... 2,250 2,226,640
Series 2021-1A, Class E, (LIBOR
USD 3 Month + 6.45%), 6.58%,
10/15/34 ............... 750 747,321
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
PPM CLO 2 Ltd.
(a)(b)
Series 2019-2A, Class BR, (LIBOR
USD 3 Month + 1.75%), 2.00%,
04/16/32 ............... USD 3,500 $ 3,466,277
Series 2019-2A, Class DR, (LIBOR
USD 3 Month + 3.40%), 3.65%,
04/16/32 ............... 1,250 1,242,549
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (LIBOR
USD 3 Month + 1.65%), 1.90%,
01/20/34 ............... 4,500 4,454,784
Series 2021-15A, Class E, (LIBOR
USD 3 Month + 6.20%), 6.45%,
01/20/34 ............... 2,500 2,475,396
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class CR, (LIBOR
USD 3 Month + 1.85%), 2.09%,
04/15/32 ............... 700 689,886
Series 2019-3A, Class DR, (LIBOR
USD 3 Month + 2.75%), 2.99%,
04/15/32 ............... 750 728,789
Series 2019-3A, Class ER, (LIBOR
USD 3 Month + 6.50%), 6.74%,
04/15/32 ............... 750 716,713
Rad CLO 4 Ltd.
(a)(b)
Series 2019-4A, Class C, (LIBOR
USD 3 Month + 2.80%), 3.06%,
04/25/32 ............... 1,425 1,420,860
Series 2019-4A, Class D, (LIBOR
USD 3 Month + 3.85%), 4.11%,
04/25/32 ............... 2,000 1,991,216
Series 2019-4A, Class E, (LIBOR
USD 3 Month + 6.75%), 7.01%,
04/25/32 ............... 3,000 2,927,266
Rad CLO 6 Ltd., Series 2019-6A, Class
E, (LIBOR USD 3 Month + 7.53%),
7.78%, 01/20/33
(a)(b)
.......... 2,250 2,192,116
Rad CLO 7 Ltd., Series 2020-7A, Class
A1, (LIBOR USD 3 Month + 1.20%),
1.44%, 04/17/33
(a)(b)
.......... 250 248,062
Rad CLO 9 Ltd.
(a)(b)
Series 2020-9A, Class B1, (LIBOR
USD 3 Month + 1.90%), 2.14%,
01/15/34 ............... 500 497,315
Series 2020-9A, Class E, (LIBOR
USD 3 Month + 7.59%), 7.83%,
01/15/34 ............... 3,000 2,969,953
Recette CLO Ltd., Series 2015-1A,
Class DRR, (LIBOR USD 3 Month +
3.25%), 3.50%, 04/20/34
(a)(b)
.... 1,250 1,232,004
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.80%), 2.04%,
04/17/30 ............... 1,250 1,245,498
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.45%), 2.69%,
04/17/30 ............... 2,320 2,315,742
Regatta VI Funding Ltd.
(a)(b)
Series 2016-1A, Class DR2, (LIBOR
USD 3 Month + 3.10%), 3.35%,
04/20/34 ............... 3,000 2,969,597
Series 2016-1A, Class ER2, (LIBOR
USD 3 Month + 6.75%), 7.00%,
04/20/34 ............... 1,500 1,445,350

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2,
(LIBOR USD 3 Month + 1.15%),
2.08%, 06/20/34 .......... USD 1,300 $ 1,286,696
Series 2016-1A, Class BR2, (LIBOR
USD 3 Month + 1.60%), 2.53%,
06/20/34 ............... 250 246,746
Regatta VIII Funding Ltd., Series 2017-
1A, Class B, (LIBOR USD 3 Month +
1.70%), 1.94%, 10/17/30
(a)(b)
.... 5,020 4,994,900
Regatta XIII Funding Ltd., Series 2018-
2A, Class C, (LIBOR USD 3 Month +
3.10%), 3.34%, 07/15/31
(a)(b)
.... 375 370,007
Regatta XVI Funding Ltd., Series 2019-
2A, Class B, (LIBOR USD 3 Month +
2.05%), 2.29%, 01/15/33
(a)(b)
.... 250 248,315
Regatta XVII Funding Ltd.
(a)(b)
Series 2020-1A, Class D, (LIBOR
USD 3 Month + 4.15%), 4.39%,
10/15/33 ............... 600 593,854
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 7.61%), 7.85%,
10/15/33 ............... 500 496,880
Regatta XX Funding Ltd., Series 2021-
2A, Class D, (LIBOR USD 3 Month +
3.10%), 3.34%, 10/15/34
(a)(b)
.... 1,250 1,249,988
Regatta XXIV Funding Ltd.
(a)(b)
Series 2021-5A, Class D, (LIBOR
USD 3 Month + 3.10%), 3.19%,
01/20/35 ............... 500 490,220
Series 2021-5A, Class E, (LIBOR
USD 3 Month + 6.80%), 6.89%,
01/20/35 ............... 500 486,171
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-2A, Class CR, (LIBOR
USD 3 Month + 1.90%), 2.14%,
10/15/29 ............... 1,250 1,240,415
Series 2017-2A, Class DR, (LIBOR
USD 3 Month + 2.85%), 3.09%,
10/15/29 ............... 5,360 5,266,371
Series 2017-2A, Class ER, (LIBOR
USD 3 Month + 6.25%), 6.49%,
10/15/29 ............... 4,500 4,246,450
Series 2017-3A, Class A, (LIBOR
USD 3 Month + 1.19%), 1.44%,
10/20/30 ............... 11,725 11,683,838
Series 2017-3A, Class E, (LIBOR
USD 3 Month + 5.75%), 6.00%,
10/20/30 ............... 5,555 5,316,729
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 1,124,550
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.10%), 1.58%,
05/20/31 ............... 1,000 995,000
Series 2018-1A, Class B, (LIBOR
USD 3 Month + 1.72%), 2.20%,
05/20/31 ............... 250 248,170
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 1,075,900
Series 2018-2A, Class A, (LIBOR
USD 3 Month + 1.16%), 1.41%,
10/20/31 ............... 1,159 1,154,153
Series 2018-2A, Class B, (LIBOR
USD 3 Month + 1.80%), 2.05%,
10/20/31 ............... 1,087 1,080,557
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-2A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.25%,
10/20/31 ............... USD 1,690 $ 1,562,532
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 1,131,025
Series 2020-1A, Class B, (LIBOR
USD 3 Month + 1.80%), 2.05%,
01/20/32 ............... 6,000 5,964,022
Series 2021-1A, Class C, (LIBOR
USD 3 Month + 2.00%), 2.25%,
07/20/34 ............... 250 247,653
Rockford Tower Credit Funding I Ltd.,
Series 2022-1A, Class SUB, 0.00%,
04/20/40
(a)(b)(c)
.............. 5,000 5,000,000
Romark CLO IV Ltd.
(a)(b)
Series 2021-4A, Class C1, (LIBOR
USD 3 Month + 3.20%), 3.43%,
07/10/34 ............... 3,500 3,422,281
Series 2021-4A, Class C2, (LIBOR
USD 3 Month + 5.00%), 5.23%,
07/10/34 ............... 1,750 1,737,561
Series 2021-4A, Class D, (LIBOR
USD 3 Month + 6.95%), 7.18%,
07/10/34 ............... 1,000 973,507
Romark CLO Ltd., Series 2017-1A,
Class B, (LIBOR USD 3 Month +
2.15%), 2.41%, 10/23/30
(a)(b)
.... 1,650 1,633,271
Romark WM-R Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month +
1.03%), 1.28%, 04/20/31
(a)(b)
.... 421 417,238
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a)(b)
...... 6,475 5,499,851
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%),
1.33%, 01/15/30
(a)(b)
.......... 500 497,056
RR 4 Ltd., Series 2018-4A, Class A2,
(LIBOR USD 3 Month + 1.55%),
1.79%, 04/15/30
(a)(b)
.......... 2,000 1,986,134
Seneca Park CLO Ltd., Series 2014-1A,
Class SUB, 0.00%, 07/17/26
(a)(b)
.. 2,000 5,680
Shackleton CLO Ltd., Series 2015-7RA,
Class C, (LIBOR USD 3 Month +
2.35%), 2.59%, 07/15/31
(a)(b)
.... 250 246,564
Silver Creek CLO Ltd.
(a)(b)
Series 2014-1A, Class AR, (LIBOR
USD 3 Month + 1.24%), 1.49%,
07/20/30 ............... 3,449 3,438,540
Series 2014-1A, Class DR, (LIBOR
USD 3 Month + 3.35%), 3.60%,
07/20/30 ............... 500 496,767
Sixth Street CLO XIX Ltd., Series 2021-
19A, Class E, (LIBOR USD 3 Month
+ 5.90%), 6.15%, 07/20/34
(a)(b)
... 5,000 4,760,112
Sixth Street CLO XVI Ltd., Series 2020-
16A, Class E, (LIBOR USD 3 Month
+ 7.32%), 7.57%, 10/20/32
(a)(b)
... 1,613 1,598,413
Sixth Street CLO XVII Ltd., Series
2021-17A, Class E, (LIBOR USD 3
Month + 6.20%), 6.45%, 01/20/34
(a)(b)
2,250 2,231,037
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class E, (LIBOR USD 3
Month + 6.50%), 6.75%, 04/20/34
(a)(b)
4,000 3,959,570
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (LIBOR USD 3
Month + 1.07%), 1.34%, 01/26/31
(a)(b)
525 521,560

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Sound Point CLO XII Ltd., Series
2016-2A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.30%, 10/20/28
(a)(b)
USD 2,000 $ 1,991,583
Sound Point CLO XV Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR
USD 3 Month + 1.50%), 1.76%,
01/23/29 ............... 2,000 1,983,054
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 2.05%), 2.31%,
01/23/29 ............... 3,350 3,312,319
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (LIBOR USD 3
Month + 3.50%), 3.76%, 04/25/34
(a)(b)
345 332,475
Steele Creek CLO Ltd., Series 2017-
1A, Class A, (LIBOR USD 3 Month +
1.25%), 1.49%, 10/15/30
(a)(b)
.... 420 418,392
Strata CLO I Ltd.
(a)(b)
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 7.08%), 7.32%,
01/15/31 ............... 1,690 1,635,555
Series 2018-1A, Class USUB,
0.00%, 01/15/18 .......... 7,680 5,233,920
Stratus CLO Ltd.
(a)(b)
Series 2021-1A, Class E, (LIBOR
USD 3 Month + 5.00%), 5.09%,
12/29/29 ............... 3,750 3,448,743
Series 2021-1A, Class SUB, 0.00%,
12/29/29 ............... 2,820 2,198,472
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 5.75%), 5.84%,
12/28/29 ............... 1,250 1,196,843
Series 2021-3A, Class C, (LIBOR
USD 3 Month + 2.05%), 2.14%,
12/29/29 ............... 250 244,957
Series 2021-3A, Class E, (LIBOR
USD 3 Month + 5.75%), 5.84%,
12/29/29 ............... 600 574,733
Symphony CLO XIV Ltd., Series 2014-
14A, Class B1RR, (LIBOR USD 3
Month + 1.70%), 1.94%, 07/14/26
(a)(b)
24,000 23,986,769
Symphony CLO XVI Ltd., Series
2015-16A, Class AR, (LIBOR USD 3
Month + 1.15%), 1.39%, 10/15/31
(a)(b)
300 298,445
Symphony CLO XXI Ltd., Series
2019-21A, Class DR, (LIBOR USD 3
Month + 3.30%), 3.54%, 07/15/32
(a)(b)
1,750 1,744,752
Symphony CLO XXIII Ltd.
(a)(b)
Series 2020-23A, Class CR, (LIBOR
USD 3 Month + 2.00%), 2.24%,
01/15/34 ............... 510 505,318
Series 2020-23A, Class ER, (LIBOR
USD 3 Month + 6.15%), 6.39%,
01/15/34 ............... 510 504,531
TIAA CLO III Ltd.
(a)(b)
Series 2017-2A, Class A, (LIBOR
USD 3 Month + 1.15%), 1.39%,
01/16/31 ............... 269 267,539
Series 2017-2A, Class B, (LIBOR
USD 3 Month + 1.50%), 1.74%,
01/16/31 ............... 750 740,889
TICP CLO I-2 Ltd., Series 2018-IA,
Class C, (LIBOR USD 3 Month +
3.04%), 3.31%, 04/26/28
(a)(b)
.... 500 499,034
TICP CLO II-2 Ltd., Series 2018-IIA,
Class C, (LIBOR USD 3 Month +
2.95%), 3.20%, 04/20/28
(a)(b)
.... 590 588,910
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
TICP CLO III-2 Ltd., Series 2018-3R,
Class B, (LIBOR USD 3 Month +
1.35%), 1.60%, 04/20/28
(a)(b)
.... USD 500 $ 497,671
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class A, (LIBOR
USD 3 Month + 1.14%), 1.39%,
01/20/31 ............... 2,000 1,988,784
Series 2017-9A, Class B, (LIBOR
USD 3 Month + 1.60%), 1.85%,
01/20/31 ............... 250 248,169
Series 2017-9A, Class D, (LIBOR
USD 3 Month + 2.90%), 3.15%,
01/20/31 ............... 500 492,120
TICP CLO V Ltd., Series 2016-5A,
Class ER, (LIBOR USD 3 Month +
5.75%), 5.99%, 07/17/31
(a)(b)
.... 1,000 947,898
TICP CLO VII Ltd., Series 2017-7A,
Class ER, (LIBOR USD 3 Month +
7.05%), 7.29%, 04/15/33
(a)(b)
.... 5,400 5,265,186
TICP CLO X Ltd., Series 2018-10A,
Class E, (LIBOR USD 3 Month +
5.50%), 5.75%, 04/20/31
(a)(b)
.... 500 470,115
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (LIBOR
USD 3 Month + 1.18%), 1.43%,
10/20/31 ............... 500 498,250
Series 2018-11A, Class B, (LIBOR
USD 3 Month + 1.73%), 1.98%,
10/20/31 ............... 2,000 1,990,267
Series 2018-11A, Class D, (LIBOR
USD 3 Month + 3.05%), 3.30%,
10/20/31 ............... 250 245,851
Series 2018-11A, Class E, (LIBOR
USD 3 Month + 6.00%), 6.25%,
10/20/31 ............... 1,425 1,376,116
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class AR, (LIBOR
USD 3 Month + 1.17%), 1.41%,
07/15/34 ............... 1,000 989,717
Series 2018-12A, Class ER, (LIBOR
USD 3 Month + 6.25%), 6.49%,
07/15/34 ............... 625 589,038
TICP CLO XIV Ltd., Series 2019-14A,
Class DR, (LIBOR USD 3 Month +
6.70%), 6.95%, 10/20/32
(a)(b)
.... 2,500 2,453,894
TICP CLO XV Ltd.
(a)(b)
Series 2020-15A, Class A, (LIBOR
USD 3 Month + 1.28%), 1.53%,
04/20/33 ............... 250 248,695
Series 2020-15A, Class D, (LIBOR
USD 3 Month + 3.15%), 3.40%,
04/20/33 ............... 1,000 999,987
Series 2020-15A, Class E, (LIBOR
USD 3 Month + 6.15%), 6.40%,
04/20/33 ............... 500 486,182
Treman Park CLO Ltd., Series 2015-1A,
Class DRR, (LIBOR USD 3 Month +
2.65%), 2.90%, 10/20/28
(a)(b)
.... 5,560 5,468,552
Trestles CLO II Ltd., Series 2018-2A,
Class D, (LIBOR USD 3 Month +
5.75%), 6.01%, 07/25/31
(a)(b)
.... 3,860 3,650,699
Trestles CLO III Ltd.
(a)(b)
Series 2020-3A, Class A1, (LIBOR
USD 3 Month + 1.33%), 1.58%,
01/20/33 ............... 4,750 4,729,071

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-3A, Class B1, (LIBOR
USD 3 Month + 1.85%), 2.10%,
01/20/33 ............... USD 1,500 $ 1,490,838
Series 2020-3A, Class E, (LIBOR
USD 3 Month + 6.50%), 6.75%,
01/20/33 ............... 2,250 2,216,375
Series 2020-3A, Class SUB, (LIBOR
USD 3 Month + 0.00%), 0.00%,
01/20/33 ............... 1,000 784,835
Trestles CLO IV Ltd., Series 2021-4A,
Class A, (LIBOR USD 3 Month +
1.17%), 1.43%, 07/21/34
(a)(b)
.... 1,000 989,000
Trestles CLO Ltd.
(a)(b)
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 2.90%), 3.16%,
04/25/32 ............... 1,500 1,469,035
Series 2020-3A, Class C, (LIBOR
USD 3 Month + 2.25%), 2.50%,
01/20/33 ............... 1,500 1,490,691
TRESTLES CLO Ltd.
(a)(b)
Series 2017-1A, Class B1R, (LIBOR
USD 3 Month + 1.75%), 2.01%,
04/25/32 ............... 5,050 4,928,662
Series 2017-1A, Class ER, (LIBOR
USD 3 Month + 8.53%), 8.79%,
04/25/32 ............... 2,000 1,865,569
TRESTLES CLO V Ltd., Series 2021-
5A, Class E, (LIBOR USD 3 Month +
6.35%), 6.51%, 10/20/34
(a)(b)
.... 4,250 4,210,057
Triaxx Prime CDO Ltd., Series 2006-1A,
Class A2, (LIBOR USD 3 Month +
0.45%), 0.96%, 03/03/39
(a)(b)
.... 50,060 388,160
Trimaran Cavu Ltd.
(a)(b)
Series 2019-1A, Class B, (LIBOR
USD 3 Month + 2.20%), 2.45%,
07/20/32 ............... 250 248,319
Series 2019-1A, Class C1, (LIBOR
USD 3 Month + 3.15%), 3.40%,
07/20/32 ............... 500 499,850
Series 2019-1A, Class D, (LIBOR
USD 3 Month + 4.15%), 4.40%,
07/20/32 ............... 1,500 1,478,165
Series 2019-1A, Class E, (LIBOR
USD 3 Month + 7.04%), 7.29%,
07/20/32 ............... 1,250 1,218,309
Series 2021-2A, Class D1, (LIBOR
USD 3 Month + 3.25%), 3.38%,
10/25/34 ............... 1,550 1,520,525
Trimaran CAVU Ltd., Series 2019-2A,
Class C, (LIBOR USD 3 Month +
4.72%), 4.96%, 11/26/32
(a)(b)
.... 575 571,804
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (LIBOR USD 3 Month +
1.40%), 1.64%, 10/18/31
(a)(b)
.... 900 903,022
Trinitas CLO IX Ltd., Series 2018-9A,
Class CRR, (LIBOR USD 3 Month +
2.25%), 2.50%, 01/20/32
(a)(b)
.... 13,000 12,937,946
Trinitas CLO XIV Ltd.
(a)(b)
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.00%), 2.26%,
01/25/34 ............... 1,160 1,149,365
Series 2020-14A, Class C, (LIBOR
USD 3 Month + 3.00%), 3.26%,
01/25/34 ............... 625 624,850
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Trinitas CLO XVI Ltd., Series 2021-16A,
Class E, (LIBOR USD 3 Month +
7.00%), 7.25%, 07/20/34
(a)(b)
.... USD 6,000 $ 5,999,660
Voya CLO Ltd.
(a)(b)
Series 2015-3A, Class A1R, (LIBOR
USD 3 Month + 1.19%), 1.44%,
10/20/31 ............... 1,500 1,498,413
Series 2017-2A, Class A1R, (LIBOR
USD 3 Month + 0.98%), 1.22%,
06/07/30 ............... 280 277,894
Series 2017-4A, Class A1, (LIBOR
USD 3 Month + 1.13%), 1.37%,
10/15/30 ............... 3,750 3,732,935
Series 2017-4A, Class B, (LIBOR
USD 3 Month + 1.45%), 1.69%,
10/15/30 ............... 750 741,073
Series 2019-2A, Class E, (LIBOR
USD 3 Month + 6.60%), 6.85%,
07/20/32 ............... 250 244,301
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 3.05%), 3.31%,
07/24/32 ............... 8,780 8,595,394
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 6.40%), 6.66%,
07/24/32 ............... 5,050 4,744,780
Series 2019-1A, Class SUB, 0.00%,
07/24/32 ............... 4,300 3,302,830
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class A1R, (LIBOR
USD 3 Month + 1.22%), 1.48%,
10/24/34 ............... 4,500 4,440,419
Series 2020-2A, Class BR, (LIBOR
USD 3 Month + 1.75%), 2.01%,
10/24/34 ............... 3,750 3,705,871
Series 2020-2A, Class DR, (LIBOR
USD 3 Month + 3.35%), 3.61%,
10/24/34 ............... 6,750 6,606,135
Series 2020-2A, Class ER, (LIBOR
USD 3 Month + 7.10%), 7.36%,
10/24/34 ............... 2,000 1,881,742
Whitebox CLO III Ltd.
(a)(b)
Series 2021-3A, Class D, (LIBOR
USD 3 Month + 3.35%), 3.47%,
10/15/34 ............... 5,750 5,684,504
Series 2021-3A, Class E, (LIBOR
USD 3 Month + 6.85%), 6.97%,
10/15/34 ............... 6,720 6,656,745
York CLO 1 Ltd., Series 2014-1A,
Class CRR, (LIBOR USD 3 Month +
2.10%), 2.36%, 10/22/29
(a)(b)
.... 250 248,884
York CLO-3 Ltd.
(a)(b)
Series 2016-1A, Class BR, (LIBOR
USD 3 Month + 1.75%), 2.00%,
10/20/29 ............... 10,455 10,404,660
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 3.60%), 3.85%,
10/20/29 ............... 10,528 10,465,731
1,710,721,128
France — 0.0%
(b)(d)
FCT Autonoria
Series 2019-1, Class C, (EURIBOR
1 Month + 1.20%), 0.65%,
09/25/35 ............... EUR 382 423,801

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
France (continued)
Series 2019-1, Class D, (EURIBOR
1 Month + 1.60%), 1.05%,
09/25/35 ............... EUR 255 $ 283,001
Series 2019-1, Class E, (EURIBOR
1 Month + 2.70%), 2.15%,
09/25/35 ............... 636 710,138
Series 2019-1, Class F, (EURIBOR 1
Month + 3.70%), 3.15%, 09/25/35 212 235,226
FCT Noria
Series 2018-1, Class D, (EURIBOR
1 Month + 1.50%), 0.95%,
06/25/38 ............... 339 374,528
Series 2018-1, Class E, (EURIBOR
1 Month + 2.65%), 2.10%,
06/25/38 ............... 359 397,773
Series 2021-1, Class B, (EURIBOR
1 Month + 0.70%), 0.15%,
10/25/49 ............... 1,300 1,428,714
Series 2021-1, Class C, (EURIBOR
1 Month + 1.10%), 0.55%,
10/25/49 ............... 900 989,178
Series 2021-1, Class D, (EURIBOR
1 Month + 1.50%), 0.95%,
10/25/49 ............... 900 981,297
FCT Pixel, Series 2021-1, Class D,
(EURIBOR 3 Month + 1.75%),
1.22%, 02/25/38 ............ 300 332,081
6,155,737
Germany — 0.0%
(b)(d)
Red & Black Auto Germany 8 UG
Series 8, Class B, (EURIBOR 1
Month + 0.75%), 0.20%, 09/15/30 500 551,015
Series 8, Class C, (EURIBOR 1
Month + 0.95%), 0.40%, 09/15/30 400 439,697
Series 8, Class D, (EURIBOR 1
Month + 1.35%), 0.80%, 09/15/30 100 110,151
Red & Black Auto Germany UG
Series 6, Class C, (EURIBOR 1
Month + 1.40%), 0.85%, 10/15/28 115 126,856
Series 6, Class D, (EURIBOR 1
Month + 2.25%), 1.70%, 10/15/28 115 127,553
1,355,272
Ireland — 0.6%
(b)
AlbaCore Euro CLO IV DAC, Series
4X, Class D, (EURIBOR 3 Month +
4.60%), 0.00%, 07/15/35
(d)
..... 2,605 2,881,781
Alme Loan Funding V DAC, Series 5A,
Class ER, (EURIBOR 3 Month +
5.41%), 5.41%, 07/15/31
(a)
..... 3,800 4,007,975
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (EURIBOR
3 Month + 1.60%), 1.60%,
04/15/34
(a)
.............. 2,563 2,765,963
Series 2A, Class CR, (EURIBOR
3 Month + 2.40%), 2.40%,
04/15/34
(a)
.............. 1,794 1,926,212
Series 2A, Class DR, (EURIBOR
3 Month + 3.55%), 3.55%,
04/15/34
(a)
.............. 3,800 4,120,954
Series 2X, Class ER, (EURIBOR
3 Month + 6.45%), 6.45%,
04/15/34
(d)
.............. 1,580 1,677,331
Security
Par (000)
Par (000) Value
Ireland (continued)
Anchorage Capital Europe CLO DAC
Series 4A, Class D, (EURIBOR
3 Month + 3.20%), 3.20%,
04/25/34
(a)
.............. EUR 1,340 $ 1,439,179
Series 4X, Class E, (EURIBOR
3 Month + 5.71%), 5.71%,
04/25/34
(d)
.............. 896 922,394
Aqueduct European CLO 2 DAC
(d)
Series 2017-2X, Class B1,
(EURIBOR 3 Month + 1.20%),
1.20%, 10/15/30 .......... 2,518 2,750,046
Series 2017-2X, Class E, (EURIBOR
3 Month + 4.40%), 4.40%,
10/15/30 ............... 534 558,524
Aqueduct European CLO DAC
Series 2019-3X, Class AR,
(EURIBOR 3 Month + 0.93%),
0.93%, 08/15/34
(d)
......... 5,000 5,460,532
Series 2020-5A, Class B1R,
(EURIBOR 3 Month + 1.70%),
1.70%, 04/20/34
(a)
......... 2,250 2,433,279
Series 2020-5A, Class CR,
(EURIBOR 3 Month + 2.00%),
2.00%, 04/20/34
(a)
......... 2,250 2,359,507
Series 2020-5A, Class DR,
(EURIBOR 3 Month + 3.00%),
3.00%, 04/20/34
(a)
......... 750 783,524
Ares European CLO VII DAC
(d)
Series 7X, Class AAR, (EURIBOR 3
Month + 1.50%), 1.50%, 10/15/30 1,200 1,305,807
Series 7X, Class DR, (EURIBOR 3
Month + 5.26%), 5.26%, 10/15/30 250 257,358
Ares European CLO X DAC, Series
10A, Class DR, (EURIBOR 3 Month
+ 2.80%), 2.80%, 10/15/31
(a)
.... 2,000 2,129,061
Ares European CLO XII DAC
Series 12A, Class B1R, (EURIBOR
3 Month + 1.70%), 1.70%,
04/20/32
(a)
.............. 862 938,129
Series 12X, Class E, (EURIBOR
3 Month + 6.10%), 6.10%,
04/20/32
(d)
.............. 338 349,880
Armada Euro CLO III DAC
(a)
Series 3A, Class CR, (EURIBOR 3
Month + 2.35%), 2.35%, 07/15/31 4,500 4,837,308
Series 3A, Class DR, (EURIBOR 3
Month + 3.30%), 3.30%, 07/15/31 2,800 3,017,623
Aurium CLO II DAC, Series 2X, Class
ERR, (EURIBOR 3 Month + 6.08%),
6.08%, 06/22/34
(d)
........... 1,050 1,067,206
Aurium CLO VIII DAC, Series 8X, Class
A, (EURIBOR 3 Month + 0.85%),
0.85%, 06/23/34
(d)
........... 5,000 5,426,333
Avoca CLO XIV DAC
(d)
Series 14X, Class ER, (EURIBOR 3
Month + 4.70%), 4.70%, 01/12/31 2,240 2,315,061
Series 14X, Class FR, (EURIBOR 3
Month + 6.35%), 6.35%, 01/12/31 1,100 1,141,384
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 4,510 3,310,675
Avoca CLO XV DAC
(d)
Series 15X, Class B2R, (EURIBOR
3 Month + 1.05%), 1.05%,
04/15/31 ............... 150 162,563
Series 15X, Class ER, (EURIBOR 3
Month + 4.13%), 4.13%, 04/15/31 1,305 1,330,042

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 15X, Class FR, (EURIBOR 3
Month + 5.84%), 5.84%, 04/15/31 EUR 1,760 $ 1,805,392
Series 15X, Class M1, 0.00%,
04/15/31 ............... 3,100 2,323,608
Avoca CLO XVIII DAC
(d)
Series 18X, Class B1, (EURIBOR 3
Month + 1.25%), 1.25%, 04/15/31 5,800 6,256,711
Series 18X, Class C, (EURIBOR 3
Month + 1.75%), 1.75%, 04/15/31 150 161,750
Avoca CLO XX DAC, Series 20X, Class
E, (EURIBOR 3 Month + 5.75%),
5.75%, 07/15/32
(d)
........... 945 971,588
Avoca CLO XXII DAC
Series 22A, Class D, (EURIBOR
3 Month + 2.90%), 2.90%,
04/15/35
(a)
.............. 970 1,017,854
Series 22A, Class E, (EURIBOR
3 Month + 5.23%), 5.23%,
04/15/35
(a)
.............. 970 1,000,239
Series 22X, Class B1, (EURIBOR
3 Month + 1.30%), 1.30%,
04/15/35
(d)
.............. 710 754,616
Avoca CLO XXIII DAC, Series 23A,
Class D, (EURIBOR 3 Month +
3.05%), 3.05%, 04/15/34
(a)
..... 750 795,505
Avoca CLO XXIV DAC, Series 24A,
Class AR, (EURIBOR 3 Month +
0.90%), 0.90%, 07/15/34
(a)
..... 710 778,109
Avoca CLO XXV DAC, Series 25A,
Class E, (EURIBOR 3 Month +
6.14%), 6.14%, 10/15/34
(a)
..... 930 959,469
Bain Capital Euro CLO DAC
(d)
Series 2019-1X, Class C, (EURIBOR
3 Month + 2.40%), 2.40%,
04/15/32 ............... 1,080 1,168,587
Series 2019-1X, Class E, (EURIBOR
3 Month + 6.81%), 6.81%,
04/15/32 ............... 1,900 2,016,052
BBAM European CLO I DAC
(d)
Series 1X, Class AR, (EURIBOR 3
Month + 0.87%), 0.87%, 07/22/34 5,000 5,443,701
Series 1X, Class ER, (EURIBOR 3
Month + 5.91%), 5.91%, 07/22/34 1,050 1,080,551
Bilbao CLO I DAC
Series 1A, Class D, (EURIBOR
3 Month + 4.73%), 4.73%,
07/20/31
(a)
.............. 2,500 2,533,546
Series 1X, Class A2A, (EURIBOR
3 Month + 1.30%), 1.30%,
07/20/31
(d)
.............. 4,300 4,657,282
Bilbao CLO II DAC, Series 2A, Class
DR, (EURIBOR 3 Month + 5.97%),
5.97%, 08/20/35
(a)
........... 2,760 2,826,802
Bilbao CLO III DAC, Series 3X, Class
DR, (EURIBOR 3 Month + 5.96%),
5.96%, 05/17/34
(d)
........... 3,420 3,476,562
BlueMountain CLO DAC
Series 2021-1A, Class E, (EURIBOR
3 Month + 5.41%), 5.41%,
04/15/34
(a)
.............. 2,120 2,134,466
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.41%), 5.41%,
04/15/34
(d)
.............. 1,050 1,057,165
Bluemountain Euro CLO DAC, Series
2021-2A, Class E, (EURIBOR 3
Month + 6.21%), 6.21%, 10/15/35
(a)
870 907,227
Security
Par (000)
Par (000) Value
Ireland (continued)
BlueMountain Fuji EUR CLO III DAC,
Series 3X, Class E, (EURIBOR 3
Month + 5.26%), 5.26%, 01/15/31
(d)
EUR 1,330 $ 1,370,145
BlueMountain Fuji Eur CLO V DAC,
Series 5X, Class C, (EURIBOR 3
Month + 2.45%), 2.45%, 01/15/33
(d)
500 536,547
Cairn CLO IX DAC, Series 2018-9X,
Class A, (EURIBOR 3 Month +
0.71%), 0.71%, 04/25/32
(d)
..... 2,700 2,963,298
Cairn CLO XI DAC, Series 2019-11A,
Class E, (EURIBOR 3 Month +
6.77%), 6.77%, 07/15/35
(a)
..... 335 349,209
Capital Four CLO I DAC, Series 1X,
Class E, (EURIBOR 3 Month +
6.47%), 6.47%, 01/15/33
(d)
..... 1,475 1,529,902
Capital Four CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month +
5.91%), 5.91%, 01/15/34
(d)
..... 1,050 1,087,367
Carlyle Euro CLO DAC, Series 2021-
2A, Class C, (EURIBOR 3 Month +
3.30%), 3.30%, 10/15/35
(a)
..... 3,800 4,047,084
CIFC European Funding CLO I DAC,
Series 1X, Class E, (EURIBOR 3
Month + 5.86%), 5.86%, 07/15/32
(d)
250 262,423
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33
(d)
400 430,233
CIFC European Funding CLO III DAC
Series 3A, Class C, (EURIBOR
3 Month + 2.50%), 2.50%,
01/15/34
(a)
.............. 500 547,510
Series 3A, Class D, (EURIBOR
3 Month + 3.60%), 3.60%,
01/15/34
(a)
.............. 375 402,747
Series 3X, Class E, (EURIBOR
3 Month + 5.61%), 5.61%,
01/15/34
(d)
.............. 850 869,639
CIFC European Funding CLO IV DAC,
Series 4X, Class E, (EURIBOR 3
Month + 5.97%), 5.97%, 08/18/35
(d)
1,930 1,989,783
Clontarf Park CLO DAC, Series 1X,
Class CE, (EURIBOR 3 Month +
3.05%), 3.05%, 08/05/30
(d)
..... 1,470 1,594,139
Contego CLO VIII DAC, Series 8A,
Class DR, (EURIBOR 3 Month +
3.20%), 3.20%, 01/25/34
(a)
..... 530 564,048
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (EURIBOR 3
Month + 1.30%), 1.30%, 02/22/34
(d)
1,120 1,191,394
CVC Cordatus Loan Fund VI DAC,
Series 6X, Class CR, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/32
(d)
1,040 1,132,737
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (EURIBOR 3
Month + 3.80%), 3.80%, 12/23/33
(a)
400 437,334
CVC Cordatus Loan Fund XV DAC,
Series 15X, Class E, (EURIBOR 3
Month + 5.78%), 5.78%, 08/26/32
(d)
445 458,990
CVC Cordatus Loan Fund XVII DAC
Series 17A, Class ER, (EURIBOR
3 Month + 6.12%), 6.12%,
11/18/33
(a)
.............. 1,170 1,235,356
Series 17X, Class ER, (EURIBOR
3 Month + 6.12%), 6.12%,
11/18/33
(d)
.............. 820 865,805

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
CVC Cordatus Loan Fund XVIII DAC,
Series 18A, Class ER, (EURIBOR 3
Month + 6.06%), 6.06%, 07/29/34
(a)
EUR 1,544 $ 1,550,625
CVC Cordatus Loan Fund XX DAC
Series 20A, Class DE, (EURIBOR
3 Month + 3.00%), 3.00%,
06/22/34
(a)
.............. 1,450 1,517,195
Series 20A, Class E, (EURIBOR
3 Month + 5.61%), 5.61%,
06/22/34
(a)
.............. 660 662,050
Series 20X, Class E, (EURIBOR
3 Month + 5.61%), 5.61%,
06/22/34
(d)
.............. 554 555,721
CVC Cordatus Loan Fund XXI DAC
Series 21A, Class E, (EURIBOR
3 Month + 5.93%), 5.93%,
09/22/34
(a)
.............. 1,130 1,101,409
Series 21X, Class E, (EURIBOR
3 Month + 5.93%), 5.93%,
09/22/34
(d)
.............. 520 506,843
Dartry Park CLO DAC, Series 1A, Class
CRR, (EURIBOR 3 Month + 3.35%),
3.35%, 01/28/34
(a)
........... 500 535,333
Euro-Galaxy III CLO DAC
(a)
Series 2013-3A, Class CRRR,
(EURIBOR 3 Month + 2.35%),
2.35%, 04/24/34 .......... 700 760,494
Series 2013-3A, Class DRRR,
(EURIBOR 3 Month + 3.25%),
3.25%, 04/24/34 .......... 1,380 1,486,009
Euro-Galaxy V CLO DAC, Series 2016-
5X, Class ERR, (EURIBOR 3 Month
+ 5.82%), 5.82%, 02/15/34
(d)
.... 2,290 2,245,469
Euro-Galaxy VII CLO DAC
(a)
Series 2019-7A, Class CR,
(EURIBOR 3 Month + 2.40%),
2.40%, 07/25/35 .......... 2,650 2,845,693
Series 2019-7A, Class DR,
(EURIBOR 3 Month + 3.50%),
3.50%, 07/25/35 .......... 1,680 1,793,707
Fair Oaks Loan Funding I DAC, Series
1X, Class AR, (EURIBOR 3 Month +
0.85%), 0.85%, 04/15/34
(d)
..... 5,000 5,449,196
Fidelity Grand Harbour CLO DAC,
Series 2021-1A, Class D, (EURIBOR
3 Month + 3.60%), 3.60%,
10/15/34
(a)
................ 1,490 1,624,476
Harvest CLO XIX DAC, Series 19X,
Class D, (EURIBOR 3 Month +
2.55%), 2.55%, 04/14/31
(d)
..... 240 254,615
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 1.20%, 10/15/30
(d)
..... 700 757,565
Harvest CLO XXIII DAC
Series 23A, Class CE, (EURIBOR
3 Month + 2.05%), 2.05%,
10/20/32
(a)
.............. 1,790 1,934,921
Series 23X, Class A, (EURIBOR
3 Month + 0.95%), 0.95%,
10/20/32
(d)
.............. 1,817 1,987,389
Series 23X, Class D, (EURIBOR
3 Month + 3.00%), 3.00%,
10/20/32
(d)
.............. 1,360 1,438,053
Security
Par (000)
Par (000) Value
Ireland (continued)
Henley CLO IV DAC
Series 4A, Class C, (EURIBOR
3 Month + 2.10%), 2.10%,
04/25/34
(a)
.............. EUR 920 $ 992,382
Series 4A, Class D, (EURIBOR
3 Month + 3.00%), 3.00%,
04/25/34
(a)(c)
............. 500 533,428
Series 4X, Class B1, (EURIBOR
3 Month + 1.35%), 1.35%,
04/25/34
(d)
.............. 450 480,939
Henley CLO V DAC, Series 5A, Class
E, (EURIBOR 3 Month + 5.90%),
5.90%, 10/25/34
(a)
........... 1,330 1,344,135
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 0.92%, 11/14/32
(d)
...... 625 683,993
Invesco Euro CLO, Series 6X, Class
E, (EURIBOR 3 Month + 5.99%),
5.99%, 07/15/34
(d)
........... 770 801,885
Invesco Euro CLO II DAC, Series 2A,
Class B1R, (EURIBOR 3 Month +
1.70%), 1.70%, 08/15/34
(a)
..... 1,410 1,515,753
Invesco Euro CLO III DAC
(d)
Series 3X, Class B1, (EURIBOR 3
Month + 1.75%), 1.75%, 07/15/32 450 485,185
Series 3X, Class F, (EURIBOR 3
Month + 8.07%), 8.07%, 07/15/32 896 973,791
Invesco Euro CLO IV DAC, Series 4A,
Class B1, (EURIBOR 3 Month +
1.70%), 1.70%, 04/15/33
(a)
..... 625 677,569
Invesco Euro CLO V DAC
Series 5A, Class D, (EURIBOR
3 Month + 3.80%), 3.80%,
01/15/34
(a)
.............. 1,550 1,716,064
Series 5X, Class D, (EURIBOR
3 Month + 3.80%), 3.80%,
01/15/34
(d)
.............. 450 486,026
Invesco Euro CLO VII DAC, Series
7A, Class E, (EURIBOR 3 Month +
6.24%), 6.24%, 01/15/35
(a)
..... 1,500 1,561,134
Madison Park Euro Funding X DAC
(d)
Series 10X, Class A1, (EURIBOR 3
Month + 0.74%), 0.74%, 10/25/30 2,700 2,962,285
Series 10X, Class B1, (EURIBOR 3
Month + 1.20%), 1.20%, 10/25/30 1,850 2,002,760
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (EURIBOR 3
Month + 1.85%), 1.85%, 02/15/31
(d)
1,350 1,451,744
Madison Park Euro Funding XIV DAC,
Series 14A, Class DR, (EURIBOR 3
Month + 3.60%), 3.60%, 07/15/32
(a)
1,090 1,167,641
Madison Park Euro Funding XVI DAC
(a)
Series 16A, Class D, (EURIBOR 3
Month + 3.20%), 3.20%, 05/25/34 1,250 1,321,084
Series 16A, Class E, (EURIBOR 3
Month + 6.02%), 6.02%, 05/25/34 3,120 3,213,315
Man GLG Euro CLO, Series 6A, Class
DR, (EURIBOR 3 Month + 3.50%),
3.50%, 10/15/32
(a)
........... 950 1,022,246
Marino Park CLO DAC, Series 1X,
Class X, (EURIBOR 3 Month +
0.45%), 0.45%, 01/16/34
(d)
..... 1,125 1,242,025
Neuberger Berman Loan Advisers
Euro CLO, Series 2021-1X, Class
E, (EURIBOR 3 Month + 5.52%),
5.52%, 04/17/34
(d)
........... 658 642,167

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (EURIBOR 3
Month + 5.66%), 5.66%, 05/15/34
(d)
EUR 420 $ 433,173
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C,
(EURIBOR 3 Month + 2.50%),
2.50%, 11/25/33
(a)
........... 500 545,609
Northwoods Capital 21 Euro DAC,
Series 2020-21X, Class ER,
(EURIBOR 3 Month + 6.06%),
6.06%, 07/22/34
(d)
........... 1,050 1,065,695
Northwoods Capital 23 Euro DAC,
Series 2021-23X, Class E,
(EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(d)
........... 895 918,214
OAK Hill European Credit Partners V
DAC, Series 2016-5A, Class BR,
(EURIBOR 3 Month + 1.90%),
1.90%, 01/21/35
(a)
........... 425 463,485
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
1.20%, 01/20/32
(d)
........... 450 493,240
OAK Hill European Credit Partners
VII DAC, Series 2018-7X, Class
C, (EURIBOR 3 Month + 2.35%),
2.35%, 10/20/31
(d)
........... 1,110 1,204,430
OCP Euro CLO DAC
Series 2017-2X, Class B, (EURIBOR
3 Month + 1.35%), 1.35%,
01/15/32
(d)
.............. 700 762,782
Series 2017-2X, Class E, (EURIBOR
3 Month + 5.00%), 5.00%,
01/15/32
(d)
.............. 897 934,368
Series 2017-2X, Class F, (EURIBOR
3 Month + 6.40%), 6.40%,
01/15/32
(d)
.............. 600 605,675
Series 2019-3A, Class CR,
(EURIBOR 3 Month + 2.30%),
2.30%, 04/20/33
(a)
......... 250 272,412
Series 2019-3A, Class DR,
(EURIBOR 3 Month + 3.30%),
3.30%, 04/20/33
(a)
......... 250 268,054
Series 2020-4A, Class ER,
(EURIBOR 3 Month + 5.94%),
5.94%, 09/22/34
(a)
......... 1,680 1,781,259
Series 2020-4X, Class ER,
(EURIBOR 3 Month + 5.94%),
5.94%, 09/22/34
(d)
......... 1,360 1,441,971
Penta CLO DAC
(a)
Series 2019-6A, Class B1R,
(EURIBOR 3 Month + 1.70%),
1.70%, 07/25/34 .......... 500 539,435
Series 2019-6A, Class CR,
(EURIBOR 3 Month + 2.30%),
2.30%, 07/25/34 .......... 500 535,313
Series 2021-9A, Class D, (EURIBOR
3 Month + 3.10%), 3.10%,
07/25/36 ............... 1,650 1,754,772
Prodigy Finance DAC
(a)
Series 2021-1A, Class A, (LIBOR
USD 1 Month + 1.25%), 1.71%,
07/25/51 ............... USD 11,333 11,309,498
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 2.50%), 2.96%,
07/25/51 ............... 1,220 1,219,770
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 3.75%), 4.21%,
07/25/51 ............... USD 700 $ 700,953
Series 2021-1A, Class D, (LIBOR
USD 1 Month + 5.90%), 6.36%,
07/25/51 ............... 460 460,185
Providus CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.29%),
5.29%, 02/15/35
(d)
........... EUR 600 578,353
Rockfield Park CLO DAC, Series 1X,
Class D, (EURIBOR 3 Month +
5.95%), 5.95%, 07/16/34
(d)
..... 820 807,360
Rockford Tower Europe CLO DAC
Series 2018-1A, Class E, (EURIBOR
3 Month + 5.36%), 5.36%,
12/20/31
(a)
.............. 1,200 1,269,335
Series 2018-1X, Class B, (EURIBOR
3 Month + 1.85%), 1.85%,
12/20/31
(d)
.............. 3,750 4,149,383
Series 2018-1X, Class C, (EURIBOR
3 Month + 2.47%), 2.47%,
12/20/31
(d)
.............. 1,640 1,814,858
Series 2019-1X, Class B1,
(EURIBOR 3 Month + 1.60%),
1.60%, 01/20/33
(d)
......... 6,520 7,052,782
Series 2021-1X, Class E, (EURIBOR
3 Month + 5.96%), 5.96%,
04/20/34
(d)
.............. 868 877,423
RRE 2 Loan Management DAC, Series
2A, Class CR, (EURIBOR 3 Month +
3.05%), 3.05%, 07/15/35
(a)
..... 500 531,566
RRE 5 Loan Management DAC, Series
5A, Class A2R, (EURIBOR 3 Month
+ 1.75%), 1.75%, 01/15/37
(a)(c)
... 6,774 7,436,036
RRE 6 Loan Management DAC, Series
6X, Class D, (EURIBOR 3 Month +
6.25%), 6.25%, 04/15/35
(d)
..... 550 564,223
RRE 7 Loan Management DAC
(a)
Series 7A, Class A2, (EURIBOR 3
Month + 1.60%), 1.60%, 01/15/36 1,790 1,943,575
Series 7A, Class D, (EURIBOR 3
Month + 6.20%), 6.20%, 01/15/36 1,875 1,943,503
RRE 9 Loan Management DAC, Series
9A, Class A2, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/36
(a)
..... 1,720 1,871,357
Sound Point Euro CLO II Funding DAC,
Series 2A, Class ER, (EURIBOR 3
Month + 6.34%), 6.34%, 01/26/36
(a)
550 561,827
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C,
(EURIBOR 3 Month + 2.30%),
2.30%, 04/15/33
(d)
........... 750 804,600
Sound Point Euro CLO V Funding DAC,
Series 5X, Class E, (EURIBOR 3
Month + 5.84%), 5.84%, 07/25/35
(d)
1,050 1,030,568
Sound Point Euro CLO VII Funding
DAC, Series 7A, Class E,
(EURIBOR 3 Month + 6.27%),
6.27%, 01/25/35
(a)
........... 1,360 1,367,020
St Paul's CLO VI DAC, Series 6A,
Class DRRE, (EURIBOR 3 Month +
3.30%), 3.30%, 05/20/34
(a)
..... 3,730 3,980,914
St Paul's CLO X DAC, Series 10A,
Class DR, (EURIBOR 3 Month +
3.75%), 3.75%, 04/22/35
(a)
..... 750 818,822

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
St Paul's CLO XII DAC
(d)
Series 12X, Class B1, (EURIBOR 3
Month + 1.60%), 1.60%, 04/15/33 EUR 1,350 $ 1,464,792
Series 12X, Class D, (EURIBOR 3
Month + 3.20%), 3.20%, 04/15/33 1,880 2,015,022
Series 12X, Class E, (EURIBOR 3
Month + 5.32%), 5.32%, 04/15/33 650 656,940
Sutton Park CLO DAC
(d)
Series 1X, Class A2A, (EURIBOR 3
Month + 1.70%), 1.70%, 11/15/31 645 704,359
Series 1X, Class BE, (EURIBOR 3
Month + 2.35%), 2.35%, 11/15/31 500 542,105
Vesey Park CLO DAC, Series 1X, Class
B, (EURIBOR 3 Month + 2.30%),
2.30%, 11/16/32
(d)
........... 1,450 1,556,221
Voya Euro CLO I DAC
(d)
Series 1X, Class A, (EURIBOR 3
Month + 0.75%), 0.75%, 10/15/30 4,920 5,416,029
Series 1X, Class B1NE, (EURIBOR
3 Month + 1.15%), 1.15%,
10/15/30 ............... 750 812,803
Voya Euro CLO II DAC
(a)(c)
Series 2A, Class B1R, (EURIBOR 3
Month + 1.67%), 1.67%, 07/15/35 250 275,041
Series 2A, Class CR, (EURIBOR 3
Month + 2.15%), 2.15%, 07/15/35 250 270,686
Voya Euro CLO III DAC, Series 3X,
Class B1, (EURIBOR 3 Month +
1.65%), 1.65%, 04/15/33
(d)
..... 439 478,009
Voya Euro CLO IV DAC, Series 4A,
Class B1R, (EURIBOR 3 Month +
1.75%), 1.75%, 10/15/34
(a)
..... 1,880 2,041,608
Voya Euro CLO V DAC
(a)
Series 5A, Class D, (EURIBOR 3
Month + 3.10%), 3.10%, 04/15/35 660 702,034
Series 5A, Class E, (EURIBOR 3
Month + 5.81%), 5.81%, 04/15/35 970 992,079
270,993,943
Italy — 0.0%
(b)(d)
Autoflorence 2 Srl, Series 2, Class
B, (EURIBOR 1 Month + 0.75%),
0.19%, 12/24/44 ............ 898 987,874
Autoflorence 2 SRL
Series 2, Class C, (EURIBOR 1
Month + 1.15%), 0.59%, 12/24/44 414 455,353
Series 2, Class D, (EURIBOR 1
Month + 2.35%), 1.79%, 12/24/44 222 247,434
Brignole Co. SRL
Series 2021, Class B, (EURIBOR 1
Month + 0.80%), 0.25%, 07/24/36 143 157,430
Series 2021, Class D, (EURIBOR 1
Month + 1.60%), 1.05%, 07/24/36 100 110,052
Red & Black Auto Italy Srl, Series 1,
Class D, (EURIBOR 1 Month +
2.85%), 2.31%, 12/28/31 ....... 598 654,284
2,612,427
Luxembourg — 0.0%
(b)
BL Consumer Credit
(d)
Series 2021-1, Class C, (EURIBOR
1 Month + 1.10%), 0.55%,
09/25/38 ............... 528 581,769
Series 2021-1, Class D, (EURIBOR
1 Month + 1.65%), 1.10%,
09/25/38 ............... 681 752,237
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Series 2021-1, Class E, (EURIBOR
1 Month + 2.85%), 2.30%,
09/25/38 ............... EUR 355 $ 396,601
E-Carat SA
(d)
Series 10FR, Class C, (EURIBOR 1
Month + 1.10%), 0.55%, 12/20/28 142 157,275
Series 10FR, Class D, (EURIBOR 1
Month + 1.50%), 0.95%, 12/20/28 71 78,738
Penta CLO
(a)
Series 2022-11A, Class B,
(EURIBOR 3 Month + 2.45%),
0.00%, 11/15/34 .......... 2,600 2,876,250
Series 2022-11A, Class D,
(EURIBOR 3 Month + 4.80%),
0.00%, 11/15/34 .......... 2,030 2,245,687
Penta CLO DAC, Series 2020-8A,
Class ER, (EURIBOR 3 Month +
5.93%), 5.93%, 01/15/34
(a)
..... 1,320 1,445,618
SC Germany SA Compartment
Consumer
(d)
Series 2020-1, Class C, (EURIBOR
1 Month + 1.75%), 1.20%,
11/14/34 ............... 3,246 3,593,327
Series 2020-1, Class D, (EURIBOR
1 Month + 2.50%), 1.95%,
11/14/34 ............... 1,331 1,473,070
Silver Arrow SA Compartment
(d)
Series 10, Class C, (EURIBOR 1
Month + 1.35%), 0.80%, 03/15/27 300 331,407
Series 10, Class D, (EURIBOR 1
Month + 2.60%), 2.05%, 03/15/27 300 331,667
14,263,646
Netherlands — 0.0%
(b)(d)
Contego CLO II BV, Series 2X, Class
BRNE, (EURIBOR 3 Month +
1.45%), 0.93%, 11/15/26 ....... 950 1,047,911
Euro-Galaxy VI CLO DAC, Series 2018-
6X, Class E, (EURIBOR 3 Month +
4.10%), 4.10%, 04/11/31 ....... 710 720,739
OZLME IV DAC, Series 4X, Class
B, (EURIBOR 3 Month + 1.35%),
1.35%, 07/27/32 ............ 2,890 3,133,698
4,902,348
Portugal — 0.0%
(d)
TAGUS - Sociedade de Titularizacao de
Creditos SA, Series 7, Class SEN,
0.70%, 02/12/24 ............ 6,079 6,732,168
TAGUS-Sociedade de Titularizacao
de Creditos SA, Series 2, Class
D, (EURIBOR 1 Month + 2.85%),
2.30%, 09/23/38
(b)
........... 900 979,898
7,712,066
Spain — 0.0%
(d)
Autonoria Spain
(b)
Series 2021-SP, Class C, (EURIBOR
1 Month + 1.05%), 0.50%,
01/31/39 ............... 2,100 2,295,775
Series 2021-SP, Class D, (EURIBOR
1 Month + 1.55%), 1.00%,
01/31/39 ............... 900 985,543
Series 2021-SP, Class E, (EURIBOR
1 Month + 2.65%), 2.10%,
01/31/39 ............... 500 547,048

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Spain (continued)
Autonoria Spain 2021 FT
(b)
Series 2021-SP, Class B, (EURIBOR
1 Month + 0.80%), 0.25%,
01/31/39 ............... EUR 1,300 $ 1,426,043
Series 2021-SP, Class F, (EURIBOR
1 Month + 3.90%), 3.35%,
01/31/39 ............... 200 217,189
FT Santander Consumer Spain Auto
Series 2020-1, Class B, (EURIBOR
3 Month + 0.95%), 0.46%,
03/20/33
(b)
.............. 632 695,078
Series 2020-1, Class C, (EURIBOR
3 Month + 1.95%), 1.46%,
03/20/33
(b)
.............. 190 207,686
Series 2020-1, Class D, 3.50%,
03/20/33 ............... 316 347,336
6,721,698
United Kingdom — 0.2%
Azure Finance No. 2 plc, Series 2,
Class C, (SONIO/N + 3.00%),
3.64%, 07/20/30
(b)(d)
.......... GBP 1,699 2,248,593
Dowson plc
(b)(d)
Series 2021-2, Class A, (SONIO/N +
0.68%), 1.32%, 10/20/28 .... 3,003 3,944,043
Series 2021-2, Class B, (SONIO/N +
1.20%), 1.84%, 10/20/28 .... 1,200 1,570,150
Series 2021-2, Class C, (SONIO/N +
1.60%), 2.24%, 10/20/28 .... 1,300 1,695,559
Dowson Trust
  2.94%, 01/20/29 ........... 2,528 3,320,907
  3.39%, 01/20/29 ........... 725 952,396
Greene King Finance plc
Series A5,  (SONIO/N + 2.62%),
3.54%, 12/15/33
(b)(d)
........ 21,714 28,345,969
Series A6,  4.06%, 03/15/35
(d)
... 3,694 4,936,999
Series B1,  (SONIO/N + 1.92%),
2.53%, 12/15/34
(b)
......... 2,472 2,663,484
Series B2,  (SONIO/N + 2.20%),
2.64%, 03/15/36
(b)(d)
........ 900 963,530
Motor plc
(d)
Series 2016-1, Class C, 3.75%,
11/25/25 ............... 429 564,501
Series 2016-1, Class D, 4.25%,
11/25/25 ............... 1,325 1,741,650
Series 2016-1, Class E, 5.25%,
11/25/25 ............... 1,112 1,462,013
Newday Funding Master Issuer plc
(b)(d)
Series 2021-1X, Class B, (SONIO/N
+ 1.55%), 2.13%, 03/15/29 ... 775 1,021,267
Series 2021-3X, Class A1,
(SONIO/N + 0.90%), 1.48%,
11/15/29 ............... 2,321 3,030,837
Series 2021-3X, Class B, (SONIO/N
+ 1.35%), 1.93%, 11/15/29 ... 677 886,191
PCL Funding IV plc, Series 2020-1,
Class C, (SONIO/N + 2.20%),
2.78%, 09/15/24
(b)(d)
.......... 537 706,182
PCL Funding V plc, Series 2021-1,
Class C, (SONIO/N + 1.70%),
2.28%, 10/15/25
(b)(d)
.......... 116 152,188
Satus plc
(b)(d)
Series 2021-1, Class A, (SONIO/N +
0.70%), 1.30%, 08/17/28 .... 248 325,627
Series 2021-1, Class B, (SONIO/N +
1.20%), 1.80%, 08/17/28 .... 400 522,180
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-1, Class C, (SONIO/N +
1.60%), 2.20%, 08/17/28 .... GBP 300 $ 390,273
Series 2021-1, Class D, (SONIO/N +
1.90%), 2.50%, 08/17/28 .... 200 262,132
Series 2021-1, Class E, (SONIO/N +
3.20%), 3.80%, 08/17/28 .... 166 216,770
Trafford Centre Finance Ltd. (The),
Series B2,  (LIBOR GBP 3 Month +
0.83%), 1.44%, 07/28/35
(b)(d)
.... 3,400 3,575,853
Turbo Finance plc, Series 9, Class
B, (SONIO/N + 1.65%), 2.29%,
08/20/28
(b)(d)
............... 1,590 2,096,068
67,595,362
United States — 6.4%
510 Loan Acquisition Trust, Series
2020-1, Class A, 5.11%, 09/25/60
(a)(e)
USD 9,933 9,823,707
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 0.80%, 05/25/36
(b)
..... 3,511 3,407,314
ACE Securities Corp. Home Equity
Loan Trust
(b)
Series 2007-HE4, Class A2A,
(LIBOR USD 1 Month + 0.26%),
0.72%, 05/25/37 .......... 7,530 1,745,011
Series 2007-HE4, Class A2C,
(LIBOR USD 1 Month + 0.60%),
1.06%, 05/25/37 .......... 372 89,064
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(a)(c)
....... 4,314 3,580,844
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 1.64%, 06/15/36
(a)(b)
13,320 13,162,860
Affirm Asset Securitization Trust, Series
2022-X1, Class A, 1.75%, 02/15/27
(a)
33,638 33,244,913
AIG CLO LLC
(a)(b)
Series 2020-1A, Class ER, (LIBOR
USD 3 Month + 6.30%), 6.54%,
04/15/34 ............... 2,000 1,907,355
Series 2021-1A, Class E, (LIBOR
USD 3 Month + 6.60%), 6.86%,
04/22/34 ............... 1,000 975,006
Ajax Mortgage Loan Trust
(a)
Series 2017-D, Class B, 0.00%,
12/25/57
(b)(c)
............. 108 94,786
Series 2018-A, Class B, 0.00%,
04/25/58 ............... 204 195,638
Series 2018-B, Class B, 0.00%,
02/26/57 ............... 573 342,066
Series 2018-D, Class A, 3.75%,
08/25/58
(b)
.............. 21,801 21,846,368
Series 2018-D, Class B, 0.00%,
08/25/58
(b)(c)
............. 7,834 5,533,915
Series 2018-E, Class C, 0.00%,
06/25/58
(b)
.............. 248 239,728
Series 2018-F, Class C, 0.00%,
11/25/58 ............... 793 531,409
Series 2018-G, Class A, 4.38%,
06/25/57
(b)
.............. 18,933 18,946,535
Series 2018-G, Class B, 5.25%,
06/25/57
(b)
.............. 5,862 5,785,513
Series 2018-G, Class C, 5.25%,
06/25/57 ............... 15,112 14,966,934
Series 2019-A, Class A, 3.75%,
08/25/57
(b)
.............. 15,714 15,685,492

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-A, Class B, 5.25%,
08/25/57
(b)
.............. USD 4,203 $ 4,165,950
Series 2019-A, Class C, 0.00%,
08/25/57
(c)
.............. 10,533 8,583,693
Series 2019-B, Class A, 3.75%,
01/25/59
(b)
.............. 29,242 29,330,134
Series 2019-B, Class B, 5.25%,
01/25/59
(b)
.............. 6,949 6,888,621
Series 2019-B, Class C, 0.00%,
01/25/59 ............... 17,705 17,849,797
Series 2019-E, Class A, 3.00%,
09/25/59
(e)
.............. 27,357 27,270,887
Series 2019-E, Class B, 4.88%,
09/25/59
(e)
.............. 5,930 5,847,750
Series 2019-E, Class C, 0.00%,
09/25/59 ............... 12,763 12,004,881
Series 2019-G, Class A, 3.00%,
09/25/59
(e)
.............. 23,814 23,424,918
Series 2019-G, Class B, 4.25%,
09/25/59
(e)
.............. 4,576 4,411,345
Series 2019-G, Class C, 0.00%,
09/25/59 ............... 11,580 10,021,991
Series 2019-H, Class A, 3.00%,
11/25/59
(e)
.............. 13,691 13,642,316
Series 2019-H, Class B, 4.25%,
11/25/59
(e)
.............. 4,238 4,147,124
Series 2019-H, Class C, 0.00%,
11/25/59 ............... 10,380 10,712,282
Series 2020-A, Class A, 2.37%,
12/25/59
(e)
.............. 39,641 38,852,025
Series 2020-A, Class B, 3.50%,
12/25/59
(e)
.............. 7,074 6,700,909
Series 2020-A, Class C, 0.00%,
12/25/59
(c)
.............. 16,920 10,608,992
Series 2020-C, Class A, 2.25%,
09/27/60
(e)
.............. 3,208 3,182,974
Series 2020-C, Class B, 5.00%,
09/27/60
(e)
.............. 4,968 4,911,038
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 15,591 14,148,853
Series 2020-D, Class A, 2.25%,
06/25/60
(e)
.............. 9,273 8,963,922
Series 2020-D, Class B, 5.00%,
06/25/60
(e)
.............. 7,064 6,978,469
Series 2020-D, Class C, 0.00%,
06/25/60 ............... 16,692 14,943,986
Series 2021-C, Class A, 2.12%,
01/25/61
(e)
.............. 29,061 27,753,684
Series 2021-C, Class B, 3.72%,
01/25/61
(e)
.............. 6,014 5,741,886
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 15,373 13,396,099
Series 2021-D, Class A, 2.00%,
03/25/60
(e)
.............. 64,668 61,254,455
Series 2021-D, Class B, 4.00%,
03/25/60
(b)
.............. 10,911 10,704,063
Series 2021-D, Class C, 0.00%,
03/25/60
(b)(c)
............. 16,177 12,561,675
Series 2021-E, Class A1, 1.74%,
12/25/60
(b)
.............. 51,843 47,824,107
Series 2021-E, Class A2, 2.69%,
12/25/60
(b)
.............. 8,637 7,857,909
Series 2021-E, Class B1, 3.73%,
12/25/60
(b)
.............. 5,214 4,658,123
Series 2021-E, Class B3, 3.79%,
12/25/60
(b)
.............. 12,755 6,410,961
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-E, Class M1, 2.94%,
12/25/60
(b)
.............. USD 8,544 $ 7,454,561
Series 2021-E, Class SA, 0.00%,
12/25/60
(b)
.............. 232 111,862
Series 2021-E, Class XS, 0.00%,
12/25/60
(b)
.............. 203,251 5,446,655
Series 2021-G, Class A, 1.87%,
06/25/61
(b)
.............. 93,401 88,442,777
Series 2021-G, Class B, 3.75%,
06/25/61
(b)
.............. 14,966 14,223,375
Series 2021-G, Class C, 0.00%,
06/25/61 ............... 27,100 25,033,256
AJAX Mortgage Loan Trust
(a)
Series 2021-F, Class A, 1.87%,
06/25/61
(e)
.............. 94,008 89,043,159
Series 2021-F, Class B, 3.75%,
06/25/61
(e)
.............. 11,970 11,692,541
Series 2021-F, Class C, 0.00%,
06/25/61 ............... 22,342 20,141,544
American Homes 4 Rent Trust
(a)
Series 2014-SFR2, Class E, 6.23%,
10/17/36 ............... 8,624 8,883,550
Series 2015-SFR1, Class XS,
0.00%, 04/17/52
(b)
......... 22,447 224
AMSR Trust
(a)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... 2,102 2,011,620
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 3,736,765
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... 4,520 4,135,832
Series 2021-SFR1, Class F, 3.60%,
06/17/38
(b)
.............. 5,128 4,537,586
Series 2021-SFR2, Class F1, 3.28%,
08/17/38 ............... 6,744 6,128,375
Aqua Finance Trust
(a)
Series 2021-A, Class A, 1.54%,
07/17/46 ............... 1,461 1,392,460
Series 2021-A, Class B, 2.40%,
07/17/46 ............... 5,070 4,659,704
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (LIBOR USD 1
Month + 0.48%), 0.94%, 05/25/35
(b)
6,358 5,829,033
Arm Master Trust LLC, Series 2021-T1,
Class A, 2.43%, 11/15/27
(a)
..... 3,429 3,280,504
BankAmerica Manufactured Housing
Contract Trust
(b)
Series 1997-2, Class B1, 7.07%,
02/10/22 ............... 4,500 1,705,717
Series 1998-2, Class B1, 7.40%,
12/10/25 ............... 8,475 2,718,818
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(a)
..... 750 738,010
Battalion CLO 18 Ltd., Series 2020-
18A, Class BR, (LIBOR USD 3
Month + 1.75%), 1.99%, 10/15/36
(a)(b)
5,250 5,181,095
Battalion CLO XII Ltd., Series 2018-
12A, Class B2R, (LIBOR USD 3
Month + 2.08%), 2.55%, 05/17/31
(a)(b)
250 248,456
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (LIBOR USD 3 Month
+ 1.18%), 1.42%, 07/15/34
(a)(b)
... 4,500 4,461,750

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Bayview Financial Revolving Asset
Trust
(a)(b)
Series 2004-B, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.45%,
05/28/39
(c)
.............. USD 24,796 $ 20,828,716
Series 2004-B, Class A2, (LIBOR
USD 1 Month + 1.30%), 1.75%,
05/28/39 ............... 1,003 858,874
Series 2005-A, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.45%,
02/28/40 ............... 12,684 12,131,101
Series 2005-E, Class A1, (LIBOR
USD 1 Month + 1.00%), 1.45%,
12/28/40 ............... 1,694 1,652,296
BCMSC Trust
(b)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 1,504,118
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 1,443,317
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 1,102,163
Bear Stearns Asset-Backed Securities
I Trust
(b)
Series 2004-HE7, Class M2, (LIBOR
USD 1 Month + 1.73%), 2.18%,
08/25/34 ............... 211 208,591
Series 2006-HE1, Class 1M4,
(LIBOR USD 1 Month + 1.02%),
1.48%, 12/25/35 .......... 4,515 6,575,890
Series 2006-HE7, Class 1A2,
(LIBOR USD 1 Month + 0.34%),
0.80%, 09/25/36 .......... 3,121 3,055,143
Series 2006-HE8, Class 1A3,
(LIBOR USD 1 Month + 0.26%),
0.72%, 10/25/36 .......... 2,391 2,119,051
Series 2007-FS1, Class 1A3,
(LIBOR USD 1 Month + 0.17%),
0.80%, 05/25/35 .......... 886 877,627
Series 2007-HE1, Class 21A2,
(LIBOR USD 1 Month + 0.16%),
0.62%, 01/25/37 .......... 1,535 1,519,881
Series 2007-HE2, Class 1A4,
(LIBOR USD 1 Month + 0.32%),
0.78%, 03/25/37 .......... 3,118 3,009,713
Series 2007-HE2, Class 22A,
(LIBOR USD 1 Month + 0.14%),
0.60%, 03/25/37 .......... 2,227 2,119,696
Series 2007-HE2, Class 23A,
(LIBOR USD 1 Month + 0.14%),
0.60%, 03/25/37 .......... 4,000 3,791,130
Series 2007-HE3, Class 1A3,
(LIBOR USD 1 Month + 0.25%),
0.71%, 04/25/37 .......... 1,638 2,073,679
Series 2007-HE3, Class 1A4,
(LIBOR USD 1 Month + 0.35%),
0.81%, 04/25/37 .......... 18,469 18,300,531
BHG Securitization Trust
(a)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 5,045 4,803,556
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 1,995 1,866,508
Series 2021-A, Class C, 3.69%,
11/17/33 ............... 160 150,309
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,465,233
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-B, Class D, 3.17%,
10/17/34 ............... USD 175 $ 160,169
Series 2022-A, Class C, 3.08%,
02/20/35 ............... 13,300 12,620,270
Series 2022-A, Class D, 3.56%,
02/20/35 ............... 300 284,120
Series 2022-A, Class E, 4.30%,
02/20/35 ............... 600 569,096
Brex Commercial Charge Card Master
Trust, Series 2021-1, Class A,
2.09%, 07/15/24
(a)
........... 11,650 11,517,485
Carrington Mortgage Loan Trust
(b)
Series 2006-NC1, Class M2, (LIBOR
USD 1 Month + 0.63%), 1.09%,
01/25/36 ............... 1,620 1,498,422
Series 2006-NC4, Class A3, (LIBOR
USD 1 Month + 0.16%), 0.62%,
10/25/36 ............... 1,523 1,486,736
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a)(b)
20,328 20,337,362
C-BASS Trust, Series 2006-CB7, Class
A4, (LIBOR USD 1 Month + 0.16%),
0.78%, 10/25/36
(b)
........... 1,289 1,037,269
Citigroup Mortgage Loan Trust
(b)
Series 2007-AHL2, Class A3B,
(LIBOR USD 1 Month + 0.20%),
0.66%, 05/25/37 .......... 13,713 10,857,838
Series 2007-AHL2, Class A3C,
(LIBOR USD 1 Month + 0.27%),
0.73%, 05/25/37 .......... 6,229 4,968,271
Series 2007-AHL3, Class A3B,
(LIBOR USD 1 Month + 0.17%),
0.63%, 07/25/45 .......... 6,807 5,363,584
Series 2007-AMC1, Class A1,
(LIBOR USD 1 Month + 0.16%),
0.62%, 12/25/36
(a)
......... 7,681 4,972,489
Cloud Pass-Through Trust, Series
2019-1A, Class CLOU, 3.55%,
12/05/22
(a)(b)
............... 318 318,054
College Ave Student Loans LLC, Series
2021-C, Class D, 4.11%, 07/26/55
(a)
530 501,164
College Avenue Student Loans LLC
Series 2021-A, Class B, 2.32%,
07/25/51
(a)
.............. 8,610 8,107,383
Series 2021-A, Class C, 2.92%,
07/25/51
(a)
.............. 1,562 1,479,735
Series 2021-B,  3.78%, 06/25/52 . 220 206,373
Series 2021-B, Class C, 2.72%,
06/25/52
(a)
.............. 2,090 1,944,262
Series 2021-B, Class D, 3.78%,
06/25/52
(a)
.............. 900 836,666
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%,
11/15/28
(b)
.............. 3,553 3,404,551
Series 1997-3, Class M1, 7.53%,
03/15/28
(b)
.............. 3,179 3,106,121
Series 1997-6, Class M1, 7.21%,
01/15/29
(b)
.............. 2,364 2,293,483
Series 1998-4, Class M1, 6.83%,
04/01/30
(b)
.............. 924 867,237
Series 1998-6, Class M1, 6.63%,
06/01/30
(b)
.............. 2,471 2,414,573
Series 1998-8, Class A1, 6.28%,
09/01/30 ............... 874 888,562
Series 1998-8, Class M1, 6.98%,
09/01/30
(b)
.............. 6,995 6,778,376

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 1999-5, Class A5, 7.86%,
03/01/30
(b)
.............. USD 2,724 $ 1,377,722
Series 1999-5, Class A6, 7.50%,
03/01/30
(b)
.............. 2,922 1,423,285
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(b)
.............. 4,597 1,274,431
Series 2000-4, Class A6, 8.31%,
05/01/32
(b)
.............. 5,750 1,507,560
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,362 2,460,129
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,583 4,611,375
Countrywide Asset-Backed Certificates
Series 2006-12, Class 1A, (LIBOR
USD 1 Month + 0.26%), 0.72%,
12/25/36
(b)
.............. 3,016 2,938,108
Series 2006-S3, Class A4, 6.04%,
01/25/29
(e)
.............. 226 356,780
Credit Suisse ABS Repackaging Trust,
Series 2013-A, Class B, 2.50%,
01/25/30
(a)
................ 3,530 3,460,399
Credit-Based Asset Servicing &
Securitization LLC
Series 2006-CB2, Class AF4, 3.00%,
12/25/36
(e)
.............. 1,135 1,104,035
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(a)(e)
............. 2,397 2,359,783
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(a)(e)
............. 12,085 684,410
Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.80%,
07/25/37
(a)(b)
............. 1,590 1,212,865
CWABS Asset-Backed Certificates
Trust
(b)
Series 2005-16, Class 1AF, 5.69%,
04/25/36 ............... 7,041 6,501,055
Series 2006-11, Class 3AV2, (LIBOR
USD 1 Month + 0.16%), 0.62%,
09/25/46 ............... 178 177,404
Series 2006-18, Class M1, (LIBOR
USD 1 Month + 0.30%), 0.76%,
03/25/37 ............... 12,559 12,646,576
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(LIBOR USD 1 Month + 0.27%),
0.67%, 03/15/34
(b)
........... 272 263,100
CWHEQ Home Equity Loan Trust,
Series 2006-S5, Class A5, 6.16%,
06/25/35 ................. 434 543,000
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B,
(LIBOR USD 1 Month + 0.30%),
0.70%, 12/15/33 .......... 35 34,711
Series 2006-RES, Class 5B1A,
(LIBOR USD 1 Month + 0.19%),
0.59%, 05/15/35 .......... 270 263,931
Series 2006-RES, Class 5B1B,
(LIBOR USD 1 Month + 0.19%),
0.59%, 05/15/35 .......... 266 259,094
CWHEQ Revolving Home Equity Loan
Trust
(b)
Series 2005-B, Class 2A, (LIBOR
USD 1 Month + 0.18%), 0.58%,
05/15/35 ............... 795 782,411
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-C, Class 2A, (LIBOR
USD 1 Month + 0.18%), 0.58%,
05/15/36 ............... USD 3,487 $ 3,371,045
Series 2006-H, Class 1A, (LIBOR
USD 1 Month + 0.15%), 0.55%,
11/15/36 ............... 1,987 1,820,772
Diameter Capital CLO 1 Ltd.
(a)(b)
Series 2021-1A, Class A1A, (LIBOR
USD 3 Month + 1.24%), 1.48%,
07/15/36 ............... 80,000 79,094,632
Series 2021-1A, Class A1B, (LIBOR
USD 3 Month + 1.55%), 1.79%,
07/15/36 ............... 11,250 11,141,256
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.05%), 6.29%,
07/15/36 ............... 5,000 4,796,073
Series 2021-1A, Class SUB, 0.00%,
07/15/36 ............... 5,000 4,550,854
Diameter Capital CLO 3 Ltd., Series
2022-3A, Class A1A, (3 Month
CME Term SOFR + 1.39%), 1.69%,
04/15/37
(a)(b)
............... 2,500 2,503,019
Education Funding Trust, Series 2020-
A, Class R, 0.00%, 07/25/41
(a)(c)
.. 75 6,562,500
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(a)
..... 1,660 1,536,091
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a)(b)
............... 3,039 2,906,399
Elmwood CLO 15 Ltd.
(a)(b)
Series 2022-2A, Class A1, (3 Month
CME Term SOFR + 1.34%),
1.98%, 04/22/35 .......... 5,290 5,290,000
Series 2022-2A, Class D, (3 Month
CME Term SOFR + 3.67%),
4.31%, 04/22/35 .......... 2,960 2,930,400
First Franklin Mortgage Loan Trust
(b)
Series 2004-FFH3, Class M3,
(LIBOR USD 1 Month + 1.05%),
1.51%, 10/25/34 .......... 2,818 2,733,197
Series 2006-FF13, Class A1, (LIBOR
USD 1 Month + 0.24%), 0.70%,
10/25/36 ............... 5,189 3,862,377
Series 2006-FF13, Class A2C,
(LIBOR USD 1 Month + 0.32%),
0.78%, 10/25/36 .......... 3,043 2,300,275
Series 2006-FF16, Class 2A4,
(LIBOR USD 1 Month + 0.42%),
0.88%, 12/25/36 .......... 5,527 2,941,380
FirstKey Homes 2020-SFR1 Trust,
Series 2021-SFR1, Class F1, 3.24%,
08/17/38
(a)
................ 8,036 7,199,407
FirstKey Homes Trust, Series 2020-
SFR1, Class G, 4.78%, 08/17/37
(a)
6,572 6,306,818
Foundation Finance Trust, Series 2021-
2A, Class A, 2.19%, 01/15/42
(a)
.. 12,822 12,342,768
Fremont Home Loan Trust
(b)
Series 2006-3, Class 1A1, (LIBOR
USD 1 Month + 0.28%), 0.74%,
02/25/37 ............... 6,058 4,919,556
Series 2006-3, Class 2A3, (LIBOR
USD 1 Month + 0.34%), 0.80%,
02/25/37 ............... 5,730 2,459,399

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate -
2.00%), 1.50%, 08/27/51
(a)(b)
.... USD 9,389 $ 8,844,380
GoldenTree Loan Opportunities X
Ltd.
(a)(b)
Series 2015-10A, Class AR, (LIBOR
USD 3 Month + 1.12%), 1.37%,
07/20/31 ............... 4,833 4,803,021
Series 2015-10A, Class DR, (LIBOR
USD 3 Month + 3.05%), 3.30%,
07/20/31 ............... 750 738,333
Goldman Home Improvement Trust
Issuer Trust, Series 2021-GRN2,
Class B, 1.97%, 06/25/51
(a)
..... 4,583 4,208,124
Golub Capital BDC 3 CLO 1 LLC,
Series 2021-1A, Class C1, (LIBOR
USD 3 Month + 2.80%), 3.04%,
04/15/33
(a)(b)
............... 1,750 1,738,038
GoodLeap Sustainable Home Solutions
Trust, Series 2021-3CS, Class A,
2.10%, 05/20/48
(a)
........... 20,583 18,963,180
Greenpoint Manufactured Housing
(b)
Series 1999-5, Class M1B, 8.29%,
12/15/29 ............... 2,909 2,974,732
Series 1999-5, Class M2, 9.23%,
12/15/29 ............... 2,881 2,612,343
GSAA Home Equity Trust
(b)
Series 2005-14, Class 1A2, (LIBOR
USD 1 Month + 0.70%), 1.16%,
12/25/35 ............... 1,962 965,248
Series 2006-4, Class 1A1, 2.94%,
03/25/36 ............... 4,223 3,343,510
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,495 395,191
GSAMP Trust
(b)
Series 2007-H1, Class A1B, (LIBOR
USD 1 Month + 0.20%), 0.66%,
01/25/47 ............... 3,360 2,084,364
Series 2007-HS1, Class M6, (LIBOR
USD 1 Month + 3.38%), 3.83%,
02/25/47 ............... 3,414 3,527,827
Home Equity Asset Trust
(b)
Series 2006-3, Class M2, (LIBOR
USD 1 Month + 0.60%), 1.06%,
07/25/36 ............... 4,008 3,734,988
Series 2007-1, Class 2A3, (LIBOR
USD 1 Month + 0.30%), 0.76%,
05/25/37 ............... 5,600 4,487,106
Home Equity Mortgage Loan Asset-
Backed Trust
(b)
Series 2004-A, Class M2, (LIBOR
USD 1 Month + 2.03%), 2.48%,
07/25/34 ............... 1,184 1,177,818
Series 2007-A, Class 2A2, (LIBOR
USD 1 Month + 0.19%), 0.65%,
04/25/37 ............... 4,504 3,375,392
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(e)
................ 7,974 1,048,984
Home Loan Mortgage Loan Trust,
Series 2005-1, Class A3, (LIBOR
USD 1 Month + 0.72%), 1.12%,
04/15/36
(b)
................ 3,067 2,913,860
Invitation Homes Trust, Series 2018-
SFR3, Class A, (LIBOR USD 1
Month + 1.00%), 1.44%, 07/17/37
(a)(b)
1,784 1,784,467
Security
Par (000)
Par (000) Value
United States (continued)
Irwin Home Equity Loan Trust
(a)
Series 2006-3, Class 2A3, 6.53%,
09/25/37
(e)
.............. USD 581 $ 556,641
Series 2006-P1, Class 1A, (LIBOR
USD 1 Month + 0.28%), 0.74%,
12/25/36
(b)
.............. 131 126,731
JPMorgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1,
(LIBOR USD 1 Month + 0.41%),
0.86%, 05/25/36
(b)
......... 3,002 2,957,418
Series 2007-CH1, Class MF1,
5.79%, 11/25/36
(e)
......... 11,109 12,805,646
Kapitus Asset Securitization LLC,
Series 2022-1A, Class A, 3.38%,
07/10/28
(a)
................ 16,278 15,795,120
KeyCorp Student Loan Trust
(b)
Series 2004-A, Class 2D, (LIBOR
USD 3 Month + 1.25%), 1.52%,
07/28/42 ............... 6,870 6,551,009
Series 2005-A, Class 2C, (LIBOR
USD 3 Month + 1.30%), 2.27%,
12/27/38 ............... 14,836 14,378,603
Legacy Mortgage Asset Trust
(a)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(b)
.............. 12,000 11,582,001
Series 2019-SL2, Class B, 0.00%,
02/25/59
(c)
.............. 4,366 654,869
Series 2019-SL2, Class M, 4.25%,
02/25/59
(b)
.............. 4,695 4,505,121
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B, Class M1, 6.63%,
04/15/40
(b)
.............. 10,874 11,027,833
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 752 694,508
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (LIBOR
USD 1 Month + 0.09%), 0.55%,
06/25/37
(a)(b)
............... 1,034 791,765
Lending Funding Trust, Series 2020-2A,
Class B, 3.54%, 04/21/31
(a)
..... 3,340 3,264,212
LendingPoint Pass-Through Trust
(a)
Series 2022-ST1, Class A, 2.50%,
03/15/28 ............... 2,206 2,157,988
Series 2022-ST2, Class A, 3.25%,
04/15/28
(c)
.............. 3,122 3,122,000
Lendmark Funding Trust
(a)
Series 2019-2A, Class B, 3.22%,
04/20/28 ............... 6,150 6,096,124
Series 2019-2A, Class C, 3.72%,
04/20/28 ............... 7,820 7,764,426
Series 2021-1A, Class A, 1.90%,
11/20/31 ............... 15,725 14,218,103
Series 2021-1A, Class B, 2.47%,
11/20/31 ............... 3,120 2,848,554
Series 2021-1A, Class C, 3.41%,
11/20/31 ............... 2,380 2,182,073
Series 2021-1A, Class D, 5.05%,
11/20/31 ............... 1,355 1,220,863
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... 1,950 1,765,890
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,295,649
Litigation Fee Residual Funding LLC,
Series 2015-1,  4.00%, 10/30/27
(c)
1,286 1,261,968

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(a)
. USD 21,075 $ 19,681,120
Long Beach Mortgage Loan Trust
(b)
Series 2006-2, Class 1A, (LIBOR
USD 1 Month + 0.36%), 0.82%,
03/25/46 ............... —
(f)
2
Series 2006-5, Class 2A3, (LIBOR
USD 1 Month + 0.30%), 0.76%,
06/25/36 ............... 8,808 5,412,617
Series 2006-7, Class 2A3, (LIBOR
USD 1 Month + 0.16%), 0.62%,
08/25/36 ............... 19,859 9,503,870
Long Point Park CLO Ltd., Series 2017-
1A, Class A2, (LIBOR USD 3 Month
+ 1.38%), 1.62%, 01/17/30
(a)(b)
... 3,750 3,697,479
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class
B2, (LIBOR USD 1 Month + 3.25%),
3.71%, 03/25/32
(b)
........... 1,775 1,774,026
Mariner Finance Issuance Trust
(a)
Series 2019-AA, Class B, 3.51%,
07/20/32 ............... 5,530 5,422,109
Series 2019-AA, Class C, 4.01%,
07/20/32 ............... 4,920 4,795,897
Series 2020-AA, Class B, 3.21%,
08/21/34 ............... 2,030 1,917,152
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... 2,530 2,378,256
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... 3,350 3,135,808
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,071,612
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 1,081,626
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 4,755,704
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 1,033,789
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... 2,520 2,304,257
MASTR Asset-Backed Securities Trust
(b)
Series 2006-AM2, Class A4, (LIBOR
USD 1 Month + 0.52%), 0.98%,
06/25/36
(a)
.............. 3,842 3,659,144
Series 2007-HE1, Class A4, (LIBOR
USD 1 Month + 0.28%), 0.74%,
05/25/37 ............... 5,000 4,496,668
MASTR Specialized Loan Trust, Series
2006-3, Class A, (LIBOR USD 1
Month + 0.26%), 0.72%, 06/25/46
(a)(b)
1,171 1,128,842
Mercury Financial Credit Card Master
Trust
(a)
Series 2021-1A, Class A, 1.54%,
03/20/26 ............... 30,410 29,509,153
Series 2022-1A, Class A, 2.50%,
09/21/26 ............... 44,043 42,495,712
Merrill Lynch First Franklin Mortgage
Loan Trust
(b)
Series 2007-2, Class A2C, (LIBOR
USD 1 Month + 0.24%), 0.70%,
05/25/37 ............... 4,287 3,556,125
Series 2007-H1, Class 1A2, (LIBOR
USD 1 Month + 3.50%), 3.96%,
10/25/37 ............... 4,669 4,491,280
Security
Par (000)
Par (000) Value
United States (continued)
Merrill Lynch Mortgage Investors Trust
(b)
Series 2006-OPT1, Class M1,
(LIBOR USD 1 Month + 0.26%),
0.72%, 08/25/37 .......... USD 1,107 $ 1,161,366
Series 2006-RM3, Class A2B,
(LIBOR USD 1 Month + 0.18%),
0.64%, 06/25/37 .......... 2,863 744,028
Mill City Solar Loan Ltd.
(a)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 12,055 12,188,146
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 20,416 20,272,502
Morgan Stanley ABS Capital I, Inc.
Trust
(b)
Series 2005-HE5, Class M4, (LIBOR
USD 1 Month + 0.87%), 1.33%,
09/25/35 ............... 10,826 10,708,605
Series 2007-SEA1, Class 2A1,
(LIBOR USD 1 Month + 1.90%),
2.36%, 02/25/47
(a)
......... 1,456 1,416,637
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(LIBOR USD 1 Month + 0.32%),
0.78%, 04/25/36
(b)
........... 2,632 2,128,280
Mosaic Solar Loan Trust
(a)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 11,452 11,371,362
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 2,569 2,487,820
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 17,811 17,669,758
Mosaic Solar Loans LLC, Series 2017-
2A, Class A, 3.82%, 06/22/43
(a)
.. 1,721 1,699,560
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (LIBOR
USD 1 Month + 0.41%), 0.87%,
04/25/37
(b)
................ 5,455 5,177,456
Navient Private Education Loan Trust
(a)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 14,328,269
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 10,539,607
Navient Private Education Refi Loan
Trust
(a)
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 4,121,748
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 1.26%, 04/15/60
(b)
22,479 21,805,599
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 3,100 2,999,638
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 7,980 7,466,498
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 2,550 2,376,060
Nelnet Student Loan Trust
(a)
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 41,500 38,595,780
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 24,060 23,359,763
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 9,810 9,245,288
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 34,100 31,206,465
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 9,550 8,809,344

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... USD 2,780 $ 2,592,271
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 31,570 28,604,917
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 1,158,458
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,786,387
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... 19,700 18,420,688
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 1,973,579
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 617,291
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (LIBOR
USD 1 Month + 0.68%), 1.13%,
12/25/35
(b)
................ 3,920 3,632,570
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (LIBOR USD 1 Month
+ 0.40%), 0.86%, 10/25/36
(a)(b)
... 141 176,083
Oakwood Mortgage Investors, Inc.
(b)
Series 2001-D, Class A2, 5.26%,
09/01/31 ............... 1,848 1,112,535
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,511 1,058,709
OneMain Financial Issuance Trust
(a)
Series 2018-1A, Class E, 5.52%,
03/14/29 ............... 14,596 14,564,487
Series 2019-1A, Class B, 3.79%,
02/14/31 ............... 9,034 9,036,691
Series 2019-1A, Class E, 5.69%,
02/14/31 ............... 22,805 22,767,976
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 13,070 12,544,479
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 10,363,057
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 726,356
Series 2021-1A, Class D, 2.47%,
06/16/36 ............... 1,700 1,503,073
Oportun Issuance Trust
(a)
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 7,520 7,099,148
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 1,960 1,866,198
Series 2021-B, Class C, 3.65%,
05/08/31 ............... 920 895,013
Series 2021-B, Class D, 5.41%,
05/08/31 ............... 1,670 1,608,709
Series 2021-C, Class A, 2.18%,
10/08/31 ............... 30,280 28,514,243
Series 2021-C, Class B, 2.67%,
10/08/31 ............... 14,009 13,225,237
Series 2021-C, Class C, 3.61%,
10/08/31 ............... 4,506 4,298,026
Series 2021-C, Class D, 5.57%,
10/08/31 ............... 300 286,631
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (LIBOR
USD 1 Month + 0.74%), 1.19%,
11/25/35
(b)
.............. 6,618 6,229,440
Series 2006-3, Class 1A1, (LIBOR
USD 1 Month + 0.14%), 0.60%,
02/25/37
(b)
.............. 1,859 1,374,750
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-CP1, Class 2A3,
(LIBOR USD 1 Month + 0.21%),
0.67%, 03/25/37
(b)
......... USD 6,755 $ 5,592,228
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(e)
......... 17,773 16,260,365
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(e)
......... 14,489 13,321,186
Series 2007-FXD2, Class 1A1,
5.82%, 03/25/37
(e)
......... 7,461 6,907,928
Origen Manufactured Housing Contract
Trust
(b)
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 3,615 3,471,537
Series 2007-B, Class A1, (LIBOR
USD 1 Month + 1.20%), 1.60%,
10/15/37
(a)
.............. 2,743 2,657,629
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(e)
................ 5,058 4,707,731
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(a)
................ 8,241 8,056,986
Pagaya AI Debt Trust, Series 2022-1,
Class A, 2.03%, 10/15/29
(a)
..... 47,795 46,921,393
PRET LLC
(a)
Series 2021-NPL6, Class A1, 2.49%,
07/25/51
(e)
.............. 30,023 29,117,957
Series 2021-RN4, Class A1, 2.49%,
10/25/51
(b)
.............. 14,841 14,695,488
Progress Residential
(a)
Series 2021-SFR1, Class F, 2.76%,
04/17/38 ............... 5,100 4,391,971
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... 12,190 11,001,852
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 15,230 13,952,118
Progress Residential Trust
(a)
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ............... 950 907,461
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 4,710 4,237,813
Series 2020-SFR3, Class F, 2.80%,
10/17/27 ............... 8,860 8,048,758
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 1,734 1,578,733
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ............... 7,000 6,454,284
Series 2021-SFR2, Class F, 3.40%,
04/19/38 ............... 10,966 9,999,943
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 2,869,441
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 5,819,451
Series 2021-SFR7, Class F, 3.83%,
08/17/40 ............... 10,265 9,214,190
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... 2,637 2,257,222
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ............... 5,383 4,928,680
Series 2022-SFR1, Class G, 5.52%,
02/17/41 ............... 5,383 4,913,813
PRPM LLC, Series 2020-4, Class A1,
2.95%, 10/25/25
(a)(e)
.......... 12,035 11,727,303
RAMP Series Trust, Series 2004-RS7,
Class A2A, (LIBOR USD 1 Month +
0.62%), 0.81%, 07/25/34
(b)
..... 2,970 2,502,686

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
RASC Series Trust, Series 2006-EMX9,
Class 1A4, (LIBOR USD 1 Month +
0.24%), 0.94%, 11/25/36
(b)
...... USD 2,625 $ 2,280,798
Regional Management Issuance Trust
(a)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 9,260 8,975,460
Series 2020-1, Class B, 3.23%,
10/15/30 ............... 1,140 1,099,407
Series 2020-1, Class C, 3.80%,
10/15/30 ............... 1,500 1,451,276
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 509,864
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,227,346
Series 2022-1, Class A, 3.07%,
03/15/32 ............... 8,970 8,721,745
Series 2022-1, Class B, 3.71%,
03/15/32 ............... 1,698 1,647,025
Series 2022-1, Class C, 4.46%,
03/15/32 ............... 1,117 1,083,248
Series 2022-1, Class D, 6.72%,
03/15/32 ............... 3,555 3,451,510
Republic Finance Issuance Trust
(a)
Series 2020-A, Class A, 2.47%,
11/20/30 ............... 9,180 8,968,141
Series 2020-A, Class B, 3.54%,
11/20/30 ............... 9,340 9,107,321
Series 2020-A, Class C, 4.05%,
11/20/30 ............... 2,420 2,357,778
Series 2021-A, Class A, 2.30%,
12/22/31 ............... 26,760 25,392,990
Series 2021-A, Class B, 2.80%,
12/22/31 ............... 5,960 5,606,784
Series 2021-A, Class C, 3.53%,
12/22/31 ............... 2,040 1,919,244
Series 2021-A, Class D, 5.23%,
12/22/31 ............... 2,860 2,694,583
SACO I Trust, Series 2006-9, Class
A1, (LIBOR USD 1 Month + 0.30%),
0.76%, 08/25/36
(b)
........... 211 210,831
Saxon Asset Securities Trust, Series
2007-1, Class M1, (LIBOR USD 1
Month + 0.29%), 0.75%, 01/25/47
(b)
3,222 3,471,092
Securitized Asset-Backed Receivables
LLC Trust, Series 2006-OP1, Class
M6, (LIBOR USD 1 Month + 1.01%),
1.46%, 10/25/35
(b)
........... 570 522,667
Security National Mortgage Loan Trust,
Series 2007-1A, Class 2A, (LIBOR
USD 1 Month + 0.35%), 0.81%,
04/25/37
(a)(b)
............... 89 89,181
Service Experts Issuer LLC, Series
2021-1A, Class A, 2.67%, 02/02/32
(a)
14,641 14,010,001
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(a)
.... 19,922 19,674,104
SG Mortgage Securities Trust
(b)
Series 2006-FRE2, Class A2C,
(LIBOR USD 1 Month + 0.32%),
0.78%, 07/25/36 .......... 2,420 638,169
Series 2006-OPT2, Class A3D,
(LIBOR USD 1 Month + 0.21%),
0.67%, 10/25/36 .......... 4,623 3,755,102
Signal Peak CLO 1 Ltd., Series 2014-
1A, Class BR3, (LIBOR USD 3
Month + 1.80%), 2.04%, 04/17/34
(a)(b)
1,000 987,582
Security
Par (000)
Par (000) Value
United States (continued)
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 1.75%,
04/20/29 ............... USD 23,708 $ 23,507,179
Series 2015-1A, Class CR2, (LIBOR
USD 3 Month + 1.90%), 2.15%,
04/20/29 ............... 14,000 13,777,680
SLM Private Credit Student Loan Trust,
Series 2005-B, Class B, (LIBOR
USD 3 Month + 0.40%), 1.23%,
06/15/39
(b)
................ 723 720,842
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 5.15%,
10/15/41
(a)(b)
............... 27,582 30,572,886
SMB Private Education Loan Trust
(a)
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 10,350 10,018,224
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 6,210 6,080,153
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 5,538,689
Series 2020-B, Class B, 2.76%,
07/15/53 ............... 4,458 4,140,093
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 4,246,063
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 25,580 23,851,542
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 10,640 10,169,976
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 5,800 5,519,399
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 1,330 1,268,161
Series 2021-C, Class D, 3.93%,
01/15/53 ............... 637 601,134
SoFi RR Funding IV Trust, Series 2021-
1, Class A, 2.98%, 12/31/25
(a)(c)(e)
. 10,243 10,140,517
Soundview Home Loan Trust, Series
2004-WMC1, Class M2, (LIBOR
USD 1 Month + 0.80%), 1.25%,
01/25/35
(b)
................ 111 100,964
SpringCastle America Funding LLC
(a)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 13,297 12,805,981
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 19,780,674
STAR Trust, Series 2021-SFR1, Class
F, (LIBOR USD 1 Month + 2.40%),
2.84%, 04/17/38
(a)(b)
.......... 1,870 1,804,245
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(a)
17,486 17,203,126
Tricon American Homes, Series 2020-
SFR1, Class F, 4.88%, 07/17/38
(a)
7,772 7,374,251
Tricon American Homes Trust
(a)
Series 2018-SFR1, Class E, 4.56%,
05/17/37 ............... 2,360 2,272,713
Series 2018-SFR1, Class F, 4.96%,
05/17/37 ............... 1,630 1,591,468
Upstart Pass-Through Trust
(a)
Series 2020-ST5, Class A, 3.00%,
12/20/26 ............... 1,492 1,456,155
Series 2020-ST6, Class A, 3.00%,
01/20/27 ............... 2,720 2,662,783
Series 2021-ST2, Class A, 2.50%,
04/20/27 ............... 7,275 7,097,176

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-ST3, Class A, 2.00%,
05/20/27 ............... USD 4,486 $ 4,356,331
Series 2021-ST4, Class A, 2.00%,
07/20/27 ............... 1,983 1,914,631
Series 2021-ST5, Class A, 2.00%,
07/20/27 ............... 1,014 979,707
Series 2022-ST1, Class A, 2.60%,
03/20/30 ............... 8,730 8,514,768
VOLT CVI LLC, Series 2021-NP12,
Class A1, 2.73%, 12/26/51
(a)(e)
... 29,504 28,671,816
Wachovia Asset Securitization Issuance
II LLC Trust, Series 2007-HE2A,
Class A, (LIBOR USD 1 Month +
0.13%), 0.59%, 07/25/37
(a)(b)
.... 3,787 3,746,925
Washington Mutual Asset-Backed
CertificatesTrust
(b)
Series 2006-HE4, Class 2A2,
(LIBOR USD 1 Month + 0.36%),
0.82%, 09/25/36 .......... 13,753 5,101,322
Series 2006-HE5, Class 1A, (LIBOR
USD 1 Month + 0.16%), 0.61%,
10/25/36 ............... 4,258 3,561,484
Woodmont Trust, Series 2017-2A,
Class A1R, (LIBOR USD 3 Month +
1.67%), 1.92%, 04/20/33
(a)(b)
.... 14,000 14,032,785
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (LIBOR USD 1 Month +
0.40%), 0.86%, 06/25/37
(a)(b)
.... 5,877 2,306,291
2,881,609,042
Total Asset-Backed Securities — 11.1%
(Cost: $5,207,427,510) ........................... 5,000,990,720
Shares
Shares
Common Stocks
Canada — 0.0%
Canadian Natural Resources Ltd. ... 11,389 705,213
CTC Triangle BV
(c)
............. 1,393,669 462,524
George Weston Ltd. ............ 5,764 709,809
Largo, Inc.
(g)
................. 118,474 1,500,175
Northern Graphite Corp.
(g)
........ 435,208 275,018
Shopify, Inc., Class A
(g)
.......... 4,931 3,333,159
6,985,898
China — 0.0%
Agricultural Bank of China Ltd., Class H 3,912,000 1,495,491
Alibaba Group Holding Ltd., ADR
(g)
.. 31,036 3,376,717
Bank of China Ltd., Class H ....... 3,800,000 1,516,412
China Construction Bank Corp., Class
H ...................... 1,940,000 1,453,186
Industrial & Commercial Bank of China
Ltd., Class H ............... 2,455,000 1,505,044
9,346,850
Denmark — 0.0%
Pandora A/S ................. 54,874 5,227,537
France — 0.0%
BNP Paribas SA .............. 149,609 8,549,357
Hermes International ........... 386 546,324
Societe Generale SA ........... 208,314 5,584,349
14,680,030
Security
Shares
Shares Value
Germany — 0.1%
Daimler AG (Registered) ......... 160,226 $ 11,246,193
Daimler Truck Holding AG
(g)
....... 85,026 2,358,195
Fresenius SE & Co. KGaA ........ 740,874 27,202,281
Gerresheimer AG .............. 81,242 5,934,491
Hannover Rueck SE ............ 2,959 502,670
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 2,856 763,522
Siemens AG ................. 3,639 503,883
48,511,235
Israel — 0.0%
(g)
SimilarWeb Ltd.
(h)
.............. 110,991 1,437,334
Taboola.com Ltd., (Acquired 06/30/21,
cost $5,065,590)
(i)
........... 430,575 2,221,767
3,659,101
Italy — 0.2%
Assicurazioni Generali SpA ....... 388,282 8,880,848
Atlantia SpA
(g)
................ 203,732 4,236,110
Banca Mediolanum SpA ......... 405,806 3,448,359
Clarify Health ................ 1,542,267 14,376,859
Davide Campari-Milano NV ....... 257,052 2,981,565
DiaSorin SpA ................ 20,908 3,265,688
Enel SpA ................... 1,056,039 7,050,914
FinecoBank Banca Fineco SpA .... 232,364 3,524,982
Intesa Sanpaolo SpA ........... 4,199,095 9,610,745
Poste Italiane SpA
(a)(d)
........... 293,120 3,324,159
Prysmian SpA ................ 122,043 4,141,676
Snam SpA .................. 773,801 4,462,164
69,304,069
Japan — 0.0%
SoftBank Group Corp. .......... 106,800 4,774,991
Luxembourg — 0.0%
Arrival SA
(g)(h)
................. 1,814,223 6,767,052
Netherlands — 0.0%
Climate Transition Capital Acquisition I
BV
(g)
.................... 310,735 3,389,381
Shell plc .................... 467,567 12,769,612
16,158,993
South Korea — 0.0%
Coupang, Inc.
(g)
............... 430,482 7,610,922
Sweden — 0.0%
Atlas Copco AB, Class A ......... 24,027 1,247,145
Skandinaviska Enskilda Banken AB,
Class A .................. 54,196 585,905
Volta Greentech AB
(c)
........... 50,461 5,813,911
7,646,961
Switzerland — 0.1%
Cie Financiere Richemont SA
(Registered) ............... 82,657 10,477,178
Holcim Ltd.
(g)
................. 190,873 9,283,447
Sika AG (Registered) ........... 1,883 622,998
20,383,623
United Kingdom — 0.3%
Alphawave IP Group plc
(g)(h)
....... 1,758,129 4,086,807
Barclays plc ................. 4,852,665 9,406,777
BP plc, ADR ................. 270,988 7,967,047
Burberry Group plc ............. 244,950 5,347,182
Diageo plc .................. 127,571 6,470,985
Exscientia plc, (Acquired 02/24/21, cost
$10,893,500)
(i)
.............. 1,555,200 22,394,880
Genius Sports Ltd.
(g)
............ 1,196,795 5,505,257

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
United Kingdom (continued)
Hedosophia European Growth
(g)
.... 444,510 $ 4,819,044
JD Sports Fashion plc
(g)
......... 2,674,510 5,153,557
Legal & General Group plc ....... 1,975,130 7,002,609
Lloyds Banking Group plc ........ 13,943,799 8,491,322
NEW Look Retailers
(c)
........... 2,172,402 28
Reckitt Benckiser Group plc ....... 110,235 8,409,383
RELX plc ................... 252,352 7,852,628
Royal Mail plc ................ 1,210,091 5,199,337
THG Holdings Ltd.
(g)
............ 2,146,424 2,576,570
110,683,413
United States — 2.2%
Advance Auto Parts, Inc. ......... 43,981 9,102,308
Advanced Micro Devices, Inc.
(g)
.... 80,734 8,827,456
Agilent Technologies, Inc. ........ 4,775 631,876
Alcoa Corp. .................. 283,050 25,482,992
Alphabet, Inc., Class A
(g)
......... 659 1,832,910
Alphabet, Inc., Class C
(g)
......... 3,711 10,364,786
AltC Acquisition Corp., Class A
(g)
.... 499,729 4,877,355
Altice USA, Inc., Class A
(g)
........ 127,043 1,585,497
Altus Power, Inc., (Acquired 12/09/21,
cost $6,854,000)
(g)(i)
.......... 685,400 5,092,522
Amazon.com, Inc.
(g)(j)
........... 9,298 30,311,015
ANSYS, Inc.
(g)
................ 11,000 3,494,150
Applied Materials, Inc. .......... 95,852 12,633,294
Archer-Daniels-Midland Co. ....... 155,501 14,035,520
Astra Space, Inc., (Acquired 06/30/21,
cost $10,481,750)
(g)(i)
......... 1,048,175 4,045,956
AvidXchange Holdings, Inc.
(g)
...... 6,393 51,464
Bath & Body Works, Inc. ......... 127,252 6,082,646
Berkshire Grey, Inc., Class A
(g)
..... 46,442 133,753
Blackstone, Inc. ............... 4,943 627,464
Blend Labs, Inc., Class A
(g)(h)
...... 250,000 1,425,000
Bunge Ltd. .................. 90,990 10,082,602
Caesars Entertainment, Inc.
(g)
..... 50,447 3,902,580
California Resources Corp. ....... 663,562 29,681,128
Cano Health, Inc., (Acquired 06/30/21,
cost $9,158,040)
(g)(i)
.......... 915,804 5,815,355
Capri Holdings Ltd.
(g)
........... 222,489 11,433,710
CareMax Corp., (Acquired 06/08/21,
cost $6,155,250)
(i)
........... 615,525 4,597,972
Carlson Travel, Inc.
(c)(g)
.......... 17,611 519,525
Carrier Global Corp. ............ 191,652 8,791,077
Century Communities, Inc. ....... 71,488 3,829,612
CF Industries Holdings, Inc. ....... 178,037 18,348,493
CH Robinson Worldwide, Inc. ..... 6,544 704,854
Chesapeake Energy Corp. ....... 55,151 4,798,137
Cisco Systems, Inc. ............ 11,247 627,133
ConocoPhillips ............... 94,185 9,418,500
Consolidated Edison, Inc. ........ 7,333 694,288
Costco Wholesale Corp. ......... 18,075 10,408,489
Crown PropTech Acquisitions
(c)
..... 229,536 752,878
Crown PropTech Acquisitions
(g)
..... 598,800 5,964,048
CSX Corp. .................. 202,000 7,564,900
Danaher Corp. ............... 9,368 2,747,915
Davidson Kempner Mercant Co- Invest
Fund LP, (Acquired 04/1/21, cost
$24,367,702)
(i)(k)
............. 37,491,500 27,980,281
Deere & Co. ................. 41,764 17,351,271
Delta Air Lines, Inc.
(g)
........... 218,191 8,633,818
Devon Energy Corp. ............ 406,543 24,038,888
DiamondRock Hospitality Co.
(g)
.... 769,114 7,768,051
Dick's Sporting Goods, Inc. ....... 74,533 7,454,791
DR Horton, Inc. ............... 90,435 6,738,312
Dynatrace, Inc.
(g)
.............. 235,710 11,101,941
Edwards Lifesciences Corp.
(g)
..... 80,460 9,471,751
Security
Shares
Shares Value
United States (continued)
Element Solutions, Inc. .......... 302,555 $ 6,625,955
Energy Transfer LP ............ 733,332 8,205,985
Entergy Corp. ................ 5,981 698,282
EQT Corp.
(g)
................. 178,058 6,126,976
Exxon Mobil Corp. ............. 236,387 19,523,202
Fanatics Holdings Inc., Series
A, (Acquired 12/15/21, cost
$1,041,005)
(c)(i)
............. 403,700 25,739,912
FedEx Corp. ................. 13,534 3,131,632
Floor & Decor Holdings, Inc., Class A
(g)
44,840 3,632,040
Ford Motor Co. ............... 669,604 11,323,004
Forestar Group, Inc.
(g)
........... 118,660 2,107,402
Fortive Corp. ................. 9,755 594,372
Freeport-McMoRan, Inc. ......... 263,875 13,125,142
Frontier Communications Parent, Inc.
(g)
(h)
...................... 465,991 12,893,971
Generac Holdings, Inc.
(g)
......... 42,785 12,718,269
General Motors Co.
(g)
........... 277,431 12,134,832
Gitlab, Inc., Class A
(g)
........... 694 37,788
Green Plains, Inc.
(g)
............ 308,129 9,555,080
Halliburton Co. ............... 12,488 472,921
HCA Healthcare, Inc. ........... 39,150 9,811,773
Highland Transcend Partners I Corp.,
Class A
(g)
................. 71,470 702,550
Hilton Worldwide Holdings, Inc.
(g)
... 24,186 3,669,984
Home Depot, Inc. (The) ......... 1,998 598,061
HP, Inc. .................... 18,452 669,808
HubSpot, Inc.
(g)
............... 1,205 572,303
Informatica, Inc., Class A
(g)(h)
...... 633,675 12,508,744
Intuitive Surgical, Inc.
(g)
.......... 24,688 7,447,876
Johnson & Johnson ............ 3,825 677,905
Johnson Controls International plc .. 109,953 7,209,618
Khosla Ventures Acquisition Co.
(g)
... 223,080 2,181,722
Kins Technology
(c)
............. 299,400 209,580
KINS Technology Group, Inc.
(g)
..... 798,485 8,048,729
Lam Research Corp. ........... 1,115 599,435
Latch, Inc., (Acquired 06/04/21, cost
$8,941,570)
(g)(i)
............. 715,325 3,054,438
Lennar Corp., Class A ........... 88,782 7,206,435
Lions Gate Entertainment Corp., Class
A
(g)(h)
.................... 885,325 14,386,531
LyondellBasell Industries NV, Class A 18,000 1,850,760
Marvell Technology, Inc. ......... 66,988 4,803,709
MGM Resorts International ....... 17,442 731,517
Microsoft Corp. ............... 39,587 12,205,068
Moderna, Inc.
(g)
............... 35,215 6,066,136
Mosaic Co. (The) .............. 74,952 4,984,308
New Look Builders, Inc.
(c)
........ 8,689,610 87
Nucor Corp. ................. 4,719 701,479
NVIDIA Corp. ................ 54,946 14,992,566
Offerpad Solutions, Inc., Class
A (Acquired 09/01/21, cost
$10,765,000)
(g)(i)
............ 1,076,500 5,414,795
ONEOK, Inc. ................. 9,632 680,308
Opendoor Technologies, Inc.
(g)
..... 1,367,000 11,824,550
O'Reilly Automotive, Inc.
(g)
........ 6,266 4,291,959
Park Hotels & Resorts, Inc.
(g)
...... 362,883 7,087,105
Parker-Hannifin Corp. ........... 11,970 3,396,607
Penn National Gaming, Inc.
(g)
...... 147,810 6,270,100
PepsiCo, Inc. ................ 3,850 644,413
Pioneer Natural Resources Co. .... 21,733 5,433,902
Pivotal Investment Corp. III
(g)
...... 272,602 2,687,856
Planet Labs Pbc, (Acquired 12/07/21,
cost $10,965,000)
(g)(i)
......... 877,200 4,456,176

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
United States (continued)
Playstudios, Inc., (Acquired 06/17/21,
cost $14,329,830)
(g)(i)
......... 1,145,983 $ 5,558,018
Proof Acquisition Corp.
(c)
......... 178,596 189,312
PVH Corp. .................. 64,332 4,928,475
Rocket Lab, Inc.
(h)
............. 639,711 5,149,674
salesforce.com, Inc.
(g)
........... 59,792 12,695,037
Sarcos Technology & Robotics Corp.
(g)(h)
443,506 2,949,315
Sarcos Technology & Robotics
Corp., (Acquired 10/26/21, cost
$50,017,930)
(g)(i)
............ 5,001,793 33,261,923
Sarcos Technology and Robotics
Corp.
(c)
................... 120,943 538,196
Sema4 Holdings Corp., (Acquired
07/22/21, cost $6,452,870)
(g)(i)
... 430,287 1,320,981
Sema4 Holdings Corp., (Acquired
7/17/20, cost $7,499,714)
(g)(i)
.... 1,513,373 4,646,055
Sempra Energy ............... 4,352 731,658
Service Properties Trust ......... 766,304 6,766,464
ServiceNow, Inc.
(g)(h)
............ 1,088 605,896
Signet Jewelers Ltd. ............ 109,273 7,944,147
SmartRent, Inc., Class A
(g)
........ 114,727 580,519
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $609,993)
(c)(i)
..... 40,613 555,180
Sonder Holdings, Inc., (Acquired
1/14/22, cost $4,049,020)
(g)(i)
.... 1,202,324 5,711,039
Sonos, Inc.
(g)(j)
................ 307,868 8,688,035
Starbucks Corp. ............... 73,051 6,645,449
Starwood Property Trust, Inc. ...... 373,441 9,026,069
Sunstone Hotel Investors, Inc.
(g)
.... 331,117 3,900,558
Swiss Re AG ................. 6,561 624,568
Taylor Morrison Home Corp.
(g)
..... 173,738 4,729,148
TE Connectivity Ltd. ............ 80,039 10,483,508
Tenet Healthcare Corp.
(g)
......... 53,908 4,633,932
Tesla, Inc.
(g)
.................. 4,320 4,655,232
Thermo Fisher Scientific, Inc. ...... 4,286 2,531,526
Tishman Speyer Innovation Corp. II,
Class A
(g)
................. 175,279 1,717,734
Toast, Inc., Class A
(g)
........... 339,433 7,375,879
TPB Acquisition Corp. I, Class A
(g)
... 443,988 4,315,563
Tractor Supply Co. ............. 8,000 1,866,960
Trane Technologies plc .......... 53,568 8,179,834
Uber Technologies, Inc.
(g)
........ 264,766 9,446,851
United Rentals, Inc.
(g)
........... 31,207 11,085,038
United States Steel Corp. ........ 387,099 14,609,116
UnitedHealth Group, Inc. ......... 20,686 10,549,239
Vantage Drilling Co.
(g)
........... 1,556,671 2
Victoria's Secret & Co.
(g)
......... 79,369 4,076,392
Western Digital Corp.
(g)
.......... 295,543 14,673,710
Williams-Sonoma, Inc. .......... 58,105 8,425,225
WillScot Mobile Mini Holdings Corp.
(g)
311,575 12,191,930
Xenia Hotels & Resorts, Inc.
(g)
..... 423,967 8,178,323
995,327,632
Total Common Stocks — 2.9%
(Cost: $1,344,943,111) ............................ 1,327,068,307
Par (000)
Pa r (000)
Corporate Bonds
Argentina — 0.1%
Capex SA, 6.88%
,
05/15/24
(a)
..... USD 2,054 1,938,206
Generacion Mediterranea SA, 9.63%
,
12/01/27
(a)
................ 19,021 15,217,111
Genneia SA, 8.75%
,
09/02/27
(a)
.... 4,720 4,454,137
Security
Par (000)
Par (000) Value
Argentina (continued)
Stoneway Capital Corp.
(g)(l)
10.00%, 03/01/27
(a)
.......... USD 22,987 $ 6,383,224
10.00%, 03/01/27
(d)
.......... 21,057 5,847,129
33,839,807
Australia — 0.1%
APT Pipelines Ltd., 2.00%
,
07/15/30
(d)
EUR 7,455 8,051,836
FMG Resources August 2006 Pty. Ltd.,
4.50%
,
09/15/27
(a)
........... USD 261 256,312
Oafit, 0.00%
,
03/28/26 .......... AUD 19,039 14,246,884
Oceana Australian Fixed Income Trust
(c)
10.00%, 08/31/23 ........... 11,165 8,584,525
10.25%, 08/31/25 ........... 20,716 16,335,779
QBE Insurance Group Ltd., (USD Swap
Rate 10 Year + 4.40%), 5.87%
,
06/17/46
(b)(d)
............... USD 2,817 2,893,799
Santos Finance Ltd., 5.25%
,
03/13/29
(d)
6,650 6,922,770
57,291,905
Austria — 0.1%
ams-OSRAM AG
(d)
0.00%, 03/05/25
(m)(n)
......... EUR 17,200 16,186,885
6.00%, 07/31/25 ............ 6,433 7,298,404
2.13%, 11/03/27
(n)
........... 7,100 7,178,113
BAWAG Group AG, (EUR Swap Annual
5 Year + 2.30%), 2.38%
,
03/26/29
(b)
(d)
...................... 8,500 9,394,549
Erste Group Bank AG, (EUR Swap
Annual 5 Year + 6.20%), 6.50%
(b)(d)(o)
1,000 1,161,563
Lenzing AG
(EUR Swap Annual 5 Year +
11.21%), 5.75%
(b)(d)(o)
....... 16,700 18,936,234
60,155,748
Bahrain — 0.0%
(d)
BBK BSC, 5.50%
,
07/09/24 ....... USD 1,132 1,152,730
Oil and Gas Holding Co. BSCC (The),
7.63%
,
11/07/24 ............ 9,739 10,250,297
11,403,027
Belgium — 0.4%
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 ............ 7,792 8,357,041
4.90%, 02/01/46 ............ 8,000 8,897,159
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 ............ 40,653 41,235,592
4.60%, 04/15/48 ............ 1,341 1,447,306
4.50%, 06/01/50 ............ 3,817 4,078,244
Eliott Capital SARL, 0.00%
,
12/30/22
(d)
(m)(n)
..................... EUR 6,000 6,623,429
House of Finance NV (The), 4.38%
,
07/15/26
(d)
................ 2,400 2,595,432
KBC Group NV, (EURIBOR 3 Month +
0.70%), 0.75%
,
01/21/28
(b)(d)
.... 13,000 13,785,377
Solvay Finance SACA
(b)(d)(o)
(EUR Swap Annual 5 Year +
3.70%), 5.42% ........... 4,290 4,930,282
(EUR Swap Annual 5 Year +
5.22%), 5.87% ........... 16,506 18,990,153
Solvay SA
(b)(d)(o)
(EUR Swap Annual 5 Year +
3.92%), 4.25% ........... 34,700 38,962,678
(EUR Swap Annual 5 Year +
2.98%), 2.50% ........... 12,500 12,963,868

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Belgium (continued)
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(a)
...... USD 3,000 $ 2,895,000
165,761,561
Brazil — 0.4%
Atento Luxco 1 SA, 8.00%
,
02/10/26
(a)
4,267 4,314,470
Azul Investments LLP
5.88%, 10/26/24
(a)
........... 6,177 5,409,894
5.88%, 10/26/24
(d)
........... 1,136 994,923
7.25%, 06/15/26
(a)
........... 12,126 10,140,367
Banco do Brasil SA, 4.75%
,
03/20/24
(d)
400 411,200
Banco Votorantim SA, 4.00%
,
09/24/22
(a)
................ 5,500 5,538,844
Braskem Netherlands Finance BV
5.88%, 01/31/50
(a)
........... 10,000 9,870,000
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(a)(b)
.. 12,115 13,250,782
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(b)(d)
.. 2,967 3,245,156
BRF GmbH, 4.35%
,
09/29/26
(a)
.... 10,946 10,657,299
BRF SA
4.88%, 01/24/30
(d)
........... 1,858 1,765,332
5.75%, 09/21/50
(a)
........... 9,140 8,018,522
CSN Resources SA, 5.88%
,
04/08/32
(a)
10,000 9,686,800
Embraer Netherlands Finance BV
5.05%, 06/15/25 ............ 7,000 7,070,000
5.40%, 02/01/27 ............ 3,232 3,238,060
6.95%, 01/17/28
(a)
........... 4,000 4,218,250
GOL Equity Finance SA, 3.75%
,
07/15/24
(a)(n)
............... 2,589 2,113,271
Gol Finance SA
(a)
7.00%, 01/31/25 ............ 20,323 16,639,456
8.00%, 06/30/26 ............ 1,237 1,106,249
Itau Unibanco Holding SA, 3.25%
,
01/24/25
(a)
................ 461 456,137
JSM Global SARL, 4.75%
,
10/20/30
(a)
10,000 8,748,750
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ 9,071 7,857,754
MC Brazil Downstream Trading SARL,
7.25%
,
06/30/31
(a)
........... 12,789 11,637,990
Movida Europe SA, 5.25%
,
02/08/31
(d)
3,000 2,676,000
Nexa Resources SA, 5.38%
,
05/04/27
(a)
2,102 2,133,530
Odebrecht Offshore Drilling Finance
Ltd., 1.00%
,
(1.00% Cash or 7.72%
PIK), 12/01/26
(a)(p)
........... 4 804
Oi SA, 10.00%
,
(10.00% Cash or 4.00%
PIK), 07/27/25
(p)
............. 21,196 15,976,485
Rede D'or Finance SARL, 4.50%
,
01/22/30
(a)
................ 3,262 2,992,885
Simpar Europe SA, 5.20%
,
01/26/31
(a)
10,925 9,750,563
Suzano Austria GmbH
5.75%, 07/14/26
(a)
........... 3,000 3,217,500
3.75%, 01/15/31 ............ 4,035 3,778,777
Series DM3N, 3.13%, 01/15/32 .. 10,594 9,386,814
XP, Inc., 3.25%
,
07/01/26
(a)
....... 737 694,623
196,997,487
Canada — 0.3%
1011778 BC ULC, 3.88%
,
01/15/28
(a)
327 309,844
Air Canada Pass-Through Trust, Series
2015-2, Class B, 5.00%
,
12/15/23
(a)
7,431 7,469,575
Security
Par (000)
Par (000) Value
Canada (continued)
ARI FCP Investments LP
(b)(c)
(LIBOR USD 1 Month + 2.90%),
2.98%, 01/06/25 .......... USD 5,620 $ 5,619,810
(LIBOR USD 1 Month + 2.90%),
3.19%, 01/30/25 .......... 2,931 2,872,012
Brookfield Residential Properties, Inc.
(a)
6.25%, 09/15/27 ............ 3,900 3,818,353
5.00%, 06/15/29 ............ 2,892 2,625,965
Canadian Pacific Railway Co., 3.10%
,
12/02/51 ................. 6,000 5,304,848
Hammerhead Resources, Inc., Series
AI, 9.00%
,
07/10/22
(c)
......... 27,356 27,355,713
Mattamy Group Corp.
(a)
5.25%, 12/15/27 ............ 6,447 6,363,769
4.63%, 03/01/30 ............ 7,171 6,735,792
NOVA Chemicals Corp., 4.88%
,
06/01/24
(a)
................ 6,144 6,213,089
Rogers Communications, Inc., 2.95%
,
03/15/25
(a)
................ 15,000 14,891,701
Toronto-Dominion Bank (The)
2.35%, 03/08/24 ............ 15,000 14,910,250
Series FXD, 1.95%, 01/12/27 ... 15,000 14,206,655
118,697,376
Cayman Islands — 0.0%
Pearl Holding II Ltd., 0.00%
(b)(d)(o)
.... 3,340 106,649
Chile — 0.1%
Antofagasta plc, 2.38%
,
10/14/30
(a)
.. 200 176,287
Colbun SA, 3.15%
,
01/19/32
(a)
..... 400 363,075
Embotelladora Andina SA, 3.95%
,
01/21/50
(a)
................ 280 254,800
GNL Quintero SA, 4.63%
,
07/31/29
(d)
529 535,826
Kenbourne Invest SA
(a)
6.88%, 11/26/24 ............ 15,140 14,839,093
4.70%, 01/22/28 ............ 5,389 4,715,375
Latam Finance Ltd., 6.88%
,
04/11/24
(d)
(g)(l)
...................... 3,000 2,653,688
Sable International Finance Ltd.,
5.75%
,
09/07/27
(d)
........... 2,780 2,799,321
Sociedad Quimica y Minera de Chile
SA, 3.50%
,
09/10/51
(a)
........ 558 478,206
VTR Comunicaciones SpA
(a)
5.13%, 01/15/28 ............ 5,743 5,442,569
4.38%, 04/15/29 ............ 11,718 10,663,380
42,921,620
China — 0.4%
Agile Group Holdings Ltd.
(d)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
11.25%), 8.38%
(b)(o)
........ 700 133,000
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
11.29%), 7.88%
(b)(o)
........ 3,395 662,025
5.75%, 01/02/25 ............ 1,901 627,330
6.05%, 10/13/25 ............ 3,419 1,094,080
Angang Steel Co. Ltd., 0.00%
,
05/25/23
(d)(m)(n)
.............. HKD 70,000 8,949,613
Baozun, Inc., 1.63%
,
05/01/24
(n)
.... USD 2,577 2,551,488
Central China Real Estate Ltd.
(d)
6.88%, 08/08/22 ............ 200 150,000
7.25%, 04/24/23 ............ 400 220,000
7.65%, 08/27/23 ............ 662 317,760
7.90%, 11/07/23 ............ 891 409,860

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
China (continued)
China Aoyuan Group Ltd.
(d)(g)(l)
7.95%, 02/19/23 ............ USD 11,988 $ 1,918,080
6.35%, 02/08/24 ............ 3,576 572,160
5.98%, 08/18/25 ............ 3,500 560,000
6.20%, 03/24/26 ............ 2,804 448,640
China City Construction International
Co. Ltd., 5.35%
,
07/03/17
(c)(d)(g)(l)
.. CNY 2,990 —
China Evergrande Group
(d)(g)(l)
8.25%, 03/23/22 ............ USD 4,428 575,640
9.50%, 04/11/22 ............ 3,230 403,750
11.50%, 01/22/23 ........... 770 96,250
10.00%, 04/11/23 ........... 4,707 588,375
7.50%, 06/28/23 ............ 4,000 490,000
12.00%, 01/22/24 ........... 6,635 829,375
10.50%, 04/11/24 ........... 200 25,000
China SCE Group Holdings Ltd.
(d)
7.25%, 04/19/23 ............ 4,800 3,513,900
7.38%, 04/09/24 ............ 2,649 1,464,069
7.00%, 05/02/25 ............ 1,483 773,292
Chong Hing Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.86%), 5.70%
(b)(d)
(o)
...................... 250 248,328
CIFI Holdings Group Co. Ltd.
(d)
6.45%, 11/07/24 ............ 200 176,000
6.00%, 07/16/25 ............ 1,000 825,000
5.95%, 10/20/25 ............ 3,359 2,737,585
5.25%, 05/13/26 ............ 4,220 3,376,000
4.45%, 08/17/26 ............ 1,918 1,515,220
CIMC Enric Holdings Ltd., 0.00%
,
11/30/26
(d)(m)(n)
.............. HKD 50,000 6,810,667
Country Garden Holdings Co. Ltd.
(d)
5.40%, 05/27/25 ............ USD 2,165 1,656,225
2.70%, 07/12/26 ............ 1,920 1,334,400
DaFa Properties Group Ltd., 12.50%
,
06/30/22 ................. 3,543 248,010
Dexin China Holdings Co. Ltd., 9.95%
,
12/03/22
(d)
................ 730 473,131
Easy Tactic Ltd.
(d)
9.13%, 07/28/22 ............ 1,700 433,500
8.13%, 02/27/23 ............ 200 43,000
11.75%, 08/02/23 ........... 3,680 791,200
8.63%, 02/27/24 ............ 6,600 1,386,000
8.63%, 03/05/24 ............ 762 156,210
11.63%, 09/03/24 ........... 818 167,690
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(d)(g)(l)(n)
... EUR 13,600 12,936,353
Fantasia Holdings Group Co. Ltd.
(d)(g)(l)
6.95%, 12/17/21 ............ USD 3,180 429,300
11.75%, 04/17/22 ........... 10,350 1,397,250
7.95%, 07/05/22 ............ 5,938 801,630
11.88%, 06/01/23 ........... 3,142 439,880
9.88%, 10/19/23 ............ 3,695 523,766
Fortune Star BVI Ltd., 5.95%
,
10/19/25
(d)
................ 4,961 4,526,913
Greenland Global Investment Ltd.
(d)
6.13%, 04/22/23 ............ 1,553 1,087,100
6.75%, 09/26/23 ............ 1,205 831,450
Haimen Zhongnan Investment
Development International Co. Ltd.,
10.88%
,
06/18/22
(d)
.......... 2,192 767,200
Hilong Holding Ltd., 9.75%
,
11/18/24
(d)
4,056 2,514,720
Huachen Energy Co. Ltd., 6.63%
,
05/18/20
(d)(g)(l)
.............. 3,193 1,229,305
Security
Par (000)
Par (000) Value
China (continued)
Jingrui Holdings Ltd., 12.00%
,
07/25/22
(d)
................ USD 2,542 $ 1,016,800
Kaisa Group Holdings Ltd.
(d)(g)(l)
8.50%, 06/30/22 ............ 1,266 246,870
11.95%, 10/22/22 ........... 6,200 1,209,000
11.50%, 01/30/23 ........... 400 76,000
9.38%, 06/30/24 ............ 8,000 1,440,000
Knight Castle Investments Ltd., 7.99%
,
01/23/21
(d)(g)(l)
.............. 6,000 4,200,000
KWG Group Holdings Ltd.
(d)
7.88%, 09/01/23 ............ 1,499 742,005
7.40%, 03/05/24 ............ 1,003 406,215
5.88%, 11/10/24 ............ 3,414 1,297,320
6.30%, 02/13/26 ............ 1,470 543,900
Logan Group Co. Ltd.
(d)
5.25%, 10/19/25 ............ 2,355 471,000
4.50%, 01/13/28 ............ 1,117 223,400
Luye Pharma Group Ltd., 1.50%
,
07/09/24
(d)(n)
............... 7,996 7,956,020
Meituan, 0.00%
,
04/27/27
(d)(m)(n)
.... 5,000 4,172,500
Microport Scientific Corp., 0.00%
,
06/11/26
(d)(m)(n)
.............. 2,400 1,743,600
Modern Land China Co. Ltd., 9.80%
,
04/11/23
(d)(g)(l)
............... 6,833 1,229,940
New Metro Global Ltd.
(d)
6.80%, 08/05/23 ............ 2,122 1,612,720
4.80%, 12/15/24 ............ 2,910 2,037,000
4.50%, 05/02/26 ............ 1,517 970,880
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%
,
12/24/49
(d)(g)(l)
.............. HKD 8,000 102,128
NXP BV
(a)
3.88%, 06/18/26 ............ USD 17,425 17,482,720
4.30%, 06/18/29 ............ 5,475 5,641,988
Pearl Holding III Ltd., 9.00%
,
10/22/25
(d)
2,660 950,950
Poseidon Finance 1 Ltd., 0.00%
,
02/01/25
(d)(m)(n)
.............. 9,000 10,692,000
Powerlong Real Estate Holdings Ltd.,
7.13%
,
11/08/22
(d)
........... 2,860 1,401,400
Prime Bloom Holdings Ltd., 6.95%
,
07/05/22
(d)(g)(l)
.............. 9,232 1,611,561
Redsun Properties Group Ltd., 9.70%
,
04/16/23
(d)
................ 4,244 721,480
RKPF Overseas 2019 A Ltd.
(d)
5.90%, 03/05/25 ............ 2,459 1,905,725
6.00%, 09/04/25 ............ 3,840 2,995,200
RKPF Overseas 2020 A Ltd., 5.20%
,
01/12/26
(d)
................ 3,518 2,708,860
Ronshine China Holdings Ltd.
(d)
8.75%, 10/25/22 ............ 2,562 922,320
7.35%, 12/15/23 ............ 1,287 218,790
6.75%, 08/05/24 ............ 1,826 292,160
7.10%, 01/25/25 ............ 4,000 600,000
Shimao Group Holdings Ltd.
(d)
5.60%, 07/15/26 ............ 300 78,750
4.60%, 07/13/30 ............ 8,359 2,173,340
3.45%, 01/11/31 ............ 3,053 763,250
Shui On Development Holding Ltd.
(d)
5.75%, 11/12/23 ............ 300 286,500
6.15%, 08/24/24 ............ 2,760 2,580,600
5.50%, 03/03/25 ............ 5,071 4,639,965
5.50%, 06/29/26 ............ 315 283,500
Sinic Holdings Group Co. Ltd., 10.50%
,
06/18/22
(d)(g)(l)
.............. 2,919 58,380

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
China (continued)
Sino-Ocean Land Treasure III Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(b)(d)(o)
................ USD 2,044 $ 1,305,988
Sunac China Holdings Ltd.
(d)
7.25%, 06/14/22 ............ 200 80,000
7.95%, 10/11/23 ............ 200 54,000
7.50%, 02/01/24 ............ 2,133 522,585
6.65%, 08/03/24 ............ 6,063 1,485,435
6.50%, 01/10/25 ............ 1,816 444,920
7.00%, 07/09/25 ............ 3,783 926,835
Times China Holdings Ltd.
(d)
5.75%, 04/26/22 ............ 1,600 1,480,000
6.75%, 07/16/23 ............ 500 242,500
6.20%, 03/22/26 ............ 513 189,810
5.75%, 01/14/27 ............ 4,845 1,744,200
Wanda Group Overseas Ltd., 7.50%
,
07/24/22
(d)
................ 4,620 4,389,000
Yango Justice International Ltd.
(g)(l)
10.25%, 09/15/22 ........... 1,207 60,350
8.25%, 11/25/23
(d)
........... 2,403 120,150
7.50%, 04/15/24
(d)
........... 2,633 131,650
7.88%, 09/04/24
(d)
........... 1,150 57,500
7.50%, 02/17/25
(d)
........... 2,628 131,400
Yanlord Land HK Co. Ltd., 6.80%
,
02/27/24
(d)
................ 3,415 3,244,250
Yuzhou Group Holdings Co. Ltd.
(d)(g)(l)
8.50%, 02/04/23 ............ 2,050 288,230
6.00%, 10/25/23 ............ 5,795 811,300
8.50%, 02/26/24 ............ 6,500 910,000
8.38%, 10/30/24 ............ 2,450 319,725
Zhenro Properties Group Ltd., 9.15%
,
05/06/23
(d)
................ 1,555 171,050
ZhongAn Online P&C Insurance Co.
Ltd., 3.50%
,
03/08/26
(d)
........ 2,691 2,394,990
189,449,325
Colombia — 0.2%
Avianca Midco 2 Ltd., 9.00%
,
12/01/28
(a)
................ 25,111 24,048,212
Banco Davivienda SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 10 Year + 5.10%), 6.65%
(a)(b)
(o)
...................... 4,649 4,259,065
Banco GNB Sudameris SA, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.66%),
7.50%
,
04/16/31
(a)(b)
.......... 3,215 2,967,927
Frontera Energy Corp., 7.88%
,
06/21/28
(a)
................ 8,715 8,149,396
Geopark Ltd., 5.50%
,
01/17/27
(a)
... 4,506 4,268,872
Grupo Aval Ltd.
4.75%, 09/26/22
(d)
........... 4,000 4,017,500
4.38%, 02/04/30
(a)
........... 23,666 20,494,283
Millicom International Cellular SA
6.63%, 10/15/26
(a)
........... 5,400 5,520,825
5.13%, 01/15/28
(a)
........... 707 697,881
5.13%, 01/15/28
(d)
........... 2,500 2,469,697
4.50%, 04/27/31
(a)
........... 745 692,202
Promigas SA ESP
3.75%, 10/16/29
(a)
........... 8,625 7,775,869
3.75%, 10/16/29
(d)
........... 5,000 4,507,750
SURA Asset Management SA, 4.88%
,
04/17/24
(a)
................ 668 675,849
90,545,328
Security
Par (000)
Par (000) Value
Cyprus — 0.1%
ASG Finance DAC., 7.88%
,
12/03/24
(a)
USD 13,837 $ 13,145,150
Bank of Cyprus PCL, (EUR Swap
Annual 5 Year + 2.79%), 2.50%
,
06/24/27
(b)(d)
............... EUR 5,825 5,573,798
18,718,948
Denmark — 0.1%
(d)
Danske Bank A/S, (EUR Swap Annual 5
Year + 1.90%), 1.50%
,
09/02/30
(b)
11,256 12,081,156
Nassa Topco A/S, 2.88%
,
04/06/24 .. 3,200 3,548,850
Nykredit Realkredit A/S, (EUR Swap
Annual 5 Year + 4.57%), 4.13%
(b)(o)
1,200 1,328,891
16,958,897
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(a)
........ USD 1,636 1,581,808
Finland — 0.0%
Citycon OYJ
(EUR Swap Annual 5 Year +
4.71%), 4.50%
(b)(d)(o)
........ EUR 2,067 2,126,555
France — 1.1%
Accor SA, 0.70%
,
12/07/27
(d)(n)
..... 2,684 1,429,420
Adevinta ASA
(d)
2.63%, 11/15/25 ............ 1,081 1,186,888
3.00%, 11/15/27 ............ 641 685,592
Air France-KLM, 3.88%
,
07/01/26
(d)
.. 5,900 5,939,456
Altice France SA
(d)
2.50%, 01/15/25 ............ 19,190 20,395,489
2.13%, 02/15/25 ............ 10,219 10,743,148
5.88%, 02/01/27 ............ 10,357 11,715,224
4.13%, 01/15/29 ............ 17,990 18,010,801
4.25%, 10/15/29 ............ 7,882 7,902,013
Arkema SA, (EUR Swap Annual 5 Year
+ 1.57%), 1.50%
(b)(d)(o)
......... 2,300 2,405,503
AXA SA, (EURIBOR 3 Month + 2.60%),
1.88%
,
07/10/42
(b)(d)
.......... 11,325 11,567,112
BNP Paribas SA
(b)
(LIBOR USD 6 Month + 0.08%),
1.57%
(o)
................ USD 1,090 845,567
(USD Swap Semi 5 Year + 4.15%),
6.63%
(a)(o)
............... 3,600 3,718,800
(USD Swap Semi 5 Year + 5.15%),
7.37%
(d)(o)
............... 3,400 3,663,500
(EUR Swap Annual 1 Year +
1.60%), 2.50%, 03/31/32
(d)
... EUR 9,300 10,316,582
Series TMO, (BFRTMO - 0.25%),
0.00%
(o)
................ 2,563 2,272,034
Burger King France SAS, (EURIBOR 3
Month + 4.75%), 4.75%
,
11/01/26
(b)(d)
3,491 3,842,609
CAB SELAS, 3.38%
,
02/01/28
(d)
.... 5,298 5,567,210
Carrefour SA, 0.00%
,
06/14/23
(d)(m)(n)
. USD 2,600 2,522,156
Casino Guichard Perrachon SA
(EURIBOR Swap Rate 10 Year +
1.00%), 1.41%
(b)(o)
......... EUR 11,374 3,569,274
(EURIBOR Swap Rate 5 Year +
3.82%), 3.99%
(b)(d)(o)
........ 11,700 6,083,269
5.25%, 04/15/27
(d)
........... 3,617 3,394,708
CGG SA, 7.75%
,
04/01/27
(d)
...... 2,096 2,338,372
Chrome Bidco SASU, 3.50%
,
05/31/28
(d)
................ 11,227 11,865,943
Chrome Holdco SASU, 5.00%
,
05/31/29
(d)
................ 2,840 2,913,973
CMA CGM SA, 7.50%
,
01/15/26
(d)
... 7,258 8,667,866

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
France (continued)
Credit Agricole SA, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 3.24%), 4.75%
(a)(b)(o)
.... USD 7,050 $ 6,397,381
Engie SA, 2.00%
,
09/28/37
(d)
...... EUR 1,700 1,794,853
Faurecia SE
(d)
2.75%, 02/15/27 ............ 3,952 3,994,824
3.75%, 06/15/28 ............ 2,011 2,087,998
Getlink SE, 3.50%
,
10/30/25
(d)
..... 6,269 7,073,783
Goldstory SASU
(d)
5.38%, 03/01/26 ............ 5,705 6,311,156
(EURIBOR 3 Month + 5.50%),
5.50%, 03/01/26
(b)
......... 2,350 2,593,189
Holding d'Infrastructures des Metiers de
l'Environnement, 0.63%
,
09/16/28
(d)
35,043 35,308,053
Iliad Holding SAS, 5.13%
,
10/15/26
(d)
4,419 4,946,057
Iliad SA
(d)
1.50%, 10/14/24 ............ 100 107,295
1.88%, 02/11/28 ............ 100 99,028
IPD 3 BV, 5.50%
,
12/01/25
(d)
...... 1,178 1,301,729
Korian SA
(d)
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%),
4.13%
(b)(o)
............... GBP 2,300 2,771,947
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%),
4.13%
(b)(o)
............... 2,500 3,012,985
(EURIBOR 6 Month + 9.00%),
1.90%
(b)(n)(o)
.............. EUR 9,608 3,985,282
0.88%, 03/06/27
(n)
........... 5,441 3,090,376
La Financiere Atalian SASU
(d)
4.00%, 05/15/24 ............ 9,400 9,390,778
5.13%, 05/15/25 ............ 5,532 5,443,907
6.63%, 05/15/25 ............ GBP 3,571 4,329,365
La Poste SA, (EUR Swap Annual 5
Year + 2.44%), 3.12%
(b)(d)(o)
..... EUR 7,600 8,270,878
Laboratoire Eimer Selas, 5.00%
,
02/01/29
(d)
................ 1,196 1,230,386
Lion/Polaris SA, (EURIBOR 3 Month +
4.00%), 4.00%
,
07/01/26
(b)(d)
.... 1,331 1,464,633
Loxam SAS
(d)
4.25%, 04/15/24 ............ 1,426 1,578,582
3.25%, 01/14/25 ............ 2,893 3,146,839
3.75%, 07/15/26 ............ 5,707 6,231,244
4.50%, 02/15/27 ............ 1,913 2,095,411
5.75%, 07/15/27 ............ 828 893,076
Lune Holdings SARL, 5.63%
,
11/15/28
(d)
................ 3,961 3,916,801
Novafives SAS, 5.00%
,
06/15/25
(d)
.. 2,547 2,493,593
Orano SA, 2.75%
,
03/08/28
(d)
...... 6,300 6,786,903
Paprec Holding SA, 3.50%
,
07/01/28
(d)
4,365 4,587,342
Parts Europe SA, (EURIBOR 3 Month +
4.00%), 4.00%
,
07/20/27
(b)(d)
.... 843 928,436
Picard Groupe SAS, 3.88%
,
07/01/26
(d)
9,639 10,340,349
Quatrim SASU, 5.88%
,
01/15/24
(d)
.. 1,269 1,399,760
RCI Banque SA, (EUR Swap Annual 5
Year + 2.85%), 2.63%
,
02/18/30
(b)(d)
4,000 4,155,084
Renault SA, 2.38%
,
05/25/26
(d)
..... 2,200 2,292,690
Rubis Terminal Infra SAS, 5.63%
,
05/15/25
(d)
................ 7,742 8,778,702
Societe Generale SA
(b)
(USD Swap Semi 5 Year + 4.30%),
7.37%
(d)(o)
............... USD 6,500 6,628,375
(USD Swap Semi 5 Year + 4.98%),
7.88%
(a)(o)
............... 3,500 3,657,500
Security
Par (000)
Par (000) Value
France (continued)
(USD Swap Rate 5 Year + 5.87%),
8.00%
(a)(o)
............... USD 5,400 $ 5,832,810
(EURIBOR 3 Month + 1.28%),
0.87%, 09/22/28
(d)
......... EUR 9,900 10,389,496
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.51%), 5.38%
(a)(o)
......... USD 12,935 12,062,664
(EUR Swap Annual 5 Year +
1.60%), 1.12%, 06/30/31
(d)
... EUR 40,500 42,184,293
Suez SA, (EUR Swap Annual 5 Year +
2.50%), 2.87%
(b)(d)(o)
.......... 11,500 12,870,619
Tereos Finance Groupe I SA, 7.50%
,
10/30/25
(d)
................ 7,871 9,022,202
TotalEnergies SE
(d)
Series FP, 0.50%, 12/02/22
(n)
... USD 5,000 5,136,500
(EUR Swap Annual 5 Year +
2.15%), 2.62%
(b)(o)
......... EUR 10,000 11,101,175
Series NC7, (EUR Swap Annual 5
Year + 1.99%), 1.62%
(b)(o)
.... 6,713 6,804,307
(EUR Swap Annual 5 Year +
2.40%), 2.00%
(b)(o)
......... 17,525 17,087,991
Series NC12, (EUR Swap Annual 5
Year + 2.51%), 2.13%
(b)(o)
.... 15,138 14,362,728
Vallourec SA, 8.50%
,
06/30/26
(d)
.... 8,438 9,548,317
Verallia SA, 1.88%
,
11/10/31
(d)
..... 6,400 6,221,904
511,104,085
Germany — 1.5%
ADLER Group SA
(d)
2.00%, 11/23/23
(e)(n)
.......... 3,000 2,848,081
3.25%, 08/05/25 ............ 16,400 15,887,387
2.75%, 11/13/26 ............ 8,100 7,474,900
2.25%, 01/14/29 ............ 1,000 898,262
ADLER Real Estate AG, 3.00%
,
04/27/26
(d)
................ 1,200 1,204,786
Allianz SE, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.17%), 3.20%
(b)(d)(o)
..... USD 8,800 7,634,000
Aroundtown SA, (EUR Swap Annual 5
Year + 3.98%), 3.38%
(b)(d)(o)
..... EUR 2,800 3,039,422
ATF Netherlands BV, (EUR Swap
Annual 5 Year + 4.38%), 3.75%
(b)(d)(o)
10,900 12,193,779
Bayer AG
(b)(d)
(EUR Swap Annual 5 Year +
2.55%), 3.75%, 07/01/74 .... 8,661 9,700,997
(EURIBOR Swap Rate 5 Year +
2.65%), 2.38%, 11/12/79 ..... 34,200 36,491,408
Series N8.5, (EUR Swap Annual 5
Year + 4.46%), 5.38%, 03/25/82 8,700 9,885,003
Bertelsmann SE & Co. KGaA, (EUR
Swap Annual 5 Year + 2.64%),
3.00%
,
04/23/75
(b)(d)
.......... 30,300 33,854,569
BK LC Lux Finco1 SARL, 5.25%
,
04/30/29
(d)
................ 319 346,086
Cheplapharm Arzneimittel GmbH
(d)
3.50%, 02/11/27 ............ 5,419 5,829,913
4.38%, 01/15/28 ............ 13,527 14,777,789
Commerzbank AG, (EUR Swap Annual
5 Year + 6.36%), 6.12%
(b)(d)(o)
.... 9,000 10,203,563
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24
(d)
... 9,300 10,003,453

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Germany (continued)
Deutsche Bahn Finance GMBH, 1.13%
,
05/29/51
(d)
................ EUR 20,100 $ 19,038,142
Deutsche Bank AG
(EUR Swap Annual 5 Year +
4.70%), 6.00%
(b)(d)(o)
........ 3,800 4,211,653
(SOFR + 1.32%), 2.55%, 01/07/28
(b)
USD 21,163 19,523,785
1.75%, 01/17/28
(d)
........... EUR 3,700 3,947,655
(EUR Swap Annual 5 Year +
5.69%), 6.75%
(b)(d)(o)
........ 8,000 9,043,815
(EURIBOR Swap Rate 5 Year +
3.30%), 4.00%, 06/24/32
(b)(d)
.. 14,400 15,946,567
Deutsche Lufthansa AG
(d)
1.63%, 11/16/23 ............ 2,600 2,850,651
2.00%, 07/14/24 ............ 5,300 5,753,485
2.88%, 02/11/25 ............ 3,800 4,124,930
2.88%, 05/16/27 ............ 3,400 3,492,622
3.75%, 02/11/28 ............ 3,400 3,612,304
3.50%, 07/14/29 ............ 14,500 14,792,664
DIC Asset AG, 2.25%
,
09/22/26
(d)
... 6,200 6,001,406
Douglas GmbH, 6.00%
,
04/08/26
(d)
.. 9,100 9,556,726
Fraport AG Frankfurt Airport Services
Worldwide, 1.88%
,
03/31/28
(d)
... 5,590 5,956,678
Gruenenthal GmbH
(d)
3.63%, 11/15/26 ............ 2,790 3,055,573
4.13%, 05/15/28 ............ 5,864 6,308,656
HT Troplast GmbH, 9.25%
,
07/15/25
(d)
1,443 1,592,354
IHO Verwaltungs GmbH
(p)
3.63%, (3.63% Cash or 4.38% PIK),
05/15/25
(d)
.............. 2,628 2,871,175
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(b)(d)
............. 5,160 5,501,142
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(a)
.............. USD 1,200 1,173,000
LEG Immobilien SE, 1.50%
,
01/17/34
(d)
EUR 6,300 6,240,378
Nidda BondCo GmbH
(d)
5.00%, 09/30/25 ............ 1,729 1,727,518
7.25%, 09/30/25 ............ 906 949,483
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(d)
........... 51,399 54,435,001
PCF GmbH
(d)
4.75%, 04/15/26 ............ 1,566 1,661,554
(EURIBOR 3 Month + 4.75%),
4.75%, 04/15/26
(b)
......... 5,746 6,271,335
Phoenix PIB Dutch Finance BV, 2.38%
,
08/05/25
(d)
................ 3,000 3,245,837
ProGroup AG, 3.00%
,
03/31/26
(d)
... 8,700 9,223,327
Renk AG, 5.75%
,
07/15/25
(d)
...... 3,893 4,330,102
Schenck Process Holding GmbH,
5.38%
,
06/15/23
(d)
........... 1,101 1,202,757
Sudzucker International Finance BV,
(EURIBOR 3 Month + 3.10%),
2.63%
(b)(d)(o)
................ 3,682 3,349,834
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26
(d)
....... 6,663 7,363,898
Techem Verwaltungsgesellschaft 675
mbH, 2.00%
,
07/15/25
(d)
....... 1,464 1,555,345
Tele Columbus AG, 3.88%
,
05/02/25
(d)
14,168 14,521,672
thyssenkrupp AG
(d)
1.88%, 03/06/23 ............ 4,040 4,443,472
2.88%, 02/22/24 ............ 11,375 12,548,410
2.50%, 02/25/25 ............ 241 265,273
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(d)
................ 1,710 1,856,313
Security
Par (000)
Par (000) Value
Germany (continued)
TK Elevator Midco GmbH
(d)
4.38%, 07/15/27 ............ EUR 6,769 $ 7,387,056
(EURIBOR 3 Month + 4.75%),
4.75%, 07/15/27
(b)
......... 6,120 6,745,403
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(a)
................ USD 8,738 8,642,144
Traton Finance Luxembourg SA,
1.25%
,
03/24/33
(d)
........... EUR 11,400 10,993,126
Volkswagen International Finance NV
(b)
(d)(o)
(EUR Swap Annual 5 Year +
2.54%), 2.70% ........... 7,800 8,672,929
Series NC6, (EUR Swap Annual 6
Year + 2.97%), 3.38% ...... 11,300 12,666,383
(EUR Swap Annual 12 Year +
2.97%), 4.62% ........... 7,900 9,132,647
(EUR Swap Annual 5 Year +
2.92%), 3.75% ........... 4,300 4,738,114
(EUR Swap Annual 9 Year +
3.36%), 4.37% ........... 24,200 26,660,310
Volkswagen Leasing GmbH, 0.63%
,
07/19/29
(d)
................ 19,300 19,105,180
Vonovia SE
(d)
1.50%, 06/14/41 ............ 17,700 15,996,196
1.63%, 09/01/51 ............ 6,400 5,486,363
Wintershall Dea Finance 2 BV, Series
NC5, (EUR Swap Annual 5 Year +
2.92%), 2.50%
(b)(d)(o)
.......... 30,100 29,052,614
ZF Europe Finance BV
(d)
2.00%, 02/23/26 ............ 1,300 1,349,048
2.50%, 10/23/27 ............ 1,900 1,908,166
ZF Finance GmbH
(d)
3.00%, 09/21/25 ............ 8,800 9,553,150
2.00%, 05/06/27 ............ 2,100 2,089,813
2.75%, 05/25/27 ............ 3,200 3,289,439
2.25%, 05/03/28 ............ 1,900 1,867,785
3.75%, 09/21/28 ............ 22,100 23,195,159
674,350,915
Greece — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(a)
... USD 669 715,830
Guatemala — 0.0%
Investment Energy Resources Ltd.,
6.25%
,
04/26/29
(a)
........... 680 686,800
Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through
Trust, Series 2013-1, Class A,
5.25%
,
05/30/23
(a)
........... 692 687,050
Hong Kong — 0.0%
Bank of East Asia Ltd. (The)
(b)(d)(o)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.26%), 5.87% ........... 2,898 2,886,770
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.53%), 5.83% ........... 2,898 2,876,265
Li & Fung Ltd., 4.38%
,
10/04/24
(d)
... 2,200 2,135,100
Melco Resorts Finance Ltd.
5.25%, 04/26/26
(d)
........... 1,150 1,035,000
5.63%, 07/17/27
(d)
........... 200 176,000
5.38%, 12/04/29
(a)
........... 392 327,320
NWD MTN Ltd., 4.13%
,
07/18/29
(d)
.. 7,500 6,817,031

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Hong Kong (continued)
REXLot Holdings Ltd.
(d)(g)(l)(n)
6.00%, 04/28/17 ............ HKD 1,103 $ 43,819
4.50%, 04/17/19 ............ 15,091 19,266
16,316,571
India — 0.3%
ABJA Investment Co. Pte. Ltd.
(d)
5.95%, 07/31/24 ............ USD 400 416,500
5.45%, 01/24/28 ............ 6,421 6,613,630
Adani Electricity Mumbai Ltd., 3.95%
,
02/12/30
(d)
................ 2,340 2,114,693
Adani Green Energy Ltd., 4.38%
,
09/08/24
(d)
................ 3,000 2,936,250
Adani Transmission Ltd.
(d)
4.00%, 08/03/26 ............ 3,579 3,458,880
4.25%, 05/21/36 ............ 899 824,806
Azure Power Energy Ltd., 3.58%
,
08/19/26
(a)
................ 1,249 1,176,853
Azure Power Solar Energy Pvt Ltd.,
5.65%
,
12/24/24
(d)
........... 2,836 2,898,569
BPRL International Singapore Pte. Ltd.,
4.38%
,
01/18/27
(d)
........... 2,171 2,153,768
CA Magnum Holdings, 5.38%
,
10/31/26
(d)
................ 4,300 4,192,500
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(a)
........... 9,424 8,999,556
4.50%, 02/09/27
(d)
........... 2,934 2,802,059
GMR Hyderabad International Airport
Ltd.
(d)
4.75%, 02/02/26 ............ 1,090 1,047,967
4.25%, 10/27/27 ............ 200 182,537
Greenko Dutch BV, 3.85%
,
03/29/26
(d)
6,608 6,235,960
Greenko Mauritius Ltd., 6.25%
,
02/21/23
(d)
................ 200 200,500
Greenko Solar Mauritius Ltd.
(d)
5.55%, 01/29/25 ............ 200 200,000
5.95%, 07/29/26 ............ 2,454 2,472,405
HDFC Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.93%), 3.70%
(b)(d)(o)
.... 5,000 4,625,000
Hindustan Petroleum Corp. Ltd., 4.00%
,
07/12/27
(d)
................ 2,149 2,119,183
HPCL-Mittal Energy Ltd., 5.45%
,
10/22/26
(d)
................ 1,910 1,847,925
ICICI Bank Ltd., 3.80%
,
12/14/27
(d)
.. 2,145 2,121,941
India Cleantech Energy, 4.70%
,
08/10/26
(a)
................ 1,411 1,311,859
India Green Energy Holdings, 5.38%
,
04/29/24
(a)
................ 2,262 2,279,191
India Green Power Holdings, 4.00%
,
02/22/27
(d)
................ 2,911 2,656,288
JSW Steel Ltd., 5.38%
,
04/04/25
(d)
.. 1,860 1,866,975
Muthoot Finance Ltd., 6.13%
,
10/31/22
(a)
................ 1,588 1,599,215
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.27%), 5.65%
(b)(d)(o)
.... 5,162 5,132,319
Periama Holdings LLC, 5.95%
,
04/19/26
(d)
................ 4,789 4,858,441
REC Ltd., 3.88%
,
07/07/27
(d)
...... 1,906 1,871,730
ReNew Power Ltd., 6.45%
,
09/27/22
(d)
200 200,038
ReNew Power Synthetic
6.67%, 03/12/24
(a)
........... 200 203,037
6.67%, 03/12/24
(d)
........... 6,000 6,091,125
Security
Par (000)
Par (000) Value
India (continued)
Shriram Transport Finance Co. Ltd.
(d)
5.95%, 10/24/22 ............ USD 3,401 $ 3,409,503
5.10%, 07/16/23 ............ 4,000 4,000,000
Summit Digitel Infrastructure Pvt Ltd.,
2.88%
,
08/12/31
(d)
........... 8,785 7,626,610
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(d)
................ 2,600 2,450,500
UPL Corp. Ltd.
(d)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.87%), 5.25%
(b)(o)
......... 3,204 2,961,297
4.50%, 03/08/28 ............ 4,875 4,627,594
4.63%, 06/16/30 ............ 1,725 1,632,604
Vedanta Resources Finance II plc
8.00%, 04/23/23
(d)
........... 4,266 4,085,975
13.88%, 01/21/24
(d)
.......... 3,402 3,559,342
8.95%, 03/11/25
(a)
........... 20,689 20,068,330
Vedanta Resources Ltd., 6.13%
,
08/09/24
(a)
................ 5,000 4,337,500
Videocon Industries Ltd., 2.84%
,
12/31/20
(c)(d)(e)(g)(l)(n)
........... 735 —
146,470,955
Indonesia — 0.1%
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39
(d)
................ 5,230 5,201,761
Majapahit Holding BV, 7.88%
,
06/29/37
(d)
................ 4,650 6,037,153
Minejesa Capital BV, 5.63%
,
08/10/37
(d)
2,000 1,819,125
Star Energy Geothermal Darajat II
4.85%, 10/14/38
(a)
........... 13,052 12,944,321
4.85%, 10/14/38
(d)
........... 8,000 7,934,000
Star Energy Geothermal Wayang
Windu Ltd., 6.75%
,
04/24/33
(d)
... 2,516 2,653,385
Theta Capital Pte. Ltd.
(d)
8.13%, 01/22/25 ............ 2,643 2,656,215
6.75%, 10/31/26 ............ 200 189,750
39,435,710
Ireland — 0.1%
(d)
AIB Group plc
(b)(o)
(EUR Swap Annual 5 Year +
5.70%), 5.25% ........... EUR 5,196 5,774,769
(EUR Swap Annual 5 Year +
6.63%), 6.25% ........... 8,248 9,432,297
Bank of Ireland Group plc
(b)
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 2.70%),
3.12%, 09/19/27 .......... GBP 6,800 8,936,125
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.50%), 4.12%, 09/19/27 .... USD 5,725 5,711,260
(EUR Swap Annual 5 Year +
1.65%), 1.37%, 08/11/31 ..... EUR 10,525 10,805,105
eircom Finance DAC, 1.75%
,
11/01/24 8,400 9,162,405
49,821,961
Israel — 0.1%
Bank Leumi Le-Israel BM, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.63%), 3.28%
,
01/29/31
(a)(b)(d)
.............. USD 2,885 2,701,081
Energean Israel Finance Ltd.
(a)(d)
4.50%, 03/30/24 ............ 492 485,971
4.88%, 03/30/26 ............ 1,928 1,874,487

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Israel (continued)
Leviathan Bond Ltd., 5.75%
,
06/30/23
(a)
(d)
...................... USD 1,394 $ 1,407,810
Teva Pharmaceutical Finance
Netherlands II BV
6.00%, 01/31/25 ............ EUR 3,198 3,696,546
4.50%, 03/01/25 ............ 4,002 4,452,946
1.88%, 03/31/27
(d)
........... 3,341 3,246,226
3.75%, 05/09/27 ............ 10,877 11,331,778
1.63%, 10/15/28
(d)
........... 1,277 1,155,132
4.38%, 05/09/30 ............ 8,204 8,436,407
Teva Pharmaceutical Finance
Netherlands III BV
4.75%, 05/09/27 ............ USD 4,650 4,446,330
5.13%, 05/09/29 ............ 6,170 5,894,201
49,128,915
Italy — 0.7%
ASTM SpA
(d)
1.50%, 01/25/30 ............ EUR 4,900 4,976,210
2.38%, 11/25/33 ............ 3,525 3,652,901
Banco BPM SpA
(b)(d)
(EUR Swap Annual 5 Year +
4.18%), 4.37%, 09/21/27 .... 7,400 8,230,046
(EUR Swap Annual 5 Year +
5.42%), 5.00%, 09/14/30 .... 1,017 1,153,183
(EUR Swap Annual 5 Year +
3.80%), 3.25%, 01/14/31 .... 400 426,151
(EUR Swap Annual 5 Year +
3.17%), 2.88%, 06/29/31 .... 15,052 15,587,891
(EUR Swap Annual 5 Year +
3.40%), 3.38%, 01/19/32 .... 3,650 3,785,369
BPER Banca, (EUR Swap Annual 5
Year + 3.73%), 3.88%
,
07/25/32
(b)(d)
800 832,737
Brunello Bidco SpA, (EURIBOR 3
Month + 3.75%), 3.75%
,
02/15/28
(b)
(d)
...................... 4,800 5,237,465
Castor SpA, (EURIBOR 3 Month +
5.25%), 5.25%
,
02/15/29
(b)(d)
.... 4,564 5,021,156
Cedacri Mergeco SpA, (EURIBOR 3
Month + 4.63%), 4.62%
,
05/15/28
(b)
(d)
...................... 2,812 3,088,614
Centurion Bidco SpA, 5.88%
,
09/30/26
(d)
................ 5,651 6,071,886
Diocle Spa, (EURIBOR 3 Month +
3.88%), 3.88%
,
06/30/26
(b)(d)
.... 1,765 1,942,567
doValue SpA
(d)
5.00%, 08/04/25 ............ 800 902,700
3.38%, 07/31/26 ............ 6,928 7,357,843
Enel SpA, Series 6.5Y, (EUR Swap
Annual 5 Year + 1.72%), 1.37%
(b)(d)(o)
23,600 23,463,071
Eni SpA, Series NC6, (EUR Swap
Annual 5 Year + 2.20%), 2.00%
(b)(d)(o)
7,500 7,648,756
FIS Fabbrica Italiana Sintetici SpA,
5.63%
,
08/01/27
(d)
........... 396 416,171
Gamma Bidco SpA
(d)
5.13%, 07/15/25 ............ 6,300 6,873,685
6.25%, 07/15/25 ............ 3,335 3,721,626
IMA Industria Macchine Automatiche
SpA
(d)
3.75%, 01/15/28 ............ 2,482 2,570,673
(EURIBOR 3 Month + 4.00%),
4.00%, 01/15/28
(b)
......... 2,413 2,625,924
Inter Media & Communication SpA,
6.75%
,
02/09/27
(d)
........... 323 347,971
Security
Par (000)
Par (000) Value
Italy (continued)
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year +
6.07%), 5.87%
(b)(d)(o)
........ EUR 4,479 $ 5,103,541
(USD Swap Semi 5 Year + 5.46%),
7.70%
(a)(b)(o)
.............. USD 11,943 12,480,435
(EUR Swap Annual 5 Year +
7.19%), 7.75%
(b)(d)(o)
........ EUR 3,056 3,754,078
0.75%, 03/16/28
(d)
........... 7,500 7,743,341
(EUR Swap Annual 5 Year +
5.56%), 6.37%
(b)(d)(o)
........ 1,275 1,440,441
(EUR Swap Annual 5 Year +
5.75%), 5.87%, 03/04/29
(b)(d)
.. 1,100 1,296,422
5.15%, 06/10/30
(d)
........... GBP 1,800 2,435,412
1.35%, 02/24/31
(d)
........... EUR 12,970 12,804,613
(EUR Swap Annual 5 Year +
6.09%), 5.87%
(b)(d)(o)
........ 6,325 6,923,283
Intesa Sanpaolo Vita SpA, 2.38%
,
12/22/30
(d)
................ 18,500 18,356,318
Leather 2 SpA, (EURIBOR 3 Month +
4.50%), 4.50%
,
09/30/28
(b)(d)
.... 1,196 1,256,921
Nexi SpA, 0.00%
,
02/24/28
(d)(m)(n)
.... 10,300 9,313,570
Rekeep SpA, 7.25%
,
02/01/26
(d)
.... 5,554 6,389,877
Rossini SARL
(d)
(EURIBOR 3 Month + 3.88%),
3.88%, 10/30/25
(b)
......... 1,558 1,709,439
6.75%, 10/30/25 ............ 9,668 10,947,632
Saipem Finance International BV,
3.38%
,
07/15/26
(d)
........... 700 695,064
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%),
4.25%
,
12/14/47
(b)(d)
.......... 400 457,387
Taurus Law 130 Securities SRL,
(Acquired 12/21/21, cost
$30,079,350), (EURIBOR 3 Month +
2.30%), 1.78%
,
08/24/26
(b)(c)(i)(n)
.. 26,659 29,491,519
Telecom Italia Capital SA, 6.38%
,
11/15/33 .................. USD 3,455 3,302,047
Telecom Italia Finance SA, 7.75%
,
01/24/33 ................. EUR 1,069 1,356,333
Telecom Italia SpA
(d)
4.00%, 04/11/24 ............ 5,460 6,186,115
2.75%, 04/15/25 ............ 3,002 3,254,165
3.00%, 09/30/25 ............ 800 876,283
2.88%, 01/28/26 ............ 1,100 1,169,514
1.63%, 01/18/29 ............ 11,651 10,862,626
UniCredit SpA
(b)(d)
(EUR Swap Annual 5 Year +
6.39%), 6.62%
(o)
.......... 4,500 5,127,469
(EUR Swap Annual 5 Year +
4.93%), 5.38%
(o)
.......... 5,100 5,543,142
(EURIBOR Swap Rate 5 Year +
7.33%), 7.50%
(o)
.......... 4,700 5,615,325
(EURIBOR Swap Rate 5 Year +
4.08%), 3.88%
(o)
.......... 2,000 1,936,557
(EURIBOR Swap Rate 5 Year +
4.74%), 4.88%, 02/20/29 .... 1,228 1,407,752
(EUR Swap Annual 5 Year +
2.40%), 2.00%, 09/23/29 .... 200 214,026
(EUR Swap Annual 5 Year +
2.80%), 2.73%, 01/15/32 .... 1,800 1,875,989
Unipol Gruppo SpA, 3.25%
,
09/23/30
(d)
1,800 2,036,428
Verde Bidco SpA, 4.63%
,
10/01/26
(d)
. 1,009 1,070,163
300,367,823

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Jamaica — 0.0%
(a)
Digicel Group Holdings Ltd., 5.00%
,
(5.00% Cash or 8.00% PIK),
04/01/25
(p)
................ USD 4,934 $ 4,225,160
Digicel International Finance Ltd.
8.75%, 05/25/24 ............ 4,843 4,809,429
6.00%, (6.00% Cash or 13.00%
PIK), 12/31/25
(p)
.......... 2,751 2,664,606
8.00%, 12/31/26 ............ 1,933 1,798,143
13,497,338
Japan — 0.5%
ANA Holdings, Inc., 0.00%
,
12/10/31
(d)
(m)(n)
..................... JPY 1,200,000 10,123,214
East Japan Railway Co., 1.10%
,
09/15/39
(d)
................ EUR 8,700 8,633,810
HIS Co. Ltd., 0.00%
,
11/15/24
(d)(m)(n)
.. JPY 440,000 2,978,150
Kyoritsu Maintenance Co. Ltd., 0.00%
,
01/29/26
(d)(m)(n)
.............. 500,000 4,649,253
Medipal Holdings Corp., 0.00%
,
10/07/22
(d)(m)(n)
.............. 850,000 6,996,057
Mitsubishi UFJ Financial Group, Inc.,
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
0.83%), 2.34%
,
01/19/28
(b)
..... USD 18,140 17,132,960
Mizuho Financial Group, Inc., (US
Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%),
3.26%
,
05/22/30
(b)
........... 15,000 14,543,210
Nissan Motor Co. Ltd.
3.20%, 09/17/28
(d)
........... EUR 4,245 4,718,028
Nomura Holdings, Inc., 2.33%
,
01/22/27 ................. USD 25,000 23,384,045
Rakuten Group, Inc., (EUR Swap
Annual 5 Year + 4.74%), 4.25%
(b)(d)(o)
EUR 10,487 10,026,375
SoftBank Group Corp.
(d)
5.38%, 07/30/22 ............ USD 596 595,404
(USD Swap Rate 5 Year + 4.23%),
6.00%
(b)(o)
............... 17,075 16,302,356
2.13%, 07/06/24 ............ EUR 5,951 6,212,983
4.50%, 04/20/25 ............ 689 744,104
4.75%, 07/30/25 ............ 4,400 4,764,163
3.13%, 09/19/25 ............ 12,614 13,089,912
2.88%, 01/06/27 ............ 4,033 3,970,741
5.00%, 04/15/28 ............ 15,008 15,767,290
3.38%, 07/06/29 ............ 3,029 2,823,075
4.00%, 09/19/29 ............ 19,471 18,818,887
3.88%, 07/06/32 ............ 2,800 2,586,413
Sumitomo Mitsui Financial Group, Inc.,
2.47%
,
01/14/29 ............ USD 10,164 9,452,779
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 ............ 7,225 6,521,542
2.00%, 07/09/40 ............ EUR 6,100 6,375,831
3.18%, 07/09/50 ............ USD 3,973 3,475,534
214,686,116
Kazakhstan — 0.0%
KazMunayGas National Co. JSC,
3.50%
,
04/14/33
(a)
........... 200 165,500
Security
Par (000)
Par (000) Value
Kuwait — 0.1%
Ahli United Sukuk Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.01%), 3.88%
(b)(d)
(o)
...................... USD 2,551 $ 2,423,450
Burgan Bank SAK, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.01%), 5.75%
(b)(d)(o)
.... 6,000 5,783,625
Equate Petrochemical BV
4.25%, 11/03/26
(a)
........... 450 455,569
4.25%, 11/03/26
(d)
........... 3,000 3,037,125
2.63%, 04/28/28
(a)
........... 6,839 6,317,526
MEGlobal Canada ULC
5.00%, 05/18/25
(a)
........... 10,370 10,653,879
5.88%, 05/18/30
(d)
........... 9,100 10,112,375
NBK Tier 1 Financing Ltd., (CMTUSD6Y
+ 2.88%), 3.63%
(a)(b)(o)
......... 17,821 16,651,497
55,435,046
Luxembourg — 0.5%
Altice Financing SA
(d)
2.25%, 01/15/25 ............ EUR 17,516 18,456,664
3.00%, 01/15/28 ............ 23,359 22,742,570
4.25%, 08/15/29 ............ 12,854 12,661,937
Altice France Holding SA
8.00%, 05/15/27
(d)
........... 1,137 1,298,371
8.00%, 05/15/27
(a)
........... 1,220 1,393,150
Cidron Aida Finco SARL
(d)
5.00%, 04/01/28 ............ 10,506 10,883,319
6.25%, 04/01/28 ............ GBP 6,694 8,200,007
Cullinan Holdco SCSp, 4.63%
,
10/15/26
(d)
................ EUR 2,023 2,104,339
Dragon Aviation Finance Luxembourg
SA, Series 1401, 4.00%
,
11/28/22
(d)
USD 2,569 2,581,209
Garfunkelux Holdco 3 SA
(d)
6.75%, 11/01/25 ............ EUR 21,488 23,658,425
7.75%, 11/01/25 ............ GBP 9,973 13,002,774
Herens Midco SARL
5.25%, 05/15/29
(d)
........... EUR 4,636 4,378,777
HSE Finance SARL, 5.63%
,
10/15/26
(d)
2,212 2,315,493
Kleopatra Finco SARL, 4.25%
,
03/01/26
(d)
................ 3,059 2,986,397
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(d)
................ 2,800 2,230,200
Matterhorn Telecom SA, 4.00%
,
11/15/27
(d)
................ 2,589 2,790,875
Monitchem HoldCo 2 SA, 9.50%
,
09/15/26
(d)
................ 1,500 1,694,637
Monitchem HoldCo 3 SA, 5.25%
,
03/15/25
(d)
................ 7,610 8,250,191
SES SA
(b)(d)(o)
(EUR Swap Annual 5 Year +
5.40%), 5.63% ........... 8,300 9,514,718
(EUR Swap Annual 5 Year +
3.19%), 2.88% ........... 49,862 51,057,270
Summer BC Holdco A SARL, 9.25%
,
10/31/27
(d)
................ 1,944 2,209,739
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(d)
................ 21,608 24,211,636
228,622,698
Macau — 0.1%
Champion Path Holdings Ltd.
(d)
4.50%, 01/27/26 ............ USD 2,831 2,406,350
4.85%, 01/27/28 ............ 3,091 2,459,856
MGM China Holdings Ltd.
5.38%, 05/15/24
(a)
........... 327 304,110

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Macau (continued)
5.25%, 06/18/25
(d)
........... USD 750 $ 689,437
5.88%, 05/15/26
(a)
........... 327 298,858
5.88%, 05/15/26
(d)
........... 1,150 1,051,028
4.75%, 02/01/27
(d)
........... 4,816 4,117,680
Sands China Ltd., 4.38%
,
06/18/30
(e)
. 3,250 2,926,592
Studio City Finance Ltd.
6.00%, 07/15/25
(d)
........... 750 678,750
5.00%, 01/15/29
(a)
........... 3,100 2,377,894
Wynn Macau Ltd.
4.88%, 10/01/24
(a)
........... 747 679,770
4.88%, 10/01/24
(d)
........... 200 182,000
5.50%, 01/15/26
(d)
........... 3,700 3,311,500
5.50%, 10/01/27
(a)
........... 327 277,950
5.50%, 10/01/27
(d)
........... 200 170,000
5.13%, 12/15/29
(a)
........... 435 362,138
22,293,913
Malaysia — 0.0%
(d)
Cindai Capital Ltd., 0.00%
,
02/08/23
(m)(n)
10,000 9,838,799
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 1,250 1,331,484
11,170,283
Mexico — 0.3%
Alfa SAB de CV, 6.88%
,
03/25/44
(d)
.. 200 220,600
Alpek SAB de CV, 3.25%
,
02/25/31
(a)
1,488 1,342,920
America Movil BV, 0.00%
,
03/02/24
(d)(m)
(n)
...................... EUR 10,000 11,784,439
Axtel SAB de CV, 6.38%
,
11/14/24
(a)
. USD 10,148 10,359,205
Banco Mercantil del Norte SA
(a)(b)(o)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.97%), 6.75% ........... 1,945 1,894,916
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.64%), 5.88% ........... 9,121 8,404,432
(US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
5.03%), 6.63% ........... 6,555 6,050,265
BBVA Bancomer SA, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 2.65%), 5.12%
,
01/18/33
(b)(d)
............... 364 342,888
Braskem Idesa SAPI, 6.99%
,
02/20/32
(a)
................ 10,521 10,284,277
Cemex SAB de CV
3.13%, 03/19/26
(d)
........... EUR 3,336 3,663,463
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.53%), 5.12%
(a)(b)(o)
........ USD 443 434,694
5.45%, 11/19/29
(d)
........... 744 756,090
5.20%, 09/17/30
(a)
........... 3,750 3,731,250
Coca-Cola Femsa SAB de CV, 1.85%
,
09/01/32 ................. 219 187,276
Controladora Mabe SA de CV, 5.60%
,
10/23/28
(a)
................ 1,906 2,030,081
Cydsa SAB de CV, 6.25%
,
10/04/27
(a)
10,769 10,284,395
FEL Energy VI SARL, 5.75%
,
12/01/40
(d)
................ 11,009 9,869,309
Fresnillo plc, 4.25%
,
10/02/50
(a)
.... 460 404,024
Grupo Axo SAPI de CV, 5.75%
,
06/08/26
(a)
................ 1,388 1,302,812
Security
Par (000)
Par (000) Value
Mexico (continued)
Grupo Bimbo SAB de CV, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.28%), 5.95%
(a)(b)
(o)
...................... USD 1,965 $ 1,989,562
Industrias Penoles SAB de CV, 4.75%
,
08/06/50
(a)
................ 600 546,112
Kimberly-Clark de Mexico SAB de CV,
2.43%
,
07/01/31
(a)
........... 400 361,700
Metalsa S A P I De Cv, 3.75%
,
05/04/31
(d)
................ 5,000 4,306,250
Mexico City Airport Trust
4.25%, 10/31/26
(a)
........... 695 686,313
5.50%, 07/31/47
(d)
........... 21,903 19,356,776
Nemak SAB de CV, 3.63%
,
06/28/31
(d)
5,000 4,318,125
Operadora de Servicios Mega SA de
CV Sofom ER, 8.25%
,
02/11/25
(a)
. 20,414 15,237,775
Orbia Advance Corp. SAB de CV,
5.50%
,
01/15/48
(d)
........... 4,000 3,910,000
Trust Fibra Uno, 5.25%
,
01/30/26
(a)
.. 1,526 1,568,251
135,628,200
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(a)
................ 3,687 3,650,130
Netherlands — 0.4%
Athora Netherlands NV, (USD Swap
Rate 5 Year + 4.17%), 6.25%
(b)(d)(o)
16,500 16,633,485
Cooperatieve Rabobank UA, (EUR
Swap Annual 5 Year + 4.10%),
4.62%
(b)(d)(o)
................ EUR 3,400 3,841,026
IMCD NV, 2.13%
,
03/31/27
(d)
...... 13,100 14,492,600
ING Groep NV
(b)(d)
(EURIBOR 3 Month + 0.85%),
1.25%, 02/16/27 .......... 8,500 9,281,693
(EUR Swap Annual 5 Year +
1.20%), 1.00%, 11/13/30 ..... 12,900 13,696,946
Intertrust Group BV, 3.38%
,
11/15/25
(d)
5,716 6,302,458
Koninklijke KPN NV, (EUR Swap
Annual 5 Year + 2.34%), 2.00%
(b)(d)(o)
5,900 6,319,647
Lincoln Financing SARL
(d)
3.63%, 04/01/24 ............ 3,200 3,531,150
(EURIBOR 3 Month + 3.88%),
3.88%, 04/01/24
(b)
......... 300 331,045
Nobel Bidco BV, 3.13%
,
06/15/28
(d)
.. 1,642 1,614,381
Nobian Finance BV, 3.63%
,
07/15/26
(d)
2,953 2,965,627
OCI NV, 3.63%
,
10/15/25
(d)
....... 1,895 2,128,238
Q-Park Holding I BV
(d)
1.50%, 03/01/25 ............ 2,725 2,825,701
(EURIBOR 3 Month + 2.00%),
2.00%, 03/01/26
(b)
......... 2,412 2,538,196
2.00%, 03/01/27 ............ 1,488 1,500,009
Summer BidCo BV
(d)(p)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(b)
.............. 1,906 2,020,113
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ............... 769 845,315
Titan Holdings II BV, 5.13%
,
07/15/29
(d)
1,453 1,477,183
Trivium Packaging Finance BV
(e)
3.75%, 08/15/26
(d)
........... 3,300 3,570,676
5.50%, 08/15/26
(a)
........... USD 4,128 4,110,993
United Group BV
(d)
4.88%, 07/01/24 ............ EUR 15,636 17,232,356
4.00%, 11/15/27 ............ 6,995 7,150,114
4.63%, 08/15/28 ............ 7,357 7,604,865

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Netherlands (continued)
(EURIBOR 3 Month + 4.88%),
4.87%, 02/01/29
(b)
......... EUR 2,684 $ 2,900,142
5.25%, 02/01/30 ............ 6,110 6,312,216
UPC Holding BV, 3.88%
,
06/15/29
(d)
. 5,700 6,090,830
UPCB Finance VII Ltd., 3.63%
,
06/15/29
(d)
................ 12,269 13,270,048
Viterra Finance BV, 1.00%
,
09/24/28
(d)
14,070 13,821,820
VZ Secured Financing BV, 3.50%
,
01/15/32
(d)
................ 5,307 5,389,458
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(d)
................ 8,600 8,571,090
Ziggo BV, 2.88%
,
01/15/30
(d)
...... 2,451 2,474,170
190,843,591
Nigeria — 0.0%
IHS Holding Ltd.
(a)
5.63%, 11/29/26 ............ USD 8,000 7,540,000
6.25%, 11/29/28 ............ 6,339 5,911,118
13,451,118
Norway — 0.1%
Aker BP ASA, 1.13%
,
05/12/29
(d)
... EUR 15,956 16,171,050
DNB Bank ASA, (LIBOR USD 6 Month
+ 0.13%), 0.93%
(b)(o)
.......... USD 350 264,775
16,435,825
Oman — 0.0%
(a)
OQ SAOC, 5.13%
,
05/06/28 ...... 6,661 6,574,823
Oryx Funding Ltd., 5.80%
,
02/03/31 . 1,308 1,308,000
7,882,823
Panama — 0.0%
Banco Nacional de Panama, 2.50%
,
08/11/30
(a)
................ 507 445,374
Paraguay — 0.0%
Bioceanico Sovereign Certificate Ltd.,
0.00%
,
06/05/34
(d)(m)
.......... 2,447 1,777,476
Frigorifico Concepcion SA, 7.70%
,
07/21/28
(a)
................ 6,617 5,867,625
7,645,101
Peru — 0.0%
Inkia Energy Ltd.
5.88%, 11/09/27
(a)
........... 946 910,111
5.88%, 11/09/27
(d)
........... 1,751 1,684,572
InRetail Consumer, 3.25%
,
03/22/28
(a)
7,400 6,931,950
Intercorp Peru Ltd., 3.88%
,
08/15/29
(a)
1,230 1,118,839
Kallpa Generacion SA, 4.88%
,
05/24/26
(d)
................ 853 870,486
SAN Miguel Industrias Pet SA, 3.50%
,
08/02/28
(a)
................ 795 714,158
12,230,116
Philippines — 0.0%
(d)
Globe Telecom, Inc.
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.53%), 4.20%
(b)(o)
......... 2,530 2,422,475
2.50%, 07/23/30 ............ 1,554 1,349,358
3.00%, 07/23/35 ............ 2,386 1,898,808
Rizal Commercial Banking Corp., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.24%),
6.50%
(b)(o)
................. 3,325 3,160,413
8,831,054
Security
Par (000)
Par (000) Value
Portugal — 0.1%
(d)
Banco Espirito Santo SA
(g)(l)
2.63%, 05/08/17 ............ EUR 6,100 $ 978,478
4.75%, 01/15/18 ............ 15,500 2,486,297
4.00%, 01/21/19 ............ 19,000 3,047,719
EDP - Energias de Portugal SA
(b)
(EUR Swap Annual 5 Year +
4.29%), 4.50%, 04/30/79 .... 4,500 5,166,497
(EUR Swap Annual 5 Year +
1.84%), 1.70%, 07/20/80 .... 7,500 7,923,516
19,602,507
Russia — 0.0%
Metalloinvest Finance DAC, 3.38%
,
10/22/28
(a)
................ USD 4,551 910,200
Saudi Arabia — 0.2%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(a)
................ 16,482 15,575,490
Arabian Centres Sukuk Ltd., 5.38%
,
11/26/24
(d)
................ 6,000 5,782,500
EIG Pearl Holdings SARL
(a)
3.55%, 08/31/36 ............ 34,140 32,603,700
4.39%, 11/30/46 ............ 30,447 28,467,945
82,429,635
Singapore — 0.1%
DBS Group Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.92%), 3.30%
(b)(d)
(o)
...................... 2,832 2,747,861
LMIRT Capital Pte. Ltd.
(d)
7.25%, 06/19/24 ............ 2,106 2,084,940
7.50%, 02/09/26 ............ 1,310 1,283,800
Puma International Financing SA
5.13%, 10/06/24
(a)
........... 8,857 8,414,150
5.13%, 10/06/24
(d)
........... 200 190,000
5.00%, 01/24/26
(a)
........... 1,109 1,045,787
United Overseas Bank Ltd., (USD Swap
Semi 5 Year + 1.79%), 3.88%
(b)(d)(o)
2,165 2,145,109
17,911,647
South Africa — 0.1%
Gold Fields Orogen Holdings BVI Ltd.,
5.13%
,
05/15/24
(a)
........... 597 607,746
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(a)
........ 11,326 10,731,385
Sasol Financing USA LLC
5.88%, 03/27/24 ............ 5,000 5,062,500
4.38%, 09/18/26 ............ 19,472 18,693,120
6.50%, 09/27/28 ............ 6,562 6,660,430
5.50%, 03/18/31 ............ 11,960 11,152,700
52,907,881
South Korea — 0.1%
(d)
Hanwha Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%),
4.70%
(b)(o)
................. 2,500 2,527,031
Heungkuk Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%),
4.48%
(b)(o)
................. 6,000 5,971,125
KDB Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%),
7.50%
(b)(o)
................. 4,640 4,616,800

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
South Korea (continued)
Kookmin Bank
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.64%), 4.35%
(b)(o)
......... USD 5,000 $ 5,010,312
2.50%, 11/04/30 ............ 5,000 4,434,900
LG Chem Ltd., 3.63%
,
04/15/29 .... 2,078 2,083,585
Posco Holdings, Inc., 0.00%
,
09/01/26
(m)(n)
............... EUR 10,000 10,951,875
Shinhan Financial Group Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.06%),
2.87%
(b)(o)
................. USD 10,300 9,347,250
SK Battery America, Inc., 2.13%
,
01/26/26 ................. 2,363 2,189,674
SK Hynix, Inc., 2.38%
,
01/19/31 .... 3,000 2,596,200
Tongyang Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%),
5.25%
(b)(o)
................. 6,350 6,477,000
56,205,752
Spain — 0.8%
Abertis Infraestructuras Finance BV,
(EUR Swap Annual 5 Year + 3.69%),
3.25%
(b)(d)(o)
................ EUR 4,600 4,976,339
Aedas Homes Opco SLU, 4.00%
,
08/15/26
(d)
................ 1,235 1,339,031
Almirall SA, 2.13%
,
09/30/26
(d)
..... 1,822 1,932,118
Banco Bilbao Vizcaya Argentaria SA
(b)(o)
(EUR Swap Annual 5 Year +
6.04%), 6.00%
(d)
.......... 2,800 3,198,169
(USD Swap Semi 5 Year + 3.87%),
6.13% ................. USD 1,200 1,165,500
Banco de Sabadell SA
(b)(d)
(EUSA3 + 2.20%), 2.62%, 03/24/26 EUR 500 552,977
(EUR Swap Annual 5 Year +
2.20%), 2.00%, 01/17/30 .... 1,800 1,885,801
(EUR Swap Annual 5 Year +
2.95%), 2.50%, 04/15/31 .... 7,000 7,236,534
Banco Santander SA
(b)(d)(o)
(EUR Swap Annual 5 Year +
6.80%), 6.75% ........... 3,000 3,330,917
(EUR Swap Annual 5 Year +
4.53%), 4.37% ........... 8,800 9,459,363
CaixaBank SA
(b)(d)(o)
(EUR Swap Annual 5 Year +
5.82%), 6.00% ........... 200 223,186
(EUR Swap Annual 5 Year +
6.22%), 6.37% ........... 10,800 12,417,993
(EUR Swap Annual 5 Year +
6.50%), 6.75% ........... 2,000 2,328,656
Cellnex Finance Co. SA
(d)
2.25%, 04/12/26 ............ 12,400 13,606,964
0.75%, 11/15/26 ............ 11,800 12,097,432
2.00%, 09/15/32 ............ 15,300 14,573,302
Cellnex Telecom SA
(d)
1.75%, 10/23/30 ............ 2,000 1,932,225
0.75%, 11/20/31
(n)
........... 55,000 52,422,367
Cirsa Finance International SARL
(d)
6.25%, 12/20/23 ............ 2,823 3,132,764
4.75%, 05/22/25 ............ 5,992 6,482,820
4.50%, 03/15/27 ............ 2,802 2,926,005
Ferrovial Netherlands BV, (EUR Swap
Annual 5 Year + 2.13%), 2.12%
(b)(d)(o)
3,060 3,292,901
Food Service Project SA, 5.50%
,
01/21/27
(d)
................ 3,942 4,268,649
Security
Par (000)
Par (000) Value
Spain (continued)
Grifols Escrow Issuer SA, 3.88%
,
10/15/28
(d)
................ EUR 2,151 $ 2,259,139
Grupo Antolin-Irausa SA, 3.50%
,
04/30/28
(d)
................ 3,692 3,310,779
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(d)
................ 8,899 9,217,127
Lorca Telecom Bondco SA, 4.00%
,
09/18/27
(d)
................ 9,672 10,298,413
Merlin Properties Socimi SA, 1.38%
,
06/01/30
(d)
................ 4,000 3,892,867
Naturgy Finance BV
(b)(d)(o)
(EUR Swap Annual 8 Year +
3.35%), 4.13% ........... 1,500 1,682,039
(EUR Swap Annual 9 Year +
3.08%), 3.38% ........... 12,200 13,507,047
(EUR Swap Annual 5 Year +
2.44%), 2.37% ........... 11,300 11,492,174
Repsol International Finance BV
(b)(d)
(EUR Swap Annual 5 Year +
4.00%), 3.75%
(o)
.......... 6,506 7,251,242
(EUR Swap Annual 5 Year +
2.77%), 2.50%
(o)
.......... 11,085 11,606,207
(EUR Swap Annual 5 Year +
4.41%), 4.25%
(o)
.......... 9,588 10,645,928
(EUR Swap Annual 10 Year +
4.20%), 4.50%, 03/25/75 .... 13,870 15,957,435
Telefonica Europe BV
(b)(d)(o)
(EUR Swap Annual 5 Year +
2.33%), 2.62% ........... 7,700 8,582,011
Series NC5, (EUR Swap Annual 5
Year + 2.45%), 3.00% ...... 3,500 3,904,499
(EUR Swap Annual 10 Year +
4.30%), 5.87% ........... 2,300 2,700,218
(EUR Swap Annual 6 Year +
4.11%), 4.37% ........... 16,800 19,235,475
(EUR Swap Annual 8 Year +
2.97%), 3.88% ........... 5,700 6,360,799
(EUR Swap Annual 6 Year +
2.87%), 2.88% ........... 8,700 8,885,262
(EUR Swap Annual 8 Year +
2.62%), 2.38% ........... 35,000 33,485,989
Tendam Brands SAU
(d)
5.00%, 09/15/24 ............ 8,885 9,769,251
(EURIBOR 3 Month + 5.25%),
5.25%, 09/15/24
(b)
......... 571 626,881
359,452,795
Sweden — 0.2%
(d)
Fastighets AB Balder, (EUR Swap
Annual 5 Year + 3.19%), 2.87%
,
06/02/81
(b)
................ 3,243 3,139,273
Heimstaden Bostad AB
(b)(o)
(EUR Swap Annual 5 Year +
3.91%), 3.38% ........... 4,051 4,079,077
(EUR Swap Annual 5 Year +
3.90%), 3.63% ........... 3,500 3,484,687
(EUR Swap Annual 5 Year +
3.15%), 2.63% ........... 9,514 8,890,983
(EUR Swap Annual 5 Year +
3.27%), 3.00% ........... 4,662 4,318,569
Intrum AB
4.88%, 08/15/25 ............ 11,855 13,199,576
3.50%, 07/15/26 ............ 807 854,406
SBB Treasury OYJ
0.75%, 12/14/28 ............ 6,000 5,447,326
1.13%, 11/26/29 ............ 2,400 2,144,390

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Sweden (continued)
Skandinaviska Enskilda Banken AB,
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.46%), 5.12%
(b)(o)
........... USD 3,200 $ 3,161,319
Svenska Handelsbanken AB
(b)(o)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.94%), 4.38% ........... 1,000 962,428
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.05%), 4.75% ........... 600 577,565
Verisure Holding AB
3.50%, 05/15/23 ............ EUR 6,660 7,347,732
(EURIBOR 3 Month + 5.00%),
5.00%, 04/15/25
(b)
......... 8,559 9,468,394
3.88%, 07/15/26 ............ 5,649 6,092,976
3.25%, 02/15/27 ............ 9,477 9,828,686
Verisure Midholding AB, 5.25%
,
02/15/29 ................. 6,769 6,898,914
Volvo Car AB, 2.50%
,
10/07/27 .... 3,230 3,574,517
93,470,818
Switzerland — 0.3%
Argentum Netherlands BV, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%),
4.62%
(b)(d)(o)
................ USD 13,600 13,430,000
Credit Suisse Group AG
(b)(o)
(USD Swap Semi 5 Year + 5.11%),
7.13%
(d)
................ 13,000 13,016,250
(USD Swap Semi 5 Year + 4.60%),
7.50%
(d)
................ 600 620,250
(USD Swap Semi 5 Year + 3.46%),
6.25%
(a)
................ 5,800 5,843,500
(USD Swap Semi 5 Year + 3.46%),
6.25%
(d)
................ 11,847 11,935,852
(USD Swap Rate 5 Year + 4.33%),
7.25%
(d)
................ 1,715 1,734,294
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.82%), 6.37%
(a)
.......... 5,894 5,817,791
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.89%), 5.25%
(a)
.......... 1,100 1,017,500
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.29%), 5.10%
(a)
.......... 11,152 10,259,840
Dufry One BV, 2.50%
,
10/15/24
(d)
... EUR 200 215,166
ELM BV for Firmenich International SA,
(EUR Swap Annual 5 Year + 4.39%),
3.75%
(b)(d)(o)
................ 21,573 24,103,783
Roche Holdings, Inc., 1.93%
,
12/13/28
(a)
................ USD 10,000 9,297,330
UBS AG, 1.38%
,
01/13/25
(a)
....... 18,155 17,251,531
UBS Group AG
(b)(o)
(USD Swap Semi 5 Year + 4.34%),
7.00%
(a)
................ 25,153 26,242,376
(USD Swap Semi 5 Year + 4.87%),
7.00%
(d)
................ 3,400 3,600,457
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.86%), 5.12%
(d)
.......... 750 752,042
145,137,962
Security
Par (000)
Par (000) Value
Tanzania, United Republic Of — 0.0%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. USD 4,808 $ 4,475,287
HTA Group Ltd., 7.00%
,
12/18/25
(a)
.. 10,441 10,317,013
14,792,300
Thailand — 0.1%
(d)
Bangkok Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 1.90%), 3.73%
,
09/25/34
(b)
7,206 6,718,694
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 3,885 3,557,786
Kasikornbank PCL
(b)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.94%), 5.28%
(o)
.......... 1,960 1,906,468
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31 .... 3,406 3,195,892
Krung Thai Bank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.53%), 4.40%
(b)(o)
2,980 2,790,025
Thaioil Treasury Center Co. Ltd.,
3.75%
,
06/18/50 ............ 4,145 3,132,335
TMBThanachart Bank PCL, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.26%),
4.90%
(b)(o)
................. 2,667 2,555,820
23,857,020
Turkey — 0.0%
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%
,
03/15/27
(a)
................ 5,578 4,576,617
Ukraine — 0.0%
Metinvest BV
8.50%, 04/23/26
(a)
........... 2,000 870,000
8.50%, 04/23/26
(d)
........... 881 383,235
7.65%, 10/01/27
(d)
........... 595 258,825
1,512,060
United Arab Emirates — 0.2%
Abu Dhabi Crude Oil Pipeline LLC,
4.60%
,
11/02/47
(d)
........... 9,000 9,513,563
Abu Dhabi National Oil Co., 0.70%
,
06/04/24
(d)(n)
............... 6,000 5,662,800
DP World Salaam, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 5.75%), 6.00%
(b)(d)(o)
.... 2,543 2,631,210
Emirates NBD Bank PJSC,
(CMTUSD6Y + 3.66%), 6.13%
(b)(d)(o)
16,339 16,502,390
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34
(a)
........... 9,840 9,040,500
2.63%, 03/31/36
(d)
........... 12,625 11,325,414
2.94%, 09/30/40
(a)
........... 11,130 10,044,825
2.94%, 09/30/40
(d)
........... 734 662,435
MAF Global Securities Ltd.
(d)
(USD Swap Semi 5 Year + 3.48%),
5.50%
(b)(o)
............... 5,000 4,965,000
4.75%, 05/07/24 ............ 4,000 4,085,000
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.54%), 6.37%
(b)(o)
......... 358 360,081
MAF Sukuk Ltd., 4.64%
,
05/14/29
(d)
. 5,444 5,642,366

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(a)
................ USD 793 $ 805,886
81,241,470
United Kingdom — 2.3%
Arqiva Broadcast Finance plc, 6.75%
,
09/30/23
(d)
................ GBP 200 262,730
Astrazeneca Finance LLC, 1.75%
,
05/28/28 ................. USD 11,100 10,227,816
AstraZeneca plc, 3.38%
,
11/16/25 .. 4,100 4,159,816
Barclays plc
(b)
(5-year SONIA Mid-Swaps Rate +
6.74%), 7.25%
(d)(o)
......... GBP 4,500 6,066,600
(USD Swap Semi 5 Year + 4.84%),
7.75%
(o)
................ USD 9,235 9,572,401
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.67%), 8.00%
(o)
.......... 3,100 3,275,150
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 6.58%),
7.13%
(o)
................ GBP 1,515 2,092,176
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.87%), 6.13%
(o)
.......... USD 4,400 4,493,500
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 6.02%),
6.37%
(d)(o)
............... GBP 200 271,008
(EURIBOR 12 Month + 0.85%),
0.88%, 01/28/28
(d)
......... EUR 10,000 10,542,253
(EUR Swap Annual 1 Year +
1.26%), 0.58%, 08/09/29
(d)
... 12,000 12,069,471
BCP V Modular Services Finance II
plc
(d)
4.75%, 11/30/28 ............ 7,100 7,516,197
6.13%, 11/30/28 ............ GBP 2,800 3,486,585
Bellis Acquisition Co. plc
(d)
3.25%, 02/16/26 ............ 26,198 31,753,415
4.50%, 02/16/26 ............ 4,917 6,182,944
BP Capital Markets plc, (EUR Swap
Annual 5 Year + 4.12%), 3.63%
(b)(d)(o)
EUR 12,842 13,993,138
British American Tobacco plc, Series
5.25, (EUR Swap Annual 5 Year +
3.37%), 3.00%
(b)(d)(o)
.......... 33,570 33,701,657
British Telecommunications plc
(b)
(EURIBOR Swap Rate 5 Year +
2.13%), 1.87%, 08/18/80
(d)
... 28,915 30,282,812
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.99%), 4.25%, 11/23/81
(a)
... USD 7,800 7,445,646
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.49%), 4.88%, 11/23/81
(a)
... 19,300 18,335,000
BUPA Finance plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield
+ 3.17%), 4.00%
(b)(d)(o)
......... GBP 1,750 1,933,875
Chanel Ceres plc, 0.50%
,
07/31/26
(d)
. EUR 3,518 3,714,229
Channel Link Enterprises Finance
plc
(b)(d)
Series A7, (EURIBOR 6 Month +
5.55%), 1.76%, 06/30/50 .... 6,525 7,225,418
Series A8, (EURIBOR 6 Month +
5.90%), 2.71%, 06/30/50 .... 4,400 4,729,294
Series A5, (LIBOR GBP 6 Month +
5.78%), 3.04%, 06/30/50 .... GBP 3,075 3,863,873
Connect Finco SARL, 6.75%
,
10/01/26
(a)
................ USD 15,850 16,125,631
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Constellation Automotive Financing plc,
4.88%
,
07/15/27
(d)
........... GBP 7,198 $ 8,628,283
Cornwall Jersey Ltd., 0.75%
,
04/16/26
(d)
(n)
...................... 2,900 2,992,772
CPUK Finance Ltd.
(d)
4.88%, 08/28/25 ............ 1,812 2,311,899
6.50%, 08/28/26 ............ 1,400 1,850,145
4.50%, 08/28/27 ............ 1,766 2,228,282
Dignity Finance plc
(d)
Series A, 3.55%, 12/31/34 ..... 1,741 2,394,856
Series B, 4.70%, 12/31/49 ..... 485 636,584
EC Finance plc, 3.00%
,
10/15/26
(d)
.. EUR 14,379 15,589,842
eG Global Finance plc
(d)
3.63%, 02/07/24 ............ 7,812 8,423,382
4.38%, 02/07/25 ............ 11,123 11,941,826
6.25%, 10/30/25 ............ 11,952 13,167,479
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(d)
GBP 15,078 19,460,589
Heathrow Finance plc
(d)(e)
5.25%, 03/01/24 ............ 1,800 2,318,499
4.38%, 03/01/27 ............ 1,800 2,166,537
4.63%, 09/01/29 ............ 2,894 3,466,013
Heathrow Funding Ltd.
(d)
2.63%, 03/16/28 ............ 11,165 13,720,037
1.50%, 02/11/30 ............ EUR 4,705 4,910,558
HSBC Bank plc
(b)(o)
Series 3M, (LIBOR USD 6 Month +
0.10%), 0.60% ........... USD 1,940 1,576,366
Series 1M, (LIBOR USD 6 Month +
0.25%), 0.75% ........... 8,000 6,507,680
Series 2M, (LIBOR USD 6 Month +
0.25%), 1.75% ........... 4,600 3,728,300
HSBC Holdings plc
(b)
(EUR Swap Annual 5 Year +
4.38%), 5.25%
(d)(o)
......... EUR 4,500 5,030,794
(USD Swap Rate 5 Year + 3.45%),
6.25%
(o)
................ USD 4,500 4,560,390
(EUR Swap Annual 5 Year +
5.34%), 6.00%
(d)(o)
......... EUR 4,500 5,214,586
(SONIO/N + 1.31%), 1.75%,
07/24/27 ............... GBP 12,060 14,913,164
Iceland Bondco plc
(d)
4.63%, 03/15/25 ............ 5,200 6,096,650
4.38%, 05/15/28 ............ 3,251 3,564,836
Informa plc
(d)
2.13%, 10/06/25 ............ EUR 18,950 21,185,440
1.25%, 04/22/28 ............ 4,835 4,999,897
InterContinental Hotels Group plc,
3.38%
,
10/08/28
(d)
........... GBP 1,156 1,508,211
International Consolidated Airlines
Group SA
(d)
0.63%, 11/17/22
(n)
........... EUR 3,600 3,906,514
2.75%, 03/25/25 ............ 4,200 4,413,416
1.13%, 05/18/28
(n)
........... 26,800 25,567,707
3.75%, 03/25/29 ............ 10,400 10,337,519
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(d)(g)(l)
(n)
...................... GBP 4,200 1,268,986
Jaguar Land Rover Automotive plc
2.20%, 01/15/24
(d)
........... EUR 7,400 7,899,731
7.75%, 10/15/25
(a)
........... USD 5,580 5,769,999
4.50%, 01/15/26
(d)
........... EUR 300 319,474
6.88%, 11/15/26
(d)
........... 1,600 1,818,675
4.50%, 10/01/27
(a)
........... USD 2,888 2,519,780
5.88%, 01/15/28
(a)
........... 6,400 5,875,680
4.50%, 07/15/28
(d)
........... EUR 5,821 5,816,036

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Jerrold Finco plc
(d)
4.88%, 01/15/26 ............ GBP 1,041 $ 1,314,625
5.25%, 01/15/27 ............ 7,501 9,464,468
Just Eat Takeaway.com NV
(d)(n)
Series A, 0.00%, 08/09/25
(m)
.... EUR 2,900 2,717,635
Series B, 0.63%, 02/09/28 ..... 1,700 1,489,756
Kane Bidco Ltd.
(d)
5.00%, 02/15/27 ............ 2,701 2,918,678
6.50%, 02/15/27 ............ GBP 7,339 9,377,103
Linde plc, 1.00%
,
09/30/51
(d)
...... EUR 1,800 1,588,639
Lloyds Banking Group plc
(b)
(USD Swap Semi 5 Year + 4.76%),
7.50%
(o)
................ USD 6,000 6,299,820
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 1.60%),
1.99%, 12/15/31 .......... GBP 3,976 4,865,694
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.50%), 3.37%, 12/14/46 .... USD 2,989 2,500,706
Marks & Spencer plc, 4.25%
,
12/08/23
(d)
(e)
...................... GBP 5,700 7,535,113
Mclaren Finance plc, 7.50%
,
08/01/26
(a)
USD 1,150 1,129,012
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/06/23
(p)
................ GBP 966 628,403
Mitchells & Butlers Finance plc, Series
D1, (SONIO/N + 2.36%), 3.16%
,
06/15/36
(b)(d)
............... 2,225 2,337,640
National Express Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.14%), 4.25%
(b)
(d)(o)
..................... 2,875 3,687,046
Nationwide Building Society, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 5.39%), 5.87%
(b)
(d)(o)
..................... 1,800 2,397,083
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(a)
................ USD 26,493 26,638,447
NGG Finance plc
(b)(d)
(GBP Swap 12 Year + 3.48%),
5.63%, 06/18/73 .......... GBP 5,200 6,967,600
(EUR Swap Annual 5 Year +
2.14%), 1.62%, 12/05/79 .... EUR 22,500 24,216,885
Ocado Group plc, 3.88%
,
10/08/26
(d)
. GBP 11,546 13,498,388
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25
(d)
................ 13,262 16,855,423
Premier Foods Finance plc, 3.50%
,
10/15/26
(d)
................ 7,030 8,578,188
Rolls-Royce plc
4.63%, 02/16/26
(d)
........... EUR 1,525 1,771,383
5.75%, 10/15/27
(a)
........... USD 325 333,580
5.75%, 10/15/27
(d)
........... GBP 485 663,497
1.63%, 05/09/28
(d)
........... EUR 1,700 1,660,968
Santander UK Group Holdings plc,
(BPSWS5 + 5.54%), 7.38%
(b)(d)(o)
. GBP 400 530,058
Sherwood Financing plc
(d)
4.50%, 11/15/26 ............ EUR 1,987 2,096,271
6.00%, 11/15/26 ............ GBP 5,808 7,210,047
(EURIBOR 3 Month + 4.63%),
4.62%, 11/15/27
(b)
......... EUR 1,952 2,131,328
Standard Chartered plc, (EUR Swap
Annual 5 Year + 1.55%), 1.20%
,
09/23/31
(b)(d)
............... 35,125 36,245,917
Stonegate Pub Co. Financing plc
(d)
8.00%, 07/13/25 ............ GBP 11,340 15,124,712
Security
Par (000)
Par (000) Value
United Kingdom (continued)
8.25%, 07/31/25 ............ GBP 24,311 $ 32,495,028
Synthomer plc, 3.88%
,
07/01/25
(d)
... EUR 2,790 3,089,746
Tesco Corporate Treasury Services plc,
0.38%
,
07/27/29
(d)
........... 5,595 5,446,671
Tesco Property Finance 1 plc, 7.62%
,
07/13/39
(d)
................ GBP 2,993 5,227,449
Tesco Property Finance 3 plc, 5.74%
,
04/13/40
(d)
................ 6,655 10,330,669
Tesco Property Finance 4 plc, 5.80%
,
10/13/40
(d)
................ 3,159 4,908,634
Thames Water Kemble Finance plc,
4.63%
,
05/19/26
(d)
........... 6,862 8,687,036
Unique Pub Finance Co. plc (The)
(d)
Series M, 7.40%, 03/28/24
(e)
.... 10,148 13,843,470
Series A4, 5.66%, 06/30/27 .... 6,047 8,530,667
Series N, 6.46%, 03/30/32
(e)
.... 7,605 11,738,736
Very Group Funding plc (The), 6.50%
,
08/01/26
(d)
................ 22,297 27,708,770
Virgin Media Finance plc, 3.75%
,
07/15/30
(d)
................ EUR 4,971 4,949,252
Virgin Media Secured Finance plc
5.25%, 05/15/29
(d)
........... GBP 400 514,951
5.50%, 05/15/29
(a)
........... USD 8,353 8,290,352
4.25%, 01/15/30
(d)
........... GBP 2,425 2,918,807
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(d)
....... 4,812 5,949,908
Vmed O2 UK Financing I plc
(d)
4.00%, 01/31/29 ............ 25,074 30,113,987
3.25%, 01/31/31 ............ EUR 7,911 8,051,421
4.50%, 07/15/31 ............ GBP 5,818 7,014,194
Vodafone Group plc
4.25%, 09/17/50 ............ USD 2,574 2,565,444
(EUR Swap Annual 5 Year +
3.43%), 4.20%, 10/03/78
(b)(d)
.. EUR 2,538 2,862,131
(USD Swap Semi 5 Year + 3.05%),
6.25%, 10/03/78
(b)(d)
........ USD 7,400 7,603,500
(EUR Swap Annual 5 Year +
2.67%), 3.10%, 01/03/79
(b)(d)
.. EUR 30,950 34,475,916
Series NC6, (EUR Swap Annual 5
Year + 3.00%), 2.62%, 08/27/80
(b)
(d)
.................... 3,625 3,893,701
(EUR Swap Annual 5 Year +
3.00%), 2.63%, 08/27/80
(b)(d)
.. 300 322,237
Series NC10, (EUR Swap Annual 5
Year + 3.23%), 3.00%, 08/27/80
(b)
(d)
.................... 14,400 14,575,950
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.77%), 4.12%, 06/04/81
(b)
... USD 6,186 5,616,517
1,020,429,306
United States — 8.0%
AbbVie, Inc.
2.95%, 11/21/26 ............ 6,250 6,191,254
4.25%, 11/21/49 ............ 1,349 1,399,880
Advanced Micro Devices, Inc., 7.50%
,
08/15/22 ................. 37,185 37,965,885
Affinity Gaming, 6.88%
,
12/15/27
(a)
.. 3,515 3,418,338
Albertsons Cos., Inc.
(a)
7.50%, 03/15/26 ............ 261 275,681
4.63%, 01/15/27 ............ 588 568,428
5.88%, 02/15/28 ............ 1,683 1,677,303
3.50%, 03/15/29 ............ 8,069 7,282,031
4.88%, 02/15/30 ............ 435 423,581

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Alexandria Real Estate Equities, Inc.,
2.95%
,
03/15/34 ............ USD 5,310 $ 4,995,607
Allegiant Travel Co., 8.50%
,
02/05/24
(a)
8,741 9,134,345
Allied Universal Holdco LLC
(d)
3.63%, 06/01/28 ............ EUR 3,660 3,694,599
4.88%, 06/01/28 ............ GBP 1,916 2,296,589
Amazon.com, Inc.
2.50%, 06/03/50 ............ USD 4,829 4,031,545
3.10%, 05/12/51 ............ 3,277 3,075,435
Ambac Assurance Corp., 5.10%
(a)(o)
.. 1,407 1,590,379
AMC Networks, Inc., 4.75%
,
08/01/25 349 347,761
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(c)
.... 1,382 1,382,416
American Airlines Pass-Through Trust
(c)
Series 2017-2, Class A, 4.13%,
06/15/22 ............... 36,175 36,131,590
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 1,930 1,918,212
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 4,275 4,200,187
Series 2017-2, Class A, 3.50%,
12/15/27 ............... 35,854 34,778,380
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(c)
........... 1,743 1,725,357
American Express Co.
2.25%, 03/04/25 ............ 5,933 5,826,238
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.85%), 3.55%
(b)(o)
......... 15,392 14,026,730
American Honda Finance Corp., 2.25%
,
01/12/29 ................. 15,000 13,986,949
American Tower Corp.
2.75%, 01/15/27 ............ 4,435 4,246,671
1.88%, 10/15/30 ............ 7,444 6,335,348
2.70%, 04/15/31 ............ 10,000 9,044,034
3.10%, 06/15/50 ............ 4,164 3,364,732
2.95%, 01/15/51 ............ 3,166 2,487,857
American University (The), Series 2019,
3.67%
,
04/01/49 ............ 9,911 9,624,448
AMN Healthcare, Inc., 4.63%
,
10/01/27
(a)
................ 3,243 3,153,201
Anthem, Inc.
3.65%, 12/01/27 ............ 3,402 3,472,072
3.13%, 05/15/50 ............ 2,376 2,092,350
Apple, Inc.
1.65%, 05/11/30 ............ 5,655 5,125,597
2.65%, 05/11/50 ............ 1,659 1,445,011
2.65%, 02/08/51 ............ 3,067 2,645,544
Aptiv plc
2.40%, 02/18/25 ............ 11,956 11,646,571
3.10%, 12/01/51 ............ 10,000 7,949,842
Aramark Services, Inc., 5.00%
,
02/01/28
(a)
................ 501 485,970
Ardagh Metal Packaging Finance USA
LLC
2.00%, 09/01/28
(d)
........... EUR 2,115 2,154,881
3.25%, 09/01/28
(a)
........... USD 9,543 8,660,272
3.00%, 09/01/29
(d)
........... EUR 1,427 1,406,398
4.00%, 09/01/29
(a)
........... USD 475 428,046
Ardagh Packaging Finance plc
5.25%, 04/30/25
(a)
........... 11,544 11,528,127
2.13%, 08/15/26
(d)
........... EUR 9,819 10,205,434
4.13%, 08/15/26
(a)
........... USD 218 210,026
4.75%, 07/15/27
(d)
........... GBP 7,076 8,465,796
Ares Capital Corp., 2.15%
,
07/15/26 . USD 1,364 1,232,696
Security
Par (000)
Par (000) Value
United States (continued)
Ashland Services BV, 2.00%
,
01/30/28
(d)
................ EUR 2,700 $ 2,754,974
Ashton Woods USA LLC
(a)
6.63%, 01/15/28 ............ USD 12,838 13,153,173
4.63%, 08/01/29 ............ 2,230 1,966,481
4.63%, 04/01/30 ............ 6,259 5,452,653
AT&T, Inc.
2.30%, 06/01/27 ............ 11,286 10,752,989
4.10%, 02/15/28 ............ 34,200 35,509,021
4.35%, 03/01/29 ............ 8,066 8,535,591
4.30%, 02/15/30 ............ 6,650 7,026,230
3.15%, 09/04/36 ............ EUR 3,500 4,252,713
3.30%, 02/01/52 ............ USD 10,575 9,064,808
Avantor Funding, Inc., 2.63%
,
11/01/25
(d)
................ EUR 4,900 5,488,112
Avaya, Inc., 6.13%
,
09/15/28
(a)
..... USD 14,349 14,150,553
Avis Budget Finance plc, 4.13%
,
11/15/24
(d)
................ EUR 1,800 1,994,237
Axalta Coating Systems Dutch Holding
B BV, 3.75%
,
01/15/25
(d)
....... 1,816 1,973,392
Banff Merger Sub, Inc., 8.38%
,
09/01/26
(d)
................ 1,508 1,661,135
Bank of America Corp.
(b)
(SOFR + 0.67%), 1.84%, 02/04/25 USD 10,639 10,402,060
(LIBOR USD 3 Month + 1.51%),
3.71%, 04/24/28 .......... 6,520 6,561,697
Series N, (SOFR + 1.22%), 2.65%,
03/11/32 ............... 7,045 6,461,361
(SOFR + 1.32%), 2.69%, 04/22/32 30,042 27,627,731
(LIBOR USD 3 Month + 3.15%),
4.08%, 03/20/51 .......... 2,893 2,993,762
Series N, (SOFR + 1.65%), 3.48%,
03/13/52 ............... 6,026 5,682,458
Banner Health, 2.91%
,
01/01/42 .... 9,541 8,444,314
Bausch Health Cos., Inc.
(a)
6.13%, 02/01/27 ............ 14,298 14,388,650
5.75%, 08/15/27 ............ 218 214,806
4.88%, 06/01/28 ............ 5,138 4,919,635
Beazer Homes USA, Inc., 7.25%
,
10/15/29 ................. 11,497 11,558,509
Becton Dickinson Euro Finance SARL
1.21%, 06/04/26 ............ EUR 7,590 8,327,637
1.34%, 08/13/41 ............ 24,250 21,979,808
Belden, Inc.
(d)
3.88%, 03/15/28 ............ 1,601 1,736,424
3.38%, 07/15/31 ............ 462 475,645
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(a)
................ USD 1,592 1,664,611
Boston Properties LP
2.75%, 10/01/26 ............ 2,600 2,530,708
2.55%, 04/01/32 ............ 7,466 6,733,212
Boxer Parent Co., Inc., 6.50%
,
10/02/25
(d)
................ EUR 15,583 17,380,913
Boyd Gaming Corp.
8.63%, 06/01/25
(a)
........... USD 1,393 1,463,151
4.75%, 12/01/27 ............ 14,020 13,949,900
Broadcom, Inc.
1.95%, 02/15/28
(a)
........... 2,509 2,260,824
4.15%, 11/15/30 ............ 8,035 8,143,383
2.45%, 02/15/31
(a)
........... 16,200 14,451,665
3.42%, 04/15/33
(a)
........... 8,150 7,606,571
3.50%, 02/15/41
(a)
........... 11,347 10,104,822
3.75%, 02/15/51
(a)
........... 5,264 4,713,596
Buckeye Partners LP
4.15%, 07/01/23 ............ 3,919 3,932,638

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
4.35%, 10/15/24 ............ USD 4,975 $ 4,999,825
4.13%, 03/01/25
(a)
........... 4,616 4,552,253
3.95%, 12/01/26 ............ 261 255,060
Caesars Entertainment, Inc., 6.25%
,
07/01/25
(a)
................ 29,011 29,952,117
California Resources Corp., 7.13%
,
02/01/26
(a)
................ 2,943 3,060,043
Calpine Corp.
(a)
4.50%, 02/15/28 ............ 32,856 32,050,371
5.13%, 03/15/28 ............ 4,315 4,110,383
Capital One Financial Corp.
Series M, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 3.16%), 3.95%
(b)(o)
.... 15,332 14,260,293
1.65%, 06/12/29 ............ EUR 11,100 11,739,083
Carnival Corp.
(d)
10.13%, 02/01/26 ........... 18,604 22,965,975
7.63%, 03/01/26 ............ 2,940 3,327,180
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(a)
................ USD 4,500 3,667,500
Catalent Pharma Solutions, Inc.
2.38%, 03/01/28
(d)
........... EUR 7,334 7,577,472
CCO Holdings LLC, 5.00%
,
02/01/28
(a)
USD 1,861 1,841,459
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(a)
................ 4,120 4,161,200
Cedar Fair LP
5.50%, 05/01/25
(a)
........... 6,807 6,990,211
5.38%, 04/15/27 ............ 218 215,820
5.25%, 07/15/29 ............ 218 214,734
Centene Corp.
4.25%, 12/15/27 ............ 8,076 8,106,285
2.45%, 07/15/28 ............ 13,570 12,398,909
2.63%, 08/01/31 ............ 9,317 8,292,130
Centennial Resource Production LLC
(a)
5.38%, 01/15/26 ............ 31,170 30,234,900
6.88%, 04/01/27 ............ 4,962 4,987,306
Century Communities, Inc., 6.75%
,
06/01/27 ................. 13,410 13,914,216
Change Healthcare Holdings LLC,
5.75%
,
03/01/25
(a)
........... 6,320 6,320,000
Charles River Laboratories
International, Inc., 4.25%
,
05/01/28
(a)
1,122 1,096,755
Charter Communications Operating
LLC
3.75%, 02/15/28 ............ 8,128 8,026,091
2.25%, 01/15/29 ............ 26,729 24,052,579
2.80%, 04/01/31 ............ 13,081 11,789,827
3.50%, 06/01/41 ............ 2,934 2,438,539
3.50%, 03/01/42 ............ 15,000 12,400,998
3.70%, 04/01/51 ............ 2,444 2,014,097
Chemours Co. (The), 4.00%
,
05/15/26 EUR 3,901 4,145,020
Cheniere Energy Partners LP
4.50%, 10/01/29 ............ USD 3,032 3,047,160
3.25%, 01/31/32
(a)
........... 504 458,282
Cheniere Energy, Inc., 4.63%
,
10/15/28 4,033 4,046,511
Chesapeake Energy Corp.
5.38%, 06/15/21
(c)(g)(l)
......... 4,795 —
5.50%, 02/01/26
(a)
........... 4,468 4,575,612
5.88%, 02/01/29
(a)
........... 579 597,817
CHRISTUS Health, Series C, 4.34%
,
07/01/28 ................. 2,504 2,599,603
Churchill Downs, Inc.
(a)
5.50%, 04/01/27 ............ 261 263,960
4.75%, 01/15/28 ............ 218 211,460
Security
Par (000)
Par (000) Value
United States (continued)
Cigna Corp., 3.40%
,
03/15/51 ..... USD 1,552 $ 1,398,379
Citgo Holding, Inc., 9.25%
,
08/01/24
(a)
9,614 9,710,140
Citigroup, Inc.
(b)
(SOFR + 0.69%), 2.01%, 01/25/26 17,268 16,623,540
(SOFR + 1.28%), 3.07%, 02/24/28 12,000 11,687,505
(LIBOR USD 3 Month + 1.15%),
3.52%, 10/27/28 .......... 6,561 6,499,318
(SOFR + 3.91%), 4.41%, 03/31/31 6,414 6,658,724
(SOFR + 4.55%), 5.32%, 03/26/41 3,088 3,614,584
(SOFR + 1.38%), 2.90%, 11/03/42 12,545 10,748,788
Clarios Global LP, 4.38%
,
05/15/26
(d)
. EUR 5,505 6,013,782
Clean Harbors, Inc., 4.88%
,
07/15/27
(a)
USD 641 639,397
Clear Channel Outdoor Holdings, Inc.,
5.13%
,
08/15/27
(a)
........... 747 738,925
Coca-Cola Co. (The), 3.00%
,
03/05/51 1,149 1,057,779
Colfax Corp., 3.25%
,
05/15/25
(d)
.... EUR 1,449 1,603,758
Colgate Energy Partners III LLC
(a)
7.75%, 02/15/26 ............ USD 1,526 1,626,732
5.88%, 07/01/29 ............ 2,835 2,922,743
Colt Merger Sub, Inc.
(a)
5.75%, 07/01/25 ............ 4,358 4,447,709
8.13%, 07/01/27 ............ 10,979 11,763,505
Commercial Metals Co.
4.13%, 01/15/30 ............ 22,119 20,653,616
4.38%, 03/15/32 ............ 7,677 7,130,014
Consensus Cloud Solutions, Inc.,
6.00%
,
10/15/26
(a)
........... 2,983 2,960,627
Conservation Fund A Nonprofit Corp.
(The), Series 2019, 3.47%
,
12/15/29 1,530 1,528,690
Constellium SE, 4.25%
,
02/15/26
(d)
.. EUR 700 772,640
Cottage Health Obligated Group, Series
2020, 3.30%
,
11/01/49 ........ USD 1,024 946,027
Coty, Inc.
4.00%, 04/15/23
(d)
........... EUR 1,145 1,265,073
3.88%, 04/15/26
(d)
........... 7,281 7,823,036
4.75%, 04/15/26
(d)
........... 2,600 2,750,702
6.50%, 04/15/26
(a)
........... USD 5,420 5,388,998
Covanta Holding Corp., 4.88%
,
12/01/29
(a)
................ 3,270 3,121,869
Cox Communications, Inc., 1.80%
,
10/01/30
(a)
................ 15,000 12,862,728
Crown Castle International Corp.
4.30%, 02/15/29 ............ 6,322 6,494,070
3.30%, 07/01/30 ............ 3,750 3,586,230
2.50%, 07/15/31 ............ 14,190 12,658,130
3.25%, 01/15/51 ............ 1,628 1,363,507
CrownRock LP, 5.63%
,
10/15/25
(a)
.. 1,594 1,624,661
CSC Holdings LLC
5.25%, 06/01/24 ............ 133 133,168
5.50%, 04/15/27
(a)
........... 599 593,759
5.38%, 02/01/28
(a)
........... 465 451,311
6.50%, 02/01/29
(a)
........... 777 783,169
CVS Health Corp.
3.75%, 04/01/30 ............ 3,934 4,002,804
1.75%, 08/21/30 ............ 7,380 6,467,805
2.70%, 08/21/40 ............ 2,328 1,984,853
5.05%, 03/25/48 ............ 2,495 2,825,565
Dana Financing Luxembourg SARL,
3.00%
,
07/15/29
(d)
........... EUR 2,018 2,027,915
Dana, Inc., 4.25%
,
09/01/30 ...... USD 1,736 1,588,787
Darling Ingredients, Inc., 5.25%
,
04/15/27
(a)
................ 588 599,760
DaVita, Inc., 4.63%
,
06/01/30
(a)
.... 11,170 10,430,546

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
DCP Midstream Operating LP
5.38%, 07/15/25 ............ USD 729 $ 751,679
5.13%, 05/15/29 ............ 261 268,436
Dell International LLC
5.30%, 10/01/29 ............ 5,938 6,467,965
8.35%, 07/15/46 ............ 1,993 2,912,551
Delta Air Lines, Inc., 4.50%
,
10/20/25
(a)
6,447 6,484,454
Discovery Communications LLC,
4.13%
,
05/15/29 ............ 2,900 2,926,041
DISH DBS Corp., 5.25%
,
12/01/26
(a)
. 11,550 11,001,375
Dow Chemical Co. (The), 1.88%
,
03/15/40 ................. EUR 6,400 6,232,297
eBay, Inc., 2.60%
,
05/10/31 ....... USD 12,516 11,498,508
Elanco Animal Health, Inc., 6.40%
,
08/28/28
(e)
................ 1,716 1,840,444
Eli Lilly & Co.
3.10%, 05/15/27 ............ 1,610 1,609,770
1.38%, 09/14/61 ............ EUR 15,520 13,278,711
Encore Capital Group, Inc.
(d)
4.88%, 10/15/25 ............ 6,969 7,748,003
5.38%, 02/15/26 ............ GBP 2,175 2,835,760
Endeavor Energy Resources LP,
5.75%
,
01/30/28
(a)
........... USD 1,367 1,413,136
Energizer Gamma Acquisition BV,
3.50%
,
06/30/29
(d)
........... EUR 3,136 3,048,707
Equinix, Inc.
3.20%, 11/18/29 ............ USD 6,725 6,435,799
2.50%, 05/15/31 ............ 7,607 6,822,138
2.95%, 09/15/51 ............ 3,219 2,564,693
ESC Investments & Realty Corp., Inc.,
6.63%
,
08/15/20
(c)(g)(l)
......... 1,665 —
ESCI/FL, 6.13%
,
02/15/21
(c)(g)(l)
..... 27,853 3
Exelon Corp., 2.75%
,
03/15/27
(a)
... 4,486 4,371,027
Fiserv, Inc., 4.40%
,
07/01/49 ...... 1,314 1,356,767
Five Point Operating Co. LP, 7.88%
,
11/15/25
(a)
................ 21,761 22,268,031
Ford Foundation (The), Series 2020,
2.42%
,
06/01/50 ............ 450 371,258
Ford Motor Co., 3.25%
,
02/12/32 ... 4,719 4,214,680
Ford Motor Credit Co. LLC
5.58%, 03/18/24 ............ 5,700 5,862,621
2.30%, 02/10/25 ............ 20,000 18,984,350
Forestar Group, Inc.
(a)
3.85%, 05/15/26 ............ 2,712 2,528,940
5.00%, 03/01/28 ............ 18,586 17,424,375
Freed Corp., 10.00%
,
12/01/23
(c)
... 28,526 27,778,619
Freedom Mortgage Corp.
(a)
8.13%, 11/15/24 ............ 5,441 5,420,596
8.25%, 04/15/25 ............ 4,256 4,243,147
Frontier Communications Corp.
(a)
5.88%, 10/15/27 ............ 13,020 12,932,766
5.00%, 05/01/28 ............ 10,987 10,547,520
6.75%, 05/01/29 ............ 16,326 15,672,960
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 15,750 16,039,012
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 4,850 4,922,750
Full House Resorts, Inc., 8.25%
,
02/15/28
(a)
................ 3,216 3,288,360
General Mills, Inc., 4.20%
,
04/17/28 . 4,085 4,265,340
General Motors Co., 5.95%
,
04/01/49 4,582 5,091,955
General Motors Financial Co., Inc.
4.35%, 04/09/25 ............ 6,355 6,463,306
2.35%, 02/26/27 ............ 15,000 13,989,070
Security
Par (000)
Par (000) Value
United States (continued)
0.60%, 05/20/27
(d)
........... EUR 6,660 $ 6,748,170
2.70%, 08/20/27 ............ USD 31,919 30,030,340
George Washington University (The),
Series 2018, 4.13%
,
09/15/48 ... 5,324 5,638,228
Gilead Sciences, Inc., 2.80%
,
10/01/50 4,848 3,967,235
Global Payments, Inc.
3.20%, 08/15/29 ............ 2,900 2,755,037
2.90%, 11/15/31 ............ 10,081 9,184,466
4.15%, 08/15/49 ............ 1,385 1,338,477
GLP Capital LP, 4.00%
,
01/15/31 ... 3,678 3,567,219
Golden Entertainment, Inc., 7.63%
,
04/15/26
(a)
................ 3,070 3,196,637
Goldman Sachs Group, Inc. (The)
(SOFR + 0.79%), 1.09%, 12/09/26
(b)
4,691 4,295,257
(SOFR + 0.80%), 1.43%, 03/09/27
(b)
7,186 6,621,905
(SOFR + 0.82%), 1.54%, 09/10/27
(b)
36,586 33,437,005
(SOFR + 0.91%), 1.95%, 10/21/27
(b)
12,311 11,441,212
0.25%, 01/26/28
(d)
........... EUR 7,755 7,844,197
(SOFR + 1.11%), 2.64%, 02/24/28
(b)
USD 15,345 14,671,766
1.25%, 02/07/29
(d)
........... EUR 22,000 23,234,427
0.88%, 05/09/29
(d)
........... 18,800 19,275,789
(SOFR + 1.09%), 1.99%, 01/27/32
(b)
USD 7,520 6,514,426
(SOFR + 1.51%), 3.21%, 04/22/42
(b)
31,552 28,555,961
Grand Canyon University
3.25%, 10/01/23 ............ 6,106 6,121,265
5.13%, 10/01/28 ............ 8,775 8,574,930
Graphic Packaging International LLC,
2.63%
,
02/01/29
(d)
........... EUR 1,246 1,290,918
Great Western Petroleum LLC, 12.00%
,
09/01/25
(a)
................ USD 4,686 5,224,890
GSK Consumer Healthcare Capital US
LLC, 3.38%
,
03/24/27
(a)
....... 5,313 5,312,930
GXO Logistics, Inc.
(a)
1.65%, 07/15/26 ............ 1,760 1,588,928
2.65%, 07/15/31 ............ 9,270 8,038,017
Hanesbrands Finance Luxembourg
SCA, 3.50%
,
06/15/24
(d)
....... EUR 585 659,575
HCA, Inc.
5.38%, 02/01/25 ............ USD 5,270 5,483,435
4.50%, 02/15/27 ............ 20,000 20,656,907
3.13%, 03/15/27
(a)
........... 5,492 5,366,193
5.25%, 06/15/49 ............ 1,252 1,371,141
4.63%, 03/15/52
(a)
........... 13,945 14,053,362
Healthpeak Properties, Inc., 1.35%
,
02/01/27 ................. 3,840 3,524,169
Hilton Domestic Operating Co., Inc.,
4.88%
,
01/15/30 ............ 435 434,019
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 521 524,514
Homes by West Bay LLC, 9.50%
,
04/30/27
(c)
................ 28,500 28,001,250
Horizon Therapeutics USA, Inc., 5.50%
,
08/01/27
(a)
................ 706 723,664
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(a)
................ 7,145 7,173,437
Howmet Aerospace, Inc., 5.90%
,
02/01/27 ................. 17,254 18,486,626
HP, Inc., 6.00%
,
09/15/41 ........ 1,194 1,391,510
Humana, Inc., 2.15%
,
02/03/32 .... 3,116 2,730,149
iHeartCommunications, Inc.
6.38%, 05/01/26 ............ 349 358,169
8.38%, 05/01/27 ............ 6,465 6,684,487
5.25%, 08/15/27
(a)
........... 1,507 1,490,046
4.75%, 01/15/28
(a)
........... 218 208,190

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
International Business Machines Corp.
3.50%, 05/15/29 ............ USD 10,715 $ 10,925,667
4.25%, 05/15/49 ............ 2,437 2,595,339
2.95%, 05/15/50 ............ 3,577 3,128,177
International Flavors & Fragrances,
Inc.
(a)
2.30%, 11/01/30 ............ 13,247 11,825,146
3.47%, 12/01/50 ............ 1,550 1,367,216
International Game Technology plc
(a)
6.50%, 02/15/25 ............ 961 1,007,757
6.25%, 01/15/27 ............ 639 673,155
IQVIA, Inc., 5.00%
,
05/15/27
(a)
..... 479 484,291
Iron Mountain UK plc, 3.88%
,
11/15/25
(d)
................ GBP 2,968 3,865,693
Iron Mountain, Inc., 5.00%
,
07/15/28
(a)
USD 11,250 10,967,287
JBS USA LUX SA, 6.75%
,
02/15/28
(a)
4,533 4,778,915
John Deere Capital Corp., 1.25%
,
01/10/25 ................. 15,000 14,438,324
JPMorgan Chase & Co.
(b)
(SOFR + 1.89%), 2.18%, 06/01/28 6,997 6,564,217
(SOFR + 1.07%), 1.95%, 02/04/32 7,745 6,784,640
(SOFR + 2.44%), 3.11%, 04/22/51 4,088 3,620,421
JPMorgan Chase Bank NA
(m)(n)
0.00%, 08/07/22
(d)
........... 4,500 4,621,500
0.00%, 12/28/23 ............ 10,000 9,615,000
Kaiser Foundation Hospitals, Series
2021, 2.81%
,
06/01/41 ........ 9,354 8,167,934
KAR Auction Services, Inc., 5.13%
,
06/01/25
(a)
................ 534 540,675
Keurig Dr Pepper, Inc., 3.80%
,
05/01/50 1,430 1,358,432
Kraft Heinz Foods Co., 4.38%
,
06/01/46 8,000 7,901,120
Kroger Co. (The), 3.95%
,
01/15/50 .. 3,494 3,534,549
Kronos International, Inc., 3.75%
,
09/15/25
(d)
................ EUR 900 968,126
Lamar Media Corp., 3.75%
,
02/15/28 USD 261 247,831
Level 3 Financing, Inc., 4.63%
,
09/15/27
(a)
................ 435 409,479
Liberty Mutual Group, Inc., (EUR Swap
Annual 5 Year + 3.70%), 3.63%
,
05/23/59
(b)(d)
............... EUR 4,726 5,162,786
Lightning eMotors, Inc., 7.50%
,
05/15/24
(a)(n)
............... USD 4,313 3,726,041
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(a)
........... 3,124 3,010,755
Litigation Systems, Inc., 4.00%
,
10/30/27
(c)
................ 15,942 15,463,733
LogMeIn, Inc., 5.50%
,
09/01/27
(a)
... 17,519 16,351,534
Lowe's Cos., Inc.
3.35%, 04/01/27 ............ 9,489 9,544,478
1.70%, 10/15/30 ............ 11,755 10,261,052
2.63%, 04/01/31 ............ 6,889 6,457,157
5.13%, 04/15/50 ............ 119 139,211
3.00%, 10/15/50 ............ 15,727 13,379,770
4.25%, 04/01/52 ............ 22,312 23,078,048
Lumen Technologies, Inc., 5.13%
,
12/15/26
(a)
................ 12,320 11,734,800
LYB International Finance III LLC,
3.63%
,
04/01/51 ............ 5,014 4,536,594
M/I Homes, Inc., 4.95%
,
02/01/28 ... 10,833 10,210,102
Macy's Retail Holdings LLC, 5.88%
,
03/15/30
(a)
................ 2,000 1,973,020
Magallanes, Inc., 3.43%
,
03/15/24
(a)
. 13,953 14,029,491
Marriott International, Inc., Series FF,
4.63%
,
06/15/30 ............ 2,643 2,737,331
Security
Par (000)
Par (000) Value
United States (continued)
Marriott Ownership Resorts, Inc.,
6.13%
,
09/15/25
(a)
........... USD 3,188 $ 3,267,700
Martin Marietta Materials, Inc., 2.40%
,
07/15/31 ................. 3,766 3,380,522
Masonite International Corp., 5.38%
,
02/01/28
(a)
................ 588 592,410
Massachusetts Institute of Technology,
3.96%
,
07/01/38 ............ 8,375 8,873,067
Matador Resources Co., 5.88%
,
09/15/26 ................. 457 465,363
Mauser Packaging Solutions Holding
Co., 5.50%
,
04/15/24
(a)
........ 5,504 5,482,135
McDonald's Corp., 3.63%
,
09/01/49 . 1,463 1,400,779
McLaren Health Care Corp., Series A,
4.39%
,
05/15/48 ............ 3,666 3,952,811
Merck & Co., Inc., 2.15%
,
12/10/31 .. 13,066 12,085,160
MGM Growth Properties Operating
Partnership LP
5.63%, 05/01/24 ............ 6,773 6,972,668
4.63%, 06/15/25
(a)
........... 257 258,927
4.50%, 09/01/26 ............ 705 708,525
5.75%, 02/01/27 ............ 5,038 5,321,388
MGM Resorts International
5.75%, 06/15/25 ............ 109 111,727
4.63%, 09/01/26 ............ 391 385,135
5.50%, 04/15/27 ............ 285 287,850
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(a)
................ 6,911 6,370,974
Mondelez International, Inc.
1.38%, 03/17/41 ............ EUR 4,687 4,318,063
2.63%, 09/04/50 ............ USD 1,747 1,414,260
Morgan Stanley
(b)
(SOFR + 1.00%), 2.48%, 01/21/28 21,862 20,841,539
(SOFR + 1.14%), 2.70%, 01/22/31 6,424 6,028,066
(EURIBOR 3 Month + 0.72%),
0.50%, 02/07/31 .......... EUR 14,000 13,887,146
(SOFR + 1.43%), 2.80%, 01/25/52 USD 3,520 2,928,527
Motorola Solutions, Inc.
4.60%, 02/23/28 ............ 6,470 6,652,202
2.75%, 05/24/31 ............ 8,585 7,767,549
5.50%, 09/01/44 ............ 2,324 2,555,452
Mozart Debt Merger Sub, Inc., 3.88%
,
04/01/29
(a)
................ 44,006 40,705,550
MPT Operating Partnership LP
5.25%, 08/01/26 ............ 218 223,112
5.00%, 10/15/27 ............ 610 620,294
4.63%, 08/01/29 ............ 392 388,080
Nationstar Mortgage Holdings, Inc.
(a)
6.00%, 01/15/27 ............ 2,465 2,508,384
5.50%, 08/15/28 ............ 5,437 5,226,588
New Home Co., Inc. (The), 7.25%
,
10/15/25
(a)
................ 2,117 2,046,758
Newmont Corp., 2.60%
,
07/15/32 ... 7,048 6,483,656
Nexstar Broadcasting, Inc., 4.75%
,
11/01/28
(a)
................ 4,104 3,975,750
Nexstar Media, Inc., 5.63%
,
07/15/27
(a)
2,431 2,460,658
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/32 ............ 6,776 6,196,164
3.00%, 01/15/52 ............ 5,165 4,409,525
NGPL PipeCo LLC, 7.77%
,
12/15/37
(a)
15,327 19,235,795
Norfolk Southern Corp., 2.90%
,
08/25/51 ................. 7,505 6,495,474
Northern States Power Co., 3.20%
,
04/01/52 ................. 5,555 5,226,712

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Novelis Sheet Ingot GmbH, 3.38%
,
04/15/29
(d)
................ EUR 1,615 $ 1,699,551
NRG Energy, Inc.
5.75%, 01/15/28 ............ USD 713 724,697
5.25%, 06/15/29
(a)
........... 319 311,736
OA Leasing Corp., 8.00%
,
01/21/24
(c)
AUD 3,090 2,312,247
OhioHealth Corp., Series 2020, 3.04%
,
11/15/50 .................. USD 1,592 1,418,179
OI European Group BV
(d)
3.13%, 11/15/24 ............ EUR 931 1,024,489
2.88%, 02/15/25 ............ 4,935 5,349,851
Olympus Water US Holding Corp.
(d)
3.88%, 10/01/28 ............ 1,327 1,333,905
5.38%, 10/01/29 ............ 1,404 1,353,435
Omnicom Group, Inc., 2.60%
,
08/01/31 USD 1,119 1,034,428
Oracle Corp.
2.30%, 03/25/28 ............ 6,775 6,188,108
2.95%, 04/01/30 ............ 40,000 36,902,502
3.60%, 04/01/50 ............ 10,950 9,081,517
3.95%, 03/25/51 ............ 26,526 23,189,432
Organon & Co., 2.88%
,
04/30/28
(d)
.. EUR 1,907 2,007,184
Outfront Media Capital LLC
(a)
5.00%, 08/15/27 ............ USD 283 276,655
4.63%, 03/15/30 ............ 218 205,193
Pacific Gas & Electric Co.
3.25%, 06/01/31 ............ 1,750 1,582,925
4.40%, 03/01/32 ............ 8,985 8,833,027
4.50%, 07/01/40 ............ 14,900 13,565,478
4.20%, 06/01/41 ............ 740 643,049
4.60%, 06/15/43 ............ 2,995 2,656,773
5.25%, 03/01/52 ............ 5,000 5,091,783
Paramount Global
3.38%, 02/15/28 ............ 2,600 2,544,656
4.95%, 05/19/50 ............ 3,674 3,839,877
Park Intermediate Holdings LLC,
4.88%
,
05/15/29
(a)
........... 9,753 9,142,950
PDC Energy, Inc., 5.75%
,
05/15/26 .. 261 264,586
PeaceHealth Obligated Group, Series
2018, 4.79%
,
11/15/48 ........ 1,293 1,510,203
Peninsula Pacific Entertainment LLC,
8.50%
,
11/15/27
(a)
........... 15,430 17,069,437
PG&E Corp., 5.00%
,
07/01/28 ..... 6,550 6,331,230
Piedmont Healthcare, Inc., Series 2042,
2.72%
,
01/01/42 ............ 6,383 5,316,603
Pitney Bowes, Inc.
(a)
6.88%, 03/15/27 ............ 22,000 20,808,040
7.25%, 03/15/29 ............ 16,525 15,587,537
Playtika Holding Corp., 4.25%
,
03/15/29
(a)
................ 1,750 1,614,375
Progressive Corp. (The), 2.50%
,
03/15/27 ................. 5,320 5,207,305
Providence St Joseph Health Obligated
Group, Series 21A, 2.70%
,
10/01/51 4,579 3,616,690
Rattler Midstream LP, 5.63%
,
07/15/25
(a)
................ 2,525 2,562,875
Renewable Energy Group, Inc., 5.88%
,
06/01/28
(a)
................ 3,003 3,225,612
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 824 792,927
RMIT Cash Management LLC, Series
2021-3, Class A, 3.88%
,
10/17/33
(c)
43,330 41,271,825
Rocket Mortgage LLC
(a)
3.63%, 03/01/29 ............ 11,968 10,936,957
3.88%, 03/01/31 ............ 5,216 4,720,480
Security
Par (000)
Par (000) Value
United States (continued)
Royalty Pharma plc
1.75%, 09/02/27 ............ USD 2,600 $ 2,359,685
2.20%, 09/02/30 ............ 12,775 11,169,094
3.55%, 09/02/50 ............ 2,946 2,447,187
RWJ Barnabas Health, Inc., 3.48%
,
07/01/49 ................. 3,026 2,875,314
Sabre GLBL, Inc.
(a)
9.25%, 04/15/25 ............ 9,650 10,698,328
7.38%, 09/01/25 ............ 4,215 4,401,429
San Diego Gas & Electric Co., 2.95%
,
08/15/51 ................. 10,000 8,784,269
Santander Holdings USA, Inc., (SOFR
+ 1.25%), 2.49%
,
01/06/28
(b)
.... 4,708 4,392,567
Scientific Games International, Inc.,
5.00%
,
10/15/25
(a)
........... 1,424 1,459,600
SCIL IV LLC
(d)
(EURIBOR 3 Month + 4.38%),
4.37%, 11/01/26
(b)
......... EUR 2,769 3,015,727
4.38%, 11/01/26 ............ 1,711 1,812,350
SeaWorld Parks & Entertainment, Inc.,
8.75%
,
05/01/25
(a)
........... USD 6,851 7,107,912
Select Medical Corp., 6.25%
,
08/15/26
(a)
................ 26,248 27,172,980
Sempra Energy, 3.70%
,
04/01/29 ... 5,806 5,834,100
Service Properties Trust
5.00%, 08/15/22 ............ 7,649 7,610,755
4.50%, 06/15/23 ............ 17,112 16,916,067
7.50%, 09/15/25 ............ 2,493 2,615,282
5.50%, 12/15/27 ............ 1,318 1,271,211
Sherwin-Williams Co. (The), 2.95%
,
08/15/29 ................. 8,000 7,714,106
Silgan Holdings, Inc.
3.25%, 03/15/25 ............ EUR 6,926 7,613,631
2.25%, 06/01/28 ............ 1,922 1,929,419
Sirius XM Radio, Inc.
(a)
5.00%, 08/01/27 ............ USD 1,302 1,298,745
5.50%, 07/01/29 ............ 3,568 3,621,520
Sitka Holdings LLC, (LIBOR USD 3
Month + 4.50%), 5.51%
,
07/06/26
(a)
(b)
...................... 10,145 9,675,848
SM Energy Co., 10.00%
,
01/15/25
(a)
. 12,297 13,424,143
Sonder Corp., (LIBOR USD 3 Month +
7.00%), 7.93%
,
01/19/27
(b)(c)
.... 33,216 31,140,000
Sonoco Products Co., 2.25%
,
02/01/27 11,664 11,043,796
Southern California Edison Co., Series
H, 3.65%
,
06/01/51 .......... 5,905 5,495,705
Splunk, Inc., 1.13%
,
06/15/27
(n)
.... 5,000 4,775,000
SRS Distribution, Inc., 4.63%
,
07/01/28
(a)
................ 3,208 3,064,314
Standard Industries, Inc.
2.25%, 11/21/26
(d)
........... EUR 1,656 1,710,521
5.00%, 02/15/27
(a)
........... USD 434 430,216
4.75%, 01/15/28
(a)
........... 1,345 1,286,156
State Street Corp., (SOFR + 0.56%),
1.68%
,
11/18/27
(b)
........... 7,050 6,614,396
Steel Dynamics, Inc., 3.25%
,
10/15/50 2,985 2,550,781
Stellantis NV
(d)
3.38%, 07/07/23 ............ EUR 4,110 4,679,369
0.75%, 01/18/29 ............ 7,500 7,530,974
2.75%, 04/01/32 ............ 6,475 7,204,313
Stem, Inc., 0.50%
,
12/01/28
(a)(n)
.... USD 1,234 915,258
Summer BC Bidco B LLC, 5.50%
,
10/31/26
(a)
................ 875 842,257

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
SUN COUNTRY 2022-1A, 4.84%
,
03/15/31 ................. USD 9,851 $ 9,851,350
SUN Country Marine, Inc., Series 2019-
1C, 7.00%
,
12/15/23
(c)
........ 3,791 3,715,549
Sun Country, Inc., Series 2019-1B,
4.70%
,
12/15/25
(c)
........... 4,022 3,896,449
Sunoco LP
6.00%, 04/15/27 ............ 521 530,769
5.88%, 03/15/28 ............ 3,502 3,537,020
4.50%, 04/30/30
(a)
........... 12,203 11,242,441
Sutter Health, Series 2018, 3.70%
,
08/15/28 ................. 4,931 4,991,171
Talen Energy Supply LLC, 7.25%
,
05/15/27
(a)
................ 12,702 11,870,908
Tap Rock Resources LLC, 7.00%
,
10/01/26
(a)
................ 16,966 17,561,846
Targa Resources Partners LP
5.88%, 04/15/26 ............ 5,101 5,260,661
6.50%, 07/15/27 ............ 327 344,047
5.00%, 01/15/28 ............ 327 331,406
Taylor Morrison Communities, Inc.,
5.88%
,
06/15/27
(a)
........... 6,372 6,626,880
TEGNA, Inc.
4.63%, 03/15/28 ............ 10,035 9,982,015
5.00%, 09/15/29 ............ 479 480,172
Tenet Healthcare Corp.
4.63%, 07/15/24 ............ 333 334,432
4.88%, 01/01/26
(a)
........... 915 923,006
6.25%, 02/01/27
(a)
........... 653 670,367
5.13%, 11/01/27
(a)
........... 653 656,072
4.63%, 06/15/28
(a)
........... 861 844,856
4.25%, 06/01/29
(a)
........... 34,264 32,850,610
4.38%, 01/15/30
(a)
........... 18,009 17,287,380
Thermo Fisher Scientific Finance I BV,
1.63%
,
10/18/41 ............ EUR 3,905 3,885,151
T-Mobile USA, Inc.
2.40%, 03/15/29
(a)
........... USD 8,314 7,613,259
3.88%, 04/15/30 ............ 6,455 6,479,782
2.70%, 03/15/32
(a)
........... 8,631 7,851,556
4.50%, 04/15/50 ............ 2,060 2,084,011
3.30%, 02/15/51 ............ 4,677 3,935,351
TransDigm, Inc.
(a)
8.00%, 12/15/25 ............ 1,489 1,557,166
6.25%, 03/15/26 ............ 7,243 7,435,954
Transocean Phoenix 2 Ltd., 7.75%
,
10/15/24
(a)
................ 15,743 15,861,072
Transocean Proteus Ltd., 6.25%
,
12/01/24
(a)
................ 1,837 1,823,223
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ............ 11,685 11,602,212
5.70%, 06/15/28 ............ 562 561,033
UGI International LLC, 2.50%
,
12/01/29
(d)
................ EUR 3,048 2,845,841
Union Pacific Corp.
2.80%, 02/14/32 ............ USD 3,643 3,497,736
3.25%, 02/05/50 ............ 1,544 1,437,036
United Rentals North America, Inc.
5.50%, 05/15/27 ............ 868 897,772
3.88%, 11/15/27 ............ 327 323,812
4.88%, 01/15/28 ............ 1,450 1,472,903
5.25%, 01/15/30 ............ 327 337,219
United Shore Financial Services LLC,
5.50%
,
11/15/25
(a)
........... 16,105 15,621,850
Security
Par (000)
Par (000) Value
United States (continued)
UnitedHealth Group, Inc.
2.88%, 08/15/29 ............ USD 16,000 $ 15,725,369
2.90%, 05/15/50 ............ 2,384 2,113,128
3.13%, 05/15/60 ............ 2,889 2,569,147
University of Southern California,
3.03%
,
10/01/39 ............ 208 194,404
Upjohn Finance BV, 1.36%
,
06/23/27
(d)
EUR 4,725 4,967,478
Venture Global Calcasieu Pass LLC,
3.88%
,
11/01/33
(a)
........... USD 5,496 5,255,550
Verizon Communications, Inc.
3.88%, 02/08/29 ............ 13,797 14,353,571
4.02%, 12/03/29 ............ 30,969 32,141,232
2.36%, 03/15/32
(a)
........... 27,902 25,201,508
2.88%, 01/15/38 ............ EUR 1,700 2,049,223
1.50%, 09/19/39 ............ 4,300 4,269,695
2.88%, 11/20/50 ............ USD 3,565 2,978,640
3.55%, 03/22/51 ............ 3,095 2,908,362
2.99%, 10/30/56 ............ 1,731 1,424,758
VICI Properties LP
(a)
3.50%, 02/15/25 ............ 49,232 48,505,828
4.25%, 12/01/26 ............ 23,451 23,352,506
3.75%, 02/15/27 ............ 8,266 8,038,685
4.63%, 12/01/29 ............ 5,361 5,347,598
4.13%, 08/15/30 ............ 9,804 9,464,389
Vistra Operations Co. LLC
(a)
3.55%, 07/15/24 ............ 19,463 19,278,516
5.63%, 02/15/27 ............ 1,129 1,128,046
5.00%, 07/31/27 ............ 6,425 6,320,979
VMware, Inc.
4.65%, 05/15/27 ............ 7,659 8,025,150
1.80%, 08/15/28 ............ 4,241 3,761,371
4.70%, 05/15/30 ............ 26,083 27,585,250
2.20%, 08/15/31 ............ 22,211 19,555,293
Walt Disney Co. (The), 6.65%
,
11/15/37 4,830 6,432,304
Washington Mutual Escrow Bonds
(c)(g)(l)
0.00%, 11/06/09 ............ 45,161 5
0.00%, 09/19/17
(m)
.......... 2,631 —
0.00%, 09/21/17
(b)
........... 25,126 2
0.00%, 09/21/17
(m)
.......... 15,753 2
0.00%, 10/03/17
(b)
........... 14,745 1
Waste Management, Inc., 2.95%
,
06/01/41 ................. 2,906 2,627,139
Weekley Homes LLC, 4.88%
,
09/15/28
(a)
................ 3,099 2,856,209
Welltower, Inc.
2.05%, 01/15/29 ............ 7,945 7,229,953
2.75%, 01/15/32 ............ 15,000 13,795,199
3.85%, 06/15/32 ............ 4,329 4,359,223
William Lyon Homes, Inc., 6.63%
,
07/15/27
(a)
................ 1,621 1,665,578
WMG Acquisition Corp., 2.25%
,
08/15/31
(d)
................ EUR 2,330 2,272,379
Workday, Inc., 3.70%
,
04/01/29 .... USD 5,821 5,834,005
WRKCo, Inc.
3.90%, 06/01/28 ............ 10,557 10,597,207
4.90%, 03/15/29 ............ 7,700 8,292,484
Wynn Las Vegas LLC
(a)
5.50%, 03/01/25 ............ 784 784,016
5.25%, 05/15/27 ............ 392 379,260
Wynn Resorts Finance LLC
(a)
7.75%, 04/15/25 ............ 8,896 9,231,023
5.13%, 10/01/29 ............ 8,102 7,626,008
Xerox Holdings Corp.
(a)
5.00%, 08/15/25 ............ 27,882 28,195,673
5.50%, 08/15/28 ............ 4,435 4,325,278

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
XHR LP
(a)
6.38%, 08/15/25 ............ USD 2,317 $ 2,387,842
4.88%, 06/01/29 ............ 3,000 2,914,290
Zayo Group Holdings, Inc.
(a)
4.00%, 03/01/27 ............ 11,100 10,214,553
6.13%, 03/01/28 ............ 2,000 1,790,000
3,612,297,504
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29
(d)
........... 4,000 3,579,500
Total Corporate Bonds — 20.7%
(Cost: $10,190,026,016) ........................... 9,328,871,856
Floating Rate Loan Interests
Canada — 0.1%
(b)
Bausch Health Cos., Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
3.46%
,
 06/02/25 ............ 17,198 17,040,389
Clarios Global LP, 1st Lien Term
Loan, (EUR0001M + 3.25%),
3.25%
,
 04/30/26 ............ EUR 7,400 7,995,920
Kestrel Bidco, Inc., Term Loan,
12/11/26
(q)
................ USD 16,301 15,672,500
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month +
4.00%), 4.93%
,
 11/01/26 ....... 1,534 1,524,091
42,232,900
France — 0.0%
(b)
Bidco SB, Facility Term Loan B,
(EURIBOR 6 Month + 4.00%),
4.00%
,
 11/16/28 ............ EUR 2,500 2,748,921
CAB, Facility Term Loan B, 02/09/28
(q)
4,000 4,303,313
Emeria Holding, Facility Term Loan B,
03/27/28
(q)
................ 2,500 2,703,398
Inovie Group, Facility Term Loan B,
(EURIBOR 3 Month + 4.00%),
4.00%
,
 03/03/28 ............ 1,000 1,097,267
Tarkett Participation, Facility Term Loan
B, 04/21/28
(q)
.............. 1,888 1,919,077
12,771,976
Germany — 0.1%
(b)
CTEC III GmbH, Term Loan, (EURIBOR
3 Month + 0.00%), 0.00%
,
 01/01/38 3,000 3,282,609
Nidda Healthcare Holding GmbH,
Facility Term Loan F
(b)
 08/21/26
(q)
................ 5,000 5,288,096
(LIBOR GBP 3 Month + 4.50%),
5.21%, 08/21/26 .......... GBP 2,000 2,497,038
Rain Carbon, Inc., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.00%
,
 01/16/25 ............ EUR 5,500 5,901,844
16,969,587
Jersey, Channel Islands — 0.1%
(b)(c)
Vita Global Finco Ltd., Facility Term
Loan, (LIBOR GBP 6 Month +
7.00%), 7.69%
,
 07/06/27 ...... GBP 7,799 10,207,891
Vita Global Finco Ltd., Term Loan,
(EURIBOR 3 Month + 7.00%),
7.00%
,
 01/01/28 ............ EUR 12,999 14,327,102
24,534,993
Security
Par (000)
Par (000) Value
Luxembourg — 0.2%
(b)
AEA International Holdings SARL, 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 4.81%
,
 09/07/28
(c)
USD 7,390 $ 7,362,565
Eircom Finco SARL, Facility Term Loan
B, (EURIBOR 1 Month + 3.00%),
3.00%
,
 05/15/26 ............ EUR 5,000 5,455,914
Froneri International Ltd., Facility 1st
Lien Term Loan B1, 01/29/27
(q)
... 4,000 4,254,151
Herens Holdco SARL, Facility Term
Loan B, 07/03/28
(q)
........... 6,525 7,044,969
Jazz Pharmaceuticals plc, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 05/05/28 ............ USD 23,777 23,667,012
JBS USA Lux SA, Term Loan,
(LIBOR USD 3 Month + 2.00%),
2.80%
,
 05/01/26 ............ 7,799 7,719,793
LSF10 XL Bidco SCA, Facility Term
Loan B4, 04/12/28
(q)
.......... EUR 2,833 3,077,801
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan,
(LIBOR USD 3 Month + 0.00%),
9.47%
,
 01/01/28
(c)
........... USD 21,722 21,532,603
Motion Acquisition Ltd., Facility Term
Loan B, 11/12/26
(q)
........... EUR 4,100 4,420,103
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month +
3.00%), 3.23%
,
 06/30/25 ...... USD 4,036 4,016,910
88,551,821
Mexico — 0.0%
Credito Real SAB de CV SOFOM ER,
Term Loan A, (LIBOR USD 3 Month
+ 3.75%), 4.23%
,
 02/21/23
(b)(c)
... 2,240 448,000
Netherlands — 0.1%
(b)
Boels Topholding BV, Facility Term
Loan B2, (EUR0003M + 3.25%),
3.25%
,
 02/06/27 ............ EUR 1,000 1,081,481
Flutter Entertainment plc, Term Loan,
(LIBOR USD 3 Month + 2.25%),
3.26%
,
 07/21/26 ............ USD 19,193 19,021,480
Median BV, Facility Term Loan B1,
(EURIBOR 3 Month + 5.00%),
5.00%
,
 10/14/27 ............ EUR 9,000 9,732,235
Nobel Bidco BV, Facility Term Loan
B, (EURIBOR 3 Month + 3.50%),
3.50%
,
 09/01/28 ............ 6,000 6,315,780
Nouryon Finance BV, Term Loan,
(EURIBOR 3 Month + 3.25%),
3.25%
,
 10/01/25 ............ 1,511 1,633,283
Peer Holding III BV, Facility Term Loan
B
(b)(q)
 03/07/25 ................. 6,028 6,584,772
 01/16/27 ................. 2,500 2,733,073
47,102,104
Spain — 0.1%
(b)
Challenger, Term Loan, (EURIBOR 3
Month + 0.00%), 2.75%
,
 01/01/28
(c)
39,527 43,617,768
Invictus Media SLU, 2nd Lien Facility
Term Loan, (EURIBOR 6 Month +
7.50%), 7.50% - 8.50%
,
 12/26/25
(c)
97 91,098
Invictus Media SLU, Facility Term Loan
B1, (EUR0006M + 5.75%), 4.75% -
5.75%
,
 06/26/25 ............ 6 6,137

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Spain (continued)
Invictus Media SLU, Facility Term Loan
B2, 06/26/25
(q)
.............. EUR 4 $ 3,837
Pax Midco Spain SLU, Facility Term
Loan B, (EURIBOR 6 Month +
4.75%), 4.75%
,
 07/01/26 ...... 1,619 1,643,756
Promotora de Informaciones SA, Term
Loan, 03/31/25
(q)
............ 28 30,201
45,392,797
Sweden — 0.0%
(b)
Diaverum Holding SARL, Facility Term
Loan B, (EURIBOR 6 Month +
3.25%), 3.25%
,
 07/04/24 ...... 500 541,648
Quimper AB, Facility Term Loan B1,
02/16/26
(q)
................ 8,375 9,072,320
9,613,968
United Kingdom — 0.2%
(b)
Connect Finco SARL, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.50%
,
 12/11/26 ............ USD 14,406 14,268,815
Entain plc, Facility Term Loan B,
(LIBOR USD 6 Month + 2.25%),
3.74%
,
 03/29/27
(c)
........... 9,448 9,353,976
Lorca Holdco Ltd., Term Loan B2,
09/17/27
(q)
................ EUR 3,000 3,301,559
Mercia, Term Loan A1, (LIBOR GBP 3
Month + 2.40%), 2.59%
,
 01/01/28
(c)
GBP 14,171 18,615,460
Mercia, Term Loan A2, (LIBOR GBP 3
Month + 2.40%), 2.59%
,
 01/01/28
(c)
29,233 38,402,254
Mercia, Term Loan B1, (LIBOR GBP 3
Month + 2.40%), 2.59%
,
 01/01/28
(c)
1,646 2,162,219
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
4.00%
,
 06/13/24 ............ EUR 5,444 5,972,930
Rainbow UK Holdco Ltd., Term Loan
B2, 02/24/29
(q)
.............. 2,600 2,835,091
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, (EURIBOR 6 Month +
4.50%), 4.50%
,
 10/02/26 ...... 5,060 5,182,449
100,094,753
United States — 3.9%
ACProducts Holdings, Inc., Term Loan,
05/17/28
(b)(q)
............... USD 20,580 18,510,143
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(b)
(LIBOR USD 1 Month + 3.75%),
4.21%, 02/02/26 .......... 8,272 8,088,740
(LIBOR USD 1 Month + 4.75%),
5.50%, 02/02/26 .......... 3,316 3,286,597
AlixPartners LLP, Term Loan,
(EURIBOR 3 Month + 3.25%),
3.25%
,
 02/04/28
(b)
........... EUR 990 1,075,682
Allegiant Travel Co., Term Loan,
(LIBOR USD 3 Month + 3.00%),
3.47%
,
 02/05/24
(b)
........... USD 35,420 34,903,653
Allied Universal Holdco LLC, Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.25%
,
 05/12/28
(b)
..... 7,463 7,338,859
Altar BidCo, Inc., 1st Lien Term Loan,
02/01/29
(b)(q)
............... 28,430 28,012,363
Altar Bidco, Inc., 2nd Lien Term Loan,
02/01/30
(b)(q)
............... 2,000 1,970,000
Security
Par (000)
Par (000) Value
United States (continued)
American Auto Auction Group LLC, 1st
Lien Term Loan B, (LIBOR USD 3
Month + 5.00%), 5.80%
,
 12/30/27
(b)
USD 20,483 $ 20,098,615
American Auto Auction Group LLC, 2nd
Lien Term Loan B, (LIBOR USD 3
Month + 8.75%), 9.50%
,
 01/02/29
(b)(c)
10,919 10,700,620
American Rock Salt Co. LLC, 1st Lien
Term Loan, 06/09/28
(b)(q)
....... 2,375 2,345,330
AMF MF Portfolio, Term Loan,
6.67%
,
 01/01/28
(c)(r)
.......... 4,446 4,446,000
Apex Tool Group LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
5.25%), 5.75%
,
 02/08/29
(b)
..... 22,308 21,694,768
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 11/24/27
(b)
4,909 4,835,690
Avaya, Inc., Term Loan B1,
(LIBOR USD 1 Month + 4.25%),
4.65%
,
 12/15/27
(b)
........... 3,510 3,481,043
Avaya, Inc., Term Loan B2,
(LIBOR USD 1 Month + 4.00%),
4.40%
,
 12/15/27
(b)
........... 4,735 4,675,813
Bakelite UK Intermediate Ltd., Term
Loan, 02/02/29
(b)(c)(q)
.......... 15,351 14,928,848
Bally's Corp., Facility Term Loan B,
(LIBOR USD 3 Month + 3.25%),
3.75%
,
 10/02/28
(b)
........... 30,376 30,186,021
Barracuda Networks, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.75%), 4.73%
,
 02/12/25
(b)
..... 12,100 12,033,447
Barracuda Networks, Inc., 2nd Lien
Term Loan, (LIBOR USD 1 Month +
6.75%), 7.50%
,
 10/30/28
(b)
..... 5,606 5,570,963
Bausch Health Cos., Inc., Term Loan,
(LIBOR USD 1 Month + 2.75%),
3.21%
,
 11/27/25
(b)
........... 11,212 11,099,981
BCPE North Star US Holdco 2, Inc.,
1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 5.01% -
6.50%
,
 06/09/28
(b)
........... 10,234 10,013,355
Cablevision Lightpath LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/30/27
(b)
........... 1,979 1,951,245
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
3.50%), 3.96%
,
 07/21/25
(b)
..... 3,706 3,688,895
Caliber Home Loans, Term Loan,
(LIBOR USD 1 Month + 0.00%),
2.98%
,
 07/01/25
(b)(c)
.......... 49,624 49,500,239
Change Healthcare Holdings, Inc., Term
Loan, 03/01/24
(b)(q)
........... 5,433 5,396,777
Charter Communications Operating
LLC, Term Loan A4, (LIBOR USD 1
Month + 1.25%), 1.71%
,
 02/01/25
(b)(c)
10,208 10,157,253
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.25%
,
 04/05/28
(b)
..... 3,977 3,619,077
Clydesdale Acquisition Holdings, Inc.,
Term Loan, 03/30/29
(b)(q)
....... 8,674 8,529,404
CML Hyatt Lost Pines, Term Loan,
(LIBOR USD 1 Month + 0.04%),
3.56%
,
 01/01/28
(b)(c)
.......... 25,700 25,571,500
CML La Quinta Resort, Term Loan,
12/08/24
(b)(c)(q)
.............. 25,900 25,900,000

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
CML Lake Tahoe Resort Hotel, Term
Loan, 10/25/26
(b)(c)(q)
.......... USD 13,037 $ 13,036,935
CML Paradise Plaza, Term Loan,
01/01/28
(b)(c)(q)
.............. 27,845 27,488,316
CML ST Regis Aspen, Term Loan,
(LIBOR USD 3 Month + 0.00%),
0.00%
,
 01/01/28
(b)(c)
.......... 28,933 28,508,004
CML Trigrams, Term Loan, 09/15/24
(b)(q)
145,099 144,591,530
Cobham Ultra U.S. Co., Term Loan,
11/17/28
(b)(q)
............... 3,887 3,840,045
Colorado Plaza, Term Loan,
(LIBOR USD 1 Month + 0.04%),
4.11%
,
 05/15/24
(b)(c)
.......... 15,894 14,622,588
Columbus McKinnon Corp., Term Loan,
(LIBOR USD 3 Month + 2.75%),
3.81%
,
 05/14/28
(b)
........... 935 917,673
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.76%
,
 05/17/28
(b)
..... 2,326 2,285,448
ConnectWise LLC, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 09/29/28
(b)
........... 12,875 12,771,735
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month +
3.25%), 3.75%
,
 04/12/28
(b)
..... 11,697 11,296,905
Coty, Inc., Term Loan B, (EURIBOR 1
Month + 2.50%), 2.50%
,
 04/07/25
(b)
EUR 2,387 2,574,351
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.00%
,
 10/02/28
(b)
..... USD 1,702 1,658,476
CP Iris Holdco I, Inc., Delayed Draw 1st
Lien Term Loan, 10/02/28
(b)(q)
.... 340 331,691
CSC Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.50%),
2.90%
,
 04/15/27
(b)
........... 9,526 9,345,396
Delta Topco, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27
(b)
........... 13,412 13,179,363
Delta Topco, Inc., 2nd Lien Term Loan,
(LIBOR USD 3 Month + 7.25%),
8.00%
,
 12/01/28
(b)
........... 4,652 4,551,191
DirectTV Financing LLC, Term Loan,
(LIBOR USD 1 Month + 5.00%),
5.75%
,
 08/02/27
(b)
........... 9,524 9,502,574
DRI Holding, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 5.25%),
5.75%
,
 12/21/28
(b)
........... 6,314 6,187,720
DS Parent, Inc., Term Loan B,
(LIBOR USD 3 Month + 5.75%),
6.76%
,
 12/10/28
(b)(c)
.......... 10,006 9,706,147
DT Midstream, Inc., Term Loan,
(LIBOR USD 1 Month + 2.00%),
2.50%
,
 06/26/28
(b)
........... 7,823 7,802,347
ECL Entertainment LLC, Term Loan
B, (LIBOR USD 3 Month + 7.50%),
8.25%
,
 05/01/28
(b)
........... 9,615 9,655,436
Emerald Technologies (U.S.)
Acquisitionco, Inc., Term Loan B,
(LIBOR USD 6 Month + 6.25%),
7.25%
,
 12/29/27
(b)(c)
.......... 7,987 7,747,390
Enterprise Development Authority
(The), Term Loan B, (LIBOR USD 1
Month + 4.25%), 5.00%
,
 02/28/28
(b)
5,902 5,842,838
Security
Par (000)
Par (000) Value
United States (continued)
Everi Holdings, Inc., Term Loan B,
(LIBOR USD 1 Month + 2.50%),
3.00% - 3.01%
,
 08/03/28
(b)
..... USD 2,648 $ 2,627,460
Fanatics Commerce Intermediate
Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/24/28
(b)
........... 10,632 10,526,029
Fertitta Entertainment LLC, Term Loan
B, (LIBOR USD 1 Month + 4.00%),
4.50%
,
 01/27/29
(b)
........... 15,451 15,354,237
Flexsys Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month +
5.25%), 6.00%
,
 11/01/28
(b)(c)
.... 4,555 4,503,756
Foundation Building Materials, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 01/31/28
(b)
2,229 2,187,134
Frontier Communications Holdings LLC,
Term Loan B, (LIBOR USD 3 Month
+ 3.75%), 4.81%
,
 05/01/28
(b)
.... 15,535 15,276,171
Galaxy Brands (Refi), Term Loan,
(LIBOR USD 3 Month + 0.00%),
6.75%
,
 11/12/26
(b)(c)
.......... 24,856 24,390,857
GoTo Group, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
5.22%
,
 08/31/27
(b)
........... 29,533 28,951,655
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
0.00%), 8.13%
,
 07/20/26
(b)(c)
.... 23,920 23,920,000
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month +
4.00%), 4.75% - 4.98%
,
 12/01/27
(b)
4,241 4,229,978
Herschend Entertainment Co. LLC,
Term Loan, (LIBOR USD 1 Month +
3.75%), 4.25%
,
 08/27/28
(b)
..... 3,784 3,756,108
Hilton Grand Vacations Borrower LLC,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/02/28
(b)
..... 12,656 12,567,607
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month +
0.04%), 3.50%
,
 04/01/24
(b)(c)
.... 30,806 28,341,266
Houston Center, Term Loan, 12/09/22
(b)
(c)(q)
..................... 28,297 28,296,963
HRNI Holdings LLC, Term Loan B,
(LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/11/28
(b)
........... 39,527 39,165,008
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 1 Month +
5.50%), 6.50%
,
 10/25/28
(b)(c)
.... 4,527 4,300,322
Hyland Software, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.25%
,
 07/01/24
(b)
..... 14,176 14,084,837
Informatica LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
3.25%
,
 10/27/28
(b)
........... 41,988 41,505,138
Interface Security LLC, Term Loan,
(LIBOR USD 3 Month + 8.75%),
8.75%
,
 08/07/23
(b)(c)
.......... 11,819 11,391,608
ITT Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
3.25%
,
 07/10/28
(b)
........... 3,868 3,810,256
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.75%
,
 04/26/28
(b)
........... 8,052 7,961,187

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
5.50%
,
 10/04/28
(b)(c)
.......... USD 6,157 $ 6,079,613
Jeld-Wen, Inc., Term Loan, (LIBOR
USD 1 Month + 2.25%),
2.71%
,
 07/28/28
(b)
........... 8,410 8,323,616
Jo-Ann Stores LLC, Term Loan B1,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 07/07/28
(b)
........... 12,506 10,853,710
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.75%
,
 09/19/26
(b)(c)
.......... 2,295 2,272,465
Kronos Acquisition Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
6.00%), 7.00%
,
 12/22/26
(b)
..... 3,354 3,321,869
Lamar Media Corp., Term Loan B,
(LIBOR USD 1 Month + 1.50%),
1.97%
,
 02/05/27
(b)
........... 1,040 1,032,042
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
0.00%), 4.50%
,
 12/17/27
(b)
..... 17,385 16,935,107
LSF11 A5 Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00%
,
 10/15/28
(b)
........... 19,163 18,870,764
Luxembourg Life Fund - Long
Term Growth Fund, Term Loan,
(LIBOR USD 3 Month + 0.00%),
9.38%
,
 04/01/23
(b)(c)
.......... 24,507 24,445,732
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 8.50%
,
 09/03/26
(b)
..... 5,576 5,478,400
McAfee Corp., Term Loan B2,
03/01/29
(b)(q)
............... EUR 2,464 2,707,841
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (LIBOR USD 3
Month + 7.00%), 7.50%
,
 11/01/29
(b)
USD 3,210 3,081,600
Medline Borrower LP, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 10/23/28
(b)
........... 42,421 41,975,579
MetroNet Systems Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 06/02/28
(b)
6,605 6,524,815
MI Windows & Doors LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 12/18/27
(b)
........... 3,373 3,327,668
Michaels Cos., Inc. (The), Term Loan
B, (LIBOR USD 1 Month + 4.25%),
5.26%
,
 04/15/28
(b)
........... 2,075 1,941,926
MIP V Waste Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
3.75%
,
 12/08/28
(b)
........... 5,347 5,280,163
Misys Ltd., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/13/24
(b)
........... 997 983,427
Naked Juice LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.25%),
3.90%
,
 01/24/29
(b)
........... 2,500 2,455,619
Naked Juice LLC, 2nd Lien Term Loan,
(LIBOR USD 3 Month + 6.00%),
6.65%
,
 01/24/30
(b)
........... 943 938,285
New Look Corp. Ltd., Term Loan
(b)(c)
(LIBOR GBP 6 Month + 0.17%),
16.50%, 11/10/27 ......... GBP 198 260,331
Security
Par (000)
Par (000) Value
United States (continued)
(LIBOR GBP 1 Month + 0.06%),
0.00%, 11/09/29 .......... GBP 161 $ 42,299
OD Intermediate SUBI Holdco II LLC,
Term Loan, 04/01/26
(c)(q)(r)
...... USD 44,784 43,395,911
Olaplex, Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%),
4.25%
,
 02/23/29
(b)(c)
.......... 25,705 25,576,475
Organon & Co., Term Loan,
(EURIBOR 3 Month + 3.00%),
3.00%
,
 06/02/28
(b)
........... EUR 3,905 4,250,248
OVG Business Services LLC, Term
Loan, (LIBOR USD 3 Month +
6.25%), 7.25%
,
 11/20/28
(b)
..... USD 12,153 11,697,262
Owens & Minor, Inc. , Term Loan,
(LIBOR USD 3 Month + 3.75%),
0.00%
,
 03/29/29
(b)
........... 6,891 6,856,545
Park Avenue Tower, Term Loan,
03/09/24
(b)(c)(q)
.............. 41,664 41,664,308
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.25%), 4.22%
,
 12/28/27
(b)
..... 2,115 2,065,828
PCI Gaming Authority, Facility Term
Loan B, (LIBOR USD 1 Month +
2.50%), 2.96%
,
 05/29/26
(b)
..... 14,171 14,044,853
PG&E Corp., Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.50%
,
 06/23/25
(b)
........... 13,131 12,950,073
Playtika Holding Corp., Term Loan B1,
(LIBOR USD 1 Month + 2.75%),
3.21%
,
 03/13/28
(b)
........... 11,678 11,489,036
PLH Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month +
6.00%), 6.39%
,
 08/07/23
(b)(c)
.... 6,220 6,126,584
ProFrac Holdings II, LLC, Term Loan,
(LIBOR USD 3 Month + 8.50%),
9.60%
,
 03/04/25
(b)
........... 18,994 18,614,120
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/10/28
(b)
12,477 12,339,723
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 1 Month +
4.75%), 5.50%
,
 04/27/28
(b)
..... 27,482 26,794,852
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
0.08%), 8.50%
,
 04/27/29
(b)
..... 10,460 9,518,600
Revolving Credit Facility, Term Loan,
01/01/28
(b)(c)(q)
.............. 12,426 12,425,642
Robertshaw US Holding Corp., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.50%), 4.50%
,
 02/28/25
(b)
..... 6,864 6,162,911
Robertshaw US Holding Corp., 2nd Lien
Term Loan, (LIBOR USD 3 Month +
8.00%), 9.00%
,
 02/28/26
(b)(c)
.... 4,760 3,570,000
Scientific Games Holdings LP, 1st Lien
Term Loan, 04/04/29
(b)(q)
....... 20,577 20,363,822
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 03/16/27
(b)
..... 11,491 11,279,518
Seaworld Parks & Entertainment, Inc.,
Term Loan, (LIBOR USD 1 Month +
3.00%), 3.50%
,
 08/13/22
(b)
..... 42,324 41,762,871
Select Medical Corp., Term Loan B,
(LIBOR USD 1 Month + 2.25%),
2.71%
,
 03/06/25
(b)
........... 5,119 5,051,402

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 4.25%
,
 09/23/27
(b)
..... USD 1,589 $ 1,539,126
Sheraton Austin, Term Loan, 01/01/28
(b)
(c)(q)
..................... 19,738 19,511,453
Signal Parent, Inc., Term Loan,
04/03/28
(b)(q)
............... 16,305 14,480,730
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 06/08/28
(b)
1,856 1,833,447
SRS Distribution, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.00% - 4.02%
,
 06/02/28
(b)
..... 10,346 10,208,088
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 10/06/28
(b)
..... 4,017 3,889,782
TAMKO Building Products LLC, Term
Loan, (LIBOR USD 3 Month +
3.00%), 3.30% - 4.01%
,
 05/29/26
(b)
8,721 8,525,144
The Vinoy St. Petersburg, Term Loan,
06/09/26
(b)(c)(q)
.............. 24,780 24,563,779
Tory Burch LLC, Term Loan B,
04/16/28
(b)(q)
............... 4,165 4,040,310
Triton Water Holdings, Inc., 1st Lien
Term Loan, 03/31/28
(b)(q)
....... 4,187 4,077,533
Univision Communications, Inc., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 03/15/26
(b)
5,814 5,772,941
Univision Communications, Inc., Term
Loan, (LIBOR USD 1 Month +
3.25%), 4.00%
,
 01/31/29
(b)
..... 7,480 7,392,708
Vaca Morada, Term Loan, 01/01/28
(b)(q)
32,565 32,564,709
Vaco Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 5.00%),
5.75%
,
 01/21/29
(b)
........... 7,782 7,717,667
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 5.22%
,
 10/04/28
(b)(c)
.... 4,168 4,063,800
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
3.46%
,
 02/28/27
(b)
........... 11,952 11,822,225
White Cap Supply Holdings LLC, Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.25%
,
 10/19/27
(b)
..... 13,449 13,275,004
WIN Waste Innovations Holdings, Inc.,
Term Loan, (LIBOR USD 1 Month +
2.75%), 3.76%
,
 03/24/28
(b)
..... 1,458 1,444,662
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.75%), 4.68%
,
 12/21/27
(b)
..... 3,266 3,237,178
Zekelman Industries, Inc., Term Loan,
(LIBOR USD 1 Month + 2.00%),
2.46%
,
 01/24/27
(b)
........... 2,668 2,613,617
Zurn LLC, 1st Lien Term Loan B,
10/04/28
(b)(q)
............... 1,169 1,161,272
1,767,071,227
Total Floating Rate Loan Interests — 4.8%
(Cost: $2,192,345,570) ........................... 2,154,784,126
Security
Par (000)
Pa r (000) Value
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 7.00%
,
12/15/47
(a)
....... USD 10,000 $ 6,417,500
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
3.75%
,
01/15/31
(a)
........... 200 200,000
China — 0.1%
China Development Bank, 3.30%
,
02/01/24 ................. CNY 168,000 26,799,979
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 ............ USD 668 675,532
6.88%, 04/29/30 ............ 26,750 28,114,250
4.63%, 11/02/31 ............ 2,827 2,558,435
Empresas Publicas de Medellin ESP
(a)
4.25%, 07/18/29 ............ 8,978 7,947,325
4.38%, 02/15/31 ............ 4,826 4,116,578
43,412,120
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23
(d)
.. 934 948,010
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(d)
.... EUR 2,625 2,573,128
France — 0.1%
Electricite de France SA
(b)(d)(o)
(USD Swap Semi 10 Year + 3.71%),
5.25% ................. USD 1,100 1,097,250
(EUR Swap Annual 6 Year +
3.44%), 4.00% ........... EUR 5,700 6,297,743
(EUR Swap Annual 12 Year +
3.79%), 5.38% ........... 8,700 9,984,327
(EUR Swap Annual 12 Year +
3.04%), 5.00% ........... 900 1,018,026
(BPSWS13 + 4.23%), 6.00% ... GBP 7,800 10,408,016
(EUR Swap Annual 5 Year +
3.37%), 2.87% ........... EUR 5,400 5,554,512
(EUR Swap Annual 5 Year +
3.20%), 3.00% ........... 1,000 1,026,047
(BPISDS15 + 3.32%), 5.88% ... GBP 3,600 4,679,020
(EUR Swap Annual 5 Year +
3.97%), 3.38% ........... EUR 14,000 13,919,391
53,984,332
Greece — 0.0%
Public Power Corp. SA
(d)
3.88%, 03/30/26 ............ 2,059 2,171,488
3.38%, 07/31/28 ............ 2,438 2,450,232
4,621,720
India — 0.0%
(d)
Oil India Ltd., 5.13%
,
02/04/29 ..... USD 4,500 4,703,344
Power Finance Corp. Ltd., 4.50%
,
06/18/29 ................. 5,000 4,973,300
9,676,644
Indonesia — 0.0%
Pertamina Persero PT
(d)
3.65%, 07/30/29 ............ 2,569 2,543,053
3.10%, 08/27/30 ............ 730 690,843
3,233,896

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Ireland — 0.1%
AIB Group plc, (EUR Swap Annual 5
Year + 3.30%), 2.87%
,
05/30/31
(b)(d)
EUR 16,500 $ 18,018,828
Italy — 0.0%
(d)
Banca Monte dei Paschi di Siena SpA
3.63%, 09/24/24 ............ 3,800 4,056,619
2.63%, 04/28/25 ............ 2,129 2,213,894
1.88%, 01/09/26 ............ 3,645 3,649,214
Poste Italiane SpA, (EURIBOR Swap
Rate 5 Year + 2.68%), 2.62%
(b)(o)
. 5,275 5,085,670
15,005,397
Mexico — 0.4%
Comision Federal de Electricidad
4.69%, 05/15/29
(a)
........... USD 351 346,349
3.35%, 02/09/31
(d)
........... 5,000 4,383,750
Petroleos Mexicanos
7.19%, 09/12/24 ............ MXN 2,306 11,065,904
6.88%, 10/16/25 ............ USD 10,000 10,459,000
6.50%, 03/13/27 ............ 4,586 4,639,886
6.84%, 01/23/30 ............ 30,848 30,616,640
5.95%, 01/28/31 ............ 3,950 3,641,702
6.70%, 02/16/32 ............ 112,167 106,558,650
5.50%, 06/27/44 ............ 5,383 4,058,782
6.75%, 09/21/47 ............ 10,228 8,212,573
7.69%, 01/23/50 ............ 11,385 9,904,950
6.95%, 01/28/60 ............ 3,290 2,664,571
196,552,757
Morocco — 0.0%
OCP SA, 3.75%
,
06/23/31
(d)
....... 8,000 7,230,000
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(d)
.... 6,050 3,918,040
Panama — 0.0%
(a)
Aeropuerto Internacional de Tocumen
SA
4.00%, 08/11/41 ............ 853 778,256
5.13%, 08/11/61 ............ 6,546 5,968,315
Banco Latinoamericano de Comercio
Exterior SA, 2.38%
,
09/14/25 .... 420 404,775
7,151,346
Qatar — 0.1%
Qatar Energy
3.13%, 07/12/41
(a)
........... 6,436 5,872,850
3.13%, 07/12/41
(d)
........... 5,550 5,064,375
3.30%, 07/12/51
(d)
........... 5,050 4,646,000
Qatar Petroleum, 3.30%
,
07/12/51
(a)
. 667 613,640
16,196,865
South Africa — 0.0%
Eskom Holdings SOC Ltd., 7.13%
,
02/11/25
(d)
................ 11,447 11,040,632
Ukraine — 0.0%
NPC Ukrenergo, 6.88%
,
11/09/26
(a)
.. 6,649 2,493,375
Total Foreign Agency Obligations — 0.9%
(Cost: $460,486,746) ............................. 429,474,569
Security
Par (000)
Pa r (000) Value
Foreign Government Obligations
Argentina — 0.0%
Argentine Republic (The)
(e)
1.13%, 07/09/35 ............ USD 43,404 $ 13,216,518
2.50%, 07/09/41 ............ 3,721 1,311,651
14,528,169
Austria — 0.3%
Republic of Austria
(a)(d)
0.70%, 04/20/71 ............ EUR 23,630 19,636,257
2.10%, 09/20/17 ............ 69,997 93,487,836
113,124,093
Bahrain — 0.0%
Kingdom of Bahrain
7.00%, 01/26/26
(d)
........... USD 225 243,253
4.25%, 01/25/28
(a)
........... 287 277,314
6.75%, 09/20/29
(d)
........... 2,381 2,508,681
7.38%, 05/14/30
(d)
........... 216 234,063
5.45%, 09/16/32
(d)
........... 727 693,376
3,956,687
Brazil — 0.0%
Federative Republic of Brazil
4.63%, 01/13/28 ............ 936 940,271
3.88%, 06/12/30 ............ 938 864,601
1,804,872
Chile — 0.1%
Republic of Chile
2.55%, 07/27/33 ............ 570 519,555
3.10%, 05/07/41 ............ 988 874,380
4.34%, 03/07/42 ............ 19,381 19,904,287
4.00%, 01/31/52 ............ 1,101 1,085,036
22,383,258
Colombia — 0.1%
Republic of Colombia
8.13%, 05/21/24 ............ 613 665,603
4.50%, 01/28/26 ............ 2,301 2,300,712
3.88%, 04/25/27 ............ 1,698 1,634,643
4.50%, 03/15/29 ............ 46,845 45,082,457
3.00%, 01/30/30 ............ 1,012 868,929
3.13%, 04/15/31 ............ 5,541 4,688,379
3.25%, 04/22/32 ............ 351 294,138
4.13%, 05/15/51 ............ 319 240,805
55,775,666
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(d)
........... 4,934 4,971,005
5.50%, 02/22/29
(a)
........... 31,003 30,621,276
4.50%, 01/30/30
(a)
........... 3,338 3,065,327
4.88%, 09/23/32
(a)
........... 3,877 3,513,047
6.00%, 02/22/33
(a)
........... 2,017 1,963,171
5.30%, 01/21/41
(d)
........... 354 307,604
6.40%, 06/05/49
(d)
........... 1,932 1,806,178
46,247,608
Egypt — 0.0%
Arab Republic of Egypt
(a)
5.75%, 05/29/24 ............ 1,315 1,303,494
5.25%, 10/06/25 ............ 406 389,760
6.38%, 04/11/31 ............ EUR 252 238,004
8.50%, 01/31/47 ............ USD 3,329 2,829,650
7.50%, 02/16/61 ............ 903 715,627
5,476,535

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
France — 0.1%
French Republic, 0.75%
,
05/25/52
(d)
. EUR 26,927 $ 25,050,023
Germany — 0.2%
Federal Republic of Germany, 0.11%
,
04/15/26
(b)(d)
............... 51,682 64,369,514
Ghana — 0.0%
Republic of Ghana, 7.63%
,
05/16/29
(d)
USD 12,338 8,883,360
Greece — 0.3%
Hellenic Republic
(a)(d)
0.00%, 02/12/26 ............ EUR 16,384 17,030,678
2.00%, 04/22/27 ............ 13,295 14,966,624
1.50%, 06/18/30 ............ 45,103 46,372,593
1.75%, 06/18/32 ............ 15,000 15,253,440
1.88%, 01/24/52 ............ 51,740 43,396,691
137,020,026
Guatemala — 0.0%
Republic of Guatemala
(a)
5.38%, 04/24/32 ............ USD 1,280 1,338,640
4.65%, 10/07/41 ............ 2,790 2,589,992
3,928,632
India — 0.0%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(d)
........... 1,138 1,067,296
Indonesia — 0.3%
Bank Negara Indonesia Persero Tbk.
PT, 3.75%
,
03/30/26
(d)
........ 2,980 2,831,328
Republic of Indonesia
4.75%, 01/08/26
(d)
........... 693 736,009
4.10%, 04/24/28 ............ 5,589 5,934,121
4.75%, 02/11/29 ............ 242 267,437
8.38%, 03/15/34 ............ IDR 687,593,000 52,470,108
7.50%, 06/15/35 ............ 529,141,000 37,818,154
4.63%, 04/15/43
(d)
........... USD 2,985 3,119,653
4.75%, 07/18/47
(d)
........... 2,985 3,183,316
106,360,126
Israel — 0.0%
State of Israel Government Bond,
3.38%
,
01/15/50 ............ 354 335,481
Ivory Coast — 0.0%
Republic of Cote d'Ivoire, 6.63%
,
03/22/48
(d)
................ EUR 8,543 8,241,596
Mexico — 0.3%
Mex Bonos Desarr Fix Rt, 7.75%
,
11/23/34 .................. MXN 11,844 57,202,828
Petroleos Mexicanos, 6.38%
,
01/23/45 USD 1,504 1,195,364
United Mexican States
3.75%, 01/11/28 ............ 3,157 3,215,405
4.50%, 04/22/29 ............ 643 678,043
2.66%, 05/24/31 ............ 3,294 3,000,834
4.75%, 03/08/44 ............ 354 349,575
4.35%, 01/15/47 ............ 1,304 1,208,808
4.50%, 01/31/50 ............ 372 351,354
4.40%, 02/12/52 ............ 64,381 59,262,711
126,464,922
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(d)
3,332 3,282,387
Morocco — 0.0%
Kingdom of Morocco
3.00%, 12/15/32
(a)
........... 2,882 2,485,725
Security
Par (000)
Par (000) Value
Morocco (continued)
4.00%, 12/15/50
(a)
........... USD 2,096 $ 1,674,180
4.00%, 12/15/50
(d)
........... 916 731,655
4,891,560
Nigeria — 0.1%
Federal Republic of Nigeria
8.38%, 03/24/29
(a)
........... 17,949 18,016,309
7.88%, 02/16/32
(d)
........... 1,299 1,219,436
19,235,745
Oman — 0.0%
Oman Government Bond
(d)
7.38%, 10/28/32 ............ 300 341,250
6.50%, 03/08/47 ............ 2,573 2,521,540
6.75%, 01/17/48 ............ 3,763 3,748,889
7.00%, 01/25/51 ............ 1,120 1,143,800
7,755,479
Pakistan — 0.0%
Islamic Republic of Pakistan
(d)
6.00%, 04/08/26 ............ 2,980 2,324,728
7.38%, 04/08/31 ............ 2,979 2,189,893
4,514,621
Panama — 0.0%
Republic of Panama
3.16%, 01/23/30 ............ 4,048 3,956,414
2.25%, 09/29/32 ............ 564 498,893
3.30%, 01/19/33 ............ 384 368,256
4.50%, 05/15/47 ............ 668 665,412
4.50%, 04/16/50 ............ 2,172 2,154,081
4.50%, 04/01/56 ............ 371 364,345
8,007,401
Paraguay — 0.0%
Paraguay Government International
Bond, 4.70%
,
03/27/27
(d)
....... 2,090 2,174,645
Republic of Paraguay
5.00%, 04/15/26
(d)
........... 655 682,756
4.95%, 04/28/31
(a)
........... 2,498 2,615,562
2.74%, 01/29/33
(a)
........... 809 713,841
5.40%, 03/30/50
(a)
........... 571 574,319
5.40%, 03/30/50
(d)
........... 505 507,935
7,269,058
Peru — 0.0%
Peru Government Bond, 1.86%
,
12/01/32 ................. 3,562 3,050,630
Republic of Peru
7.35%, 07/21/25 ............ 200 226,538
4.13%, 08/25/27 ............ 426 442,720
2.78%, 01/23/31 ............ 1,315 1,240,456
3.00%, 01/15/34 ............ 319 298,903
3.30%, 03/11/41 ............ 200 182,000
5,441,247
Philippines — 0.0%
Republic of Philippines
3.75%, 01/14/29 ............ 656 683,132
6.38%, 01/15/32 ............ 1,702 2,087,265
2.95%, 05/05/45 ............ 810 703,776
4.20%, 03/29/47 ............ 716 746,430
4,220,603
Qatar — 0.0%
State of Qatar
4.00%, 03/14/29
(a)
........... 1,299 1,386,682

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Qatar (continued)
4.40%, 04/16/50
(d)
........... USD 826 $ 926,153
2,312,835
Romania — 0.0%
Romania Government Bond
3.00%, 02/14/31
(a)
........... 1,770 1,639,462
3.63%, 03/27/32
(a)
........... 2,606 2,465,928
4.00%, 02/14/51
(d)
........... 340 297,500
4,402,890
Russia — 0.0%
Russian Federation
4.25%, 06/23/27
(d)
........... 3,000 690,000
6.10%, 07/18/35
(g)(l)
.......... RUB 3,698,723 1,365,682
2,055,682
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.63%, 03/04/28
(d)
........... USD 373 383,258
4.38%, 04/16/29
(a)
........... 398 429,840
4.50%, 04/17/30
(d)
........... 3,571 3,901,317
2.25%, 02/02/33
(d)
........... 2,438 2,236,865
3.25%, 11/17/51
(d)
........... 820 721,600
7,672,880
South Africa — 0.1%
Republic of South Africa
4.88%, 04/14/26 ............ 330 334,496
8.50%, 01/31/37 ............ ZAR 528,168 30,864,240
5.65%, 09/27/47 ............ USD 1,566 1,364,182
5.75%, 09/30/49 ............ 3,295 2,873,446
35,436,364
Spain — 0.3%
Kingdom of Spain, 3.45%
,
07/30/66
(a)(d)
EUR 92,144 132,674,627
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri
Lanka
(d)
6.85%, 03/14/24 ............ USD 3,275 1,605,110
6.13%, 06/03/25 ............ 600 300,066
6.83%, 07/18/26 ............ 1,000 481,438
7.85%, 03/14/29 ............ 300 141,783
7.55%, 03/28/30 ............ 4,187 1,978,818
4,507,215
Ukraine — 0.0%
Ukraine Government Bond
7.75%, 09/01/23
(d)
........... 1,591 795,500
8.99%, 02/01/24
(d)
........... 3,133 1,378,520
7.75%, 09/01/24
(d)
........... 23 9,833
9.75%, 11/01/28
(d)
........... 442 185,640
7.38%, 09/25/32
(a)
........... 6,537 2,696,512
7.25%, 03/15/33
(a)
........... 10,634 4,386,525
9,452,530
United Kingdom — 0.1%
U.K. Treasury Bonds, 3.50%
,
01/22/45
(d)
................ GBP 33,536 57,814,975
Uruguay — 0.0%
Oriental Republic of Uruguay
4.38%, 10/27/27 ............ USD 304 321,521
5.10%, 06/18/50 ............ 301 356,269
Security
Par (000)
Par (000) Value
Uruguay (continued)
4.98%, 04/20/55 ............ USD 1,138 $ 1,329,230
2,007,020
Total Foreign Government Obligations — 2.4%
(Cost: $1,274,101,109) ........................... 1,067,972,983
Shares
Shares
Investment Companies
BlackRock Liquid Environmentally
Aware Fund, Class Direct
(s)
..... 368,716,455 368,568,968
Health Care Select Sector SPDR Fund 273,474 37,463,203
Industrial Select Sector SPDR Fund . 87,333 8,993,552
iShares 5-10 Year Investment Grade
Corporate Bond ETF
(s)
........ 118,525 6,503,467
iShares China Large-Cap ETF
(s)
.... 149,549 4,781,082
iShares Core High Dividend ETF
(s)
.. 42,286 4,519,951
iShares Core U.S. Aggregate Bond
ETF
(s)
................... 23,200 2,484,720
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(h)(s)
....... 620,256 75,013,760
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(s)
.......... 4,443 434,348
iShares Latin America 40 ETF
(h)(s)
... 536,067 16,291,076
iShares MSCI Brazil ETF
(s)
....... 496,774 18,783,025
iShares Nasdaq Biotechnology ETF
(s)
29,333 3,822,090
SPDR S&P 500 ETF Trust ........ 9,770 4,412,523
SPDR S&P Metals & Mining ETF ... 81,510 4,995,748
VanEck Semiconductor ETF
(h)
..... 28,000 7,554,120
Total Investment Companies — 1.2%
(Cost: $547,087,394) ............................. 564,621,633
Par (000)
Pa r (000)
Municipal Bonds
Arizona - 0.0%
Arizona Health Facilities Authority,
Series 2007B, RB, VRDN,
0.95%, 04/01/22
(t)
........... 10,240 9,633,741
Arizona State University, Series 2019A,
RB, 5.00%, 07/01/41 ......... 4,010 4,667,067
14,300,808
California - 0.3%
Bay Area Toll Authority
Series 2010S-1, RB,
6.92%, 04/01/40 .......... 12,435 16,850,600
Series 2019F-1, RB,
2.43%, 04/01/26 .......... 6,220 6,089,725
California Pollution Control Financing
Authority, Series 2012, RB,
5.00%, 11/21/45
(a)
........... 11,555 11,753,955
California State Public Works Board,
Series 2009G, Sub-Series G-2, RB,
8.36%, 10/01/34 ............ 7,255 10,155,255
California State University, Series
2020B, RB, 2.98%, 11/01/51 .... 10,810 9,619,983
Center Unified School District (BAM),
Series 2021B, GO, 3.00%, 08/01/51 9,675 8,722,300
Central Unified School District (AGM),
Series 2021A, GO, 3.00%, 08/01/44 5,000 4,562,819

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
California (continued)
City of Los Angeles Department
of Airports, Series 2018D, RB,
5.00%, 05/15/48 ............ USD 9,230 $ 10,178,730
City of Oakland
Series 2022C-1, GO,
4.00%, 07/15/33 .......... 5,555 6,309,049
Series 2022C-1, GO,
4.00%, 07/15/34 .......... 5,775 6,527,799
City of Riverside, Series 2010A, RB,
7.61%, 10/01/40 ............ 3,805 5,461,629
Contra Costa Community College
District, Series 2010B, GO,
6.50%, 08/01/34 ............ 3,205 3,978,891
Golden State Tobacco Securitization
Corp.
Series 2021A-1, RB,
3.49%, 06/01/36 .......... 3,520 3,196,290
Series 2021B, RB, 2.75%, 06/01/34 4,140 3,758,502
Los Angeles Department of Water &
Power
Series 2021C, RB, 5.00%, 07/01/51 19,500 22,957,242
Series 2022A, RB, 5.00%, 07/01/41 7,535 8,926,744
Los Angeles Unified School District,
Series 2010I, GO, 6.76%, 07/01/34 3,745 4,751,654
Pomona Unified School District (BAM),
Series 2021F, GO, 3.00%, 08/01/48 1,000 903,619
San Mateo Joint Powers Financing
Authority, Series 2021A-1, RB,
3.00%, 06/15/46 ............ 4,410 4,034,302
State of California
Series 2009, GO, 7.50%, 04/01/34 2,155 2,969,324
Series 2009, GO, 7.55%, 04/01/39 4,840 7,194,912
Series 2009, GO, 7.30%, 10/01/39 7,375 10,327,131
Series 2009, GO, 7.35%, 11/01/39 2,270 3,219,191
University of California, Series 2009R,
RB, 5.77%, 05/15/43 ......... 3,960 4,875,587
West County Facilities Financing
Authority, Series 2021, RB,
4.00%, 06/01/46 ............ 5,130 5,540,066
182,865,299
Colorado - 0.1%
City of Greeley
Series 2022, RB, 3.00%, 08/01/38 1,275 1,253,633
Series 2022, RB, 3.00%, 08/01/39 1,340 1,299,919
Series 2022, RB, 3.00%, 08/01/40 1,380 1,335,383
Colorado Health Facilities Authority
Series 2019A-2, RB,
5.00%, 08/01/44 .......... 13,500 15,028,112
Series 2021A, RB, 4.00%, 11/15/50 6,530 6,940,828
25,857,875
Connecticut - 0.0%
Connecticut State Health & Educational
Facilities Authority, Series 2015L,
RB, 5.00%, 07/01/45 ......... 6,375 6,796,989
State of Connecticut, Series 2017A,
GO, 3.31%, 01/15/26 ......... 2,265 2,291,307
9,088,296
Delaware - 0.0%
University of Delaware, Series 2010A,
RB, 5.87%, 11/01/40 ......... 7,500 9,242,956
District of Columbia - 0.1%
District of Columbia
Series 2015, RB, 5.00%, 07/15/34 3,280 3,599,502
Series 2015, RB, 5.00%, 07/15/35 3,280 3,592,437
Series 2019A, GO, 5.00%, 10/15/32 13,490 15,886,424
Security
Par (000)
Par (000) Value
District of Columbia (continued)
Metropolitan Washington Airports
Authority Dulles Toll Road (AGM),
Series 2022A, RB, 3.00%, 10/01/53 USD 6,000 $ 5,375,055
Washington Metropolitan Area Transit
Authority, Series 2021A, RB,
5.00%, 07/15/33 ............ 11,665 14,050,489
42,503,907
Florida - 0.2%
County of Broward Airport System,
Series 2019C, RB, 2.91%, 10/01/32 3,100 2,976,639
County of Miami-Dade
Series 2017D, RB, 3.45%, 10/01/30 2,725 2,725,742
Series 2018C, RB, 4.06%, 10/01/31 4,765 4,930,152
Series 2019E, RB, 2.53%, 10/01/30 7,590 7,080,607
Series 2021, RB, 4.00%, 10/01/51 18,035 19,127,981
State of Florida Department of
Transportation Turnpike System
(u)
Series 2022A, RB, 5.00%, 07/01/29 8,790 10,412,546
Series 2022A, RB, 5.00%, 07/01/30 9,225 11,089,820
Series 2022A, RB, 5.00%, 07/01/31 9,685 11,803,625
Series 2022A, RB, 5.00%, 07/01/32 10,170 12,529,142
Series 2022A, RB, 5.00%, 07/01/33 10,680 13,283,465
Sumter Landing Community
Development District, Series 2016,
RB, 4.17%, 10/01/47 ......... 2,555 2,617,256
98,576,975
Georgia - 0.1%
Municipal Electric Authority of Georgia,
Series 2010A, RB, 6.66%, 04/01/57 2,382 3,245,219
State of Georgia
Series 2021A, GO, 5.00%, 07/01/29 6,785 8,086,442
Series 2021A, GO, 5.00%, 07/01/32 5,000 6,154,217
17,485,878
Idaho - 0.0%
Idaho Health Facilities Authority, Series
2017A, RB, 5.00%, 12/01/47 .... 3,180 3,629,392
Louisiana - 0.0%
State of Louisiana, Series 2021A, GO,
5.00%, 03/01/38 ............ 9,625 11,370,603
Maryland - 0.1%
County of Anne Arundel
(u)
Series 2022, GO, 5.00%, 10/01/26 1,740 1,963,276
Series 2022, GO, 5.00%, 04/01/27 4,995 5,693,507
Series 2022, GO, 5.00%, 04/01/29 2,810 3,330,764
Series 2022, GO, 5.00%, 10/01/30 1,560 1,895,000
Series 2022, GO, 5.00%, 10/01/31 1,280 1,576,684
Series 2022, GO, 5.00%, 10/01/32 1,560 1,932,492
Series 2022, GO, 5.00%, 10/01/33 1,560 1,922,430
Series 2022, GO, 5.00%, 10/01/34 1,560 1,918,416
Series 2022, GO, 5.00%, 10/01/35 1,555 1,907,937
Series 2022, GO, 5.00%, 10/01/36 1,555 1,905,909
State of Maryland, Series 2021A, GO,
5.00%, 08/01/33 ............ 6,020 7,355,333
31,401,748
Massachusetts - 0.3%
Commonwealth of Massachusetts
Series 2009E, GO, 5.46%, 12/01/39 805 998,155
Series 2019H, GO, 2.90%, 09/01/49 1,055 924,779
Series 2020D, GO, 4.00%, 11/01/37 12,820 14,051,833
Series 2021D, GO, 5.00%, 09/01/49 7,795 9,212,234
Massachusetts Development Finance
Agency
Series 2016Q, RB, 5.00%, 07/01/47 6,715 7,236,984

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2018J-2, RB,
5.00%, 07/01/48 .......... USD 6,880 $ 7,680,653
Massachusetts Housing Finance
Agency
Series 2014B, RB, 4.30%, 12/01/34 2,965 2,997,667
Series 2014B, RB, 4.50%, 12/01/39 2,425 2,449,214
Series 2014B, RB, 4.60%, 12/01/44 2,575 2,594,474
Series 2014E, RB, 3.80%, 12/01/29 100 101,236
Series 2014E, RB, 4.05%, 12/01/34 105 106,622
Series 2014E, RB, 4.20%, 12/01/39 110 111,453
Series 2015A, RB, 4.25%, 12/01/35 1,630 1,667,510
Series 2015A, RB, 4.35%, 12/01/40 815 830,670
Series 2015A, RB, 4.50%, 12/01/48 2,575 2,612,751
Massachusetts School Building
Authority
Series 2019B, RB, 2.87%, 10/15/31 11,415 10,702,829
Series 2019B, RB, 2.97%, 10/15/32 9,240 8,667,712
72,946,776
Michigan - 0.0%
City of Detroit Sewage Disposal System
(AGM), Series 2006D, RB, VRDN,
0.74%, 04/01/22
(t)
........... 5,685 5,525,534
Michigan Finance Authority
Series 2014, RB, 5.00%, 06/01/39 4,160 4,432,952
Series 2016, RB, 5.00%, 11/15/28 2,960 3,320,512
Series 2016, RB, 5.00%, 11/15/41 2,620 2,881,600
Michigan State Housing Development
Authority
Series 2018A, RB, 4.00%, 10/01/43 2,710 2,753,532
Series 2018A, RB, 4.05%, 10/01/48 1,250 1,278,749
Series 2018B, RB, 3.55%, 10/01/33 2,830 2,893,460
Royal Oak Hospital Finance Authority,
Series 2014D, RB, 5.00%, 09/01/39 4,280 4,525,359
Waverly Community Schools (Q-SBLF),
Series 2022I, GO, 3.00%, 11/01/47 5,785 5,214,293
32,825,991
Minnesota - 0.1%
State of Minnesota
Series 2020B, GO, 4.00%, 08/01/29 5,630 6,326,329
Series 2021A, GO, 4.00%, 09/01/38 7,785 8,687,922
15,014,251
Missouri - 0.0%
Health & Educational Facilities Authority
of the State of Missouri, Series
2021A, RB, 4.00%, 07/01/30 .... 1,690 1,884,048
Montana - 0.0%
Montana Facility Finance Authority,
Series 2021A, RB, 3.00%, 06/01/50 3,000 2,613,960
New Hampshire - 0.0%
New Hampshire Municipal Bond Bank
(ST INTERCEPT), Series 2022A,
RB, 3.00%, 02/15/38 ......... 1,530 1,496,803
New Jersey - 0.0%
New Jersey Educational Facilities
Authority, Series 2021B, RB,
5.00%, 03/01/32 ............ 5,000 6,108,513
New Jersey Health Care Facilities
Financing Authority, Series 2021,
RB, 3.00%, 07/01/51 ......... 4,965 4,425,238
New Jersey Transportation Trust
Fund Authority, Series 2010C, RB,
5.75%, 12/15/28 ............ 3,800 4,221,176
Security
Par (000)
Par (000) Value
New Jersey (continued)
Rutgers The State University of
New Jersey, Series 2019R, RB,
3.27%, 05/01/43 ............ USD 8,950 $ 8,347,643
23,102,570
New York - 0.6%
City of New York, Series 2022B-1, GO,
5.00%, 08/01/30
(u)
........... 9,940 11,783,132
New York City Housing Development
Corp.
Series 2018C-1-A, RB,
3.70%, 11/01/38 .......... 2,815 2,777,510
Series 2018C-1-B, RB,
3.85%, 11/01/43 .......... 8,275 8,300,969
New York City Municipal Water Finance
Authority
Series 2010AA-1, RB,
5.75%, 06/15/41 .......... 1,610 2,070,970
Series 2011AA, RB,
5.44%, 06/15/43 .......... 4,775 6,028,463
Series 2019CC-1, RB,
4.00%, 06/15/49 .......... 7,785 8,129,846
New York City Transitional Finance
Authority Future Tax Secured
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 .......... 11,870 12,041,947
Series 2019C, Sub-Series C-3, RB,
3.35%, 11/01/30 .......... 14,430 14,191,328
New York State Dormitory Authority
Series 2020F, RB, 3.19%, 02/15/43 4,005 3,771,912
Series 2022A, RB, 5.00%, 03/15/31 17,770 21,309,629
Series 2022A, RB, 5.00%, 03/15/32 8,600 10,465,011
New York State Urban Development
Corp.
Series 2017D, RB, 3.32%, 03/15/29 10,345 10,327,943
Series 2020E, RB, 4.00%, 03/15/38 6,360 6,727,182
Series 2021B, RB, 2.01%, 03/15/30 14,585 13,189,782
Series 2021B, RB, 2.50%, 03/15/33 15,800 14,347,096
New York Transportation Development
Corp.
Series 2016A, RB, 5.00%, 07/01/41 945 994,084
Series 2016A, RB, 5.00%, 07/01/46 3,480 3,657,376
Series 2016A, RB, 5.25%, 01/01/50 10,150 10,664,984
Port Authority of New York & New
Jersey, Series 2012-174, RB,
4.46%, 10/01/62 ............ 8,520 9,519,903
State of New York, Series 2019B, GO,
2.80%, 02/15/32 ............ 11,215 10,664,901
State of New York Mortgage
Agency, Series 2014-189, RB,
3.85%, 10/01/34 ............ 1,050 1,058,356
Triborough Bridge & Tunnel Authority
Series 2021A-1, RB,
5.00%, 05/15/51 .......... 7,620 8,749,230
Series 2021C-3, RB,
3.00%, 05/15/51 .......... 11,665 10,647,412
201,418,966
North Carolina - 0.0%
City of Charlotte, Series 2021B, RB,
4.00%, 07/01/51 ............ 5,980 6,081,948
County of Guilford, Series 2022A, GO,
5.00%, 03/01/30
(u)
........... 1,555 1,872,819
County of New Hanover, Series 2021,
RB, 5.00%, 08/01/27 ......... 2,960 3,385,485
11,340,252

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Ohio - 0.0%
American Municipal Power, Inc., Series
2010B, RB, 7.83%, 02/15/41 .... USD 4,015 $ 5,948,539
JobsOhio Beverage System, Series
2013B, RB, 3.99%, 01/01/29 .... 12,270 12,703,419
State of Ohio, Series 2020C, GO,
5.00%, 03/01/39 ............ 4,095 4,883,460
23,535,418
Oregon - 0.1%
Oregon Health & Science University,
Series 2021A, RB, 3.00%, 07/01/51 5,670 5,079,051
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28 6,710 7,415,161
Series 2003B, GO, 5.68%, 06/30/28 6,520 7,308,518
Series 2005A, GO, 4.76%, 06/30/28 8,793 9,156,220
State of Oregon, Series 2003, GO,
5.89%, 06/01/27 ............ 8,785 9,737,299
38,696,249
Pennsylvania - 0.0%
Allegheny County Airport Authority
(AGM), Series 2021A, RB,
4.00%, 01/01/46 ............ 7,605 7,873,381
Chartiers Valley School District (ST AID
WITHHLDG), Series 2021A, GO,
3.00%, 10/15/49 ............ 3,740 3,379,142
City of Philadelphia, Series 2017B, RB,
5.00%, 07/01/42 ............ 3,500 3,765,098
Commonwealth Financing Authority,
Series 2016A, RB, 4.14%, 06/01/38 1,580 1,632,991
Commonwealth of Pennsylvania, Series
2021D, GO, 5.00%, 05/15/29 .... 8,030 9,440,094
General Authority of Southcentral
Pennsylvania, Series 2014A, RB,
5.00%, 06/01/44 ............ 2,595 2,762,347
Pennsylvania State University (The),
Series 2020A, RB, 4.00%, 09/01/50 4,755 5,057,663
Pennsylvania Turnpike Commission,
Series 2016A-1, RB,
5.00%, 12/01/41 ............ 7,835 8,576,400
South Wayne County Water and Sewer
Authority (BAM), Series 2021, RB,
4.00%, 02/15/30 ............ 885 969,094
43,456,210
Puerto Rico - 0.1%
Puerto Rico Electric Power Authority
(g)(l)
Series 2003NN, RB,
5.50%, 07/01/20 .......... 2,060 1,896,313
Series 2007TT-RSA-1, RB,
5.00%, 07/01/18 .......... 1,915 1,875,097
Series 2008WW, RB,
5.38%, 07/01/24 .......... 1,530 1,498,120
Series 2008WW, RB,
5.25%, 07/01/33 .......... 2,930 2,697,182
Series 2010AAA, RB,
5.25%, 07/01/21 .......... 1,710 1,574,124
Series 2010AAA, RB,
5.25%, 07/01/26 .......... 940 920,413
Series 2010WW-RSA-1, RB,
5.50%, 07/01/38 .......... 6,160 6,031,644
Series 2010ZZ, RB, 5.25%, 07/01/23 500 460,270
Series 2010ZZ, RB, 5.25%, 07/01/26 1,150 1,126,038
Series 2010ZZ-RSA-1, RB,
5.00%, 07/01/18 .......... 1,225 1,199,475
Series 2010ZZ-RSA-1, RB,
5.25%, 07/01/18 .......... 6,255 6,124,665
Series 2012A, RB, 5.00%, 07/01/42 980 902,129
Security
Par (000)
Par (000) Value
Puerto Rico (continued)
Series 2012A-RSA-1, RB,
5.00%, 07/01/42 .......... USD 5,820 $ 5,698,729
Series 2012A-RSA-1, RB,
5.05%, 07/01/42 .......... 1,030 1,008,538
Series 2013A-RSA-1, RB,
7.00%, 07/01/43 .......... 7,405 7,256,900
Series 2020CCC, RB,
5.25%, 07/01/28 .......... 1,635 1,505,083
Puerto Rico Sales Tax Financing
Corp., Series 2018A-1, RB,
4.75%, 07/01/53 ............ 2,048 2,170,112
43,944,832
South Carolina - 0.0%
Lexington County Health Services
District, Inc., Series 2016, RB,
5.00%, 11/01/41 ............ 2,995 3,218,164
South Carolina Public Service Authority,
Series 2016D, RB, 2.39%, 12/01/23 818 813,373
4,031,537
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB, 3.85%, 07/01/43 900 911,655
Series 2018-3, RB, 3.95%, 01/01/49 720 712,291
1,623,946
Texas - 0.0%
City of Fort Worth
Series 2020, GO, 5.00%, 03/01/27 6,565 7,417,648
City of San Antonio, Series 2019, GO,
5.00%, 08/01/26 ............ 2,350 2,630,843
Dallas/Fort Worth International
Airport, Series 2019A-2, RB,
3.14%, 11/01/45 ............ 2,360 2,188,130
Houston Community College System,
Series 2021A, GO, 5.00%, 02/15/29 1,195 1,398,503
Texas A&M University, Series 2017B,
RB, 2.84%, 05/15/27 ......... 5,965 5,959,933
Texas Municipal Gas Acquisition &
Supply Corp. I, Series 2008D, RB,
6.25%, 12/15/26 ............ 1,460 1,600,050
Texas Private Activity Bond Surface
Transportation Corp., Series 2019,
RB, 5.00%, 06/30/58 ......... 10,000 11,152,135
32,347,242
Utah - 0.1%
Alpine School District (SCH BD GTY),
Series 2021A, GO, 4.00%, 03/15/28 5,305 5,874,151
City of Salt Lake City
Series 2021A, RB, 5.00%, 07/01/37 7,785 8,888,236
Series 2021A, RB, 5.00%, 07/01/46 12,445 14,039,570
University of Utah (The), Series 2022A,
RB, 4.00%, 08/01/51 ......... 8,030 8,632,061
37,434,018
Virginia - 0.1%
Tobacco Settlement Financing
Corp., Series 2007A-1, RB,
6.71%, 06/01/46 ............ 12,075 12,272,535
Virginia College Building Authority,
Series 2020B, RB, 1.97%, 02/01/32 6,520 5,776,782
Virginia Commonwealth Transportation
Board
Series 2022, RB, 5.00%, 05/15/32 8,310 10,253,171
Series 2022, RB, 4.00%, 05/15/35 13,190 14,670,828
Series 2022, RB, 4.00%, 05/15/36 10,000 11,078,776

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Small Business Financing
Authority, Series 2017, RB,
5.00%, 12/31/47 ............ USD 2,900 $ 3,155,146
57,207,238
Washington - 0.1%
Central Puget Sound Regional Transit
Authority
Series 2015S-1, RB,
5.00%, 11/01/50 .......... 4,800 5,269,489
Series 2021S-1, RB,
5.00%, 11/01/33 .......... 4,985 6,064,903
Series 2021S-1, RB,
4.00%, 11/01/46 .......... 9,490 10,275,164
Clark County School District No. 114
Evergreen (SCH BD GTY), Series
2019, GO, 5.00%, 12/01/25 ..... 5,000 5,534,462
Grant County Public Utility District
No. 2, Series 2015M, RB,
4.58%, 01/01/40 ............ 2,550 2,884,855
State of Washington, Series 2021A,
GO, 4.00%, 02/01/36 ......... 11,555 12,995,439
43,024,312
Wisconsin - 0.1%
University of Wisconsin Hospitals
& Clinics, Series 2021B, RB,
4.00%, 04/01/51 ............ 13,795 14,563,365
Wisconsin Health & Educational
Facilities Authority, Series 2019, RB,
4.00%, 12/15/49 ............ 5,000 5,196,295
19,759,660
Total Municipal Bonds — 2.5%
(Cost: $1,164,608,981) ........................... 1,154,028,016
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.2%
Cayman Islands — 0.1%
Prima Capital CRE Securitization
Ltd.
(a)(c)
Series 2015-4A, Class C, 4.00%,
08/24/49 ............... 3,920 3,808,672
Series 2016-6A, Class C, 4.00%,
08/24/40 ............... 17,980 17,704,906
21,513,578
Netherlands — 0.0%
(b)
Domi BV, Series 2021-1, Class A,
(EURIBOR 3 Month + 0.63%),
0.13%, 06/15/53
(d)
........... EUR 2,754 3,044,076
Dutch Property Finance BV
Series 2021-1, Class B, (EURIBOR
3 Month + 1.10%), 0.55%,
07/28/58
(d)
.............. 740 811,996
Series 2021-2, Class A, (EURIBOR
3 Month + 0.70%), 0.15%,
04/28/59
(d)
.............. 2,925 3,228,862
Series 2021-2, Class B, (EURIBOR
3 Month + 0.80%), 0.25%,
04/28/59
(d)
.............. 820 888,028
Series 2021-2, Class C, (EURIBOR
3 Month + 1.05%), 0.50%,
04/28/59
(d)
.............. 504 537,885
Jubilee Place, Series 3, Class C,
(EURIBOR 3 Month + 1.60%),
1.04%, 01/17/59
(d)
........... 202 219,890
Security
Par (000)
Par (000) Value
Netherlands (continued)
Paragon Mortgages No. 25 plc
Series 25, Class B, (SONIO/N +
1.07%), 1.57%, 05/15/50
(d)
... GBP 3,805 $ 4,988,261
Series 25, Class C, (SONIO/N +
1.42%), 1.92%, 05/15/50
(d)
... 2,985 3,911,395
17,630,393
United Kingdom — 0.2%
(b)
Atlas Funding plc
Series 2021-1, Class C, (SONIO/N +
1.70%), 2.13%, 07/25/58
(d)
... 125 163,772
Series 2021-1, Class D, (SONIO/N +
2.25%), 2.68%, 07/25/58
(d)
... 110 144,518
Barley Hill NO 2 plc, Series 2, Class
C, (SONIO/N + 1.70%), 2.39%,
08/27/58
(d)
................ 520 684,403
Canada Square Funding
Series 6, Class C, (SONIO/N +
1.45%), 1.94%, 01/17/59
(d)
... 317 410,465
Series 6, Class D, (SONIO/N +
1.85%), 2.34%, 01/17/59
(d)
... 178 230,685
Canada Square Funding plc
Series 2021-2, Class A, (SONIO/N +
0.78%), 1.38%, 06/17/58
(d)
... 2,019 2,638,833
Series 2021-2, Class B, (SONIO/N +
1.20%), 1.80%, 06/17/58
(d)
... 382 497,111
Series 2021-2, Class C, (SONIO/N +
1.60%), 2.20%, 06/17/58
(d)
... 102 132,475
CMF plc
Series 2020-1, Class B, (SONIO/N +
1.00%), 1.59%, 01/16/57
(d)
... 220 287,118
Series 2020-1, Class C, (SONIO/N +
1.25%), 1.84%, 01/16/57
(d)
... 100 130,104
Finsbury Square
Series 2021-1GRX, Class AGRN,
(SONIO/N + 0.65%), 1.24%,
12/16/67
(d)
.............. 2,778 3,603,451
Series 2021-1GRX, Class B,
(SONIO/N + 1.00%), 1.59%,
12/16/67
(d)
.............. 1,470 1,891,992
Series 2021-1GRX, Class C,
(SONIO/N + 1.25%), 1.84%,
12/16/67
(d)
.............. 1,045 1,343,047
Finsbury Square plc
Series 2019-2, Class C, (SONIO/N +
2.05%), 2.64%, 09/16/69
(d)
... 385 506,588
Series 2019-2, Class D, (SONIO/N +
2.35%), 2.94%, 09/16/69
(d)
... 280 368,437
Series 2019-3, Class C, (SONIO/N +
2.00%), 2.59%, 12/16/69
(d)
... 790 1,040,220
Series 2020-1X, Class C, (SONIO/N
+ 1.35%), 1.94%, 03/16/70
(d)
.. 210 274,830
Series 2021-2X, Class A, (SONIO/N
+ 0.80%), 1.39%, 12/16/71
(d)
.. 4,885 6,379,607
Series 2021-2X, Class B, (SONIO/N
+ 1.25%), 1.84%, 12/16/71
(d)
.. 1,339 1,738,529
Series 2021-2X, Class C, (SONIO/N
+ 1.40%), 1.99%, 12/16/71
(d)
.. 371 478,842
Series 2021-2X, Class D, (SONIO/N
+ 1.70%), 2.29%, 12/16/71
(d)
.. 200 256,030
Gemgarto plc
Series 2018-1, Class C, (SONIO/N +
1.35%), 1.94%, 09/16/65
(d)
... 976 1,278,107
Series 2018-1, Class D, (SONIO/N +
1.65%), 2.24%, 09/16/65
(d)
... 335 437,712

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-1X, Class C, (SONIO/N
+ 1.30%), 1.89%, 12/16/67
(d)
.. GBP 218 $ 285,051
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (LIBOR GBP 3
Month + 0.30%), 1.27%, 06/18/39
(d)
6,150 7,600,221
Harben Finance
Series 2017-1RX, Class C,
(SONIO/N + 1.15%), 1.65%,
09/28/55
(d)
.............. 741 945,245
Series 2017-1RX, Class D,
(SONIO/N + 1.50%), 2.00%,
09/28/55
(d)
.............. 441 557,095
Hops Hill No. 1 plc
Series 1, Class C, (SONIO/N +
1.85%), 2.54%, 05/27/54
(d)
... 200 262,684
Series 1, Class D, (SONIO/N +
2.35%), 3.04%, 05/27/54
(d)
... 100 131,365
Lanebrook Mortgage Transaction plc
Series 2020-1, Class C, (SONIO/N +
2.25%), 2.82%, 06/12/57
(d)
... 370 489,047
Series 2021-1, Class A, (SONIO/N +
0.65%), 1.06%, 07/20/58
(d)
... 2,150 2,792,754
Series 2021-1, Class B, (SONIO/N +
0.95%), 1.36%, 07/20/58
(d)
... 266 346,342
Series 2021-1, Class C, (SONIO/N +
1.25%), 1.66%, 07/20/58
(d)
... 158 206,252
Series 2021-1, Class D, (SONIO/N +
1.65%), 2.06%, 07/20/58
(d)
... 103 134,375
London Wall Mortgage Capital plc
Series 2021-FL1, Class A,
(SONIO/N + 0.75%), 1.25%,
05/15/51
(d)
.............. 2,134 2,784,825
Series 2021-FL2, Class A,
(SONIO/N + 0.80%), 1.30%,
05/15/52
(d)
.............. 1,229 1,603,805
Mortimer BTL plc
Series 2021-1, Class A, (SONIO/N +
0.70%), 1.34%, 06/23/53
(d)
... 2,278 2,960,239
Series 2021-1, Class B, (SONIO/N +
1.10%), 1.74%, 06/23/53
(d)
... 334 431,589
Series 2021-1, Class C, (SONIO/N +
1.45%), 2.09%, 06/23/53
(d)
... 110 141,921
Newgate Funding plc, Series 2006-1,
Class BB, (EURIBOR 3 Month +
0.28%), 0.00%, 12/01/50
(d)
..... EUR 1,183 1,288,960
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (EURIBOR 3 Month
+ 0.48%), 0.00%, 11/15/38
(d)
.... 758 802,988
Pierpont BTL plc
Series 2021-1, Class A, (SONIO/N +
0.80%), 1.44%, 12/22/53
(d)
... GBP 3,508 4,579,164
Series 2021-1, Class B, (SONIO/N +
1.25%), 1.89%, 12/22/53
(d)
... 1,728 2,244,590
Polaris plc
Series 2022-1, Class C, (SONIO/N +
1.50%), 2.17%, 10/23/59
(d)
... 421 543,866
Series 2022-1, Class D, (SONIO/N +
2.00%), 2.67%, 10/23/59
(d)
... 307 395,951
Series 2022-1, Class E, (SONIO/N +
3.40%), 4.07%, 10/23/59
(d)
... 538 695,996
Precise Mortgage Funding plc
Series 2020-1B, Class B, (SONIO/N
+ 1.45%), 2.04%, 10/16/56
(d)
.. 115 151,211
Series 2020-1B, Class C, (SONIO/N
+ 1.70%), 2.29%, 10/16/56
(d)
.. 100 130,350
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2020-1B, Class D, (SONIO/N
+ 1.95%), 2.54%, 10/16/56
(d)
.. GBP 100 $ 129,979
Residential Mortgage Securities 32 plc,
Series 32X, Class C, (SONIO/N +
2.20%), 2.84%, 06/20/70
(d)
..... 1,025 1,353,629
RMAC No.2 plc, Series 2018-2, Class
C, (SONIO/N + 1.97%), 2.87%,
06/12/46
(d)
................ 420 552,387
RMAC Securities No. 1 plc, Series
2007-NS1X, Class A2A, (SONIO/N +
0.27%), 1.17%, 06/12/44
(d)
..... 347 438,252
RMAC Securities No.1 plc
Series 2006-NS1X, Class M1C,
(EURIBOR 3 Month + 0.25%),
0.00%, 06/12/44
(d)
......... EUR 134 143,732
Series 2007-NS1X, Class M1C,
(EURIBOR 3 Month + 0.27%),
0.00%, 06/12/44
(d)
......... 2,287 2,370,493
Stanlington No. 2 plc
Series 2, Class C, (SONIO/N +
1.75%), 2.32%, 06/12/56
(d)
... GBP 534 696,325
Series 2, Class D, (SONIO/N +
2.20%), 2.77%, 06/12/56
(d)
... 329 430,945
Series 2, Class E, (SONIO/N +
3.30%), 3.87%, 06/12/56
(d)
... 450 592,043
Together Asset-Backed Securitisation
2021-1st1 plc
Series 2021-1ST1, Class A,
(SONIO/N + 0.70%), 1.09%,
07/12/63
(d)
.............. 1,440 1,880,398
Series 2021-1ST1, Class B,
(SONIO/N + 0.95%), 1.34%,
07/12/63
(d)
.............. 157 203,529
Series 2021-1ST1, Class C,
(SONIO/N + 1.25%), 1.64%,
07/12/63
(d)
.............. 107 138,721
Tower Bridge Funding plc
Series 2020-1, Class C, (SONIO/N +
2.45%), 3.09%, 09/20/63
(d)
... 150 198,328
Series 2020-1, Class D, (SONIO/N +
3.45%), 4.09%, 09/20/63
(d)
... 119 157,903
Series 2021-1, Class C, (SONIO/N +
1.85%), 2.26%, 07/21/64
(d)
... 365 479,051
Series 2021-1, Class D, (SONIO/N +
2.15%), 2.56%, 07/21/64
(d)
... 253 330,115
Series 2021-2, Class A, (SONIO/N +
0.78%), 1.29%, 11/20/63
(d)
... 1,350 1,768,211
Series 2021-2, Class B, (SONIO/N +
1.10%), 1.61%, 11/20/63
(d)
... 253 326,916
Series 2021-2, Class C, (SONIO/N +
1.50%), 2.01%, 11/20/63
(d)
... 140 181,272
Series 2021-2, Class D, (SONIO/N +
1.80%), 2.31%, 11/20/63
(d)
... 170 218,452
Series 2022-1X, Class C, (SONIO/N
+ 1.25%), 1.67%, 12/20/63
(d)
.. 264 337,953
Twin Bridges plc
Series 2018-1, Class D, (SONIO/N +
2.17%), 3.07%, 09/12/50
(d)
... 843 1,105,118
Series 2019-1, Class C, (SONIO/N +
1.82%), 2.72%, 12/12/52
(d)
... 550 722,910
Series 2019-2, Class C, (SONIO/N +
2.00%), 2.57%, 06/12/53
(d)
... 565 743,214
Series 2019-2, Class D, (SONIO/N +
2.60%), 3.17%, 06/12/53
(d)
... 250 329,311
Series 2020-1, Class C, (SONIO/N +
2.25%), 2.82%, 12/12/54
(d)
... 390 516,166

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2020-1, Class D, (SONIO/N +
3.00%), 3.57%, 12/12/54
(d)
... GBP 225 $ 298,365
Series 2021-1, Class C, (SONIO/N +
1.60%), 2.17%, 03/12/55
(d)
... 436 566,359
Series 2021-1, Class D, (SONIO/N +
2.10%), 2.67%, 03/12/55
(d)
... 220 284,860
Series 2021-2, Class A, (SONIO/N +
0.66%), 1.23%, 09/12/55
(d)
... 3,442 4,470,980
Series 2021-2, Class B, (SONIO/N +
0.90%), 1.47%, 09/12/55
(d)
... 819 1,046,351
Series 2021-2, Class C, (SONIO/N +
1.15%), 1.72%, 09/12/55
(d)
... 435 555,151
Series 2021-2, Class D, (SONIO/N +
1.50%), 2.07%, 09/12/55
(d)
... 187 235,795
Series 2022-1, Class C, (SONIO/N +
1.30%), 1.73%, 12/01/55
(d)
... 830 1,059,495
Series 2022-1, Class D, (SONIO/N +
1.70%), 2.13%, 12/01/55
(d)
... 365 461,898
82,747,369
United States — 2.9%
Agate Bay Mortgage Trust
(a)(b)
Series 2015-1, Class B5, 3.70%,
01/25/45 ............... USD 1,323 1,289,758
Series 2015-3, Class B5, 3.57%,
04/25/45 ............... 1,521 1,475,365
Series 2015-4, Class B5, 3.54%,
06/25/45 ............... 1,061 1,016,548
Alternative Loan Trust
Series 2005-72, Class A3, (LIBOR
USD 1 Month + 0.60%), 1.06%,
01/25/36
(b)
.............. 1,985 1,748,844
Series 2005-22T1, Class A1, (LIBOR
USD 1 Month + 0.35%), 0.81%,
06/25/35
(b)
.............. 7,936 6,830,072
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 3,792 2,444,448
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 680 449,633
Series 2006-23CB, Class 2A5,
(LIBOR USD 1 Month + 0.40%),
0.86%, 08/25/36
(b)
......... 7,740 1,381,632
Series 2006-34, Class A3, (LIBOR
USD 1 Month + 0.70%), 1.16%,
11/25/46
(b)
.............. 4,894 1,661,554
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,542 1,838,187
Series 2006-J7, Class 2A1, (Cost
of Funds for the 11th District of
San Francisco + 1.50%), 1.72%,
11/20/46
(b)
.............. 4,568 3,448,041
Series 2006-OA11, Class A4,
(LIBOR USD 1 Month + 0.38%),
0.84%, 09/25/46
(b)
......... 3,110 2,912,080
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 1.73%), 1.87%, 11/25/46
(b)
.. 10,866 9,214,622
Series 2006-OA16, Class A4C,
(LIBOR USD 1 Month + 0.68%),
1.14%, 10/25/46
(b)
......... 10,861 8,590,299
Series 2006-OA21, Class A1,
(LIBOR USD 1 Month + 0.19%),
0.64%, 03/20/47
(b)
......... 3,873 3,278,161
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-OC7, Class 2A3,
(LIBOR USD 1 Month + 0.50%),
0.96%, 07/25/46
(b)
......... USD 6,209 $ 5,954,285
Series 2006-OC10, Class 2A3,
(LIBOR USD 1 Month + 0.46%),
0.92%, 11/25/36
(b)
......... 4,207 4,056,030
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 21,930 13,625,406
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 752 445,573
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 4,157 2,575,635
Series 2007-OA3, Class 1A1,
(LIBOR USD 1 Month + 0.28%),
0.74%, 04/25/47
(b)
......... 3,537 3,182,806
Series 2007-OA3, Class 2A2,
(LIBOR USD 1 Month + 0.36%),
0.82%, 04/25/47
(b)
......... 41 510
Series 2007-OA8, Class 2A1,
(LIBOR USD 1 Month + 0.36%),
0.82%, 06/25/47
(b)
......... 706 564,486
Series 2007-OH2, Class A2A,
(LIBOR USD 1 Month + 0.48%),
0.94%, 08/25/47
(b)
......... 858 827,651
American Home Mortgage Assets
Trust
(b)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.94%), 1.08%, 10/25/46 ... 2,869 2,296,776
Series 2006-4, Class 1A12, (LIBOR
USD 1 Month + 0.21%), 0.67%,
10/25/46 ............... 5,834 3,593,130
Series 2006-5, Class A1, (Federal
Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.92%), 1.06%, 11/25/46 ... 10,726 3,800,490
Angel Oak Mortgage Trust
(a)(b)
Series 2019-2, Class B2, 6.29%,
03/25/49 ............... 1,284 1,231,459
Series 2019-5, Class B1, 3.96%,
10/25/49 ............... 715 709,478
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 3.49%,
07/31/57 ............... 20,149 8,078,934
Series 2016-3, Class 3A, (LIBOR
USD 1 Month + 2.85%), 3.31%,
09/27/46 ............... 6,213 6,201,613
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%,
11/26/36 ............... 9,590 2,744,882
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 ............... 3,480 3,410,070
Barclays Mortgage Trust
(a)
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(e)
.............. 64,648 62,303,480
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(e)
.............. 6,222 6,016,141
Series 2021-NPL1, Class C, 0.00%,
11/25/51
(c)
.............. 14,134 13,385,052
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (LIBOR USD 1 Month +
0.15%), 0.49%, 05/28/36
(a)(b)
.... 4,583 4,466,958

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Bear Stearns ALT-A Trust
(b)
Series 2006-6, Class 1A1, (LIBOR
USD 1 Month + 0.32%), 0.78%,
11/25/36 ............... USD 2,313 $ 2,012,272
Series 2007-1, Class 1A1, (LIBOR
USD 1 Month + 0.32%), 0.78%,
01/25/47 ............... 2,005 1,877,711
Bear Stearns Asset-Backed Securities
I Trust
(e)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ............... 2,469 2,097,909
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ............... 3,810 3,183,116
Bear Stearns Mortgage Funding Trust
(b)
Series 2006-SL1, Class A1, (LIBOR
USD 1 Month + 0.28%), 0.74%,
08/25/36 ............... 1,575 1,547,763
Series 2007-AR2, Class A1, (LIBOR
USD 1 Month + 0.17%), 0.63%,
03/25/37 ............... 118 110,748
Series 2007-AR3, Class 1A1,
(LIBOR USD 1 Month + 0.14%),
0.60%, 03/25/37 .......... 1,789 1,685,044
Series 2007-AR4, Class 2A1,
(LIBOR USD 1 Month + 0.21%),
0.67%, 06/25/37 .......... 1,204 1,173,682
BRAVO Residential Funding Trust,
Series 2019-NQM2, Class B2,
4.80%, 11/25/59
(a)(b)
.......... 1,794 1,728,484
Central Park Funding Trust, Series
2021-2, Class PT, (LIBOR USD 1
Month + 3.00%), 3.45%, 10/27/22
(a)(b)
1,032 1,025,288
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 51,914 29,374,535
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 2.48%,
11/25/35
(b)
.............. 1,133 1,065,246
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.96%), 1.10%, 04/25/46
(b)
.. 28,124 10,546,393
Series 2006-OA5, Class 3A1,
(LIBOR USD 1 Month + 0.40%),
0.86%, 04/25/46
(b)
......... 1,355 1,248,353
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 14,233 7,313,572
CHNGE Mortgage Trust, Series 2022-1,
Class A1, 3.01%, 01/25/67
(a)(b)
... 5,974 5,821,041
CIM Trust, Series 2019-J2, Class B4,
3.77%, 10/25/49
(a)(b)
.......... 1,643 1,574,778
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 3,672 3,181,079
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 4,692 4,022,828
Citigroup Mortgage Loan Trust
(a)
Series 2014-C, Class B2, 4.25%,
02/25/54 ............... 582 605,029
Series 2019-IMC1, Class B1, 3.97%,
07/25/49
(b)
.............. 2,793 2,673,427
Series 2019-IMC1, Class B2, 5.41%,
07/25/49
(b)
.............. 5,580 5,416,693
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 1,001 976,652
Security
Par (000)
Par (000) Value
United States (continued)
COLT Mortgage Loan Trust, Series
2020-2, Class M1, 5.25%, 03/25/65
(a)
(b)
...................... USD 2,734 $ 2,737,945
Connecticut Avenue Securities Trust
(a)(b)
Series 2021-R03, Class 1B2,
(SOFR30A + 5.50%), 5.60%,
12/25/41 ............... 3,276 2,907,949
Series 2022-R01, Class 1B2,
(SOFR30A + 6.00%), 6.10%,
12/25/41 ............... 6,681 5,929,206
Series 2022-R02, Class 2B2,
(SOFR30A + 7.65%), 7.75%,
01/25/42 ............... 6,416 6,026,253
Credit Suisse Mortgage Capital
Certificates, Series 2009-12R, Class
3A1, 6.50%, 10/27/37
(a)
........ 21,076 10,720,630
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (LIBOR USD 1 Month +
1.35%), 1.81%, 11/25/35
(b)
...... 3,247 590,861
CSMC Trust
(a)
Series 2014-4R, Class 16A3,
(LIBOR USD 1 Month + 0.20%),
0.39%, 02/27/36
(b)
......... 2,382 2,298,858
Series 2014-9R, Class 9A1, (LIBOR
USD 1 Month + 0.12%), 0.31%,
08/27/36
(b)
.............. 2,845 2,457,141
Series 2014-11R, Class 16A1,
2.94%, 09/27/47
(b)
......... 584 586,717
Series 2014-SAF1, Class B5, 3.95%,
03/25/44
(b)
.............. 2,835 2,623,783
Series 2015-4R, Class 1A4, (LIBOR
USD 1 Month + 0.15%), 0.34%,
10/27/36
(b)
.............. 5,740 4,459,050
Series 2017-2, Class CERT, 0.00%,
02/01/47
(c)
.............. 2,990 2,394,621
Series 2021-JR1, Class A1, 2.46%,
09/27/66
(b)
.............. 65,363 62,765,335
Series 2021-JR1, Class A2, 3.50%,
09/27/66
(b)
.............. 2,245 2,027,316
Series 2021-JR1, Class B2, 26.93%,
09/27/66
(b)
.............. 3,888 3,418,348
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(b)(c)
............. 3,499 1,259,787
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4,
Class A2A, (LIBOR USD 1 Month +
0.17%), 0.63%, 08/25/47
(b)
..... 2,442 2,693,974
Deutsche Alt-A Securities, Inc., Series
2007-RS1, Class A2, (LIBOR USD 1
Month + 0.50%), 0.71%, 01/27/37
(a)(b)
36 35,478
Deutsche Alt-B Securities Mortgage
Loan Trust
(b)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 1,024 962,233
Series 2006-AB3, Class A8, (LIBOR
USD 1 Month + 0.00%), 6.36%,
07/25/36 ............... 651 611,888
Federal Home Loan Mortgage Corp.
STACR REMIC Trust
(a)(b)
Series 2021-DNA5, Class B1,
(SOFR30A + 3.05%), 3.15%,
01/25/34 ............... 6,420 5,985,366
Series 2021-DNA5, Class B2,
(SOFR30A + 5.50%), 5.60%,
01/25/34 ............... 7,062 6,469,834

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-DNA1, Class B2,
(SOFR30A + 7.10%), 7.20%,
01/25/42 ............... USD 9,800 $ 8,648,986
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
(a)(b)
Series 2020-DNA4, Class M2,
(LIBOR USD 1 Month + 3.75%),
4.21%, 08/25/50 .......... 826 826,676
Series 2020-DNA5, Class B1,
(SOFR30A + 4.80%), 4.90%,
10/25/50 ............... 1,640 1,664,620
Series 2020-DNA6, Class B1,
(SOFR30A + 3.00%), 3.10%,
12/25/50 ............... 6,290 5,880,856
Series 2021-DNA1, Class B1,
(SOFR30A + 2.65%), 2.75%,
01/25/51 ............... 14,757 13,067,518
Series 2021-DNA1, Class B2,
(SOFR30A + 4.75%), 4.85%,
01/25/51 ............... 9,010 7,837,190
Series 2021-DNA3, Class B1,
(SOFR30A + 3.50%), 3.60%,
10/25/33 ............... 13,120 12,275,286
Series 2021-HQA1, Class B1,
(SOFR30A + 3.00%), 3.10%,
08/25/33 ............... 15,276 13,301,164
Series 2021-HQA1, Class B2,
(SOFR30A + 5.00%), 5.10%,
08/25/33 ............... 9,179 8,156,838
Series 2021-HQA2, Class B1,
(SOFR30A + 3.15%), 3.25%,
12/25/33 ............... 6,508 5,530,885
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(a)(b)
Series 2021-DNA2, Class B1,
(SOFR30A + 3.40%), 3.50%,
08/25/33 ............... 12,560 11,694,882
Series 2021-DNA2, Class B2,
(SOFR30A + 6.00%), 6.10%,
08/25/33 ............... 11,360 10,799,163
Federal Home Loan Mortgage
Corp.,Structured Agency Credit Risk
Debt Notes, Series 2021-DNA7,
Class B2, (SOFR30A + 7.80%),
7.90%, 11/25/41
(a)(b)
.......... 18,441 17,205,221
FHLMC STACR REMIC Trust
(a)(b)
Series 2021-HQA3, Class B1,
(SOFR30A + 3.35%), 3.45%,
09/25/41 ............... 9,582 8,550,097
Series 2021-HQA4, Class B2,
(SOFR30A + 7.00%), 7.10%,
12/25/41 ............... 2,508 2,214,718
GCAT Trust, Series 2020-NQM2, Class
B1, 4.85%, 04/25/65
(a)(b)
....... 4,430 4,390,671
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT +
2.00%), 2.14%, 03/25/36
(b)
..... 1,748 1,721,562
GS Mortgage-Backed Securities Corp.
Trust
(a)(b)
Series 2019-PJ2, Class B4, 4.37%,
11/25/49 ............... 2,609 2,624,565
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-PJ2, Class B4, 3.61%,
07/25/50 ............... USD 1,893 $ 1,856,474
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF,
(LIBOR USD 1 Month + 0.35%),
0.81%, 01/25/35 .......... 3,244 3,045,423
Series 2005-RP2, Class 1AF,
(LIBOR USD 1 Month + 0.35%),
0.81%, 03/25/35 .......... 3,720 3,555,718
Series 2006-RP1, Class 1AF1,
(LIBOR USD 1 Month + 0.35%),
0.81%, 01/25/36 .......... 3,101 2,608,327
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 2.46%,
01/25/35
(b)
.............. 431 433,325
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 230 273,239
Series 2007-OA2, Class 2A1,
2.25%, 06/25/47
(b)
......... 1,725 1,226,909
HarborView Mortgage Loan Trust
(b)
Series 2006-12, Class 1A1A,
(LIBOR USD 1 Month + 0.21%),
0.65%, 12/19/36 .......... 23,297 21,514,639
Series 2007-4, Class 2A2, (LIBOR
USD 1 Month + 0.25%), 0.70%,
07/19/47 ............... 1,335 1,221,525
Homeward Opportunities Fund I Trust,
Series 2020-2, Class B1, 5.45%,
05/25/65
(a)(b)
............... 6,360 6,219,476
Impac Secured Assets Trust, Series
2006-3, Class A1, (LIBOR USD 1
Month + 0.34%), 0.80%, 11/25/36
(b)
2,211 2,004,113
IndyMac INDX Mortgage Loan Trust
(b)
Series 2006-AR15, Class A1,
(LIBOR USD 1 Month + 0.24%),
0.70%, 07/25/36 .......... 720 696,597
Series 2007-AR19, Class 3A1,
2.97%, 09/25/37 .......... 5,469 4,175,534
Series 2007-FLX5, Class 2A2,
(LIBOR USD 1 Month + 0.24%),
0.70%, 08/25/37 .......... 1,846 1,713,927
JP Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2X,
0.50%, 12/25/51 .......... 116,110 3,284,534
Series 2021-INV5, Class A5A,
2.50%, 12/25/51 .......... 21,183 19,422,161
Series 2021-INV5, Class A5X,
0.50%, 12/25/51 .......... 12,635 357,416
Series 2021-INV5, Class AX1,
0.19%, 12/25/51 .......... 227,429 1,829,052
Series 2021-INV5, Class B1, 3.19%,
12/25/51 ............... 25 23,972
Series 2021-INV5, Class B2, 3.19%,
12/25/51 ............... 7 6,932
Series 2021-INV5, Class B4, 3.19%,
12/25/51 ............... 2,655 2,195,755
Series 2021-INV5, Class B5, 3.19%,
12/25/51 ............... 929 715,500
Series 2021-INV5, Class B6, 3.06%,
12/25/51 ............... 3,185 1,493,080
Series 2021-INV7, Class A5A,
2.50%, 02/25/52 .......... 9,670 8,846,038
Series 2021-INV7, Class B1, 3.27%,
02/25/52 ............... 7,822 7,255,486
Series 2021-INV7, Class B2, 3.27%,
02/25/52 ............... 1,836 1,662,787

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-INV7, Class B3, 3.27%,
02/25/52 ............... USD 2,554 $ 2,232,367
Series 2021-INV7, Class B4, 3.27%,
02/25/52 ............... 1,357 1,125,986
Series 2021-INV7, Class B5, 3.27%,
02/25/52 ............... 559 429,614
Series 2021-INV7, Class B6, 3.22%,
02/25/52 ............... 1,836 843,213
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 3.25%,
05/25/37
(b)
................ 984 898,738
JPMorgan Madison Avenue Securities
Trust, Series 2014-CH1, Class M2,
(LIBOR USD 1 Month + 4.25%),
4.71%, 11/25/24
(a)(b)
.......... 1,369 1,343,322
JPMorgan Mortgage Trust
(b)
Series 2007-A1, Class 4A1, 2.32%,
07/25/35 ............... 11 11,052
Series 2021-4, Class B1, 2.89%,
08/25/51
(a)
.............. 28,706 25,871,725
Series 2021-4, Class B2, 2.89%,
08/25/51
(a)
.............. 7,275 6,486,521
Series 2021-4, Class B3, 2.90%,
08/25/51
(a)
.............. 6,872 6,048,058
Legacy Mortgage Asset Trust
(a)(e)
Series 2020-GS5, Class A1, 3.25%,
06/25/60 ............... 5,789 5,738,391
Series 2020-SL1, Class A, 2.73%,
01/25/60 ............... 3,537 3,513,470
Series 2021-GS2, Class A1, 1.75%,
04/25/61 ............... 39,545 37,701,975
Lehman XS Trust, Series 2007-16N,
Class AF2, (LIBOR USD 1 Month +
0.95%), 1.41%, 09/25/47
(b)
..... 3,703 4,543,086
Loan Revolving Advance Investment
Trust, Series 2021-2, Class A1X,
(LIBOR USD 1 Month + 2.75%),
3.14%, 06/30/23
(a)(b)
.......... 44,916 44,481,312
MASTR Resecuritization Trust, Series
2008-3, Class A1, 0.62%, 08/25/37
(a)
(b)
...................... 1,623 971,353
MCM Trust
(c)
Series 2018-NPL2,  3.00%, 08/25/28 50,482 50,482,448
Series 2021-VFN1,  3.00%, 08/28/28 20,938 13,875,363
Mello Warehouse Securitization Trust
(a)
(b)
Series 2020-2, Class F, (LIBOR
USD 1 Month + 3.25%), 3.71%,
11/25/53 ............... 3,500 3,485,305
Series 2021-2, Class E, (LIBOR
USD 1 Month + 2.75%), 3.21%,
04/25/55 ............... 2,010 1,987,840
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class
A2, (LIBOR USD 1 Month + 0.42%),
0.88%, 04/25/37
(b)
........... 3,763 3,544,892
MFA Trust
(a)(b)
Series 2020-NQM1, Class A3,
2.30%, 08/25/49 .......... 405 398,156
Series 2021-NQM1, Class B1,
3.51%, 04/25/65 .......... 6,050 5,885,089
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (LIBOR
USD 1 Month + 0.16%), 0.51%,
12/26/46
(a)(b)
............... 1,411 1,378,011
Security
Par (000)
Par (000) Value
United States (continued)
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85,
(LIBOR USD 1 Month + 0.34%),
0.57%, 04/16/36
(a)(b)
.......... USD 8,658 $ 8,198,180
NACC Reperforming Loan REMIC
Trust
(a)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 3,755 3,552,309
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 862 834,223
New Residential Mortgage Loan Trust
(a)
(b)
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 2,699 2,732,674
Series 2020-RPL1, Class B3, 3.88%,
11/25/59 ............... 10,258 8,706,452
Nomura Asset Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a)(b)
............. 912 902,084
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(e)
.............. 711 720,095
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(e)
.............. 1,611 465,192
Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 0.88%,
06/25/37
(b)
.............. 819 723,215
NYMT Loan Trust, Series 2020-SP2,
Class A1, 2.94%, 10/25/60
(a)(b)
... 23,318 22,827,957
Provident Funding Mortgage
Warehouse Securitization Trust,
Series 2021-1, Class F, (LIBOR
USD 1 Month + 4.50%), 4.69%,
02/25/55
(a)(b)
............... 2,367 2,332,619
PRPM LLC, Series 2021-4, Class A1,
1.87%, 04/25/26
(a)(e)
.......... 7,562 7,196,580
RALI Trust, Series 2007-QH9, Class
A1, 1.33%, 11/25/37
(b)
......... 676 639,352
RCKT Mortgage Trust, Series 2020-1,
Class B4, 3.49%, 02/25/50
(a)(b)
... 1,703 1,602,751
RCO VI Mortgage LLC, Series 2022-1,
Class A1, 3.00%, 01/25/27
(a)(e)
... 39,443 38,226,385
Reperforming Loan REMIC Trust
(a)(b)
Series 2005-R2, Class 1AF1,
(LIBOR USD 1 Month + 0.34%),
0.80%, 06/25/35 .......... 1,487 1,450,326
Series 2005-R3, Class AF, (LIBOR
USD 1 Month + 0.40%), 0.86%,
09/25/35 ............... 2,168 1,931,923
Residential Mortgage Loan Trust,
Series 2019-3, Class B2, 5.66%,
09/25/59
(a)(b)
............... 5,100 4,890,071
RFMSI Series Trust, Series 2006-SA2,
Class 2A1, 4.44%, 08/25/36
(b)
... 9,009 6,825,234
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a)(b)(c)
.............. 3,760 3,265,514
Seasoned Credit Risk Transfer Trust,
Series 2018-1, Class BX, 4.27%,
05/25/57
(b)
................ 1,404 770,619
Seasoned Loans Structured
Transaction Trust, Series 2020-2,
Class M1, 4.75%, 09/25/60
(a)(b)
... 24,922 24,230,334
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 2.65%, 07/20/37
(b)
.. 1,917 1,679,589

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 2.28%,
04/25/37
(b)
................ USD 504 $ 325,642
Starwood Mortgage Residential Trust,
Series 2020-3, Class B1, 4.75%,
04/25/65
(a)(b)
............... 4,942 4,862,562
Structured Adjustable Rate Mortgage
Loan Trust
(b)
Series 2005-11, Class 1A1, 2.84%,
05/25/35 ............... 773 639,377
Series 2006-3, Class 4A, 3.02%,
04/25/36 ............... 1,607 1,132,875
Structured Asset Mortgage Investments
II Trust
(b)
Series 2006-AR2, Class A1, (LIBOR
USD 1 Month + 0.46%), 0.92%,
02/25/36 ............... 1,877 1,653,294
Series 2006-AR4, Class 3A1,
(LIBOR USD 1 Month + 0.38%),
0.84%, 06/25/36 .......... 4,464 4,132,012
Series 2006-AR5, Class 2A1,
(LIBOR USD 1 Month + 0.42%),
0.88%, 05/25/46 .......... 1,087 773,329
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2006-
RF4, Class 2A1, 6.00%, 10/25/36
(a)
2,399 1,710,214
Texas Capital Bank NA,   (LIBOR
USD 3 Month + 4.50%), 5.51%,
09/30/24
(a)(b)
............... 33,200 32,660,836
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (LIBOR
USD 1 Month + 0.09%), 2.39%,
06/25/46
(b)
................ 3,242 2,526,239
TVC DSCR,   2.38%, 02/01/51
(c)
.... 51,326 51,326,359
TVC Holding,   2.38%, 02/01/51
(c)
... 12,832 15,718,697
TVC Mortgage Trust, Series 2020-
RTL1, Class A1, 3.47%, 09/25/24
(a)
3,231 3,229,140
Verus Securitization Trust
(a)(b)
Series 2019-4, Class B1, 3.86%,
11/25/59 ............... 1,400 1,393,470
Series 2019-INV2, Class M1, 3.50%,
07/25/59 ............... 1,415 1,416,452
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... 3,834 3,651,637
Series 2022-1, Class B1, 4.01%,
01/25/67 ............... 2,802 2,514,933
Visio Trust
(a)(b)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,750,087
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,823,119
Vista Point Securitization Trust
(a)(b)
Series 2020-1, Class B1, 5.38%,
03/25/65 ............... 1,800 1,784,563
Series 2020-2, Class B1, 4.90%,
04/25/65 ............... 1,160 1,133,012
WaMu Mortgage Pass-Through
Certificates Trust
(b)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.99%), 1.13%, 06/25/46 ... 333 320,355
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.75%), 0.89%, 06/25/47 ... 7,968 7,519,292
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-OA5, Class 2A, (Cost
of Funds for the 11th District of
San Francisco + 1.25%), 1.47%,
06/25/47 ............... USD 2,708 $ 2,380,221
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (LIBOR
USD 1 Month + 0.55%), 1.01%,
11/25/35
(b)
.............. 747 529,581
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 303 270,174
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 2,494 2,320,302
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 3,448 3,416,599
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(e)
.............. 3,610 3,463,083
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(e)
.............. 960 920,638
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.72%), 0.86%, 12/25/46
(b)
.. 6,162 5,392,415
Western Alliance CLN,   (LIBOR USD 3
Month + 5.50%), 5.63%, 12/28/24
(b)
102,400 102,391,204
Western Mortgage Reference Notes
(a)(b)
Series 2021-CL2, Class M1,
(SOFR30A + 3.15%), 3.25%,
07/25/59 ............... 19,187 19,092,988
Series 2021-CL2, Class M2,
(SOFR30A + 3.70%), 3.80%,
07/25/59 ............... 19,301 19,207,025
WinWater Mortgage Loan Trust, Series
2014-3, Class B5, 3.97%, 11/20/44
(a)
(b)
...................... 1,651 1,644,162
1,324,309,995
1,446,201,335
Commercial Mortgage-Backed Securities — 3.5%
Cayman Islands — 0.0%
(a)
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
G, (TSFR1M + 4.22%), 4.52%,
12/15/34
(b)
................ 1,999 1,996,502
PFP Ltd., Series 2019-5, Class AS,
(LIBOR USD 1 Month + 1.42%),
1.85%, 04/14/36
(b)
........... 1,757 1,737,415
Prima Capital CRE Securitization 2020-
VIII Ltd., Series 2020-8A, Class C,
3.00%, 12/01/70
(c)
........... 8,140 7,209,598
10,943,515
Ireland — 0.1%
(b)
Agora Securities DAC, Series 2021-
1X, Class A, (SONIO/N + 1.20%),
1.62%, 08/17/31
(d)
........... GBP 1,262 1,641,794
Atom Mortgage Securities DAC
Series 1X, Class D, (SONIO/N +
1.90%), 2.32%, 07/22/31
(d)
... 1,906 2,438,741
Series 1X, Class E, (SONIO/N +
2.80%), 3.22%, 07/22/31
(d)
... 2,158 2,808,195
Frost CMBS DAC, Series 2021-1X,
Class GBA, (SONIO/N + 1.35%),
1.86%, 11/22/26
(d)
........... 1,855 2,420,007

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
Haus European Loan Conduit No. DAC
Series 39X, Class A1, (EURIBOR
3 Month + 0.65%), 0.65%,
07/28/51
(d)
.............. EUR 2,508 $ 2,745,386
Series 39X, Class B, (EURIBOR
3 Month + 1.10%), 1.10%,
07/28/51
(d)
.............. 1,039 1,124,231
Series 39X, Class C, (EURIBOR
3 Month + 1.40%), 1.40%,
07/28/51
(d)
.............. 841 905,989
Series 39X, Class D, (EURIBOR
3 Month + 2.00%), 2.00%,
07/28/51
(d)
.............. 3,428 3,622,605
Last Mile Logistics Pan Euro Finance
DAC
Series 1X, Class A, (EURIBOR
3 Month + 0.75%), 0.75%,
08/17/33
(d)
.............. 1,870 2,058,402
Series 1X, Class B, (EURIBOR
3 Month + 1.05%), 1.05%,
08/17/33
(d)
.............. 1,141 1,244,007
Series 1X, Class C, (EURIBOR
3 Month + 1.40%), 1.40%,
08/17/33
(d)
.............. 1,350 1,470,591
Series 1X, Class D, (EURIBOR
3 Month + 1.90%), 1.90%,
08/17/33
(d)
.............. 1,045 1,137,997
Last Mile Securities PE DAC
Series 2021-1X, Class B, (EURIBOR
3 Month + 1.20%), 1.20%,
08/17/31
(d)
.............. 939 1,016,750
Series 2021-1X, Class C, (EURIBOR
3 Month + 1.60%), 1.60%,
08/17/31
(d)
.............. 1,061 1,157,013
Pearl Finance 2020 DAC
Series 2020-1, Class A2, (EURIBOR
3 Month + 1.90%), 1.90%,
11/17/32
(d)
.............. 1,128 1,243,650
Series 2020-1, Class B, (EURIBOR
3 Month + 2.50%), 2.50%,
11/17/32
(d)
.............. 1,355 1,496,851
River Green Finance 2020 DAC
Series 2020-1, Class B, (EURIBOR
3 Month + 1.05%), 1.05%,
01/22/32
(d)
.............. 549 603,532
Series 2020-1, Class C, (EURIBOR
3 Month + 1.40%), 1.40%,
01/22/32
(d)
.............. 328 360,342
Scorpio European Loan Conduit
No. 34 DAC, Series 34A, Class
C, (SONIO/N + 2.22%), 2.97%,
05/17/29
(a)
................ GBP 2,712 3,537,781
Taurus CMBS
Series 2021-UK4X, Class A,
(SONIO/N + 0.95%), 1.45%,
08/17/31
(d)
.............. 3,092 4,040,417
Series 2021-UK4X, Class B,
(SONIO/N + 1.50%), 2.00%,
08/17/31
(d)
.............. 1,533 1,973,227
Series 2021-UK4X, Class D,
(SONIO/N + 2.10%), 2.60%,
08/17/31
(d)
.............. 2,383 3,052,632
Taurus FR DAC
Series 2019-1FR, Class B,
(EURIBOR 3 Month + 1.45%),
1.45%, 02/02/31
(d)
......... EUR 367 400,172
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2019-1FR, Class C,
(EURIBOR 3 Month + 1.95%),
1.95%, 02/02/31
(d)
......... EUR 389 $ 423,508
Taurus UK DAC
Series 2019-UK2, Class B,
(SONIO/N + 1.92%), 2.67%,
11/17/29
(d)
.............. GBP 3,487 4,561,646
Series 2019-UK2, Class C,
(SONIO/N + 2.22%), 2.97%,
11/17/29
(d)
.............. 2,156 2,808,191
Series 2021-UK1X, Class B,
(SONIO/N + 1.30%), 1.80%,
05/17/31
(d)
.............. 880 1,145,183
Series 2021-UK1X, Class C,
(SONIO/N + 1.65%), 2.15%,
05/17/31
(d)
.............. 536 696,639
Series 2021-UK1X, Class D,
(SONIO/N + 2.60%), 3.10%,
05/17/31
(d)
.............. 547 706,428
52,841,907
Italy — 0.1%
(b)(d)
Cassia SRL
Series 2022-1,   ............. EUR 6,191 6,850,437
Series 2022-1X, Class A, (EURIBOR
3 Month + 2.50%), (0.49)%,
05/22/34
(b)(d)
............. 12,954 14,332,623
21,183,060
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class AMFX, 4.88%, 04/15/37 ... USD 28 27,658
United Kingdom — 0.0%
(b)
Canary Wharf Finance II plc
Series II, Class C2, (LIBOR GBP
3 Month + 1.38%), 1.94%,
10/22/37
(d)
.............. GBP 2,100 2,358,659
Series II, Class D2, (LIBOR GBP
3 Month + 2.10%), 2.67%,
10/22/37
(d)
.............. 14,689 16,401,774
Sage AR Funding No. 1 plc, Series
1X, Class C, (SONIO/N + 2.15%),
2.65%, 11/17/30
(d)
........... 535 695,837
19,456,270
United States — 3.3%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.14%,
08/10/35 ............... USD 1,100 1,090,268
Series 2015-1211, Class D, 4.14%,
08/10/35 ............... 1,530 1,477,908
Series 2015-1211, Class E, 4.14%,
08/10/35 ............... 2,360 2,184,527
245 Park Avenue Trust
(a)(b)
Series 2017-245P, Class D, 3.66%,
06/05/37 ............... 1,100 981,424
Series 2017-245P, Class E, 3.66%,
06/05/37 ............... 5,691 4,981,631
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (LIBOR
USD 1 Month + 1.54%), 1.84%,
09/15/34 ............... 3,660 3,619,966

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-280P, Class E, (LIBOR
USD 1 Month + 2.12%), 2.43%,
09/15/34 ............... USD 15,305 $ 15,099,336
Series 2017-280P, Class F, (LIBOR
USD 1 Month + 2.83%), 3.13%,
09/15/34 ............... 1,370 1,336,489
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (LIBOR USD 1
Month + 3.10%), 3.50%, 04/15/34
(a)(b)
4,827 4,716,443
Arbor Multifamily Mortgage Securities
Trust, Series 2020-MF1, Class E,
1.75%, 05/15/53
(a)
........... 1,165 873,923
Ashford Hospitality Trust, Series
2018-ASHF, Class D, (LIBOR USD 1
Month + 2.10%), 2.50%, 04/15/35
(a)(b)
2,013 1,947,499
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (LIBOR
USD 1 Month + 1.95%), 2.35%,
12/15/36 ............... 12,415 12,040,124
Series 2017-ATRM, Class E, (LIBOR
USD 1 Month + 3.05%), 3.45%,
12/15/36 ............... 4,005 3,763,610
BAMLL Commercial Mortgage
Securities Trust
(a)(b)
Series 2015-200P, Class F, 3.60%,
04/14/33 ............... 5,531 5,181,889
Series 2017-SCH, Class AF, (LIBOR
USD 1 Month + 1.00%), 1.40%,
11/15/33 ............... 250 243,362
Series 2017-SCH, Class BF, (LIBOR
USD 1 Month + 1.40%), 1.80%,
11/15/33 ............... 6,440 6,172,417
Series 2017-SCH, Class CL, (LIBOR
USD 1 Month + 1.50%), 1.90%,
11/15/32 ............... 2,560 2,244,889
Series 2017-SCH, Class DL, (LIBOR
USD 1 Month + 2.00%), 2.40%,
11/15/32 ............... 5,070 4,193,448
Series 2018-DSNY, Class C, (LIBOR
USD 1 Month + 1.35%), 1.75%,
09/15/34 ............... 590 576,648
Series 2018-DSNY, Class D, (LIBOR
USD 1 Month + 1.70%), 2.10%,
09/15/34 ............... 4,862 4,742,853
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (LIBOR
USD 1 Month + 0.48%), 0.94%,
11/25/35 ............... 3,772 3,532,059
Series 2005-4A, Class A1, (LIBOR
USD 1 Month + 0.45%), 0.91%,
01/25/36 ............... 6,623 6,247,402
Series 2005-4A, Class A2, (LIBOR
USD 1 Month + 0.59%), 1.04%,
01/25/36 ............... 160 150,248
Series 2005-4A, Class M1, (LIBOR
USD 1 Month + 0.68%), 1.13%,
01/25/36 ............... 428 394,594
Series 2006-1A, Class A2, (LIBOR
USD 1 Month + 0.54%), 1.00%,
04/25/36 ............... 629 588,583
Series 2006-2A, Class A2, (LIBOR
USD 1 Month + 0.42%), 0.88%,
07/25/36 ............... 1,143 1,080,611
Series 2006-3A, Class A1, (LIBOR
USD 1 Month + 0.25%), 0.71%,
10/25/36 ............... 853 808,522
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-3A, Class A2, (LIBOR
USD 1 Month + 0.30%), 0.76%,
10/25/36 ............... USD 926 $ 878,377
Series 2006-4A, Class A1, (LIBOR
USD 1 Month + 0.35%), 0.80%,
12/25/36 ............... 2,621 2,502,714
Series 2007-1, Class A2, (LIBOR
USD 1 Month + 0.27%), 0.73%,
03/25/37 ............... 1,873 1,759,562
Series 2007-2A, Class A1, (LIBOR
USD 1 Month + 0.27%), 0.73%,
07/25/37 ............... 2,353 2,214,739
Series 2007-4A, Class A1, (LIBOR
USD 1 Month + 0.45%), 0.91%,
09/25/37 ............... 9,391 8,828,871
Series 2007-6A, Class A4A, (LIBOR
USD 1 Month + 1.50%), 1.96%,
12/25/37 ............... 11,464 11,120,749
Series 2008-2, Class A4A, (LIBOR
USD 1 Month + 2.50%), 2.96%,
04/25/38 ............... 3,951 3,936,334
BBCMS Mortgage Trust
(a)(b)
Series 2018-CHRS, Class E, 4.27%,
08/05/38 ............... 2,640 2,110,096
Series 2018-TALL, Class A, (LIBOR
USD 1 Month + 0.72%), 1.12%,
03/15/37 ............... 2,453 2,392,724
BB-UBS Trust, Series 2012-SHOW,
Class E, 4.03%, 11/05/36
(a)(b)
.... 2,313 2,138,503
Bear Stearns Commercial Mortgage
Securities Trust, Series 2005-PWR7,
Class B, 4.88%, 02/11/41
(b)
..... 465 461,207
Beast Mortgage Trust
(a)(b)
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 1.50%,
04/15/36 ............... 6,829 6,623,184
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 1.75%,
04/15/36 ............... 8,403 8,152,254
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 2.00%,
04/15/36 ............... 7,896 7,660,498
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 2.50%,
04/15/36 ............... 6,692 6,494,521
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 3.30%,
04/15/36 ............... 6,430 6,269,810
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 4.20%,
04/15/36 ............... 7,248 7,107,646
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 5.30%,
04/15/36 ............... 5,096 4,997,942
Benchmark Mortgage Trust
(a)(b)
Series 2018-B3, Class D, 3.04%,
04/10/51 ............... 570 484,273
Series 2019-B10, Class 3CCA,
3.90%, 03/15/62 .......... 4,139 3,942,224
BFLD Trust, Series 2020-EYP, Class
E, (LIBOR USD 1 Month + 3.70%),
4.10%, 10/15/35
(a)(b)
.......... 9,640 9,483,658
BHMS, Series 2018-ATLS, Class A,
(LIBOR USD 1 Month + 1.25%),
1.65%, 07/15/35
(a)(b)
.......... 15,173 15,015,755

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
BPR Trust, Series 2021-TY, Class E,
(LIBOR USD 1 Month + 3.60%),
4.00%, 09/15/38
(a)(b)
.......... USD 5,768 $ 5,666,623
BWAY Mortgage Trust
(a)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 4,630 4,595,755
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 9,157,357
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 615,032
Series 2013-1515, Class F, 3.93%,
03/10/33
(b)(c)
............. 601 555,984
BX Commercial Mortgage Trust
(a)(b)
Series 2018-BIOA, Class E, (LIBOR
USD 1 Month + 1.95%), 2.35%,
03/15/37 ............... 5,280 5,194,058
Series 2018-BIOA, Class F, (LIBOR
USD 1 Month + 2.47%), 2.87%,
03/15/37 ............... 7,375 7,241,902
Series 2018-IND, Class G, (LIBOR
USD 1 Month + 2.05%), 2.45%,
11/15/35 ............... 4,260 4,228,058
Series 2018-IND, Class H, (LIBOR
USD 1 Month + 3.00%), 3.40%,
11/15/35 ............... 31,798 31,404,120
Series 2019-XL, Class G, (LIBOR
USD 1 Month + 2.30%), 2.70%,
10/15/36 ............... 38,734 37,908,333
Series 2019-XL, Class J, (LIBOR
USD 1 Month + 2.65%), 3.05%,
10/15/36 ............... 43,869 42,835,893
Series 2020-FOX, Class E, (LIBOR
USD 1 Month + 3.60%), 4.00%,
11/15/32 ............... 10,497 10,405,077
Series 2020-VKNG, Class F, (LIBOR
USD 1 Month + 2.75%), 3.15%,
10/15/37 ............... 6,308 6,120,849
Series 2021-21M, Class E, (LIBOR
USD 1 Month + 2.17%), 2.57%,
10/15/36 ............... 11,218 10,820,280
Series 2021-MC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.50%,
04/15/34 ............... 3,107 3,017,395
Series 2021-MC, Class F, (LIBOR
USD 1 Month + 2.35%), 2.75%,
04/15/34 ............... 3,250 3,120,960
Series 2021-NWM, Class A, (LIBOR
USD 1 Month + 0.91%), 1.31%,
02/15/33
(c)
.............. 30,039 29,738,610
Series 2021-NWM, Class B, (LIBOR
USD 1 Month + 2.15%), 2.55%,
02/15/33
(c)
.............. 18,413 18,228,870
Series 2021-NWM, Class C, (LIBOR
USD 1 Month + 4.25%), 4.65%,
02/15/33
(c)
.............. 12,322 12,198,780
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
3.20%, 06/15/38 .......... 22,656 21,930,093
Series 2021-SOAR, Class J, (LIBOR
USD 1 Month + 3.75%), 4.15%,
06/15/38 ............... 19,950 19,211,730
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 3.20%,
05/15/38 ............... 12,799 12,350,427
Series 2022-LP2, Class F, (TSFR1M
+ 3.26%), 3.56%, 02/15/39 ... 7,015 6,838,895
Security
Par (000)
Par (000) Value
United States (continued)
BX Trust
(a)(b)
Series 2019-OC11, Class E, 4.08%,
12/09/41 ............... USD 12,731 $ 11,040,759
Series 2021-ARIA, Class D, (LIBOR
USD 1 Month + 1.90%), 2.29%,
10/15/36 ............... 4,111 4,018,093
Series 2021-ARIA, Class G, (LIBOR
USD 1 Month + 3.14%), 3.54%,
10/15/36 ............... 12,989 12,501,149
Series 2021-LBA, Class FJV,
(LIBOR USD 1 Month + 2.40%),
2.80%, 02/15/36 .......... 11,223 10,686,297
Series 2021-LBA, Class FV, (LIBOR
USD 1 Month + 2.40%), 2.80%,
02/15/36 ............... 9,000 8,663,503
Series 2021-LBA, Class GJV,
(LIBOR USD 1 Month + 3.00%),
3.40%, 02/15/36 .......... 14,732 14,002,234
Series 2021-LBA, Class GV, (LIBOR
USD 1 Month + 3.00%), 3.40%,
02/15/36 ............... 11,655 11,217,209
Series 2021-MFM1, Class E, (LIBOR
USD 1 Month + 2.25%), 2.65%,
01/15/34 ............... 2,880 2,795,811
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 3.40%,
01/15/34 ............... 4,460 4,380,663
Series 2021-SDMF, Class J, (LIBOR
USD 1 Month + 4.03%), 4.43%,
09/15/34 ............... 3,228 3,121,192
Series 2021-VIEW, Class E, (LIBOR
USD 1 Month + 3.60%), 4.00%,
06/15/23 ............... 13,063 12,602,205
Series 2021-VIV5, Class A, 2.84%,
03/09/44 ............... 5,618 5,295,772
Series 2022-LBA6, Class D,
(TSFR1M + 2.00%), 2.30%,
01/15/39 ............... 5,950 5,841,550
BXP Trust
(a)(b)
Series 2017-CC, Class D, (LIBOR
USD 1 Month + 0.00%), 3.55%,
08/13/37 ............... 1,930 1,803,170
Series 2017-CC, Class E, (LIBOR
USD 1 Month + 0.00%), 3.55%,
08/13/37 ............... 3,820 3,480,310
Series 2017-GM, Class D, 3.42%,
06/13/39 ............... 1,520 1,433,948
Series 2017-GM, Class E, 3.42%,
06/13/39 ............... 3,300 3,017,975
Series 2021-601L, Class D, 2.78%,
01/15/44 ............... 5,549 4,454,452
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (LIBOR
USD 1 Month + 2.15%), 2.55%,
12/15/37
(a)(b)
............... 14,638 14,380,482
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 4.85%,
05/10/58
(b)
.............. 6,142 6,065,038
Series 2018-TAN, Class A, 4.24%,
02/15/33
(a)
.............. 3,210 3,225,853
Series 2018-TAN, Class B, 4.69%,
02/15/33
(a)
.............. 3,870 3,878,546
Series 2018-TAN, Class C, 5.29%,
02/15/33
(a)
.............. 3,020 3,027,552
Series 2018-TAN, Class E, 6.45%,
02/15/33
(a)(b)
............. 1,180 1,178,263

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
CFK Trust
(a)(b)
Series 2019-FAX, Class D, 4.64%,
01/15/39 ............... USD 6,897 $ 6,709,083
Series 2019-FAX, Class E, 4.64%,
01/15/39 ............... 6,152 5,781,863
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, (LIBOR
USD 1 Month + 1.50%), 1.90%,
06/15/34
(a)(b)
............... 16,410 16,162,406
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%,
03/10/47
(b)
.............. 1,156 1,168,794
Series 2015-GC27, Class C, 4.42%,
02/10/48
(b)
.............. 7,133 6,929,253
Series 2016-C1, Class D, 4.94%,
05/10/49
(a)(b)
............. 1,180 1,112,284
Series 2016-GC37, Class C, 4.93%,
04/10/49
(b)
.............. 2,110 2,083,093
Series 2016-P3, Class C, 4.89%,
04/15/49
(b)
.............. 80 77,386
Series 2019-PRM, Class D, 4.35%,
05/10/36
(a)
.............. 1,890 1,864,719
Series 2019-PRM, Class E, 4.73%,
05/10/36
(a)(b)
............. 11,599 11,371,595
Series 2019-PRM, Class F, 4.73%,
05/10/36
(a)(b)
............. 5,775 5,545,882
Series 2019-SMRT, Class D, 4.74%,
01/10/36
(a)(b)
............. 17,385 17,377,147
Series 2019-SMRT, Class E, 4.74%,
01/10/36
(a)(b)
............. 1,081 1,069,581
Series 2020-420K, Class E, 3.31%,
11/10/42
(a)(b)
............. 2,660 2,202,144
Cold Storage Trust
(a)(b)
Series 2020-ICE5, Class E, (LIBOR
USD 1 Month + 2.77%), 3.16%,
11/15/37 ............... 15,600 15,424,603
Series 2020-ICE5, Class F, (LIBOR
USD 1 Month + 3.49%), 3.89%,
11/15/37 ............... 7,334 7,273,386
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.39%,
08/10/30
(a)(b)
............. 750 737,391
Series 2013-GAM, Class A2, 3.37%,
02/10/28
(a)
.............. 707 703,546
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)
............. 4,614 4,317,690
Series 2014-CR15, Class C, 4.69%,
02/10/47
(b)
.............. 670 676,344
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ............... 2,275 2,261,640
Series 2015-LC21, Class C, 4.33%,
07/10/48
(b)
.............. 6,490 6,386,656
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 2,028,432
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
............. 1,840 1,615,360
Series 2017-COR2, Class D, 3.00%,
09/10/50
(a)
.............. 486 410,794
Series 2018-HCLV, Class B, (LIBOR
USD 1 Month + 1.40%), 1.80%,
09/15/33
(a)(b)
............. 3,955 3,855,997
Credit Suisse Mortgage Capital
Certificates
(a)(b)
Series 2019-ICE4, Class C, (LIBOR
USD 1 Month + 1.43%), 1.83%,
05/15/36 ............... 2,800 2,771,145
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-ICE4, Class E, (LIBOR
USD 1 Month + 2.15%), 2.55%,
05/15/36 ............... USD 14,101 $ 13,836,221
Series 2019-ICE4, Class F, (LIBOR
USD 1 Month + 2.65%), 3.05%,
05/15/36 ............... 14,894 14,556,967
Series 2020-NET, Class D, 3.70%,
08/15/37 ............... 560 533,302
Series 2021-980M, Class E, 3.54%,
07/15/31 ............... 3,955 3,477,996
CSAIL Commercial Mortgage Trust
Series 2018-CX12, Class C, 4.74%,
08/15/51
(b)
.............. 1,586 1,587,933
Series 2019-C15, Class D, 3.00%,
03/15/52
(a)
.............. 909 708,660
CSMC Trust
(a)
Series 2017-PFHP, Class A, (LIBOR
USD 1 Month + 0.95%), 1.35%,
12/15/30
(b)
.............. 2,310 2,294,086
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 2,053,053
Series 2020-FACT, Class E, (LIBOR
USD 1 Month + 4.86%), 5.26%,
10/15/37
(b)
.............. 7,360 7,368,847
Series 2021-BHAR, Class E, (LIBOR
USD 1 Month + 3.50%), 3.90%,
11/15/38
(b)
.............. 2,315 2,314,500
DBGS Mortgage Trust
(a)(b)
Series 2018-BIOD, Class D, (LIBOR
USD 1 Month + 1.30%), 1.61%,
05/15/35 ............... 137 135,520
Series 2019-1735, Class F, 4.19%,
04/10/37 ............... 2,873 2,387,963
DBUBS Mortgage Trust
(a)
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ............... 6,680 6,645,002
Series 2017-BRBK, Class D, (LIBOR
USD 1 Month + 0.00%), 3.53%,
10/10/34
(b)
.............. 3,760 3,621,190
Series 2017-BRBK, Class E, (LIBOR
USD 1 Month + 0.00%), 3.53%,
10/10/34
(b)
.............. 9,340 8,837,729
Series 2017-BRBK, Class F, 3.53%,
10/10/34
(b)
.............. 2,880 2,683,263
Del Amo Fashion Center Trust, Series
2017-AMO, Class D, 3.64%,
06/05/35
(a)(b)
............... 1,938 1,597,364
ELP Commercial Mortgage Trust
(a)(b)
Series 2021-ELP, Class G, (LIBOR
USD 1 Month + 3.12%), 3.51%,
11/15/38 ............... 11,896 11,625,932
Series 2021-ELP, Class J, (LIBOR
USD 1 Month + 3.61%), 4.01%,
11/15/38 ............... 4,516 4,414,424
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 2.65%,
07/15/38 ............... 13,661 13,455,104
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 3.25%,
07/15/38 ............... 14,908 14,655,554
Series 2021-ESH, Class F, (LIBOR
USD 1 Month + 3.70%), 4.10%,
07/15/38 ............... 15,544 15,192,126

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
GCT Commercial Mortgage Trust
(a)(b)
Series 2021-GCT, Class A, (LIBOR
USD 1 Month + 0.80%), 1.20%,
02/15/38 ............... USD 3,230 $ 3,175,009
Series 2021-GCT, Class D, (LIBOR
USD 1 Month + 2.35%), 2.75%,
02/15/38 ............... 770 752,274
Grace Trust, Series 2020-GRCE, Class
E, 2.68%, 12/10/40
(a)(b)
........ 5,700 4,702,989
GS Mortgage Securities Corp. II
(a)
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ............... 7,340 7,670,486
Series 2012-TMSQ, Class D, 3.46%,
12/10/30
(b)
.............. 2,620 2,512,386
Series 2017-375H, Class A, 3.48%,
09/10/37
(b)
.............. 1,460 1,440,282
GS Mortgage Securities Corp. Trust
(a)
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ............... 6,110 6,092,426
Series 2019-BOCA, Class A, (LIBOR
USD 1 Month + 1.20%), 1.60%,
06/15/38
(b)
.............. 3,284 3,283,069
Series 2020-TWN3, Class B, (LIBOR
USD 1 Month + 2.50%), 2.90%,
11/15/37
(b)
.............. 536 535,354
Series 2020-TWN3, Class D,
(LIBOR USD 1 Month + 3.70%),
4.10%, 11/15/37
(b)
......... 400 399,357
Series 2021-DM, Class F, (LIBOR
USD 1 Month + 3.44%), 3.83%,
11/15/36
(b)
.............. 3,776 3,678,623
Series 2021-ROSS, Class A, (LIBOR
USD 1 Month + 1.15%), 1.55%,
05/15/26
(b)
.............. 2,320 2,289,756
GS Mortgage Securities Trust
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(a)(b)
............. 2,652 2,659,155
Series 2014-GC20, Class B, 4.53%,
04/10/47
(b)
.............. 370 361,903
Series 2015-590M, Class E, 3.81%,
10/10/35
(a)(b)
............. 4,140 3,804,846
Series 2017-GS7, Class D, 3.00%,
08/10/50
(a)
.............. 3,909 3,451,650
Series 2019-GSA1, Class C, 3.80%,
11/10/52
(b)
.............. 1,130 1,062,976
GSCG Trust, Series 2019-600C, Class
F, 3.99%, 09/06/34
(a)(b)
........ 5,780 5,347,031
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a)(b)
............... 1,181 1,091,592
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR
USD 1 Month + 3.35%), 3.75%,
10/15/36 ............... 4,693 4,604,752
Series 2021-LULU, Class F, (LIBOR
USD 1 Month + 4.40%), 4.80%,
10/15/36 ............... 3,031 2,971,792
Hudson Yards Mortgage Trust
(a)(b)
Series 2019-30HY, Class E, 3.44%,
07/10/39 ............... 4,966 4,581,937
Series 2019-55HY, Class F, 2.94%,
12/10/41 ............... 8,659 7,243,955
IMT Trust
(a)
Series 2017-APTS, Class AFX,
3.48%, 06/15/34 .......... 4,090 4,076,797
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-APTS, Class DFX,
3.50%, 06/15/34
(b)
......... USD 1,350 $ 1,307,815
Series 2017-APTS, Class EFX,
3.50%, 06/15/34
(b)
......... 2,090 1,996,763
Independence Plaza Trust
(a)
Series 2018-INDP, Class B, 3.91%,
07/10/35 ............... 1,220 1,200,294
Series 2018-INDP, Class C, 4.16%,
07/10/35 ............... 2,655 2,588,836
JPMBB Commercial Mortgage
Securities Trust
(b)
Series 2014-C22, Class B, 4.55%,
09/15/47 ............... 1,096 1,071,764
Series 2015-C33, Class D1, 4.11%,
12/15/48
(a)
.............. 4,979 4,540,396
JPMCC Commercial Mortgage
Securities Trust
Series 2017-JP5, Class D, 4.60%,
03/15/50
(a)(b)
............. 1,569 1,416,167
Series 2017-JP7, Class B, 4.05%,
09/15/50 ............... 840 832,196
Series 2019-COR5, Class A3,
3.12%, 06/13/52 .......... 2,890 2,825,040
Series 2019-COR5, Class C, 3.75%,
06/13/52 ............... 2,264 2,115,633
JPMorgan Chase Commercial
Mortgage Securities Corp., Series
2018-AON, Class A, 4.13%,
07/05/31
(a)
................ 4,834 4,873,500
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2015-JP1, Class C, 4.72%,
01/15/49
(b)
.............. 1,650 1,647,452
Series 2015-JP1, Class D, 4.22%,
01/15/49
(b)
.............. 7,843 7,056,453
Series 2016-NINE, Class A, 2.85%,
09/06/38
(a)(b)
............. 3,399 3,288,413
Series 2018-PHH, Class A, (LIBOR
USD 1 Month + 1.06%), 2.56%,
06/15/35
(a)(b)
............. 3,566 3,508,705
Series 2018-WPT, Class DFX,
5.35%, 07/05/33
(a)
......... 3,274 3,301,650
Series 2019-MFP, Class E, (LIBOR
USD 1 Month + 2.16%), 2.56%,
07/15/36
(a)(b)
............. 5,580 5,427,016
Series 2019-MFP, Class F, (LIBOR
USD 1 Month + 3.00%), 3.40%,
07/15/36
(a)(b)
............. 8,059 7,807,768
Series 2020-609M, Class D, (LIBOR
USD 1 Month + 2.77%), 3.17%,
10/15/33
(a)(b)
............. 2,500 2,419,998
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 2.85%,
04/15/38
(a)(b)
............. 11,570 11,221,160
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 3.35%,
04/15/38
(a)(b)
............. 12,160 11,701,783
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a)(b)
............. 8,560 7,561,757
KNDL Mortgage Trust, Series 2019-
KNSQ, Class E, (LIBOR USD 1
Month + 1.80%), 2.20%, 05/15/36
(a)(b)
11,601 11,433,197

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(b)
Series 2006-2A, Class M3, (LIBOR
USD 1 Month + 0.45%), 0.91%,
09/25/36 ............... USD 4,113 $ 3,974,931
Series 2007-1A, Class 1A, (LIBOR
USD 1 Month + 0.25%), 0.71%,
03/25/37 ............... 790 785,827
Series 2007-3A, Class M2, (LIBOR
USD 1 Month + 2.00%), 2.46%,
10/25/37 ............... 5,850 5,186,658
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 2.75%, 03/15/38
(a)(b)
.... 14,361 13,750,026
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class AS, 3.16%,
04/20/48
(a)(b)
............... 647 639,060
LUXE Trust, Series 2021-TRIP, Class
E, (LIBOR USD 1 Month + 2.75%),
3.15%, 10/15/38
(a)(b)
.......... 1,216 1,191,365
MAD Mortgage Trust
(a)(b)
Series 2017-330M, Class D, 3.71%,
08/15/34 ............... 2,925 2,807,016
Series 2017-330M, Class E, 3.76%,
08/15/34
(c)
.............. 4,493 4,470,984
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D, 2.33%,
09/10/39
(a)(b)
............... 2,088 1,853,723
Med Trust, Series 2021-MDLN, Class
G, (LIBOR USD 1 Month + 5.25%),
5.65%, 11/15/38
(a)(b)
.......... 67,044 65,462,215
MFT Trust
(a)(b)
Series 2020-ABC, Class C, 3.48%,
02/10/42 ............... 13,308 11,615,671
Series 2020-ABC, Class D, 3.48%,
02/10/42 ............... 5,075 4,221,754
MHC Commercial Mortgage Trust
(a)(b)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 2.50%,
04/15/38 ............... 28,690 28,005,692
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 3.00%,
04/15/38 ............... 11,805 11,508,563
MHP
(a)(b)
Series 2021-STOR, Class G,
(LIBOR USD 1 Month + 2.75%),
3.15%, 07/15/38 .......... 3,854 3,718,515
Series 2021-STOR, Class J, (LIBOR
USD 1 Month + 3.95%), 4.35%,
07/15/38 ............... 5,104 4,975,390
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
............. 901 838,895
Series 2015-C25, Class C, 4.53%,
10/15/48
(b)
.............. 720 710,211
Series 2015-C26, Class D, 3.06%,
10/15/48
(a)
.............. 1,075 961,129
Series 2017-C33, Class C, 4.56%,
05/15/50
(b)
.............. 2,270 2,180,955
Morgan Stanley Capital I Trust
Series 2014-150E, Class F, 4.30%,
09/09/32
(a)(b)
............. 4,181 3,794,854
Series 2015-MS1, Class C, 4.04%,
05/15/48
(b)
.............. 3,213 3,039,212
Security
Par (000)
Par (000) Value
United States (continued)
Series 2015-MS1, Class D, 4.04%,
05/15/48
(a)(b)
............. USD 422 $ 371,670
Series 2017-CLS, Class E, (LIBOR
USD 1 Month + 1.95%), 2.35%,
11/15/34
(a)(b)
............. 790 782,031
Series 2017-CLS, Class F, (LIBOR
USD 1 Month + 2.60%), 3.00%,
11/15/34
(a)(b)
............. 15,877 15,678,184
Series 2017-H1, Class C, 4.28%,
06/15/50
(b)(c)
............. 1,244 1,277,090
Series 2017-H1, Class D, 2.55%,
06/15/50
(a)
.............. 7,340 5,841,743
Series 2018-H3, Class C, 4.86%,
07/15/51
(b)
.............. 1,160 1,184,608
Series 2018-H3, Class D, 3.00%,
07/15/51
(a)
.............. 1,497 1,264,389
Series 2018-H4, Class C, 5.07%,
12/15/51
(b)
.............. 1,153 1,136,779
Series 2018-L1, Class A3, 4.14%,
10/15/51 ............... 950 978,484
Series 2018-MP, Class E, 4.28%,
07/11/40
(a)(b)
............. 6,810 5,697,782
Series 2018-SUN, Class A, (LIBOR
USD 1 Month + 0.90%), 1.30%,
07/15/35
(a)(b)
............. 2,330 2,300,699
Series 2018-SUN, Class F, (LIBOR
USD 1 Month + 2.55%), 2.95%,
07/15/35
(a)(b)
............. 1,119 1,085,264
Series 2019-NUGS, Class E,
(LIBOR USD 1 Month + 2.24%),
3.74%, 12/15/36
(a)(b)
........ 2,139 2,105,283
Motel Trust, Series 2021-MTL6, Class
F, (LIBOR USD 1 Month + 3.55%),
3.95%, 09/15/38
(a)(b)
.......... 4,468 4,358,297
MSCG Trust
(a)(b)
Series 2018-SELF, Class E, (LIBOR
USD 1 Month + 2.15%), 2.55%,
10/15/37 ............... 1,420 1,395,959
Series 2018-SELF, Class F, (LIBOR
USD 1 Month + 3.05%), 3.45%,
10/15/37 ............... 1,560 1,525,302
MTN Commercial Mortgage Trust
(a)(b)
Series 2022-LPFL, Class A,
(TSFR1M + 1.40%), 1.45%,
03/15/39 ............... 13,000 12,942,982
Series 2022-LPFL, Class F,
(TSFR1M + 5.29%), 5.34%,
03/15/39 ............... 11,185 11,115,806
Multi Security Asset Trust LP
Commercial Mortgage-Backed
Securities Pass-Through, Series
2005-RR4A, Class N, 4.78%,
11/28/35
(a)(b)
............... 2,167 1,451,414
Natixis Commercial Mortgage Securities
Trust
(a)
Series 2018-FL1, Class A, (LIBOR
USD 1 Month + 0.95%), 1.35%,
06/15/35
(b)
.............. 1,155 1,111,722
Series 2019-LVL, Class D, 4.44%,
08/15/38 ............... 3,140 2,807,793
Series 2020-AGC, Class A, (LIBOR
USD 1 Month + 2.55%), 3.02%,
08/18/25
(b)
.............. 33,024 33,067,163
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 3.95%, 05/10/39
(a)
(b)
...................... 7,856 6,527,291

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
One New York Plaza Trust, Series
2020-1NYP, Class D, (LIBOR USD 1
Month + 2.75%), 3.15%, 01/15/36
(a)(b)
USD 1,660 $ 1,635,070
PKHL Commercial Mortgage Trust
(a)(b)
Series 2021-MF, Class F, (LIBOR
USD 1 Month + 3.35%), 3.75%,
07/15/38 ............... 3,276 3,152,286
Series 2021-MF, Class G, (LIBOR
USD 1 Month + 4.35%), 4.75%,
07/15/38 ............... 3,533 3,402,344
SG Commercial Mortgage Securities
Trust, Series 2019-PREZ, Class D,
3.48%, 09/15/39
(a)(b)
.......... 4,690 4,206,487
SMRT, Series 2022-MINI, Class
E, (TSFR1M + 2.70%), 3.00%,
01/15/24
(a)(b)
............... 3,153 3,097,664
SREIT Trust, Series 2021-MFP2, Class
J, (LIBOR USD 1 Month + 3.92%),
4.31%, 11/15/36
(a)(b)
.......... 2,748 2,687,758
STWD Trust
(a)(b)
Series 2021-FLWR, Class E, (LIBOR
USD 1 Month + 1.92%), 2.32%,
07/15/36 ............... 3,122 2,989,113
Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%),
4.07%, 07/15/23 .......... 7,524 7,184,933
TPGI Trust
(a)(b)
Series 2021-DGWD, Class F,
(LIBOR USD 1 Month + 3.00%),
3.40%, 06/15/26 .......... 3,413 3,316,610
Series 2021-DGWD, Class G,
(LIBOR USD 1 Month + 3.85%),
4.25%, 06/15/26 .......... 2,370 2,299,917
UBS-Barclays Commercial Mortgage
Trust, Series 2012-C3, Class D,
5.05%, 08/10/49
(a)(b)
.......... 1,000 999,716
VCC Trust, Series 2020-MC1, Class A,
4.50%, 06/25/45
(a)(b)
.......... 1,413 1,413,254
Velocity Commercial Capital Loan
Trust
(a)
Series 2017-2, Class M3, (LIBOR
USD 3 Month + 0.00%), 4.24%,
11/25/47
(b)
.............. 836 811,618
Series 2017-2, Class M4, 5.00%,
11/25/47
(b)
.............. 505 491,363
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 505 497,334
Series 2020-1, Class M1, 2.80%,
02/25/50
(b)
.............. 1,493 1,425,024
Series 2020-1, Class M2, 2.98%,
02/25/50
(b)
.............. 1,640 1,557,881
Series 2020-1, Class M3, 3.19%,
02/25/50
(b)
.............. 719 674,373
Series 2020-1, Class M4, 3.54%,
02/25/50
(b)
.............. 1,113 1,031,115
Series 2020-1, Class M5, 4.29%,
02/25/50
(b)
.............. 1,248 1,157,881
Series 2021-4, Class M4, 4.48%,
12/26/51
(b)
.............. 2,414 2,247,916
Wells Fargo Commercial Mortgage
Trust
Series 2013-BTC, Class F, 3.55%,
04/16/35
(a)(b)
............. 8,491 7,973,072
Series 2015-P2, Class D, 3.24%,
12/15/48
(a)
.............. 887 734,350
Security
Par (000)
Par (000) Value
United States (continued)
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(b)
.............. USD 1,470 $ 1,528,228
Series 2017-C39, Class D, 4.34%,
09/15/50
(a)(b)
............. 1,553 1,386,646
Series 2017-HSDB, Class A, (LIBOR
USD 1 Month + 0.85%), 1.24%,
12/13/31
(a)(b)
............. 3,928 3,880,420
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)(b)
............. 4,292 4,283,280
Series 2018-C44, Class D, 3.00%,
05/15/51
(a)
.............. 948 767,878
Series 2018-C45, Class C, 4.73%,
06/15/51 ............... 1,450 1,442,639
Series 2020-SDAL, Class D, (LIBOR
USD 1 Month + 2.09%), 2.49%,
02/15/37
(a)(b)
............. 3,010 2,889,458
Series 2020-SDAL, Class E, (LIBOR
USD 1 Month + 2.74%), 3.14%,
02/15/37
(a)(b)
............. 2,560 2,424,229
Series 2021-FCMT, Class D, (LIBOR
USD 1 Month + 3.50%), 3.90%,
05/15/31
(a)(b)
............. 750 736,856
WFRBS Commercial Mortgage Trust,
Series 2014-C24, Class B, 4.20%,
11/15/47
(b)
................ 1,770 1,683,338
1,468,888,956
1,573,341,366
Interest Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
(b)
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
2.14%, 07/25/47 ............ 15,837 65,344
JP Morgan Mortgage Trust
(a)
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 71,047 1,805,181
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... 44,724 600,114
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... 15,746 959,044
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... 7,736 196,567
Series 2021-INV7, Class AX1,
0.27%, 02/25/52 .......... 139,253 1,576,374
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 5.86%,
09/25/35
(a)
................ 1,784 129,612
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO, 2.13%,
07/25/56
(a)
................ 8,316 772,839
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, (LIBOR
USD 1 Month + 0.25%), 9.20%,
02/25/38
(a)
................ 29,908 8,941,525
15,046,600
Interest Only Commercial Mortgage-Backed Securities — 0.2%
United States — 0.2%
(b)
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.15%, 06/05/37
(a)
25,000 215,665
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.56%, 12/15/35
(a)
.... 19,140 351,219

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Banc of America Commercial Mortgage
Trust
Series 2017-BNK3, Class XB,
0.60%, 02/15/50 .......... USD 31,555 $ 852,720
Series 2017-BNK3, Class XD,
1.26%, 02/15/50
(a)
......... 12,290 653,951
BANK, Series 2019-BN20, Class XB,
0.38%, 09/15/62 ............ 86,048 2,104,416
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 0.99%, 04/15/53 .. 2,706 192,557
BBCMS Trust
(a)
Series 2015-SRCH, Class XA,
0.93%, 08/10/35 .......... 70,196 2,671,647
Series 2015-SRCH, Class XB,
0.19%, 08/10/35 .......... 42,790 450,579
Benchmark Mortgage Trust
Series 2019-B9, Class XA, (LIBOR
USD 1 Month + 0.00%), 1.04%,
03/15/52 ............... 32,742 1,872,857
Series 2020-B17, Class XB, (LIBOR
USD 1 Month + 0.00%), 0.53%,
03/15/53 ............... 13,340 446,356
Series 2021-B23, Class XA, 1.28%,
02/15/54 ............... 48,178 3,977,107
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.70%,
05/10/58 ................. 18,700 497,981
Commercial Mortgage Trust
Series 2013-CR6, Class XA, 1.00%,
03/10/46 ............... 20,177 59,676
Series 2015-CR25, Class XA,
0.82%, 08/10/48 .......... 15,134 345,526
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(a)
......... 8,680 743,513
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB,
0.13%, 11/15/50 .......... 32,800 418,508
Series 2019-C16, Class XA, 1.56%,
06/15/52 ............... 69,263 6,087,880
Series 2019-C17, Class XA, 1.36%,
09/15/52 ............... 28,427 2,105,700
Series 2019-C17, Class XB, 0.56%,
09/15/52 ............... 41,829 1,500,406
CSMC OA LLC, Series 2014-USA,
Class X2, 0.04%, 09/15/37
(a)
.... 598,765 1,598,703
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.29%, 04/10/37
(a)
. 52,590 1,025,505
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, (LIBOR USD 1 Month
+ 0.00%), 1.00%, 06/10/50 ..... 15,440 639,216
GS Mortgage Securities Corp. II, Series
2005-ROCK, Class X1, 0.21%,
05/03/32
(a)
................ 24,000 186,497
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA,
0.83%, 11/10/52 .......... 16,265 839,699
Series 2020-GSA2, Class XA,
1.73%, 12/12/53
(a)
......... 32,185 3,561,382
JPMBB Commercial Mortgage
Securities Trust
Series 2014-C22, Class XA, 0.82%,
09/15/47 ............... 6,791 105,314
Series 2015-C27, Class XD, 0.50%,
02/15/48
(a)
.............. 31,775 377,169
Security
Par (000)
Par (000) Value
United States (continued)
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)
.... USD 14,670 $ 417,425
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2016-JP3, Class XC, 0.75%,
08/15/49
(a)
................ 37,589 1,050,083
Ladder Capital Commercial Mortgage
Trust, Series 2013-GCP, Class XA,
1.17%, 02/15/36
(a)
........... 6,122 330,560
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.79%,
03/10/50
(a)
................ 7,203 185,736
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)
Series 2014-C19, Class XD, 1.18%,
12/15/47 ............... 51,913 1,486,098
Series 2014-C19, Class XF, 1.18%,
12/15/47 ............... 13,486 380,845
Series 2015-C21, Class XB, 0.28%,
03/15/48 ............... 15,696 136,561
Series 2015-C26, Class XD, 1.32%,
10/15/48 ............... 18,660 773,084
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.16%,
06/15/50
(a)
.............. 8,870 843,368
Series 2019-H6, Class XB, 0.72%,
06/15/52 ............... 53,695 2,402,314
Series 2019-L2, Class XA, 1.02%,
03/15/52 ............... 22,635 1,285,323
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.38%,
05/10/39
(a)
................ 99,000 1,808,730
One Market Plaza Trust
(a)
Series 2017-1MKT, Class XCP,
0.00%, 02/10/32 .......... 152,049 4,561
Series 2017-1MKT, Class XNCP,
0.09%, 02/10/32
(c)
......... 30,410 30,410
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.48%,
10/15/52 ............... 68,599 5,769,321
Series 2019-C18, Class XA, 1.03%,
12/15/52 ............... 70,767 3,939,826
Wells Fargo Commercial Mortgage
Trust
Series 2016-BNK1, Class XD,
1.25%, 08/15/49
(a)
......... 9,764 439,282
Series 2019-C50, Class XA, 1.41%,
05/15/52 ............... 52,517 3,927,906
Series 2021-C59, Class XA, 1.55%,
04/15/54 ............... 38,170 3,828,239
62,921,421
Principal Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B, 0.00%,
07/25/56
(a)(m)
............... 4,078 1,199,160
Total Non-Agency Mortgage-Backed Securities — 6.9%
(Cost: $3,224,059,277) ........................... 3,098,709,882

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Preferred Securities
Capital Trusts — 0.1%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA ,
(EUR Swap Annual 5 Year + 6.46%),
6.00%
(b)(d)(o)
................ EUR 2,000 $ 2,309,297
United States — 0.1%
(b)(o)
Ally Financial, Inc., Series B , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%),
4.70% ................... USD 14,205 13,371,308
AT&T, Inc., Series B , (EURIBOR Swap
Rate 5 Year + 3.14%), 2.87% .... EUR 16,300 17,534,159
Bank of America Corp.
Series RR, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.76%), 4.38% ...... USD 7,923 7,446,035
Series JJ, (LIBOR USD 3 Month +
3.29%), 5.12% ........... 5,000 5,037,500
Charles Schwab Corp. (The), Series
I , (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year +
3.17%), 4.00% ............. 5,040 4,825,800
Citigroup, Inc., Series V , (SOFR +
3.23%), 4.70% ............. 10,275 9,838,313
Edison International, Series A , (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%),
5.38% ................... 9,657 9,316,591
General Motors Financial Co., Inc.,
Series C , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.00%), 5.70% ........ 5,000 5,238,500
Goldman Sachs Group, Inc. (The),
Series T , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.97%), 3.80% ........ 6,171 5,719,746
JPMorgan Chase & Co., Series HH ,
(SOFR + 3.13%), 4.60% ....... 1,807 1,741,496
Vistra Corp. , (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 5.74%), 7.00%
(a)
....... 5,140 5,005,075
85,074,523
Total Capital Trusts — 0.1%
(Cost: $92,541,775) .............................. 87,383,820
Shares
Shares
Preferred Stocks — 0.8%
Brazil — 0.0%
Neon Payments Ltd.
(c)
........... 28,089 17,103,392
China — 0.1%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $32,872,254)
(c)(i)
... 300,000 48,332,270
Germany — 0.1%
Caresyntax, Inc.
(c)
............. 27,266 3,079,695
Porsche Automobil Holding SE
(Preference) ............... 99,754 9,595,737
Volkswagen AG (Preference) ...... 45,569 7,831,094
Security
Shares
Shares Value
Germany (continued)
Volocopter Gmbh (Acquired 03/03/21,
cost $11,751,352)
(c)(i)
......... 2,211 $ 12,908,899
33,415,425
Israel — 0.0%
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $8,210,225)
(c)(i)
... 1,350,837 7,807,838
Jersey, Channel Islands — 0.1%
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $7,500,000)
(c)(i)
... 877,193 17,543,860
United States — 0.5%
10X Future Technologies Holding
Ltd., (Acquired 05/13/21, cost
$16,122,436)
(c)(i)
............. 425,677 9,523,016
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(a)(n)
............. 14,146 15,772,790
Breeze Aviation Group, Inc., Series
B (Acquired 07/30/21, cost
$13,089,026)
(c)(i)
............. 24,234 12,317,415
Cruise, Series G (Acquired 03/25/21,
cost $7,513,940)
(c)(i)
.......... 285,159 6,892,293
Dream Finders Homes, Inc., 9.00%
(c)
58,891 58,375,704
Exo Imaging, Inc., Series C (Acquired
06/24/21, cost $5,879,165)
(c)(i)
... 1,003,613 5,048,173
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$6,250,011)
(c)(i)
............. 189,070 10,642,750
Farmer's Business Network,
Inc., (Acquired 09/15/21, cost
$1,777,651)
(c)(i)
............. 28,599 1,609,838
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $8,237,574)
(c)(i)
... 4,516,957 26,017,672
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $1,779,219)
(c)(i)
... 297,096 1,711,273
Lessen, Inc., Series B
(c)
.......... 486,808 13,932,445
Loadsmart, Inc., (Acquired 01/27/22,
cost $2,351,580)
(c)(i)
.......... 117,579 2,351,580
MNTN Digital, Series D (Acquired
11/05/21, cost $6,262,132)
(c)(i)
... 272,678 5,344,489
Mythic AL, Inc., Series C (Acquired
01/26/21, cost $4,357,643)
(c)(i)
... 634,291 3,837,461
Noodle Partners, Inc., Series
C (Acquired 08/26/21, cost
$7,700,677)
(c)(i)
............. 862,850 6,557,660
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $3,512,029)
(c)(i)
... 133,913 3,450,938
Relativity Space, Inc., Series
E (Acquired 05/27/21, cost
$5,860,925)
(c)(i)
............. 256,663 5,348,857
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $2,440,004)
(c)(i)
... 162,454 2,220,746
Ursa Major Technologies, Inc.,
(Acquired 09/13/21, cost
$7,831,305)
(c)(i)
............. 1,312,920 6,354,533
Verge Genomics, Series B (Acquired
11/05/21, cost $7,544,038)
(c)(i)
... 1,416,243 7,237,002

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
United States (continued)
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$6,249,999)
(c)(i)
............. 396,483 $ 7,711,594
212,258,229
Total Preferred Stocks — 0.8%
(Cost: $298,237,717) ............................. 336,461,014
Total Preferred Securities — 0.9%
(Cost: $390,779,492) ............................. 423,844,834
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
(b)
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
Series 2015-DN1, Class B,
(LIBOR USD 1 Month +
11.50%), 11.96% ,  01/25/25 . USD 1,002 1,014,974
Series 2015-HQ2, Class B,
(LIBOR USD 1 Month +
7.95%), 8.41% ,  05/25/25 .. 1,546 1,565,203
Series 2017-DNA3, Class B1,
(LIBOR USD 1 Month +
4.45%), 4.91% ,  03/25/30 .. 5,034 5,247,907
Series 2017-HRP1, Class M2,
(LIBOR USD 1 Month +
2.45%), 2.91% ,  12/25/42 .. 1,114 1,116,615
Series 2020-HQA5, Class
B1, (SOFR30A + 4.00%),
4.10% ,  11/25/50
(a)
....... 4,120 4,016,927
Federal Home Loan Mortgage Corp.
Variable Rate Notes, Series 2018-
W5FX, Class CFX, (LIBOR USD 1
Month + 0.00%), 3.42%, 04/25/28
(a)
10,630 10,048,254
23,009,880
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(b)
Series 2017-KGX1, Class BFX,
3.59% ,  10/25/27
(a)
....... 2,746 2,619,103
Series 2018-K732, Class B,
4.06% ,  05/25/25
(a)
....... 3,885 3,916,090
Series 2018-K80, Class B,
4.23% ,  08/25/50
(a)
....... 4,180 4,194,976
Series 2018-SB53, Class A10F,
3.62% ,  06/25/28 ........ 3,287 3,321,191
14,051,360
Interest Only Collateralized Mortgage Obligations — 0.4%
Federal Home Loan Mortgage Corp.
Series 4940, Class PI,
4.00% ,  07/25/49
(c)
....... 13,204 1,683,538
Series 4995, Class BI,
4.50% ,  06/25/50 ........ 14,238 2,565,648
Series 5014, Class DI,
4.00% ,  09/25/50
(c)
....... 10,685 1,822,901
Series 5018, Class CI,
4.50% ,  10/25/50 ........ 15,241 2,929,417
Series 5029, Class GI,
2.00% ,  10/25/50 ........ 19,057 2,305,864
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 5057, Class TI,
3.00% ,  11/25/50 ........ USD 33,427 $ 5,072,299
Series 5082, Class IW,
3.00% ,  03/25/51
(c)
....... 25,672 3,594,050
Series 5097, Class ID,
2.50% ,  04/25/51 ........ 34,895 5,060,340
Series 5100, Class MI,
3.50% ,  09/25/48 ........ 33,694 5,863,069
Series 5129, 3.00% ,  09/25/50
(c)
20,912 2,553,311
Series 5139, Class IG,
3.00% ,  09/25/51 ........ 50,486 6,233,279
Series 5142, Class IP,
3.00% ,  09/25/51 ........ 22,009 2,603,371
Series 5142, Class PI,
3.00% ,  09/25/51 ........ 28,508 4,099,720
Series 5145, Class HI,
3.00% ,  09/25/51 ........ 19,569 2,339,320
Series 5155, Class JI,
3.00% ,  10/25/51 ........ 34,085 4,246,297
Series 5155, Class KI,
3.00% ,  10/25/51
(c)
....... 18,704 2,337,965
Series 5155, Class NI,
3.00% ,  10/25/51 ........ 52,708 6,584,789
Series 5167, Class MI,
3.00% ,  11/25/51
(c)
....... 21,232 2,533,021
Series 5184, Class PI,
3.00% ,  01/25/52 ........ 37,153 4,070,954
Federal National Mortgage Association
Series 2020-32, Class PI,
4.00% ,  05/25/50 ........ 32,291 5,333,765
Series 2020-77, Class HI,
4.00% ,  11/25/50 ........ 140,758 23,931,789
Series 2021-31, Class IB,
4.00% ,  06/25/51 ........ 40,475 7,079,578
Series 2021-50, 4.00% ,  08/25/51 59,328 10,261,015
Government National Mortgage
Association
Series 2020-144,
2.50% ,  09/20/50 ........ 32,948 4,021,122
Series 2020-146, Class DI,
2.50% ,  10/20/50 ........ 28,152 3,384,147
Series 2020-151, Class MI,
2.50% ,  10/20/50 ........ 138,956 17,743,813
Series 2020-175, Class DI,
2.50% ,  11/20/50 ........ 9,835 1,183,254
Series 2020-185, Class MI,
2.50% ,  12/20/50 ........ 34,848 4,611,505
Series 2021-15, Class GI,
3.50% ,  01/20/51 ........ 20,772 3,039,990
Series 2021-161, Class IB,
4.00% ,  09/20/51
(c)
....... 15,264 1,988,877
Series 2021-176, Class IA,
3.50% ,  10/20/51 ........ 36,535 3,789,851
Series 2021-199, Class KI,
3.50% ,  11/20/51
(c)
....... 18,976 2,184,160
Series 2021-209, Class TJ,
3.50% ,  11/20/51
(c)
....... 15,989 1,966,654
Series 2021-214, Class AI,
4.00% ,  12/20/51 ........ 35,893 4,622,995
Series 2021-215, Class LI,
3.00% ,  12/20/51 ........ 25,669 2,827,563
Series 2021-221, Class AI,
3.50% ,  12/20/51 ........ 34,586 3,878,159
Series 2021-221, Class CI,
3.00% ,  12/20/51 ........ 16,745 2,148,754

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2021-78, Class IC,
4.00% ,  05/20/51
(c)
....... USD 25,015 $ 3,439,529
175,935,673
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.,
Series 2019-KW08, Class X2A,
0.10%, 01/25/29
(a)
........... 266,000 1,430,737
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KL06, Class
XFX, 1.36%, 12/25/29 ........ 11,610 909,779
Government National Mortgage
Association Variable Rate Notes
(b)
Series 2009-80, 0.65% ,  09/16/51 3,534 337,526
Series 2013-30, 0.60% ,  09/16/53 12,674 197,373
Series 2013-78, 0.31% ,  10/16/54 13,757 213,102
Series 2015-173,
0.67% ,  09/16/55 ........ 10,142 303,323
Series 2015-22, 0.54% ,  03/16/55 10,474 225,400
Series 2015-37, 0.67% ,  10/16/56 2,519 83,164
Series 2015-48, 0.68% ,  02/16/50 2,894 80,813
Series 2016-125,
0.82% ,  12/16/57 ........ 12,989 558,797
Series 2016-36, 0.73% ,  08/16/57 2,974 105,485
Series 2016-96, 0.76% ,  12/16/57 10,406 426,110
4,871,609
Mortgage-Backed Securities — 25.9%
Uniform Mortgage-Backed Securities
2.00% ,  04/25/37
(v)
......... 646,393 627,783,953
6.00% ,  03/01/38 .......... 1 1,339
4.50% ,  09/01/43 - 07/01/51 ... 240,611 249,878,042
4.00% ,  09/01/44 - 05/01/52 ... 1,278,736 1,306,416,824
3.50% ,  01/01/48 - 04/01/52 ... 1,263,943 1,272,445,370
3.00% ,  10/01/50 - 02/01/52 ... 847,008 835,810,045
3.50% ,  01/01/51
(w)
......... 559,731 561,217,537
2.50% ,  04/25/52
(v)
......... 130,601 124,601,517
3.00% ,  04/25/52
(v)
......... 1,302,033 1,273,551,028
3.50% ,  04/25/52
(v)
......... 354,341 354,950,024
4.00% ,  04/25/52 - 05/25/52
(v)
.. 4,931,567 5,026,625,445
4.50% ,  04/25/52
(v)
......... 54,106 56,067,446
11,689,348,570
Total U.S. Government Sponsored Agency Securities
—
26.4%
(Cost: $12,038,335,842) ........................... 11,907,217,092
U.S. Treasury Obligations
U.S. Treasury Bonds
1.88%, 02/15/41 - 11/15/51 ..... 483,371 424,701,476
1.75%, 08/15/41 ............ 83,186 72,098,693
2.38%, 02/15/42 ............ 59,969 57,841,975
1.38%, 08/15/50 ............ 75,000 57,726,562
1.63%, 11/15/50 ............ 255,000 208,960,628
2.38%, 05/15/51
(w) (x)
.......... 590,000 578,153,909
2.25%, 02/15/52
(w)
........... 747,000 716,419,687
U.S. Treasury Inflation Linked Notes
0.50%, 04/15/24 ............ 397,975 418,278,409
0.13%, 04/15/26 - 01/15/30 ..... 702,607 737,453,816
U.S. Treasury Notes
0.50%, 11/30/23 ............ 1,575,000 1,530,887,699
0.75%, 12/31/23 - 08/31/26 ..... 3,045,000 2,848,899,610
2.63%, 12/31/23 ............ 65 65,414
0.88%, 01/31/24 ............ 450,000 438,539,063
1.50%, 02/29/24 - 11/30/28 ..... 2,405,000 2,358,437,114
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.13%, 03/31/24 ............ USD 4,950 $ 4,929,311
1.13%, 02/28/25 ............ 32,000 30,761,250
0.88%, 06/30/26
(j)
........... 1,685,000 1,573,763,680
0.63%, 07/31/26 - 11/30/27 ..... 510,000 468,602,346
1.63%, 10/31/26 - 05/15/31 ..... 5,670 5,437,089
1.25%, 11/30/26 - 08/15/31 ..... 600,000 565,826,170
2.50%, 03/31/27 ............ 750,000 751,640,625
1.38%, 10/31/28 ............ 270,000 252,407,812
3.13%, 11/15/28 ............ 2,000 2,082,422
1.88%, 02/28/29 ............ 150,000 144,796,875
2.38%, 05/15/29 ............ 1,000 997,109
1.88%, 02/15/32
(x)
........... 850,000 816,265,625
Total U.S. Treasury Obligations — 33.4%
(Cost: $15,655,541,469) ........................... 15,065,974,369
Shares
Shares
Warrants
Germany — 0.0%
468 Spac I SE (Issued/exercisable
04/29/21, 1 share for 1 warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(g)
.................. 196,295 162,864
Israel — 0.0%
Innovid Corp. (Issued/exercisable
01/28/21, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.50)
(g)
.................. 3,266 3,299
Luxembourg — 0.0%
HomeToGo SE (Issued/exercisable
02/18/21, 1 share for 1 warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(g)
.................. 141,430 78,228
Netherlands — 0.0%
Climate Transition Capital Acquisition
I BV (Issued/exercisable 06/29/21,
1 share for 1 warrant, Expires
06/29/26, Strike Price EUR 11.50)
(g)
155,663 25,830
United Kingdom — 0.0%
(g)
Genius Sports Ltd. (Issued/exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50) ................... 821,280 862,344
Hedosophia European Growth (Issued/
exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50) ............ 274,529 264,217
1,126,561
United States — 0.0%
(g)
Altus Power, Inc. (Issued/exercisable
01/22/21, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.00) ................... 113,591 184,017
ArcLight Clean Transition Corp. II
(Issued/exercisable 02/04/21,
1 share for 1 warrant, Expires
02/04/23, Strike Price USD 11.50) 48,870 64,997

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
United States (continued)
Aurora Innovation, Inc. (Issued/
exercisable 05/04/21, 1 share for
1 warrant, Expires 12/31/28, Strike
Price USD 11.50) ............ 45,680 $ 68,977
California Resources Corp. (Issued/
exercisable 10/23/20, 1 share for
1 warrant, Expires 10/27/24, Strike
Price USD 36.00) ........... 12,137 174,651
Cano Health, Inc. (Issued/exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 178,770 282,457
Chesapeake Energy Corp. (Issued/
exercisable 02/09/21, 1 share for
1 warrant, Expires 02/09/26, Strike
Price USD 34.61) ........... 7,127 396,760
Climate Real Impact Solutions
II Acquisition Corp. (Issued/
exercisable 07/06/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 19,111 8,791
Crown PropTech Acquisitions (Issued/
exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 11.50)
(c)
........... 333,560 66,712
Embark Technology, Inc. (Issued/
exercisable 12/28/20, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 31,812 35,630
EVgo, Inc. (Issued/exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 213,790 840,195
Gores Holdings VIII, Inc. (Issued/
exercisable 01/28/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 85,171 111,574
Highland Transcend Partners I Corp.
(Issued/exercisable 03/23/22,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 23,823 7,399
Hippo Holdings, Inc. (Issued/
exercisable 01/04/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 7,405 2,519
Hyzon Motors, Inc. (Issued/exercisable
12/10/20, 1 share for 1 warrant,
Expires 10/02/25, Strike Price USD
11.50)
(h)
.................. 338,374 575,236
Kinsey Interests, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 10.00)
(c)
.......... 469,648 79,840
Latch, Inc. (Issued/exercisable
06/04/21, 1 share for 1 warrant,
Expires 12/31/26, Strike Price USD
11.50) ................... 164,855 108,804
Lightning eMotors, Inc. (Issued/
exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 375,043 514,117
Offerpad Solutions, Inc. (Issued/
exercisable 10/13/20, 1 share for
1 warrant, Expires 10/13/25, Strike
Price USD 11.50) ............ 369,311 299,142
Security
Shares
Shares Value
United States (continued)
Pear Therapeutics, Inc. (Issued/
exercisable 03/23/21, 1 share for
1 warrant, Expires 12/01/26, Strike
Price USD 11.50) ............ 111,845 $ 88,581
Proof Acquisition Corp. I (Issued/
exercisable 09/27/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 11.50)
(c)
........... 446,489 93,763
Sarcos Technology & Robotics Corp.
(Issued/exercisable 01/15/21,
1 share for 1 warrant, Expires
06/15/27, Strike Price USD 11.50) 128,364 115,527
Sarcos Technology & Robotics Corp.
(Issued/exercisable 12/21/20,
1 share for 1 warrant, Expires
06/15/27, Strike Price USD 11.50) 505,097 535,403
Science Strategic Acquisition Corp.
Alpha (Issued/exercisable 01/22/21,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 96,812 21,337
Sonder Holdings, Inc. (Issued/
exercisable 01/19/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 12.50)
(c)
.......... 498,240 199,296
Target Hospitality Corp. (Issued/
exercisable 03/05/18, 1 share for
1 warrant, Expires 03/15/24, Strike
Price USD 11.50) ............ 22,811 11,406
Tishman Speyer Innovation Corp.
II (Issued/exercisable 01/27/21,
1 share for 1 warrant, Expires
12/31/27, Strike Price USD 11.50) 35,055 13,321
TPB Acquisition Corp. I (Issued/
exercisable 02/19/21, 1 share for
1 warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 147,996 65,118
TPG Pace Beneficial Finance Corp.
(Issued/exercisable 11/17/20,
1 share for 1 warrant, Expires
10/09/27, Strike Price USD 11.50) 95,550 61,152
Volta, Inc. (Issued/exercisable 10/22/20,
1 share for 1 warrant, Expires
08/26/26, Strike Price USD 11.50) 220,210 209,199
5,235,921
Total Warrants — 0.0%
(Cost: $33,406,142) .............................. 6,632,703
Total Long-Term Investments — 114.1%
(Cost: $53,723,148,659) ........................... 51,530,191,090

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Borrowed Bond Agreements
(y)(z)
Barclays Bank plc, (1.95)%, Open
(Purchased on 01/18/22 to be
repurchased at EUR 2,744,259,
collateralized by Engie SA, 1.50%,
par and fair value of EUR 2,800,000
and $2,764,519, respectively)
(o)
.. EUR 2,754 $ 3,046,577
Barclays Bank plc, (1.30)%, Open
(Purchased on 02/22/22 to be
repurchased at EUR 1,616,123,
collateralized by Wendel SE, 1.00%,
due at 06/01/31, par and fair value
of EUR 1,700,000 and $1,722,062,
respectively) ............... 1,618 1,790,411
Barclays Bank plc, (1.08)%, Open
(Purchased on 02/09/22 to be
repurchased at EUR 10,555,817,
collateralized by Portuguese
Republic, 0.30%, due at 10/17/31,
par and fair value of EUR 11,332,000
and $11,355,132, respectively) ... 10,570 11,693,228
Barclays Bank plc, (1.00)%, Open
(Purchased on 01/04/22 to be
repurchased at EUR 39,687,711,
collateralized by Kingdom of Spain,
0.50%, due at 10/31/31, par and
fair value of EUR 40,000,000 and
$40,850,891, respectively) ..... 39,774 43,999,545
Barclays Bank plc, (0.85)%, Open
(Purchased on 03/25/22 to be
repurchased at EUR 3,702,433,
collateralized by Banco Bilbao
Vizcaya Argentaria SA, 0.13%, due
at 03/24/27, par and fair value of
EUR 3,900,000 and $4,097,448,
respectively)
(d)
.............. 3,702 4,095,722
Barclays Bank plc, (0.78)%, Open
(Purchased on 03/25/22 to be
repurchased at EUR 2,245,746,
collateralized by Infineon
Technologies AG, 2.00%, due
at 06/24/32, par and fair value of
EUR 2,200,000 and $2,456,919,
respectively)
(d)
.............. 2,246 2,484,299
Barclays Bank plc, (0.78)%, Open
(Purchased on 03/25/22 to be
repurchased at EUR 5,554,034,
collateralized by easyJet FinCo. BV,
1.88%, due at 03/03/28, par and
fair value of EUR 5,900,000 and
$6,145,131, respectively)
(d)
..... 5,554 6,144,008
Barclays Bank plc, (0.10)%, Open
(Purchased on 03/01/22 to be
repurchased at USD 8,690,868,
collateralized by Owens-Brockway
Glass Container, Inc., 6.63%, due
at 05/13/27, par and fair value of
USD 8,219,000 and $8,136,810,
respectively) ............... USD 8,692 8,691,593
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, 0.05%, Open
(Purchased on 03/02/22 to be
repurchased at USD 2,705,096,
collateralized by HCA, Inc., 3.50%,
due at 09/01/30, par and fair value
of USD 2,722,000 and $2,629,626,
respectively) ............... USD 2,705 $ 2,704,988
Barclays Bank plc, 0.10%, Open
(Purchased on 02/14/22 to be
repurchased at USD 7,086,136,
collateralized by Sprint Capital
Corp., 6.88%, due at 11/15/28, par
and fair value of USD 6,030,000 and
$6,986,901, respectively) ...... 7,085 7,085,250
Barclays Bank plc, 0.15%, Open
(Purchased on 02/18/22 to be
repurchased at USD 5,437,741,
collateralized by NRG Energy, Inc.,
3.88%, due at 02/15/32, par and
fair value of USD 5,950,000 and
$5,236,000, respectively) ...... 5,437 5,436,813
Barclays Bank plc, 0.15%, Open
(Purchased on 03/21/22 to be
repurchased at USD 3,246,280,
collateralized by Park River
Holdings, Inc., 5.63%, due
at 02/01/29, par and fair value of
USD 3,983,000 and $3,217,189,
respectively) ............... 3,246 3,246,145
Barclays Bank plc, 0.15%, Open
(Purchased on 01/07/22 to be
repurchased at USD 5,419,605,
collateralized by Uber Technologies,
Inc., 4.50%, due at 08/15/29, par
and fair value of USD 5,305,000 and
$4,973,438, respectively) ...... 5,418 5,417,731
Barclays Bank plc, 0.15%, Open
(Purchased on 01/11/22 to be
repurchased at USD 3,089,817,
collateralized by CommScope, Inc.,
8.25%, due at 03/01/27, par and
fair value of USD 2,970,000 and
$2,888,325, respectively) ...... 3,089 3,088,800
Barclays Bank plc, 0.15%, Open
(Purchased on 03/17/22 to be
repurchased at USD 2,855,435,
collateralized by Minerva Merger
Sub, Inc., 6.50%, due at 02/15/30,
par and fair value of USD 2,955,000
and $2,866,719, respectively) ... 2,855 2,855,269
BNP Paribas SA, (1.40)%, Open
(Purchased on 10/12/21 to be
repurchased at EUR 1,747,667,
collateralized by Telenet Finance
Luxembourg Notes SARL, 3.50%,
due at 03/01/28, par and fair value
of EUR 1,700,000 and $1,834,869,
respectively) ............... EUR 1,758 1,944,980
BNP Paribas SA, (1.40)%, Open
(Purchased on 10/11/21 to be
repurchased at EUR 4,325,294,
collateralized by Telenet Finance
Luxembourg Notes SARL, 3.50%,
due at 03/01/28, par and fair value
of EUR 4,200,000 and $4,533,207,
respectively) ............... 4,351 4,813,794

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
BNP Paribas SA, (1.40)%, Open
(Purchased on 03/07/22 to be
repurchased at EUR 2,792,116,
collateralized by OMV AG, 0.75%,
due at 06/16/30, par and fair value
of EUR 2,850,000 and $2,948,024,
respectively) ............... EUR 2,795 $ 3,091,837
BNP Paribas SA, (0.90)%, Open
(Purchased on 03/10/22 to be
repurchased at EUR 779,684,
collateralized by Infrastrutture
Wireless Italiane SpA, 1.63%, due
at 10/21/28, par and fair value
of EUR 825,000 and $853,585,
respectively) ............... 780 862,935
BNP Paribas SA, (0.75)%, Open
(Purchased on 12/02/21 to be
repurchased at EUR 713,954,
collateralized by SES SA, 2.00%,
due at 07/02/28, par and fair value
of EUR 680,000 and $732,862,
respectively) ............... 716 791,984
BNP Paribas SA, (0.70)%, Open
(Purchased on 03/04/22 to be
repurchased at EUR 5,436,126,
collateralized by Iliad Holding SASU,
5.63%, due at 10/15/28, par and
fair value of EUR 5,400,000 and
$5,953,702, respectively) ...... 5,439 6,016,821
BNP Paribas SA, (0.66)%, Open
(Purchased on 03/15/22 to be
repurchased at EUR 37,662,539,
collateralized by Kingdom of Spain,
0.70%, due at 04/30/32, par and
fair value of EUR 40,000,000 and
$41,213,123, respectively) ..... 37,674 41,676,862
BNP Paribas SA, (0.64)%, Open
(Purchased on 02/04/22 to be
repurchased at EUR 10,547,108,
collateralized by Kingdom of Spain,
0.50%, due at 10/31/31, par and
fair value of EUR 11,104,000 and
$11,340,208, respectively) ...... 10,558 11,679,683
BNP Paribas SA, (0.63)%, Open
(Purchased on 02/09/22 to be
repurchased at EUR 10,623,023,
collateralized by Kingdom of Spain,
0.50%, due at 10/31/31, par and
fair value of EUR 11,232,000 and
$11,470,931, respectively) ...... 10,633 11,762,877
BNP Paribas SA, 0.10%, Open
(Purchased on 03/08/22 to be
repurchased at USD 1,873,463,
collateralized by Uber Technologies,
Inc., 4.50%, due at 08/15/29, par
and fair value of USD 1,985,000 and
$1,860,938, respectively) ...... USD 1,873 1,873,344
BNP Paribas SA, 0.17%, Open
(Purchased on 03/08/22 to be
repurchased at USD 2,548,402,
collateralized by Uber Technologies,
Inc., 4.50%, due at 08/15/29, par
and fair value of USD 2,700,000 and
$2,531,249, respectively) ...... 2,548 2,548,125
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Citigroup Global Markets Ltd.,
(0.85)%, Open (Purchased on
11/23/21 to be repurchased at
EUR 2,478,828, collateralized by
Cie de Saint-Gobain, 1.88%, due
at 03/15/31, par and fair value of
EUR 2,200,000 and $2,444,604,
respectively) ............... EUR 2,487 $ 2,751,330
Citigroup Global Markets Ltd.,
(0.85)%, Open (Purchased on
12/08/21 to be repurchased at EUR
2,338,801, collateralized by Ryanair
DAC, 1.13%, due at 08/15/23, par
and fair value of EUR 2,300,000 and
$2,562,135, respectively) ...... 2,346 2,594,957
Citigroup Global Markets Ltd.,
(0.78)%, Open (Purchased on
11/23/21 to be repurchased at EUR
2,304,920, collateralized by MMS
USA Holdings, Inc., 1.25%, due
at 06/13/28, par and fair value of
EUR 2,200,000 and $2,364,534,
respectively) ............... 2,312 2,557,603
Citigroup Global Markets Ltd.,
0.00%, Open (Purchased on
03/31/22 to be repurchased at
EUR 2,201,562, collateralized by
Cie de Saint-Gobain, 1.88%, due
at 03/15/31, par and fair value of
EUR 2,200,000 and $2,444,605,
respectively) ............... 2,202 2,435,478
Citigroup Global Markets Ltd.,
0.00%, Open (Purchased on
03/31/22 to be repurchased at EUR
2,331,970, collateralized by Ryanair
DAC, 1.13%, due at 08/15/23, par
and fair value of EUR 2,300,000 and
$2,562,135, respectively) ...... 2,332 2,579,742
Citigroup Global Markets Ltd.,
0.00%, Open (Purchased on
03/31/22 to be repurchased at EUR
2,152,194, collateralized by MMS
USA Holdings, Inc., 1.25%, due
at 06/13/28, par and fair value of
EUR 2,200,000 and $2,364,534,
respectively) ............... 2,152 2,380,865
Citigroup Global Markets, Inc.,
0.15%, Open (Purchased on
02/22/22 to be repurchased at
USD 1,881,640, collateralized by
Condor Merger Sub, Inc., 7.38%,
due at 02/15/30, par and fair value
of USD 1,970,000 and $1,889,703,
respectively) ............... USD 1,881 1,881,350
Citigroup Global Markets, Inc.,
0.15%, Open (Purchased on
03/14/22 to be repurchased at
USD 5,296,975, collateralized by
CommScope Technologies LLC,
6.00%, due at 06/15/25, par and
fair value of USD 5,680,000 and
$5,379,585, respectively) ...... 5,297 5,296,600

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Credit Suisse Securities (USA) LLC,
(0.50)%, Open (Purchased on
03/17/22 to be repurchased at
USD 5,049,018, collateralized by
Owens-Brockway Glass Container,
Inc., 6.63%, due at 05/13/27, par
and fair value of USD 5,000,000 and
$4,950,000, respectively) ...... USD 5,050 $ 5,050,000
Deutsche Bank AG, (0.75)%, Open
(Purchased on 02/04/22 to be
repurchased at EUR 5,272,550,
collateralized by Portuguese
Republic, 0.30%, due at 10/17/31,
par and fair value of EUR 5,629,000
and $5,640,490, respectively) ... EUR 5,279 5,839,757
Deutsche Bank AG, 0.64%, Open
(Purchased on 12/03/21 to be
repurchased at GBP 7,585,801,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 3,956,004 and $8,646,028,
respectively) ............... GBP 7,574 9,949,199
Goldman Sachs International,
0.00%, Open (Purchased on
03/31/22 to be repurchased at GBP
30,071,239, collateralized by U.K.
Treasury Inflation Linked Bonds,
0.13%, due at 03/22/46, par and
fair value of GBP 18,333,182 and
$40,068,009, respectively) ..... 30,071 39,503,083
Goldman Sachs International,
0.60%, Open (Purchased on
12/08/21 to be repurchased at GBP
34,945,554, collateralized by U.K.
Treasury Inflation Linked Bonds,
0.13%, due at 03/22/46, par and
fair value of GBP 18,333,182 and
$40,068,009, respectively) ..... 34,896 45,840,508
J.P. Morgan Securities plc,
(1.10)%, Open (Purchased on
03/04/22 to be repurchased at EUR
2,806,197, collateralized by OMV
AG, 0.75%, due at 06/16/30, par
and fair value of EUR 2,850,000 and
$2,948,025, respectively) ...... EUR 2,808 3,106,876
J.P. Morgan Securities plc,
(0.85)%, Open (Purchased on
01/19/22 to be repurchased at EUR
2,082,221, collateralized by Danone
SA, 1.00%, par and fair value of
EUR 2,100,000 and $2,166,314,
respectively)
(o)
.............. 2,086 2,307,676
J.P. Morgan Securities plc,
(0.80)%, Open (Purchased on
01/18/22 to be repurchased at EUR
694,313, collateralized by Danone
SA, 1.00%, par and fair value
of EUR 700,000 and $722,105,
respectively)
(o)
.............. 696 769,427
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
02/08/22 to be repurchased at EUR
2,085,408, collateralized by Enel
Finance International NV, 0.88%,
due at 01/17/31, par and fair value
of EUR 2,200,000 and $2,226,331,
respectively) ............... EUR 2,088 $ 2,309,751
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
02/08/22 to be repurchased at
EUR 2,135,727, collateralized by
Infrastrutture Wireless Italiane SpA,
1.63%, due at 10/21/28, par and
fair value of EUR 2,200,000 and
$2,276,229, respectively) ...... 2,138 2,365,483
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
02/04/22 to be repurchased at EUR
2,192,578, collateralized by Veolia
Environnement SA, 0.93%, due
at 01/04/29, par and fair value of
EUR 2,200,000 and $2,342,728,
respectively) ............... 2,195 2,428,566
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
03/25/22 to be repurchased at EUR
2,143,641, collateralized by WPP
Finance Deutschland GmbH, 1.63%,
due at 03/23/30, par and fair value
of EUR 2,200,000 and $2,366,111,
respectively)
(d)
.............. 2,144 2,371,349
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
03/25/22 to be repurchased at
EUR 2,269,572, collateralized by
Vodafone Group plc, 1.88%, due
at 11/20/29, par and fair value of
EUR 2,200,000 and $2,506,261,
respectively)
(d)
.............. 2,270 2,510,657
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
03/25/22 to be repurchased at
EUR 2,141,859, collateralized by
Volkswagen International Finance
NV, 1.63%, due at 01/16/30, par and
fair value of EUR 2,200,000 and
$2,350,686, respectively)
(d)
..... 2,142 2,369,377
J.P. Morgan Securities plc,
(0.78)%, Open (Purchased on
03/25/22 to be repurchased at EUR
3,381,463, collateralized by Ryanair
DAC, 0.88%, due at 05/25/26, par
and fair value of EUR 3,500,000 and
$3,712,927, respectively)
(d)
..... 3,381 3,740,657
J.P. Morgan Securities plc,
(0.75)%, Open (Purchased on
03/08/22 to be repurchased at
EUR 2,780,110, collateralized by
Iliad Holding SASU, 5.63%, due
at 10/15/28, par and fair value of
EUR 2,800,000 and $3,087,105,
respectively) ............... 2,782 3,077,057

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
0.40%, Open (Purchased on
02/04/22 to be repurchased at GBP
2,223,892, collateralized by Tesco
Corporate Treasury Services plc,
2.75%, due at 04/27/30, par and
fair value of GBP 2,200,000 and
$2,793,376, respectively) ...... GBP 2,223 $ 2,920,057
RBC Capital Markets LLC,
(0.05)%, Open (Purchased on
03/17/22 to be repurchased at USD
6,517,123, collateralized by Carvana
Co., 4.88%, due at 09/01/29, par
and fair value of USD 7,960,000 and
$6,573,647, respectively) ...... USD 6,517 6,517,250
RBC Capital Markets LLC,
0.05%, Open (Purchased on
03/30/22 to be repurchased at
USD 3,350,703, collateralized by
Victors Merger Corp., 6.38%, due
at 05/15/29, par and fair value of
USD 3,983,000 and $3,260,444,
respectively) ............... 3,351 3,350,699
RBC Capital Markets LLC,
0.10%, Open (Purchased on
01/13/22 to be repurchased at
USD 24,000,332, collateralized by
Freeport-McMoRan, Inc., 5.40%,
due at 11/14/34, par and fair value of
USD 19,996,000 and $22,196,560,
respectively) ............... 23,995 23,995,200
RBC Capital Markets LLC,
0.15%, Open (Purchased on
10/08/21 to be repurchased at USD
3,239,997, collateralized by Lumen
Technologies, Inc., Series Y, 7.50%,
due at 04/01/24, par and fair value
of USD 2,930,000 and $3,084,528,
respectively) ............... 3,238 3,237,650
RBC Capital Markets LLC,
0.15%, Open (Purchased on
01/13/22 to be repurchased at
USD 24,602,971, collateralized by
Freeport-McMoRan, Inc., 5.45%,
due at 03/15/43, par and fair value of
USD 19,996,000 and $22,392,320,
respectively) ............... 24,595 24,595,080
RBC Capital Markets LLC,
0.16%, Open (Purchased on
03/15/22 to be repurchased at USD
2,531,930, collateralized by Clarios
Global LP, 8.50%, due at 05/15/27,
par and fair value of USD 2,470,000
and $2,562,625, respectively) ... 2,532 2,531,750
RBC Capital Markets LLC,
0.17%, Open (Purchased on
03/08/22 to be repurchased at USD
7,234,776, collateralized by Carnival
Corp., 5.75%, due at 03/01/27, par
and fair value of USD 7,906,000 and
$7,539,675, respectively) ...... 7,234 7,233,990
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
0.17%, Open (Purchased on
03/08/22 to be repurchased at USD
7,501,632, collateralized by Royal
Caribbean Cruises Ltd., 5.50%,
due at 04/01/28, par and fair value
of USD 7,906,000 and $7,536,869,
respectively) ............... USD 7,501 $ 7,500,817
RBC Europe Ltd., 0.40%, Open
(Purchased on 02/08/22 to be
repurchased at GBP 2,203,304,
collateralized by Anheuser-Busch
InBev SA, 2.25%, due at 05/24/29,
par and fair value of GBP 2,200,000
and $2,810,699, respectively) ... GBP 2,202 2,893,122
Total Borrowed Bond Agreements — 1.0%
(Cost: $442,591,015) ............................. 439,636,584
Shares
Shares
Money Market Funds
(s)(aa)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.21% ...... 4,298,039,842 4,298,039,842
SL Liquidity Series, LLC, Money Market
Series, 0.42%
( a b)
............ 81,731,245 81,706,725
Total Money Market Funds — 9.7%
(Cost: $4,379,729,366) ........................... 4,379,746,567
Total Short-Term Securities — 10.7%
(Cost: $4,822,320,381) ........................... 4,819,383,151
Total Options Purchased — 0.4%
(Cost: $243,140,645 ) ............................. 176,680,199
Total Investments Before Options Written, Borrowed Bonds and
TBA Sale Commitments — 125.2%
(Cost: $58,788,609,685) ........................... 56,526,254,440
Total Options Written — (0.6)%
(Premiums Received — $(209,487,335)) ............... (257,176,159)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — (0.4)%
Austria — (0.0)%
OMV AG, 0.75% ,  06/16/30 ....... EUR (5,700) (5,896,049)
Belgium — (0.0)%
Anheuser-Busch InBev SA,
2.25% ,  05/24/29 ............ GBP (2,200) (2,810,699)
Telenet Finance Luxembourg Notes
SARL, 3.50% ,  03/01/28 ....... EUR (5,900) (6,368,076)
(9,178,775)
France — (0.1)%
Cie de Saint-Gobain, 1.88% ,  03/15/31 (2,200) (2,444,604)
Danone SA, (EUR Swap Annual 5 Year
+ 1.27%), 1.00%
(b)(o)
.......... (2,800) (2,888,419)
Engie SA, (EUR Swap Annual 5 Year +
1.88%), 1.50%
(b)(o)
........... (2,800) (2,764,519)
Iliad Holding SASU, 5.63% ,  10/15/28 (8,200) (9,040,807)

BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
France (continued)
MMS USA Holdings, Inc.,
1.25% ,  06/13/28 ............ EUR (2,200) $ (2,364,534)
Veolia Environnement SA,
0.93% ,  01/04/29 ............ (2,200) (2,342,728)
Wendel SE, 1.00% ,  06/01/31 ...... (1,700) (1,722,062)
(23,567,673)
Germany — (0.0)%
Infineon Technologies AG,
2.00% ,  06/24/32 ............ (2,200) (2,456,919)
Volkswagen International Finance NV,
1.63% ,  01/16/30 ............ (2,200) (2,350,686)
(4,807,605)
Ireland — (0.0)%
Ryanair DAC
0.88% ,  05/25/26 ............ (3,500) (3,712,927)
1.13% ,  08/15/23 ............ (2,300) (2,562,135)
(6,275,062)
Italy — (0.0)%
Enel Finance International NV,
0.88% ,  01/17/31 ............ (2,200) (2,226,331)
Infrastrutture Wireless Italiane SpA,
1.63% ,  10/21/28 ............ (3,025) (3,129,814)
(5,356,145)
Luxembourg — (0.0)%
SES SA, 2.00% ,  07/02/28 ........ (680) (732,862)
Spain — (0.0)%
Banco Bilbao Vizcaya Argentaria SA,
(EURIBOR 3 Month + 0.52%),
0.13% ,  03/24/27
(b)
........... (3,900) (4,097,448)
United Kingdom — (0.0)%
easyJet FinCo. BV, 1.88% ,  03/03/28 . (5,900) (6,145,131)
Tesco Corporate Treasury Services plc,
2.75% ,  04/27/30 ............ GBP (2,200) (2,793,376)
Vodafone Group plc, 1.88% ,  11/20/29 EUR (2,200) (2,506,261)
WPP Finance Deutschland GmbH,
1.63% ,  03/23/30 ............ (2,200) (2,366,111)
(13,810,879)
United States — (0.3)%
Carnival Corp., 5.75% ,  03/01/27
(a)
... USD (7,906) (7,539,675)
Carvana Co., 4.88% ,  09/01/29
(a)
.... (7,960) (6,573,647)
Clarios Global LP, 8.50% ,  05/15/27
(a)
. (2,470) (2,562,625)
CommScope Technologies LLC,
6.00% ,  06/15/25
(a)
........... (5,680) (5,379,585)
CommScope, Inc., 8.25% ,  03/01/27
(a)
(2,970) (2,888,325)
Condor Merger Sub, Inc.,
7.38% ,  02/15/30
(a)
........... (1,970) (1,889,703)
Freeport-McMoRan, Inc.
5.40% ,  11/14/34 ............ (19,996) (22,196,560)
5.45% ,  03/15/43 ............ (19,996) (22,392,320)
HCA, Inc., 3.50% ,  09/01/30 ....... (2,722) (2,629,626)
Lumen Technologies, Inc., Series Y,
7.50% ,  04/01/24 ............ (2,930) (3,084,528)
Security
Par (000)
Par (000) Value
United States (continued)
Minerva Merger Sub, Inc.,
6.50% ,  02/15/30
(a)
........... USD (2,955) $ (2,866,719)
NRG Energy, Inc., 3.88% ,  02/15/32
(a)
(5,950) (5,236,000)
Owens-Brockway Glass Container, Inc.,
6.63% ,  05/13/27
(a)
........... (13,219) (13,086,810)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(a)
........... (3,983) (3,217,189)
Royal Caribbean Cruises Ltd.,
5.50% ,  04/01/28
(a)
........... (7,906) (7,536,869)
Sprint Capital Corp., 6.88% ,  11/15/28 (6,030) (6,986,901)
Uber Technologies, Inc.,
4.50% ,  08/15/29
(a)
........... (9,990) (9,365,625)
Victors Merger Corp.,
6.38% ,  05/15/29
(a)
........... (3,983) (3,260,444)
(128,693,151)
Total Corporate Bonds — (0.4)%
(Proceeds: $(214,255,558)) ........................ (202,415,649)
Foreign Government Obligations — (0.4)%
Portugal — (0.1)%
Portuguese Republic,
0.30% ,  10/17/31
(a)
........... EUR (16,961) (16,995,622)
Spain — (0.2)%
Kingdom of Spain
(a)
0.50% ,  10/31/31 ............ (62,336) (63,662,030)
0.70% ,  04/30/32 ............ (40,000) (41,213,123)
(104,875,153)
United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds,
0.13% ,  03/22/46
(b)
........... GBP (22,289) (48,714,037)
Total Foreign Government Obligations — (0.4)%
(Proceeds: $(171,575,550)) ........................ (170,584,812)
Total Borrowed Bonds — (0.8)%
(Proceeds: $(385,831,108)) ........................
(373,000,461)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(v)
2.00% ,  04/25/37 - 04/25/52 ..... USD (682,453) (661,256,058)
2.50% ,  04/25/52 ............ (265,201) (253,018,394)
3.00% ,  04/25/52 - 05/25/52 ..... (4,548,693) (4,447,290,847)
3.50% ,  04/25/52 ............ (594,542) (595,563,769)
4.00% ,  04/25/52 - 05/25/52 ..... (2,194,633) (2,234,639,718)
4.50% ,  04/25/52 ............ (54,106) (56,067,446)
Total TBA Sale Commitments — (18.3)%
(Proceeds: $(8,328,840,404)) ....................... (8,247,836,232)
Total Investments Net of Options Written, Borrowed Bonds and
TBA Sale Commitments — 105.5%
(Cost: $49,864,450,838) ........................... 47,648,241,588
Liabilities in Excess of Other Assets — (5.5)% ............ (2,498,381,592)
Net Assets — 100.0% .............................. $ 45,149,859,996
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Rounds to less than 1,000.
(g)
Non-income producing security.
(h)
All or a portion of this security is on loan.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $402,128,926, representing 0.89% of its net assets as of period end, and an original cost of $392,820,299.
(j)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)
All or a portion of the security is held by a wholly-owned subsidiary.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Zero-coupon bond.
(n)
Convertible security.
(o)
Perpetual security with no stated maturity date.
(p)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Fixed rate.
(s)
Affiliate of the Fund.
(t)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(u)
When-issued security.
(v)
Represents or includes a TBA transaction.
(w)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(x)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(y)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(z)
The amount to be repurchased assumes the maturity will be the day after the period end.
(aa)
Annualized 7-day yield as of period end.
(ab)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,377,415,717 $ 1,920,624,125 $ — $ — $ — $ 4,298,039,842 4,298,039,842 $ 384,293 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 159,656,762 — (77,927,688) (29,475) 7,126 81,706,725 81,731,245 190,282
(b)
—
BlackRock Liquid Environmentally
Aware Fund, Class Direct ... 368,719,964 70,200 — — (221,196) 368,568,968 368,716,455 61,010 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF .. — 6,674,143 — — (170,676) 6,503,467 118,525 — —
iShares China Large-Cap ETF .. 14,615,502 1,906,537 (8,706,779) (4,414,125) 1,379,947 4,781,082 149,549 — —
iShares Core High Dividend ETF — 4,529,250 — — (9,299) 4,519,951 42,286 — —
iShares Core U.S. Aggregate
Bond ETF .............. 2,783,552 — (132,453) (8,310) (158,069) 2,484,720 23,200 7,667 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 11,249,888 243,494,581 (182,958,115) 2,873,516 353,890 75,013,760 620,256 42,242 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 484,554 — — — (50,206) 434,348 4,443 3,240 —
iShares Latin America 40 ETF .. 12,576,132 — — — 3,714,944 16,291,076 536,067 — —
iShares MSCI Brazil ETF ..... 13,944,446 — — — 4,838,579 18,783,025 496,774 — —
iShares Nasdaq Biotechnology
ETF .................. 4,476,802 — — — (654,712) 3,822,090 29,333 3,448 —
iShares S&P 500 Value ETF
(c)
.. 53,118,872 — (50,378,396) 8,128,757 (10,869,233) — — — —
$ 6,550,363 $ (1,838,905) $ 4,880,949,054 $ 692,182 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Barclays Bank plc ...... (0.25) % 03/30/22 04/04/22   $ 986,250,000 $ 986,243,151 U.S. Treasury Obligations Up to 30 days
Barclays Bank plc ...... (0.20) 03/30/22 04/08/22   1,124,325,000 1,124,318,754 U.S. Treasury Obligations Up to 30 days
$ 2,110,575,000 $ 2,110,561,905

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Exchange Traded Bitcoin Futures
(a)
.............................................. 99 04/29/22 $ 22,639 $ 1,265,556
CBOE Volatility Index ....................................................... 120 05/18/22 2,999 (92,780)
1 Month Federal Funds Interest Futures .......................................... 314 05/31/22 129,895 2,835
Australia 10 Year Bonds ..................................................... 1,129 06/15/22 107,076 (4,141,979)
EURO STOXX Banks Price Index ............................................... 1,678 06/17/22 8,087 344,756
FTSE 100 Index .......................................................... 32 06/17/22 3,131 149,858
FTSE/MIB Index .......................................................... 93 06/17/22 12,460 721,326
MSCI Emerging Markets E-Mini Index ............................................ 525 06/17/22 29,544 2,745,082
U.S. Treasury 2 Year Note .................................................... 2,433 06/30/22 515,264 295,927
3 Month SONIA Index ....................................................... 1,509 12/20/22 486,159 (4,331,156)
(3,040,575)
Short Contracts
Euro- Bobl ............................................................... 2,664 06/08/22 379,757 5,389,787
Euro-BTP ............................................................... 5,548 06/08/22 848,874 22,181,158
Euro-Bund .............................................................. 1,669 06/08/22 292,939 (296,879)
Euro- Buxl ............................................................... 2,952 06/08/22 608,064 41,737,680
Euro-Schatz ............................................................. 333 06/08/22 40,793 229,971
DAX Index .............................................................. 58 06/17/22 23,012 (898,910)
EURO STOXX 50 Index ..................................................... 1,339 06/17/22 56,262 (2,045,698)
NASDAQ 100 E-Mini Index ................................................... 544 06/17/22 161,772 (16,088,937)
Russell 2000 E-Mini Index .................................................... 555 06/17/22 57,343 (1,763,414)
S&P 500 E-Mini Index ...................................................... 3,482 06/17/22 788,804 (48,032,529)
U.S. Treasury 10 Year Note ................................................... 14,680 06/21/22 1,802,199 2,752,167
U.S. Treasury 10 Year Ultra Note ............................................... 25,477 06/21/22 3,452,134 100,324,139
U.S. Treasury Long Bond .................................................... 3,909 06/21/22 587,327 14,896,375
U.S. Treasury Ultra Bond .................................................... 5,977 06/21/22 1,059,610 30,665,145
Long Gilt ............................................................... 4,117 06/28/22 655,648 2,898,973
U.S. Treasury 5 Year Note .................................................... 53,272 06/30/22 6,102,141 58,134,328
3 Month SONIA Index ....................................................... 3,201 03/14/23 1,028,594 593,415
3 Month SOFTR Interest Futures ............................................... 8 03/19/24 1,944 14,124
3 Month SOFTR Interest Futures ............................................... 84 09/17/24 20,451 228,666
90-day Eurodollar December 2022 Futures ........................................ 449 12/16/24 109,163 1,187,072
3 Month SOFTR Interest Futures ............................................... 1,813 03/18/25 441,964 20,963
212,127,596
$ 209,087,021
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MXN 1,131,516,374 USD 54,686,000 Citibank NA 04/01/22 $ 2,202,703
USD 54,235,046 EUR 48,845,000 Bank of America NA 04/01/22 200,264
USD 27,304,000 ZAR 397,318,442 UBS AG 04/01/22 113,688
ZAR 419,591,490 USD 27,304,000 Bank of America NA 04/01/22 1,410,558
BRL 92,330,554 USD 18,058,000 Citibank NA 04/04/22 1,334,898
BRL 236,306,800 USD 45,662,158 Goldman Sachs International 04/04/22 3,971,180
CAD 90,332,244 USD 72,159,000 Goldman Sachs International 04/11/22 97,200
USD 72,159,000 AUD 96,209,434 Goldman Sachs International 04/11/22 160,285
USD 72,159,000 CAD 90,142,466 Morgan Stanley & Co. International plc 04/11/22 54,603
USD 72,159,000 EUR 64,930,870 Deutsche Bank AG 04/11/22 315,589
USD 72,159,000 GBP 54,848,155 HSBC Bank plc 04/11/22 112,329
USD 27,170,000 JPY 3,173,799,428 Citibank NA 04/18/22 1,092,994

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 18,526,000 CAD 17,091,554 Deutsche Bank AG 04/20/22 $ 194,871
CAD 17,020,878 USD 13,602,000 HSBC Bank plc 04/20/22 12,148
COP 103,887,000,000 USD 27,160,000 Citibank NA 04/20/22 314,994
CZK 1,008,363,200 EUR 40,360,000 BNP Paribas SA 04/20/22 942,524
CZK 415,554,611 USD 18,232,000 State Street Bank and Trust Co. 04/20/22 564,817
EUR 12,321,000 SEK 127,963,251 Deutsche Bank AG 04/20/22 22,903
EUR 32,856,000 USD 36,293,812 Deutsche Bank AG 04/20/22 69,912
MXN 673,926,063 USD 32,028,079 Bank of America NA 04/20/22 1,760,202
MXN 181,371,605 USD 9,048,000 BNP Paribas SA 04/20/22 45,334
MXN 1,132,519,317 USD 55,108,079 HSBC Bank plc 04/20/22 1,672,454
USD 27,182,000 CLP 21,433,007,000 Citibank NA 04/20/22 17,936
EUR 4,301,934 USD 4,757,492 Morgan Stanley & Co. International plc 05/20/22 9,192
USD 5,142,313 EUR 4,510,523 State Street Bank and Trust Co. 05/20/22 144,505
RUB 440,515,498 USD 5,005,858 Goldman Sachs International 05/24/22 889,444
RUB 1,004,640,660 USD 8,460,132 HSBC Bank plc 05/24/22 4,984,708
USD 281,492,078 CNY 1,793,211,501 BNP Paribas SA 05/24/22 195,430
RUB 254,667,766 USD 2,248,722 Citibank NA 05/25/22 1,154,339
RUB 729,913,428 USD 6,213,541 JPMorgan Chase Bank NA 05/25/22 3,540,108
RUB 184,676,349 USD 1,686,542 Morgan Stanley & Co. International plc 05/25/22 781,242
TRY 8,934,964 USD 561,338 Barclays Bank plc 06/08/22 17,970
TRY 281,032,684 USD 17,604,662 UBS AG 06/08/22 616,374
AUD 7,901,000 USD 5,860,132 Deutsche Bank AG 06/15/22 59,664
AUD 9,366,000 USD 6,838,772 Morgan Stanley & Co. International plc 06/15/22 178,670
BRL 181,732,210 USD 35,172,250 HSBC Bank plc 06/15/22 2,199,754
CAD 10,077,288 USD 7,865,000 Bank of America NA 06/15/22 194,376
CHF 105,221,155 EUR 101,880,000 BNP Paribas SA 06/15/22 1,206,350
CNY 203,068,900 USD 31,557,333 BNP Paribas SA 06/15/22 261,494
CNY 1,057,794,611 USD 165,079,623 Citibank NA 06/15/22 666,012
EUR 102,360,000 GBP 85,844,753 Bank of America NA 06/15/22 818,974
EUR 20,720,000 GBP 17,312,596 Deutsche Bank AG 06/15/22 250,276
EUR 46,290,000 GBP 38,750,175 Goldman Sachs International 06/15/22 463,838
EUR 14,355,000 NOK 136,860,926 Deutsche Bank AG 06/15/22 387,069
EUR 109,358,000 USD 119,907,413 Barclays Bank plc 06/15/22 1,412,538
EUR 18,282,000 USD 20,109,103 BNP Paribas SA 06/15/22 172,645
EUR 82,000,000 USD 90,345,960 Citibank NA 06/15/22 623,480
EUR 319,687,975 USD 352,296,589 Deutsche Bank AG 06/15/22 2,359,949
EUR 12,420,000 USD 13,551,710 HSBC Bank plc 06/15/22 226,832
EUR 60,603,000 USD 67,119,530 Morgan Stanley & Co. International plc 06/15/22 112,434
EUR 50,000,000 USD 54,885,025 State Street Bank and Trust Co. 06/15/22 584,146
GBP 2,981,070 USD 3,900,000 BNP Paribas SA 06/15/22 14,956
GBP 80,032,316 USD 104,720,797 Deutsche Bank AG 06/15/22 383,404
IDR 407,550,000,000 USD 28,139,888 Barclays Bank plc 06/15/22 204,807
JPY 480,812,904 USD 3,900,000 BNP Paribas SA 06/15/22 57,218
JPY 1,560,000,000 USD 12,831,318 Deutsche Bank AG 06/15/22 7,897
JPY 438,429,960 USD 3,600,000 HSBC Bank plc 06/15/22 8,395
JPY 428,650,950 USD 3,500,000 JPMorgan Chase Bank NA 06/15/22 27,911
NOK 141,843,064 EUR 14,355,000 Deutsche Bank AG 06/15/22 178,564
SGD 30,780,000 USD 22,526,347 Barclays Bank plc 06/15/22 183,353
SGD 2,610,056 USD 1,918,198 Goldman Sachs International 06/15/22 7,520
SGD 1,346,691 USD 990,726 HSBC Bank plc 06/15/22 2,872
USD 1,053,479 AUD 1,404,000 ANZ Banking Group Ltd. 06/15/22 1,537
USD 1,600,000 AUD 2,128,194 Citibank NA 06/15/22 5,458
USD 2,300,000 AUD 3,053,103 HSBC Bank plc 06/15/22 12,474
USD 15,536,440 AUD 20,656,652 JPMorgan Chase Bank NA 06/15/22 59,518
USD 1,600,000 CAD 1,998,976 Citibank NA 06/15/22 1,306
USD 2,400,000 CHF 2,202,144 Citibank NA 06/15/22 9,305
USD 4,500,000 CHF 4,137,849 HSBC Bank plc 06/15/22 7,863
USD 130,204,982 CNY 828,793,772 Citibank NA 06/15/22 341,444
USD 50,928,999 CNY 324,049,000 Deutsche Bank AG 06/15/22 153,823
USD 3,032,284 CNY 19,312,000 UBS AG 06/15/22 6,290
USD 56,387,558 EUR 50,760,000 Barclays Bank plc 06/15/22 75,256
USD 45,548,070 EUR 40,970,000 Deutsche Bank AG 06/15/22 96,632
USD 134,803,028 EUR 121,142,000 JPMorgan Chase Bank NA 06/15/22 410,103

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 56,505,506 GBP 43,010,000 JPMorgan Chase Bank NA 06/15/22 $ 21,677
USD 6,259,877 HKD 48,971,000 ANZ Banking Group Ltd. 06/15/22 1,594
USD 5,095,845 HKD 39,812,657 Royal Bank of Canada 06/15/22 7,958
USD 36,834,000 IDR 527,517,394,320 BNP Paribas SA 06/15/22 145,693
USD 40,553,014 JPY 4,774,160,000 Bank of America NA 06/15/22 1,260,407
USD 17,681,932 JPY 2,035,535,716 Morgan Stanley & Co. International plc 06/15/22 928,932
USD 1,100,000 NOK 9,436,027 HSBC Bank plc 06/15/22 28,707
USD 2,600,000 NOK 22,545,203 JPMorgan Chase Bank NA 06/15/22 40,392
USD 2,400,000 NZD 3,454,967 Citibank NA 06/15/22 8,570
ZAR 93,960,030 USD 6,323,556 JPMorgan Chase Bank NA 06/15/22 46,260
45,944,295
EUR 11,860,381 USD 13,345,953 Deutsche Bank AG 04/01/22 (225,406)
EUR 34,725,499 USD 39,062,982 HSBC Bank plc 04/01/22 (647,899)
EUR 2,259,120 USD 2,542,216 JPMorgan Chase Bank NA 04/01/22 (43,065)
USD 11,292,062 MXN 233,621,824 Barclays Bank plc 04/01/22 (453,630)
USD 9,048,000 MXN 180,784,609 BNP Paribas SA 04/01/22 (41,221)
USD 28,699,906 MXN 594,190,686 Citibank NA 04/01/22 (1,173,934)
USD 2,823,016 MXN 58,383,224 Deutsche Bank AG 04/01/22 (112,290)
USD 2,823,016 MXN 58,414,778 Goldman Sachs International 04/01/22 (113,876)
USD 27,282,000 BRL 138,892,662 Citibank NA 04/04/22 (1,890,696)
USD 18,308,158 BRL 88,446,712 Deutsche Bank AG 04/04/22 (268,986)
USD 18,130,000 BRL 89,692,736 Goldman Sachs International 04/04/22 (708,856)
AUD 96,136,757 USD 72,159,000 Bank of America NA 04/11/22 (214,673)
EUR 64,962,400 USD 72,159,000 BNP Paribas SA 04/11/22 (280,702)
GBP 54,924,303 USD 72,159,000 Morgan Stanley & Co. International plc 04/11/22 (12,303)
JPY 3,202,287,034 USD 27,160,000 HSBC Bank plc 04/18/22 (848,930)
USD 29,931,472 IDR 431,911,132,623 Bank of America NA 04/18/22 (164,094)
USD 27,407,846 IDR 395,248,554,406 Deutsche Bank AG 04/18/22 (133,072)
USD 13,580,000 ZAR 205,723,624 Citibank NA 04/19/22 (471,831)
CLP 21,035,420,000 USD 27,160,000 Citibank NA 04/20/22 (499,834)
COP 101,895,000,000 USD 27,172,000 Goldman Sachs International 04/20/22 (223,830)
EUR 48,845,000 USD 54,265,681 Bank of America NA 04/20/22 (205,963)
USD 81,043,698 COP 309,409,397,432 Citibank NA 04/20/22 (785,806)
USD 18,232,000 CZK 409,362,184 HSBC Bank plc 04/20/22 (284,714)
USD 35,845,609 EUR 32,700,000 UBS AG 04/20/22 (345,461)
USD 13,598,000 MXN 277,800,341 HSBC Bank plc 04/20/22 (329,932)
USD 27,600,000 ZAR 418,939,213 Citibank NA 04/20/22 (1,011,713)
USD 26,508,000 ZAR 402,639,343 UBS AG 04/20/22 (990,504)
ZAR 398,353,947 USD 27,304,000 UBS AG 04/20/22 (98,170)
USD 27,304,000 TRY 418,734,144 UBS AG 04/29/22 (675,778)
USD 8,591,051 EUR 7,849,000 Bank of America NA 05/24/22 (107,478)
USD 10,700,797 MXN 221,502,936 BNP Paribas SA 05/24/22 (333,846)
USD 39,031,884 RUB 3,013,925,000 HSBC Bank plc 05/24/22 (1,302,676)
USD 13,735,619 RUB 1,289,087,843 Citibank NA 05/25/22 (3,490,137)
USD 18,166,000 TRY 290,656,000 Citibank NA 06/08/22 (678,974)
CHF 105,873,161 EUR 104,030,000 Barclays Bank plc 06/15/22 (470,991)
CNY 1,098,868,855 USD 172,634,260 Citibank NA 06/15/22 (452,709)
CNY 434,430,000 USD 68,276,974 Deutsche Bank AG 06/15/22 (206,220)
EUR 79,537,967 CHF 81,590,644 Barclays Bank plc 06/15/22 (338,445)
EUR 40,272,033 CHF 41,378,709 HSBC Bank plc 06/15/22 (244,485)
EUR 34,850,000 CHF 35,801,719 JPMorgan Chase Bank NA 06/15/22 (205,098)
EUR 51,250,000 CHF 52,718,569 Morgan Stanley & Co. International plc 06/15/22 (376,504)
EUR 25,330,000 GBP 21,424,874 BNP Paribas SA 06/15/22 (36,005)
EUR 12,489,000 SEK 132,974,216 Deutsche Bank AG 06/15/22 (314,038)
EUR 10,270,000 USD 11,412,640 Barclays Bank plc 06/15/22 (19,272)
EUR 92,750,000 USD 103,076,713 Goldman Sachs International 06/15/22 (181,402)
EUR 625,261 USD 700,000 HSBC Bank plc 06/15/22 (6,346)
GBP 102,566,628 EUR 122,500,000 Bank of America NA 06/15/22 (1,201,586)
GBP 43,186,761 EUR 51,500,000 Deutsche Bank AG 06/15/22 (417,280)
GBP 8,608,664 EUR 10,350,000 HSBC Bank plc 06/15/22 (176,600)
GBP 8,607,050 EUR 10,350,000 JPMorgan Chase Bank NA 06/15/22 (178,721)
GBP 3,153,683 USD 4,163,745 Barclays Bank plc 06/15/22 (22,101)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 2,507,105 USD 3,300,000 Citibank NA 06/15/22 $ (7,489)
GBP 1,594,531 USD 2,100,000 HSBC Bank plc 06/15/22 (5,948)
GBP 29,245,000 USD 38,532,247 JPMorgan Chase Bank NA 06/15/22 (125,607)
GBP 3,350,313 USD 4,400,000 Royal Bank of Canada 06/15/22 (128)
GBP 10,611,317 USD 14,013,517 State Street Bank and Trust Co. 06/15/22 (77,972)
HKD 28,812,657 USD 3,686,480 UBS AG 06/15/22 (4,346)
JPY 472,516,512 USD 3,900,000 Citibank NA 06/15/22 (11,063)
JPY 1,795,717,682 USD 15,505,686 Deutsche Bank AG 06/15/22 (726,452)
MYR 96,000,000 USD 22,955,524 Barclays Bank plc 06/15/22 (161,337)
SEK 121,853,069 EUR 11,707,000 Deutsche Bank AG 06/15/22 (3,443)
SEK 8,138,464 EUR 782,000 JPMorgan Chase Bank NA 06/15/22 (340)
SEK 6,512,285 USD 700,000 Citibank NA 06/15/22 (6,081)
SEK 12,928,327 USD 1,400,000 HSBC Bank plc 06/15/22 (22,416)
USD 7,403,601 AUD 10,038,206 BNP Paribas SA 06/15/22 (117,489)
USD 1,608,272 AUD 2,177,000 Commonwealth Bank of Australia 06/15/22 (22,838)
USD 6,867,487 AUD 9,366,000 Morgan Stanley & Co. International plc 06/15/22 (149,955)
USD 479,544 AUD 647,000 State Street Bank and Trust Co. 06/15/22 (5,218)
USD 41,490,195 AUD 57,305,000 UBS AG 06/15/22 (1,445,370)
USD 5,484,117 BRL 28,292,000 Royal Bank of Canada 06/15/22 (333,942)
USD 9,496,000 CAD 12,041,007 BNP Paribas SA 06/15/22 (133,873)
USD 7,805,000 CAD 9,979,020 Citibank NA 06/15/22 (175,786)
USD 1,300,000 CAD 1,628,047 JPMorgan Chase Bank NA 06/15/22 (2,041)
USD 15,963,451 CAD 20,352,000 Morgan Stanley & Co. International plc 06/15/22 (313,193)
USD 7,865,000 CAD 10,000,969 Royal Bank of Canada 06/15/22 (133,340)
USD 3,200,000 CHF 2,982,973 BNP Paribas SA 06/15/22 (38,379)
USD 2,600,000 CHF 2,414,077 JPMorgan Chase Bank NA 06/15/22 (20,773)
USD 44,367,410 CNY 284,096,752 Barclays Bank plc 06/15/22 (147,656)
USD 15,792,000 CNY 101,095,646 BNP Paribas SA 06/15/22 (48,658)
USD 16,956,657 CNY 109,150,000 Deutsche Bank AG 06/15/22 (146,036)
USD 33,684,685 CNY 216,670,000 Goldman Sachs International 06/15/22 (265,296)
USD 10,046,414 DKK 67,861,000 State Street Bank and Trust Co. 06/15/22 (74,062)
USD 57,324,538 EUR 51,790,000 Bank of America NA 06/15/22 (130,429)
USD 19,230,591 EUR 17,510,000 Barclays Bank plc 06/15/22 (194,713)
USD 5,004,522,280 EUR 4,548,005,000 BNP Paribas SA 06/15/22 (40,959,017)
USD 207,459,935 EUR 188,597,000 Deutsche Bank AG 06/15/22 (1,766,448)
USD 39,846,324 EUR 36,280,000 Goldman Sachs International 06/15/22 (402,106)
USD 34,021,119 EUR 30,820,000 HSBC Bank plc 06/15/22 (170,078)
USD 11,771,828 EUR 10,690,000 JPMorgan Chase Bank NA 06/15/22 (87,481)
USD 15,161,907 EUR 13,870,000 Morgan Stanley & Co. International plc 06/15/22 (225,241)
USD 10,068,436 EUR 9,114,000 Westpac Banking Corp. 06/15/22 (42,484)
USD 975,807,732 GBP 747,950,000 Toronto Dominion Bank 06/15/22 (6,454,068)
USD 123,456,869 IDR 783,569,038,780 Barclays Bank plc 06/15/22 (588,574)
USD 19,752,276 INR 1,540,000,000 Nomura International plc 06/15/22 (335,680)
USD 11,083,766 MXN 235,477,000 Bank of America NA 06/15/22 (599,621)
USD 19,316,000 MXN 411,153,229 Morgan Stanley & Co. International plc 06/15/22 (1,083,709)
USD 1,600,000 NZD 2,323,241 BNP Paribas SA 06/15/22 (8,082)
USD 25,556,948 SGD 34,736,747 Goldman Sachs International 06/15/22 (72,068)
USD 27,438,167 ZAR 412,845,762 Bank of America NA 06/15/22 (549,814)
USD 14,228,000 ZAR 212,964,704 Deutsche Bank AG 06/15/22 (209,479)
USD 29,563,831 ZAR 450,345,831 HSBC Bank plc 06/15/22 (966,386)
(83,590,088)
$ (37,645,793)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency One-Touch
Bank of America
NA — 04/18/22 RUB 66.00 RUB 66.00 USD 6,756 $ 2,166,870

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Number of
Contracts Expiration Date Exercise Price
Barrier
Price/Range
Notional
Amount (000) Value
CHF Currency One-Touch UBS AG — 04/20/22 JPY 115.00 JPY 115.00 CHF 1,948 $ 4,466
USD Currency One-Touch
Morgan Stanley &
Co. International
plc — 05/19/22 COP 4,100.00 COP 4,060.00 USD 4,570 438,750
S&P 500 Index Up and Out Citibank NA 44,617 06/17/22 USD 4,550.00 USD 4,600.00 USD 202,115 6,422,331
EUR Currency One-Touch UBS AG — 09/06/22 CHF 1.10 CHF 1.10 EUR 8,580 457,996
9,490,413
Put
EUR Currency One-Touch UBS AG — 04/11/22 SEK 9.95 SEK 9.95 EUR 5,584 $ 28,736
USD Currency One-Touch UBS AG — 04/11/22 JPY 106.00 JPY 106.00 USD 3,742 1,247
USD Currency One-Touch
Bank of America
NA — 05/04/22 RUB 65.00 RUB 65.00 USD 3,895 1,247,663
USD Currency One-Touch
Bank of America
NA — 05/05/22 JPY 110.00 JPY 110.00 USD 2,245 20,052
USD Currency One-Touch BNP Paribas SA — 05/06/22 JPY 110.00 JPY 110.00 USD 785 14,368
USD Currency One-Touch
JPMorgan Chase
Bank NA — 05/11/22 CNH 6.20 CNH 6.20 USD 3,116 63,719
EUR Currency Down and Out UBS AG — 05/31/22 USD 1.12 USD 1.07 EUR 78,053 436,815
USD Currency One-Touch
Bank of America
NA — 06/09/22 CAD 1.23 CAD 1.23 USD 2,245 608,255
USD Currency One-Touch
Goldman Sachs
International — 06/28/22 JPY 115.00 JPY 115.00 USD 5,770 585,613
USD Currency One-Touch
Bank of America
NA — 03/28/23 JPY 105.00 JPY 105.00 USD 17,980 1,035,724
4,042,192
$ 13,532,605
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Pandora A/S ............................... 350 04/13/22 DKK 760.00 DKK 22,666 $ 7,834
Alcoa Corp. ............................... 1,282 04/14/22 USD 65.00 USD 11,542 3,214,615
Amazon.com, Inc. ........................... 91 04/14/22 USD 3,400.00 USD 29,666 216,353
Apple, Inc. ................................ 1,282 04/14/22 USD 185.00 USD 22,385 60,895
Barclays plc ............................... 7,201 04/14/22 GBP 2.10 GBP 10,679 59,122
BNP Paribas SA ............................ 2,000 04/14/22 EUR 68.00 EUR 10,386 15,488
Devon Energy Corp. .......................... 12,355 04/14/22 USD 60.00 USD 73,055 2,390,693
Diamondback Energy, Inc. ...................... 1,000 04/14/22 USD 135.00 USD 13,708 655,000
EURO STOXX 50 Index ....................... 1,024 04/14/22 EUR 4,500.00 EUR 39,962 2,266
EURO STOXX 50 Index ....................... 1,171 04/14/22 EUR 4,300.00 EUR 45,699 8,420
EURO STOXX Banks Price Index ................. 39 04/14/22 EUR 105.00 EUR 177 216
EURO STOXX Banks Price Index ................. 2,760 04/14/22 EUR 110.00 EUR 12,528 15,266
General Motors Co. .......................... 6,000 04/14/22 USD 60.00 USD 26,244 9,000
Hilton Worldwide Holdings, Inc. .................. 598 04/14/22 USD 150.00 USD 9,074 299,000
Invesco QQQ Trust 1 ......................... 6,001 04/14/22 USD 360.00 USD 217,560 5,145,858
Marathon Oil Corp. .......................... 3,751 04/14/22 USD 25.00 USD 9,419 399,482
Marathon Oil Corp. .......................... 3,752 04/14/22 USD 24.00 USD 9,421 622,832
Marathon Petroleum Corp. ..................... 1,750 04/14/22 USD 87.50 USD 14,963 223,125
Occidental Petroleum Corp. ..................... 2,654 04/14/22 USD 60.00 USD 15,059 342,366
Sabre Corp. ............................... 1,000 04/14/22 USD 13.00 USD 1,143 6,500
Shell plc .................................. 7,128 04/14/22 EUR 24.00 EUR 17,788 729,395
Starbucks Corp. ............................ 1,624 04/14/22 USD 100.00 USD 14,774 19,488
Valero Energy Corp. .......................... 1,550 04/14/22 USD 101.00 USD 15,739 503,750
Warner Bros Discovery, Inc. .................... 1,700 04/14/22 USD 42.50 USD 4,236 12,750
Western Digital Corp. ......................... 1,750 04/14/22 USD 55.00 USD 8,689 33,250
Western Digital Corp. ......................... 2,300 04/14/22 USD 80.00 USD 11,420 24,150
Western Digital Corp. ......................... 3,295 04/14/22 USD 65.00 USD 16,360 24,713
Xerox Holdings Corp. ......................... 1,150 04/14/22 USD 30.00 USD 2,320 23,000
CBOE Volatility Index ......................... 1,183 04/20/22 USD 25.00 USD 2,432 224,770

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
CBOE Volatility Index ......................... 1,500 04/20/22 USD 27.00 USD 3,084 $ 232,500
U.S. Treasury 10 Year Note ..................... 423 04/22/22 USD 126.00 USD 42,300 39,656
U.S. Treasury 5 Year Note ...................... 4,000 04/22/22 USD 115.25 USD 400,000 1,250,000
U.S. Treasury 5 Year Note ...................... 8,003 04/22/22 USD 117.25 USD 800,300 375,141
BP plc ................................... 2,800 05/20/22 USD 30.00 USD 8,232 326,200
CF Industries Holdings, Inc. ..................... 1,600 05/20/22 USD 115.00 USD 16,490 688,000
CF Industries Holdings, Inc. ..................... 2,394 05/20/22 USD 75.00 USD 24,673 7,074,270
Chevron Corp. ............................. 898 05/20/22 USD 155.00 USD 14,622 1,041,680
Coupang , Inc. .............................. 4,275 05/20/22 USD 25.00 USD 7,558 76,950
CSX Corp. ................................ 2,565 05/20/22 USD 40.00 USD 9,606 141,075
Diamondback Energy, Inc. ...................... 1,150 05/20/22 USD 150.00 USD 15,764 638,250
Diamondback Energy, Inc. ...................... 1,400 05/20/22 USD 155.00 USD 19,191 581,000
Dynatrace , Inc. ............................. 1,282 05/20/22 USD 55.00 USD 6,038 205,120
Exxon Mobil Corp. ........................... 1,998 05/20/22 USD 85.00 USD 16,501 525,474
Freeport-McMoRan, Inc. ....................... 684 05/20/22 USD 45.00 USD 3,402 425,790
iShares iBoxx $ High Yield Corporate Bond ETF ....... 12,023 05/20/22 USD 82.00 USD 98,937 1,208,312
Lloyds Banking Group plc ...................... 7,500 05/20/22 GBP 0.50 GBP 3,529 110,839
Occidental Petroleum Corp. ..................... 2,653 05/20/22 USD 65.00 USD 15,053 577,028
Occidental Petroleum Corp. ..................... 2,653 05/20/22 USD 60.00 USD 15,053 961,713
Occidental Petroleum Corp. ..................... 2,654 05/20/22 USD 55.00 USD 15,059 1,545,955
Ovintiv , Inc. ................................ 6,000 05/20/22 USD 55.00 USD 32,442 2,460,000
Schlumberger NV ........................... 1,000 05/20/22 USD 45.00 USD 4,131 140,000
SPDR S&P 500 ETF Trust ...................... 788 05/20/22 USD 470.00 USD 35,589 310,078
SPDR S&P 500 ETF Trust ...................... 2,500 05/20/22 USD 475.00 USD 112,910 627,500
Tapestry, Inc. .............................. 1,500 05/20/22 USD 40.00 USD 5,573 206,250
Xerox Holdings Corp. ......................... 2,150 05/20/22 USD 23.00 USD 4,337 59,125
Carrefour SA ............................... 2,036 06/17/22 EUR 20.00 EUR 4,000 162,167
Cellnex Telecom SA .......................... 1,572 06/17/22 EUR 60.00 EUR 6,871 13,912
easyJet plc ................................ 285 06/17/22 GBP 7.50 GBP 1,885 36,694
Electricite de France SA ....................... 4,701 06/17/22 EUR 12.43 EUR 4,212 5,461
EURO STOXX 50 Index ....................... 1,228 06/17/22 EUR 4,200.00 EUR 47,923 298,185
EURO STOXX Banks Price Index ................. 4,678 06/17/22 EUR 100.00 EUR 21,233 394,597
EURO STOXX Banks Price Index ................. 5,579 06/17/22 EUR 95.00 EUR 25,323 856,333
iShares China Large-Cap ETF ................... 750 06/17/22 USD 45.00 USD 2,398 3,375
LyondellBasell Industries NV .................... 1,596 06/17/22 USD 115.00 USD 16,410 251,370
Mercedes-Benz Group AG ..................... 700 06/17/22 EUR 66.00 EUR 4,467 140,936
MGM Resorts International ..................... 2,736 06/17/22 USD 55.00 USD 11,475 73,872
S&P 500 Index ............................. 50 06/17/22 USD 4,900.00 USD 22,652 88,250
S&P 500 Index ............................. 50 06/17/22 USD 4,600.00 USD 22,652 601,500
Schlumberger NV ........................... 1,800 06/17/22 USD 45.00 USD 7,436 355,500
Telecom Italia SpA ........................... 3,434 06/17/22 EUR 0.50 EUR 1,145 7,598
Telecom Italia SpA ........................... 11,000 06/17/22 EUR 0.44 EUR 3,669 60,844
Warner Bros Discovery, Inc. .................... 725 06/17/22 USD 45.00 USD 1,807 10,513
Marathon Oil Corp. .......................... 3,751 07/15/22 USD 26.00 USD 9,419 900,240
Marathon Oil Corp. .......................... 3,752 07/15/22 USD 25.00 USD 9,421 1,076,824
Xerox Holdings Corp. ......................... 550 07/15/22 USD 30.00 USD 1,109 17,875
Cellnex Telecom SA .......................... 1,200 09/16/22 EUR 54.00 EUR 5,245 71,021
EURO STOXX Banks Price Index ................. 2,658 09/16/22 EUR 140.00 EUR 12,065 18,378
EURO STOXX Banks Price Index ................. 3,325 09/16/22 EUR 130.00 EUR 15,092 32,185
iShares China Large-Cap ETF ................... 750 09/16/22 USD 45.00 USD 2,398 9,000
STOXX Europe 600 Telecommunications Index ....... 1,619 09/16/22 EUR 280.00 EUR 18,829 17,910
iShares China Large-Cap ETF ................... 2,083 01/20/23 USD 44.00 USD 6,659 68,739
S&P 500 Index ............................. 204 01/20/23 USD 6,000.00 USD 92,420 107,100
42,797,882
Put
SPDR S&P 500 ETF Trust ...................... 788 04/01/22 USD 422.00 USD 35,589 1,182
SPDR S&P 500 ETF Trust ...................... 2,000 04/01/22 USD 440.00 USD 90,328 11,000
EURO STOXX 50 Index ....................... 448 04/14/22 EUR 3,600.00 EUR 17,483 79,544
EURO STOXX 50 Index ....................... 2,509 04/14/22 EUR 3,500.00 EUR 97,914 281,722
Financial Select Sector SPDR Fund ............... 9,000 04/14/22 USD 37.00 USD 34,488 229,500
Invesco QQQ Trust 1 ......................... 315 04/14/22 USD 350.00 USD 11,420 83,160
Invesco QQQ Trust 1 ......................... 315 04/14/22 USD 300.00 USD 11,420 5,670

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Invesco Senior Loan ETF ...................... 2,150 04/14/22 USD 21.00 USD 4,681 $ 21,500
Invesco Senior Loan ETF ...................... 6,450 04/14/22 USD 20.00 USD 14,042 64,500
iShares iBoxx $ High Yield Corporate Bond ETF ....... 3,000 04/14/22 USD 80.00 USD 24,687 57,000
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 7,508 04/14/22 USD 122.00 USD 90,802 1,328,916
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 14,755 04/14/22 USD 121.00 USD 178,447 1,659,938
iShares Russell 2000 ETF ...................... 425 04/14/22 USD 175.00 USD 8,724 4,675
iShares Russell 2000 ETF ...................... 550 04/14/22 USD 170.00 USD 11,290 3,850
iShares Russell 2000 ETF ...................... 2,500 04/14/22 USD 202.00 USD 51,318 618,750
Pitney Bowes, Inc. ........................... 300 04/14/22 USD 5.00 USD 156 3,000
S&P 500 Index ............................. 71 04/14/22 USD 4,100.00 USD 32,166 24,850
S&P 500 Index ............................. 76 04/14/22 USD 4,000.00 USD 34,431 20,330
S&P 500 Index ............................. 80 04/14/22 USD 4,425.00 USD 36,243 177,600
Sabre Corp. ............................... 700 04/14/22 USD 5.00 USD 800 6,650
Snap, Inc. ................................. 2,248 04/14/22 USD 26.00 USD 8,091 6,744
SPDR S&P 500 ETF Trust ...................... 650 04/14/22 USD 440.00 USD 29,357 142,350
SPDR S&P 500 ETF Trust ...................... 725 04/14/22 USD 435.00 USD 32,744 109,475
SPDR S&P 500 ETF Trust ...................... 788 04/14/22 USD 432.00 USD 35,589 95,742
SPDR S&P 500 ETF Trust ...................... 4,500 04/14/22 USD 455.00 USD 203,238 2,997,000
SPDR S&P 500 ETF Trust ...................... 6,000 04/14/22 USD 415.00 USD 270,984 279,000
SPDR S&P Retail ETF ........................ 1,650 04/14/22 USD 75.00 USD 12,464 188,925
Uber Technologies, Inc. ....................... 1,150 04/14/22 USD 25.00 USD 4,103 2,875
United States Steel Corp. ...................... 1,500 04/14/22 USD 27.00 USD 5,661 6,750
iShares Russell 2000 ETF ...................... 425 04/18/22 USD 188.00 USD 8,724 21,038
U.S. Treasury 10 Year Note ..................... 42 04/22/22 USD 121.50 USD 4,200 16,406
Consumer Discretionary Select Sector SPDR Fund ..... 987 04/29/22 USD 160.00 USD 18,260 42,935
iShares Russell 2000 ETF ...................... 1,000 04/29/22 USD 190.00 USD 20,527 149,500
Consumer Discretionary Select Sector SPDR Fund ..... 1,000 05/20/22 USD 178.00 USD 18,500 462,500
EURO STOXX 50 Index ....................... 1,901 05/20/22 EUR 3,475.00 EUR 74,187 1,071,469
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 14,755 05/20/22 USD 118.00 USD 178,447 1,696,825
iShares Russell 2000 ETF ...................... 5,201 05/20/22 USD 199.00 USD 106,761 2,605,701
S&P 500 Index ............................. 23 05/20/22 USD 4,100.00 USD 10,420 68,540
SPDR S&P 500 ETF Trust ...................... 2,600 05/20/22 USD 410.00 USD 117,426 804,700
U.S. Treasury 10 Year Note ..................... 354 05/20/22 USD 121.00 USD 35,400 221,250
U.S. Treasury 10 Year Note ..................... 1,000 05/20/22 USD 122.00 USD 100,000 921,875
U.S. Treasury 10 Year Note ..................... 1,000 05/20/22 USD 123.00 USD 100,000 1,390,625
Avaya Holdings Corp. ......................... 700 06/17/22 USD 11.00 USD 887 50,750
PG&E Corp. ............................... 1,150 06/17/22 USD 9.00 USD 1,373 10,925
S&P 500 Index ............................. 50 06/17/22 USD 4,100.00 USD 22,652 278,750
SPDR S&P 500 ETF Trust ...................... 2,505 06/30/22 USD 380.00 USD 113,136 898,043
Invesco Senior Loan ETF ...................... 2,000 07/15/22 USD 20.00 USD 4,354 65,000
Pitney Bowes, Inc. ........................... 700 07/15/22 USD 4.00 USD 364 12,250
EURO STOXX 50 Index ....................... 390 09/16/22 EUR 3,300.00 EUR 15,220 477,601
EURO STOXX 50 Index ....................... 390 09/16/22 EUR 2,700.00 EUR 15,220 175,379
19,954,260
$ 62,752,142
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........... BNP Paribas SA — 04/07/22 USD 1.16 EUR 224,806 $ 1,809
EUR Currency ........... JPMorgan Chase Bank NA — 04/07/22 USD 1.16 EUR 224,806 1,809
USD Currency ........... JPMorgan Chase Bank NA — 04/07/22 CHF 0.94 USD 113,550 83,478
USD Currency ........... Bank of America NA — 04/12/22 ZAR 15.50 USD 63,994 37,343
EUR Currency ........... Bank of America NA — 04/13/22 CZK 24.85 EUR 32,238 66,242
USD Currency ........... UBS AG — 04/19/22 CHF 0.95 USD 112,910 82,758
USD Currency ........... JPMorgan Chase Bank NA — 04/28/22 JPY 125.00 USD 80,360 194,069
EUR Currency ........... Barclays Bank plc — 05/09/22 USD 1.16 EUR 70,249 34,027
EUR Currency ........... Citibank NA — 05/09/22 USD 1.19 EUR 117,080 10,760
CF Industries Holdings, Inc. .. Citibank NA 368,100 05/20/22 USD 115.00 USD 37,936 1,582,830

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Mosaic Co. (The) ......... Citibank NA 649,950 05/20/22 USD 75.00 USD 43,222 $ 1,927,102
USD Currency ........... Bank of America NA — 05/27/22 ZAR 15.00 USD 36,272 579,704
USD Currency ........... Goldman Sachs International — 05/27/22 MXN 20.30 USD 54,466 701,600
Liberty Global plc ......... Citibank NA 248,503 06/17/22 USD 37.00 USD 6,339 18,784
Tractor Supply Co. ........ JPMorgan Chase Bank NA 30,000 07/15/22 USD 295.00 USD 6,960 63,000
EUR Currency ........... Bank of America NA — 08/05/22 USD 1.19 EUR 397,750 673,520
EUR Currency ........... Credit Suisse International — 08/10/22 USD 1.21 EUR 236,690 187,147
EUR Currency ........... JPMorgan Chase Bank NA — 08/10/22 USD 1.21 EUR 236,690 187,147
EUR Currency ........... UBS AG — 09/05/22 CHF 1.06 EUR 57,120 288,223
6,721,352
Put
EUR Currency ........... Bank of America NA — 04/01/22 USD 1.10 EUR 82,839 2,221
EUR Currency ........... BNP Paribas SA — 04/06/22 USD 1.09 EUR 113,899 43,934
EUR Currency ........... Bank of America NA — 04/08/22 USD 1.08 EUR 373,711 205,624
EUR Currency ........... UBS AG — 04/11/22 SEK 10.00 EUR 78,054 2,121
EUR Currency ........... Deutsche Bank AG — 04/13/22 USD 1.13 EUR 274,927 6,622,931
USD Currency ........... Morgan Stanley & Co. International plc — 04/13/22 JPY 119.25 USD 110,587 190,696
USD Currency ........... BNP Paribas SA — 04/14/22 JPY 117.00 USD 60,193 30,611
USD Currency ........... Royal Bank of Canada — 04/25/22 JPY 120.00 USD 50,010 237,681
EUR Currency ........... UBS AG — 04/28/22 SEK 10.50 EUR 32,563 515,800
EUR Currency ........... Morgan Stanley & Co. International plc — 04/29/22 USD 1.11 EUR 599,884 5,256,149
AUD Currency ........... Bank of America NA — 05/05/22 JPY 81.00 AUD 58,539 28,385
EUR Currency ........... Deutsche Bank AG — 05/06/22 EUR 1.12 EUR 32,497 582,793
USD Currency ........... Barclays Bank plc — 05/06/22 JPY 114.00 USD 50,008 34,357
USD Currency ........... Barclays Bank plc — 05/06/22 CLP 815.00 USD 72,664 2,771,982
EUR Currency ........... Deutsche Bank AG — 05/12/22 USD 1.08 EUR 350,242 1,276,251
USD Currency ........... JPMorgan Chase Bank NA — 05/12/22 JPY 116.00 USD 449,981 775,370
USD Currency ........... Goldman Sachs International — 08/03/22 CNH 6.35 USD 50,002 317,960
USD Currency ........... Bank of America NA — 08/08/22 JPY 113.00 USD 39,145 153,927
EUR Currency ........... Morgan Stanley & Co. International plc — 08/29/22 NOK 9.83 EUR 37,896 1,056,634
EUR Currency ........... Morgan Stanley & Co. International plc — 09/08/22 NOK 9.65 EUR 53,893 965,153
USD Currency ........... Goldman Sachs International — 09/13/22 USD 115.00 USD 72,045 532,345
USD Currency ........... Barclays Bank plc — 09/21/22 JPY 115.00 USD 140,080 1,098,330
EUR Currency ........... HSBC Bank plc — 09/30/22 NOK 9.39 EUR 111,985 1,176,892
23,878,147
$ 30,599,499
OTC Worst-of Options Purchased
Description Counterparty
Expiration
Date
Notional
Amount (000) Value
USD/JPY Down-and-out put Barrier Option USD
108 Barrier price, AUD/USD Up-and-out call
Barrier Option AUD 0.7555 Barrier Price,
USDCNH 6.212 St r ike/Call
(a)
............ UBS AG 04/21/22 USD 150,000 $ 1,143
$ 1,143
(a)
Composed of multiple options. Only the worst performing (least performing) option can be exercised at expiration.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Put
Bought Protection on 5-Year
Credit Default Swap 1.00%
ITRAXX.EUR.
MAIN.36.V1 Quarterly BNP Paribas SA 05/18/22 EUR 100.00 EUR 87,900 $ 56,108

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap 5.00 % CDX.NA.HY.37.V1 Quarterly Barclays Bank plc 04/20/22 USD 101.00 USD 27,500 $ 18,865
Bought Protection on 5-Year
Credit Default Swap 5.00 CDX.NA.HY.37.V1 Quarterly
Morgan Stanley & Co.
International plc 04/20/22 USD 101.00 USD 35,000 24,010
Bought Protection on 5-Year
Credit Default Swap 5.00 CDX.NA.HY.38.V1 Quarterly Credit Suisse International 05/18/22 USD 102.00 USD 20,000 104,400
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly Barclays Bank plc 05/18/22 EUR 425.00 EUR 44,000 168,243
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly Barclays Bank plc 04/20/22 EUR 450.00 EUR 88,400 69,530
Bought Protection on 5-Year
Credit Default Swap 5.00
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly Goldman Sachs International 04/20/22 EUR 500.00 EUR 43,900 25,266
$ 466,422
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.50% Semi-Annual
Morgan Stanley & Co.
International plc 04/14/22 1.50 % USD 340,088 $ 626
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.60% Semi-Annual
Goldman Sachs
International 04/20/22 1.60 USD 149,124 8,866
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.30% Semi-Annual
Morgan Stanley & Co.
International plc 04/21/22 1.30 USD 159,089 314
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.28% Semi-Annual Deutsche Bank AG 06/22/22 2.28 USD 48,130 476,917
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.52% Semi-Annual Citibank NA 07/05/22 1.52 USD 181,498 741,616
30-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.55% Semi-Annual Deutsche Bank AG 07/06/22 1.55 USD 76,393 350,930
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.59% Semi-Annual
Morgan Stanley & Co.
International plc 01/12/23 1.59 USD 91,970 624,360
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 USD 1,990,697 628,259
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.94% Semi-Annual Bank of America NA 11/15/23 1.94 USD 34,040 885,918
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.35% Annual Deutsche Bank AG 02/08/24 0.35 EUR 302,380 1,173,415
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.05% Annual Barclays Bank plc 02/29/24 0.05 EUR 156,440 392,010
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.98% Semi-Annual Barclays Bank plc 03/07/24 2.98 USD 10,422 823,710
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.24% Semi-Annual Bank of America NA 03/28/24 2.24 USD 18,430 981,868
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.20% Semi-Annual
Morgan Stanley & Co.
International plc 03/28/24 2.20 USD 18,430 941,884
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.71% Semi-Annual
Goldman Sachs
International 06/24/24 1.71 USD 24,980 847,684
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.74% Semi-Annual
Goldman Sachs
International 06/28/24 1.74 USD 24,980 877,122
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.42% Semi-Annual
Goldman Sachs
International 07/22/24 1.42 USD 29,270 747,435
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.55% Semi-Annual Bank of America NA 07/29/24 1.55 USD 25,440 572,161
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.42% Semi-Annual Wells Fargo Bank NA 08/02/24 1.42 USD 29,520 765,909
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.17% Semi-Annual UBS AG 06/05/25 1.17 USD 14,340 364,293
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.18% Semi-Annual
JPMorgan Chase
Bank NA 05/02/28 3.18 USD 68,266 7,294,646
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.05% Semi-Annual Citibank NA 06/27/28 3.05 USD 70,870 7,072,908

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 01/11/29 3.04 % USD 6,210 $ 612,947
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.73% Semi-Annual
JPMorgan Chase
Bank NA 04/27/38 2.73 USD 14,735 1,450,114
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.62% Semi-Annual
JPMorgan Chase
Bank NA 02/22/39 2.62 USD 13,826 1,313,186
29,949,098
Put
15-Year Interest Rate Swap
(a)
3.25% Semi-Annual 3 month LIBOR Quarterly
Goldman Sachs
International 05/03/22 3.25 USD 118,060 20,995
30-Year Interest Rate Swap
(a)
2.85% Semi-Annual 3 month LIBOR Quarterly
Nomura International
plc 05/09/22 2.85 USD 69,120 85,144
5-Year Interest Rate Swap
(a)
. 2.28% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 06/22/22 2.28 USD 48,130 581,042
5-Year Interest Rate Swap
(a)
. 2.75% Semi-Annual 1 day SOFR Annual Bank of America NA 08/01/22 2.75 USD 78,400 515,845
10-Year Interest Rate Swap
(a)
0.42% Annual 1 day TONAR Annual BNP Paribas SA 08/08/22 0.42 JPY 28,056,863 625,327
10-Year Interest Rate Swap
(a)
0.42% Annual 1 day TONAR Annual
JPMorgan Chase
Bank NA 08/08/22 0.42 JPY 8,612,470 191,953
10-Year Interest Rate Swap
(a)
1.36% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 09/16/22 1.36 EUR 143,900 3,058,398
5-Year Interest Rate Swap
(a)
. 2.59% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 01/12/23 2.59 USD 91,970 1,416,356
10-Year Interest Rate Swap
(a)
2.13% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 02/15/23 2.13 USD 39,650 1,442,167
10-Year Interest Rate Swap
(a)
1.94% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 11/15/23 1.94 USD 34,040 2,230,195
10-Year Interest Rate Swap
(a)
2.98% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 03/07/24 2.98 USD 10,422 281,882
10-Year Interest Rate Swap
(a)
2.24% Semi-Annual 1 day SOFR Annual Bank of America NA 03/28/24 2.24 USD 18,430 774,721
10-Year Interest Rate Swap
(a)
2.20% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 03/28/24 2.20 USD 18,430 877,729
10-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 06/13/24 2.50 USD 110,550 4,793,276
10-Year Interest Rate Swap
(a)
2.50% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 06/20/24 2.50 USD 110,550 4,805,079
10-Year Interest Rate Swap
(a)
1.71% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/24/24 1.71 USD 24,980 1,660,550
10-Year Interest Rate Swap
(a)
1.74% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/28/24 1.74 USD 24,980 1,624,018
10-Year Interest Rate Swap
(a)
1.42% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 07/22/24 1.42 USD 29,270 2,420,926
10-Year Interest Rate Swap
(a)
1.42% Semi-Annual 1 day SOFR Annual Wells Fargo Bank NA 08/02/24 1.42 USD 29,520 2,435,487
10-Year Interest Rate Swap
(a)
1.54% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 08/05/24 1.54 USD 36,430 2,762,381
10-Year Interest Rate Swap
(a)
1.17% Semi-Annual 1 day SOFR Annual UBS AG 06/05/25 1.17 USD 14,340 1,421,584
20-Year Interest Rate Swap
(a)
3.00% Annual
6 month
EURIBOR Semi-Annual UBS AG 01/18/28 3.00 EUR 35,585 973,595
10-Year Interest Rate Swap
(a)
3.18% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 05/02/28 3.18 USD 68,266 2,790,248
10-Year Interest Rate Swap
(a)
3.04% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 01/11/29 3.04 USD 6,210 285,366
10-Year Interest Rate Swap
(a)
2.73% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 04/27/38 2.73 USD 14,735 662,450
10-Year Interest Rate Swap
(a)
2.62% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 02/22/39 2.62 USD 13,826 642,576
39,379,290
$ 69,328,388
(a)
Forward settling swaption.

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Alcoa Corp. ................................ 1,282 04/14/22 USD 85.00 USD 11,542 $ (916,630)
Alcoa Corp. ................................ 1,795 04/14/22 USD 80.00 USD 16,160 (1,961,038)
Amazon.com, Inc. ............................ 91 04/14/22 USD 3,600.00 USD 29,666 (34,580)
Barclays plc ................................ 7,201 04/14/22 GBP 2.30 GBP 10,679 (449,331)
BNP Paribas SA ............................. 2,000 04/14/22 EUR 76.00 EUR 10,386 (13,275)
BP plc .................................... 2,500 04/14/22 USD 31.00 USD 7,350 (63,750)
ConocoPhillips .............................. 900 04/14/22 USD 110.00 USD 9,000 (28,350)
Devon Energy Corp. ........................... 990 04/14/22 USD 70.00 USD 5,854 (13,860)
EURO STOXX Bank Index ...................... 4,586 04/14/22 EUR 95.00 EUR 20,816 (260,005)
EURO STOXX Banks Price Index .................. 39 04/14/22 EUR 115.00 EUR 177 (108)
Financial Select Sector SPDR Fund ................ 9,000 04/14/22 USD 41.00 USD 34,488 (36,000)
General Motors Co. ........................... 6,000 04/14/22 USD 70.00 USD 26,244 (6,000)
Invesco QQQ Trust 1 .......................... 6,001 04/14/22 USD 375.00 USD 217,560 (1,185,198)
Shell plc ................................... 7,128 04/14/22 EUR 28.00 EUR 17,788 (19,713)
Valero Energy Corp. ........................... 1,550 04/14/22 USD 110.00 USD 15,739 (92,225)
CBOE Volatility Index .......................... 1,500 04/20/22 USD 35.00 USD 3,084 (105,000)
U.S. Treasury 10 Year Note ...................... 423 04/22/22 USD 128.00 USD 42,300 (19,828)
U.S. Treasury 5 Year Note ....................... 6,000 04/22/22 USD 116.00 USD 600,000 (843,750)
U.S. Treasury 5 Year Note ....................... 8,003 04/22/22 USD 118.00 USD 800,300 (250,094)
Consumer Discretionary Select Sector SPDR Fund ...... 987 04/29/22 USD 180.00 USD 18,260 (957,390)
Alcoa Corp. ................................ 420 05/20/22 USD 90.00 USD 3,781 (349,650)
Capri Holdings Ltd. ........................... 1,710 05/20/22 USD 80.00 USD 8,788 (22,230)
CF Industries Holdings, Inc. ...................... 350 05/20/22 USD 110.00 USD 3,607 (201,250)
CF Industries Holdings, Inc. ...................... 1,600 05/20/22 USD 130.00 USD 16,490 (272,000)
CF Industries Holdings, Inc. ...................... 2,394 05/20/22 USD 90.00 USD 24,673 (3,962,070)
Chevron Corp. .............................. 898 05/20/22 USD 190.00 USD 14,622 (62,411)
Consumer Discretionary Select Sector SPDR Fund ...... 1,000 05/20/22 USD 200.00 USD 18,500 (166,500)
SPDR S&P 500 ETF Trust ....................... 788 05/20/22 USD 460.00 USD 35,589 (650,494)
EURO STOXX 50 Index ........................ 1,228 06/17/22 EUR 4,400.00 EUR 47,923 (63,169)
EURO STOXX Banks Price Index .................. 92 06/17/22 EUR 110.00 EUR 418 (1,908)
EURO STOXX Banks Price Index .................. 993 06/17/22 EUR 105.00 EUR 4,507 (42,567)
S&P 500 Index .............................. 100 06/17/22 USD 4,750.00 USD 45,304 (516,500)
iShares China Large-Cap ETF .................... 750 09/16/22 USD 50.00 USD 2,398 (9,750)
(13,576,624)
Put
SPDR S&P 500 ETF Trust ....................... 2,000 04/01/22 USD 430.00 USD 90,328 (5,000)
Pandora A/S ................................ 350 04/13/22 DKK 640.00 DKK 22,666 (141,841)
EURO STOXX 50 Index ........................ 2,509 04/14/22 EUR 3,200.00 EUR 97,914 (92,982)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,000 04/14/22 USD 76.00 USD 16,458 (8,000)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 7,508 04/14/22 USD 119.00 USD 90,802 (330,352)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 14,755 04/14/22 USD 116.00 USD 178,447 (265,590)
iShares Russell 2000 ETF ....................... 425 04/14/22 USD 150.00 USD 8,724 (1,063)
iShares Russell 2000 ETF ....................... 2,500 04/14/22 USD 190.00 USD 51,318 (125,000)
S&P 500 Index .............................. 80 04/14/22 USD 4,250.00 USD 36,243 (52,000)
Snap, Inc. .................................. 2,248 04/14/22 USD 19.00 USD 8,091 (2,248)
SPDR S&P 500 ETF Trust ....................... 650 04/14/22 USD 420.00 USD 29,357 (38,025)
SPDR S&P 500 ETF Trust ....................... 725 04/14/22 USD 400.00 USD 32,744 (21,388)
SPDR S&P 500 ETF Trust ....................... 4,425 04/14/22 USD 410.00 USD 199,851 (170,363)
Starbucks Corp. ............................. 1,624 04/14/22 USD 80.00 USD 14,774 (21,112)
United States Steel Corp. ....................... 1,500 04/14/22 USD 22.00 USD 5,661 (3,000)
iShares Russell 2000 ETF ....................... 425 04/18/22 USD 170.00 USD 8,724 (4,250)
CBOE Volatility Index .......................... 750 04/20/22 USD 21.00 USD 1,542 (91,875)
U.S. Treasury 10 Year Note ...................... 582 04/22/22 USD 123.00 USD 58,200 (536,531)
Consumer Discretionary Select Sector SPDR Fund ...... 987 04/29/22 USD 140.00 USD 18,260 (493,500)
iShares Russell 2000 ETF ....................... 1,000 04/29/22 USD 180.00 USD 20,527 (64,500)
Chevron Corp. .............................. 898 05/20/22 USD 130.00 USD 14,622 (49,839)
CSX Corp. ................................. 2,565 05/20/22 USD 30.00 USD 9,606 (32,063)
Dynatrace , Inc. .............................. 1,282 05/20/22 USD 40.00 USD 6,038 (176,275)
EURO STOXX 50 Index ........................ 1,901 05/20/22 EUR 2,900.00 EUR 74,187 (222,916)
Exxon Mobil Corp. ............................ 500 05/20/22 USD 70.00 USD 4,130 (31,000)
Freeport-McMoRan, Inc. ........................ 684 05/20/22 USD 35.00 USD 3,402 (13,680)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 12,023 05/20/22 USD 75.00 USD 98,937 (276,529)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
iShares iBoxx $ High Yield Corporate Bond ETF ........ 14,999 05/20/22 USD 76.00 USD 123,427 $ (404,973)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 14,755 05/20/22 USD 113.00 USD 178,447 (553,313)
iShares Russell 2000 ETF ....................... 5,201 05/20/22 USD 182.00 USD 106,761 (933,580)
Lloyds Banking Group plc ....................... 7,500 05/20/22 GBP 0.44 GBP 3,529 (330,055)
Schlumberger NV ............................ 1,000 05/20/22 USD 35.00 USD 4,131 (66,500)
SPDR S&P 500 ETF Trust ....................... 788 05/20/22 USD 418.00 USD 35,589 (314,806)
SPDR S&P 500 ETF Trust ....................... 2,000 05/20/22 USD 420.00 USD 90,328 (851,000)
SPDR S&P 500 ETF Trust ....................... 3,900 05/20/22 USD 380.00 USD 176,140 (491,400)
Tapestry, Inc. ............................... 1,500 05/20/22 USD 27.50 USD 5,573 (41,250)
U.S. Treasury 5 Year Note ....................... 1,500 05/20/22 USD 113.00 USD 150,000 (468,750)
LyondellBasell Industries NV ..................... 1,596 06/17/22 USD 90.00 USD 16,410 (347,130)
Mercedes-Benz Group AG ...................... 700 06/17/22 EUR 50.00 EUR 4,467 (122,351)
MGM Resorts International ...................... 2,736 06/17/22 USD 40.00 USD 11,475 (655,272)
S&P 500 Index .............................. 50 06/17/22 USD 3,900.00 USD 22,652 (173,250)
Schlumberger NV ............................ 1,800 06/17/22 USD 35.00 USD 7,436 (200,700)
SPDR S&P 500 ETF Trust ....................... 4,000 06/30/22 USD 355.00 USD 180,656 (862,000)
EURO STOXX 50 Index ........................ 390 09/16/22 EUR 3,000.00 EUR 15,220 (293,593)
3 Month SOFTR ............................. 1,000 12/16/22 USD 97.75 USD 250,000 (1,275,000)
3 Month SOFTR ............................. 2,500 12/16/22 USD 97.50 USD 625,000 (2,406,250)
(14,062,095)
$ (27,638,719)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency .............. BNP Paribas SA — 04/07/22 USD 1.19 EUR 224,806 $ (162)
EUR Currency .............. JPMorgan Chase Bank NA — 04/07/22 USD 1.19 EUR 224,806 (167)
USD Currency .............. JPMorgan Chase Bank NA — 04/07/22 CHF 0.95 USD 113,550 (22,784)
USD Currency .............. Bank of America NA — 04/12/22 ZAR 16.25 USD 91,420 (6,116)
USD Currency .............. Bank of America NA — 04/12/22 ZAR 14.75 USD 19,513 (136,569)
USD Currency .............. Deutsche Bank AG — 04/12/22 ZAR 14.85 USD 31,221 (157,072)
USD Currency .............. UBS AG — 04/19/22 CHF 0.96 USD 112,910 (40,125)
EUR Currency .............. UBS AG — 04/28/22 SEK 10.80 EUR 16,281 (19,679)
USD Currency .............. Goldman Sachs International — 04/28/22 TRY 15.00 USD 27,304 (881,804)
EUR Currency .............. UBS AG — 05/05/22 CHF 1.05 EUR 57,120 (73,173)
USD Currency .............. Barclays Bank plc — 05/06/22 CLP 855.00 USD 36,332 (88,436)
EUR Currency .............. Barclays Bank plc — 05/09/22 USD 1.19 EUR 117,080 (10,760)
USD Currency .............. Bank of America NA — 05/27/22 ZAR 15.70 USD 54,408 (338,365)
USD Currency .............. Goldman Sachs International — 05/27/22 MXN 20.70 USD 81,700 (623,221)
(2,398,433)
Put
EUR Currency .............. Bank of America NA — 04/08/22 USD 1.05 EUR 373,711 (13,532)
USD Currency .............. Bank of America NA — 04/08/22 RUB 72.00 USD 27,101 (366,148)
USD Currency .............. Citibank NA — 04/08/22 RUB 72.00 USD 90,960 (1,228,916)
USD Currency .............. Bank of America NA — 04/12/22 ZAR 14.75 USD 7,805 (116,148)
EUR Currency .............. Deutsche Bank AG — 04/13/22 USD 1.11 EUR 274,927 (1,763,549)
USD Currency .............. Citibank NA — 04/25/22 JPY 120.00 USD 50,010 (237,681)
EUR Currency .............. Morgan Stanley & Co. International plc — 04/29/22 USD 1.07 EUR 599,884 (854,292)
AUD Currency .............. Bank of America NA — 05/05/22 JPY 81.00 AUD 11,705 (5,676)
AUD Currency .............. Bank of America NA — 05/05/22 JPY 77.00 AUD 85,858 (15,144)
USD Currency .............. Bank of America NA — 05/06/22 JPY 114.00 USD 50,008 (34,357)
USD Currency .............. Barclays Bank plc — 05/06/22 CLP 795.00 USD 72,664 (1,516,833)
EUR Currency .............. Deutsche Bank AG — 05/12/22 USD 1.04 EUR 175,121 (128,835)
EUR Currency .............. Deutsche Bank AG — 05/12/22 USD 1.06 EUR 350,242 (559,773)
USD Currency .............. JPMorgan Chase Bank NA — 05/12/22 JPY 112.00 USD 449,981 (229,395)
Tractor Supply Co. ........... JPMorgan Chase Bank NA 30,000 07/15/22 USD 210.00 USD 6,960 (114,000)
USD Currency .............. JPMorgan Chase Bank NA — 08/03/22 CNH 6.35 USD 50,002 (317,960)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency .............. Bank of America NA — 08/08/22 JPY 110.00 USD 39,145 $ (90,468)
EUR Currency .............. Morgan Stanley & Co. International plc — 09/08/22 NOK 9.20 EUR 53,893 (221,731)
USD Currency .............. Goldman Sachs International — 09/13/22 JPY 109.00 USD 72,045 (187,764)
S&P 500 Index ............. Citibank NA 29,893 09/16/22 USD 3,700.00 USD 135,428 (2,025,251)
USD Currency .............. Barclays Bank plc — 09/21/22 JPY 112.00 USD 140,080 (648,026)
(10,675,479)
$ (13,073,912)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap 5.00%
ITRAXX.EUR.
CROSSOVER.37.
V1 Quarterly Barclays Bank plc 07/20/22 NR EUR 325.00 EUR 22,100 $ (257,390)
Sold Protection on
5-Year Credit Default
Swap 5.00
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly
Goldman Sachs
International 04/20/22 NR EUR 337.50 EUR 33,400 (518,483)
Sold Protection on
5-Year Credit Default
Swap 5.00
ITRAXX.EUR.
CROSSOVER.36.
V1 Quarterly
Goldman Sachs
International 05/18/22 NR EUR 350.00 EUR 44,800 (1,002,391)
(1,778,264)
Put
Sold Protection on
5-Year Credit Default
Swap CDX.NA.HY.37.V1 5.00 % Quarterly Barclays Bank plc 04/20/22 NR USD 96.00 USD 27,500 (8,508)
Sold Protection on
5-Year Credit Default
Swap CDX.NA.HY.37.V1 5.00 Quarterly
Morgan Stanley & Co.
International plc 04/20/22 NR USD 96.00 USD 35,000 (10,829)
Sold Protection on
5-Year Credit Default
Swap
ITRAXX.EUR.
CROSSOVER.36.V1 5.00 Quarterly Barclays Bank plc 05/18/22 NR EUR 500.00 EUR 44,000 (94,698)
Sold Protection on
5-Year Credit Default
Swap
ITRAXX.EUR.
CROSSOVER.36.V1 5.00 Quarterly Barclays Bank plc 04/20/22 NR EUR 550.00 EUR 88,400 (40,830)
(154,865)
$ (1,933,129)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 0.61% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 04/01/22 0.61 % USD 302,050 $ —
2-Year Interest Rate Swap
(a)
. 1.02% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 05/03/22 1.02 USD 154,300 (376)
10-Year Interest Rate Swap
(a)
1.40% Semi-Annual 3 month LIBOR Quarterly
JPMorgan Chase
Bank NA 06/07/22 1.40 USD 52,875 (25,179)
10-Year Interest Rate Swap
(a)
0.45% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 08/03/22 0.45 EUR 20,160 (22,600)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1.45% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 08/03/22 1.45 % USD 14,825 $ (52,700)
10-Year Interest Rate Swap
(a)
1.55% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/08/22 1.55 USD 14,825 (72,158)
10-Year Interest Rate Swap
(a)
1.53% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 09/01/22 1.53 USD 44,980 (135,905)
2-Year Interest Rate Swap
(a)
. 1.95% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 09/19/22 1.95 USD 193,590 (401,810)
10-Year Interest Rate Swap
(a)
2.07% Semi-Annual 1 day SOFR Annual Citibank NA 09/29/22 2.07 USD 41,380 (854,705)
10-Year Interest Rate Swap
(a)
1.80% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 10/07/22 1.80 USD 23,040 (167,796)
10-Year Interest Rate Swap
(a)
1.80% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 10/13/22 1.80 USD 23,040 (171,765)
2-Year Interest Rate Swap
(a)
. 1.74% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 11/15/22 1.74 USD 269,015 (511,026)
2-Year Interest Rate Swap
(a)
. 1.78% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 11/15/22 1.78 USD 269,015 (545,546)
10-Year Interest Rate Swap
(a)
1.85% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 11/15/22 1.85 USD 47,310 (460,324)
10-Year Interest Rate Swap
(a)
1.45% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 12/05/22 1.45 USD 23,330 (187,981)
10-Year Interest Rate Swap
(a)
1.43% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 12/13/22 1.43 USD 38,113 (307,389)
10-Year Interest Rate Swap
(a)
1.42% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 12/15/22 1.42 USD 38,112 (303,439)
2-Year Interest Rate Swap
(a)
. 1.25% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 01/10/23 1.25 USD 184,725 (219,818)
2-Year Interest Rate Swap
(a)
. 1.25% Semi-Annual 1 day SOFR Annual Barclays Bank plc 01/12/23 1.25 USD 184,725 (221,035)
2-Year Interest Rate Swap
(a)
. 1.36% Semi-Annual 1 day SOFR Annual Wells Fargo Bank NA 01/18/23 1.36 USD 77,450 (112,645)
2-Year Interest Rate Swap
(a)
. 1.40% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 02/15/23 1.40 USD 988,820 (1,733,049)
2-Year Interest Rate Swap
(a)
. 1.39% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 02/17/23 1.39 USD 99,635 (173,447)
10-Year Interest Rate Swap
(a)
1.72% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 03/02/23 1.72 USD 39,396 (674,979)
10-Year Interest Rate Swap
(a)
1.69% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 03/07/23 1.69 USD 132,233 (2,152,412)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 1 day SOFR Annual Bank of America NA 03/08/23 1.75 USD 19,310 (351,487)
10-Year Interest Rate Swap
(a)
1.77% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 03/08/23 1.77 USD 109,985 (2,036,824)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 03/09/23 1.84 USD 39,995 (834,085)
10-Year Interest Rate Swap
(a)
1.93% Semi-Annual 1 day SOFR Annual Bank of America NA 03/13/23 1.93 USD 39,995 (961,698)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 1,990,697 (387,554)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 1,990,697 (492,017)
10-Year Interest Rate Swap
(a)
2.28% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 03/23/23 2.28 USD 62,659 (2,462,486)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.28 Semi-Annual Deutsche Bank AG 03/29/23 2.28 USD 41,772 (1,518,412)
10-Year Interest Rate Swap
(a)
1.67% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 08/14/23 1.67 USD 85,550 (1,343,814)
10-Year Interest Rate Swap
(a)
1.74% Semi-Annual 3 month LIBOR Quarterly Barclays Bank plc 08/14/23 1.74 USD 80,620 (1,398,995)
30-Year Interest Rate Swap
(a)
1.92% Semi-Annual 1 day SOFR Annual Barclays Bank plc 03/31/25 1.92 USD 6,280 (741,040)
(22,036,496)
Put
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.61% Semi-Annual
JPMorgan Chase
Bank NA 04/01/22 0.61 USD 302,050 (11,371,148)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.74% Semi-Annual
JPMorgan Chase
Bank NA 04/06/22 0.74 USD 302,050 (10,630,886)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.02% Semi-Annual Deutsche Bank AG 05/03/22 1.02 USD 154,300 (4,822,295)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.25% Semi-Annual
Goldman Sachs
International 05/03/22 3.25 USD 295,110 (139,261)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.75% Semi-Annual
Nomura International
plc 05/09/22 2.75 USD 150,715 (485,237)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.40% Semi-Annual
JPMorgan Chase
Bank NA 06/07/22 2.40 USD 52,875 (922,286)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.95% Semi-Annual Deutsche Bank AG 08/03/22 1.95 USD 14,825 (502,698)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.05% Semi-Annual Barclays Bank plc 08/08/22 2.05 % USD 14,825 $ (428,164)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.20% Semi-Annual
JPMorgan Chase
Bank NA 08/11/22 2.20 USD 100,270 (1,094,039)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.53% Semi-Annual
Morgan Stanley & Co.
International plc 09/01/22 1.53 USD 44,980 (3,809,808)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 1.66% Annual
Goldman Sachs
International 09/16/22 1.66 EUR 143,900 (1,671,181)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.45% Semi-Annual Deutsche Bank AG 09/19/22 2.45 USD 193,590 (1,801,931)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.57% Semi-Annual Citibank NA 09/29/22 2.57 USD 41,380 (564,688)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.80% Semi-Annual Deutsche Bank AG 10/07/22 1.80 USD 23,040 (1,495,718)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.80% Semi-Annual Bank of America NA 10/13/22 1.80 USD 23,040 (1,510,420)
2-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.48% Semi-Annual
JPMorgan Chase
Bank NA 11/02/22 1.48 USD 66,810 (1,951,352)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.85% Semi-Annual Bank of America NA 11/15/22 1.85 USD 47,310 (2,993,000)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.45% Semi-Annual
JPMorgan Chase
Bank NA 12/05/22 1.45 USD 23,330 (1,727,458)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.43% Semi-Annual
Morgan Stanley & Co.
International plc 12/13/22 1.43 USD 38,113 (2,879,017)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.42% Semi-Annual
JPMorgan Chase
Bank NA 12/15/22 1.42 USD 38,112 (2,913,002)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.75% Semi-Annual Deutsche Bank AG 01/10/23 1.75 USD 184,725 (3,968,689)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.75% Semi-Annual Barclays Bank plc 01/12/23 1.75 USD 184,725 (3,965,382)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.25% Semi-Annual Deutsche Bank AG 02/15/23 2.25 USD 183,010 (2,741,149)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.60% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.60 USD 988,820 (11,008,084)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.70% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.70 USD 988,820 (10,076,410)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.39% Semi-Annual
Morgan Stanley & Co.
International plc 02/17/23 2.39 USD 149,453 (1,994,558)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.72% Semi-Annual
Morgan Stanley & Co.
International plc 03/02/23 1.72 USD 39,396 (2,291,868)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.69% Semi-Annual
JPMorgan Chase
Bank NA 03/07/23 1.69 USD 132,233 (8,023,857)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.75% Semi-Annual Bank of America NA 03/08/23 1.75 USD 19,310 (1,091,996)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.77% Semi-Annual
Goldman Sachs
International 03/08/23 1.77 USD 109,985 (6,148,699)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.84% Semi-Annual
Morgan Stanley & Co.
International plc 03/09/23 1.84 USD 39,995 (2,065,360)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.93% Semi-Annual Bank of America NA 03/13/23 1.93 USD 39,995 (1,876,617)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.28% Semi-Annual
JPMorgan Chase
Bank NA 03/23/23 2.28 USD 62,659 (1,978,298)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.27% Semi-Annual
Goldman Sachs
International 03/23/23 3.27 USD 751,689 (6,731,271)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.28% Semi-Annual
Goldman Sachs
International 03/24/23 3.28 USD 245,004 (2,170,943)
10-Year Interest Rate Swap
(a)
2.28 Semi-Annual 1 day SOFR Annual Deutsche Bank AG 03/29/23 2.28 USD 41,772 (1,518,412)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 0.70% Annual Barclays Bank plc 05/15/23 0.70 EUR 71,710 (5,815,411)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.67% Semi-Annual
Morgan Stanley & Co.
International plc 08/14/23 1.67 USD 85,550 (6,904,834)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.74% Semi-Annual Barclays Bank plc 08/14/23 1.74 USD 80,620 (6,132,841)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 1.35% Annual Deutsche Bank AG 02/08/24 1.35 EUR 302,380 (3,945,240)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 1.05% Annual Barclays Bank plc 02/29/24 1.05 EUR 312,880 (4,996,242)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 06/13/24 3.00 USD 110,550 (3,128,124)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.50% Semi-Annual
Morgan Stanley & Co.
International plc 06/13/24 3.50 USD 110,550 (2,028,038)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 3.00 USD 110,550 (3,141,065)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 3.50% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 3.50 USD 110,550 (2,040,140)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 2.25% Semi-Annual
Morgan Stanley & Co.
International plc 08/20/24 2.25 % USD 116,580 $ (6,318,796)
30-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.92% Semi-Annual Barclays Bank plc 03/31/25 1.92 USD 6,280 (741,040)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.05% Semi-Annual Barclays Bank plc 06/15/26 3.05 USD 119,697 (2,752,848)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.05% Semi-Annual Deutsche Bank AG 06/15/26 3.05 USD 59,848 (1,376,412)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual Barclays Bank plc 06/15/26 3.04 USD 644,103 (14,894,650)
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 3.04% Semi-Annual
Morgan Stanley & Co.
International plc 06/30/26 3.04 USD 297,725 (6,913,040)
(192,493,903)
$ (214,530,399)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.33.V12 .................. 5.00 % Quarterly 12/20/24 USD 70,907 $ (4,206,444) $ (2,539,338) $ (1,667,106)
ITRAXX.EUR.CROSSOVER.34.V2 ........ 5.00 Quarterly 12/20/25 USD 50,666 3,716,848 4,125,463 (408,615)
CDX.NA.HY.37.V1 ................... 5.00 Quarterly 12/20/26 USD 23,390 (1,511,112) (1,899,869) 388,757
CDX.NA.IG.37.V1 ................... 1.00 Quarterly 12/20/26 USD 300,000 (5,229,878) (6,411,356) 1,181,478
CDX.NA.HY.38.V1 ................... 5.00 Quarterly 06/20/27 USD 25,700 (1,456,203) (1,189,323) (266,880)
CDX.NA.IG.38.V1 ................... 1.00 Quarterly 06/20/27 USD 315,833 (5,167,033) (4,752,924) (414,109)
ITRAXX.EUR.CROSSOVER.37.V1 ........ 5.00 Quarterly 06/20/27 EUR 142,403 (11,726,955) (9,814,306) (1,912,649)
ITRAXX.EUR.MAIN.37.V1 .............. 1.00 Quarterly 06/20/27 EUR 917,290 (14,178,338) (12,086,440) (2,091,898)
ITRAXX.FINSEN.37.V1 ............... 1.00 Quarterly 06/20/27 EUR 95,804 (1,053,195) (805,502) (247,693)
ITRAXX.FINSUB.37.V1 ............... 1.00 Quarterly 06/20/27 EUR 153,169 4,423,316 5,005,143 (581,827)
$ ( 36 , 388 , 994 ) $ (3 0 , 368 , 452 ) $ (6,020,542)
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 1,399,892 $ (2,355,987) $ — $ (2,355,987)
1 day SOFR Annual 0.84% Annual N/A 03/01/23 USD 179,220 (1,124,056) 860,443 (1,984,499)
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 1,399,452 (2,414,514) — (2,414,514)
1.77% Semi-Annual 3 month LIBOR Quarterly 07/12/22
(a)
07/12/23 USD 1,061,620 7,754,335 — 7,754,335
1 day ESTR At Termination (0.44)% At Termination 10/17/22
(a)
10/17/23 EUR 475,290 (4,595,023) — (4,595,023)
1 day SOFR Annual 0.24% Annual N/A 12/08/23 USD 170,300 (5,358,960) (3,437,781) (1,921,179)
1 day SOFR Annual 0.19% Annual N/A 12/14/23 USD 120,475 (3,964,535) (2,613,073) (1,351,462)
1 day SOFR Annual 0.25% Annual N/A 01/12/24 USD 438,190 (14,859,162) (9,553,917) (5,305,245)
1 day SOFR Annual 0.24% Annual N/A 01/21/24 USD 60,150 (2,093,858) (1,371,683) (722,175)
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 993,264 (3,448,724) — (3,448,724)
1.05% Semi-Annual 3 month LIBOR Quarterly N/A 02/28/24 USD 13,300 343,116 — 343,116
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 993,264 (3,352,430) — (3,352,430)
1 day SOFR Annual 0.25% Annual N/A 03/04/24 USD 317,190 (11,956,830) (7,169,711) (4,787,119)
1 day SOFR Annual 1.13% Annual N/A 03/07/24 USD 991,773 (20,332,750) — (20,332,750)
1 day SOFR Annual 1.13% Annual N/A 03/08/24 USD 1,487,466 (30,594,064) — (30,594,064)
0.40% Semi-Annual 3 month LIBOR Quarterly N/A 03/08/24 USD 1,259,950 49,572,519 — 49,572,519
1 day SOFR Annual 1.08% Annual N/A 03/18/24 USD 2,004,673 (44,501,520) — (44,501,520)
0.45% Semi-Annual 3 month LIBOR Quarterly N/A 03/19/24 USD 380,000 15,057,023 — 15,057,023
1 day SOFR Annual 2.14% Annual N/A 03/24/24 USD 615,134 (1,039,568) — (1,039,568)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 0.57% Semi-Annual N/A 03/25/24 USD 378,670 $ (14,328,406) $ — $ (14,328,406)
0.64% Semi-Annual 3 month LIBOR Quarterly N/A 03/29/24 USD 43,550 1,594,959 — 1,594,959
1.41% Annual 1 day SOFR Annual 07/06/22
(a)
03/31/24 USD 169,280 3,094,671 — 3,094,671
1.61% Annual 1 day SOFR Annual 07/06/22
(a)
03/31/24 USD 84,990 1,269,503 — 1,269,503
1.64% Annual 1 day SOFR Annual 07/06/22
(a)
03/31/24 USD 84,990 1,222,235 — 1,222,235
1.10% Semi-Annual 3 month LIBOR Quarterly 04/04/22
(a)
04/04/24 USD 14,245 399,116 — 399,116
1.06% Semi-Annual 3 month LIBOR Quarterly 04/05/22
(a)
04/05/24 USD 18,010 517,249 — 517,249
1.09% Semi-Annual 3 month LIBOR Quarterly 04/05/22
(a)
04/05/24 USD 58,470 1,652,454 — 1,652,454
0.99% Annual 1 day SOFR Annual 04/07/22
(a)
04/07/24 USD 56,740 1,434,186 — 1,434,186
0.99% Annual 1 day SOFR Annual 04/07/22
(a)
04/07/24 USD 56,740 1,436,422 — 1,436,422
0.64% Semi-Annual 3 month LIBOR Quarterly 04/08/22
(a)
04/08/24 USD 100,440 3,731,014 — 3,731,014
0.66% Semi-Annual 3 month LIBOR Quarterly 04/11/22
(a)
04/11/24 USD 50,940 1,879,451 — 1,879,451
0.65% Semi-Annual 3 month LIBOR Quarterly 04/11/22
(a)
04/11/24 USD 55,340 2,054,202 — 2,054,202
0.68% Semi-Annual 3 month LIBOR Quarterly 04/12/22
(a)
04/12/24 USD 59,890 2,193,501 — 2,193,501
0.69% Semi-Annual 3 month LIBOR Quarterly 04/12/22
(a)
04/12/24 USD 55,460 2,018,379 — 2,018,379
1.08% Annual 1 day SOFR Annual 04/13/22
(a)
04/13/24 USD 113,920 2,726,198 — 2,726,198
0.79% Semi-Annual 3 month LIBOR Quarterly 04/14/22
(a)
04/14/24 USD 55,350 1,916,050 — 1,916,050
0.73% Semi-Annual 3 month LIBOR Quarterly 04/14/22
(a)
04/14/24 USD 46,510 1,665,431 — 1,665,431
0.80% Semi-Annual 3 month LIBOR Quarterly 04/14/22
(a)
04/14/24 USD 55,350 1,906,637 — 1,906,637
0.76% Semi-Annual 3 month LIBOR Quarterly 04/19/22
(a)
04/19/24 USD 83,265 2,943,780 — 2,943,780
0.76% Semi-Annual 3 month LIBOR Quarterly 04/19/22
(a)
04/19/24 USD 83,265 2,941,898 — 2,941,898
0.94% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/24 USD 84,420 2,711,273 — 2,711,273
0.79% Semi-Annual 3 month LIBOR Quarterly 04/20/22
(a)
04/20/24 USD 86,680 3,036,179 — 3,036,179
0.91% Semi-Annual 3 month LIBOR Quarterly 04/25/22
(a)
04/25/24 USD 55,830 1,825,763 — 1,825,763
0.94% Semi-Annual 3 month LIBOR Quarterly 04/25/22
(a)
04/25/24 USD 55,827 1,790,825 — 1,790,825
1.02% Semi-Annual 3 month LIBOR Quarterly 05/03/22
(a)
05/03/24 USD 83,755 2,602,471 — 2,602,471
1.05% Semi-Annual 3 month LIBOR Quarterly 05/03/22
(a)
05/03/24 USD 62,500 1,897,606 — 1,897,606
1.01% Semi-Annual 3 month LIBOR Quarterly 05/03/22
(a)
05/03/24 USD 83,755 2,619,596 — 2,619,596
1.05% Semi-Annual 3 month LIBOR Quarterly 05/12/22
(a)
05/12/24 USD 55,870 1,727,122 — 1,727,122
0.53% Semi-Annual 3 month LIBOR Quarterly 06/06/22
(a)
06/06/24 USD 300,000 12,709,170 — 12,709,170
1.01% Annual 1 day SOFR Annual 06/09/22
(a)
06/09/24 USD 16,770 477,747 — 477,747
1.28% Semi-Annual 3 month LIBOR Quarterly 06/17/22
(a)
06/17/24 USD 28,420 805,912 — 805,912
1.27% Semi-Annual 3 month LIBOR Quarterly 06/17/22
(a)
06/17/24 USD 28,420 808,946 — 808,946
0.73% Semi-Annual 3 month LIBOR Quarterly 06/21/22
(a)
06/21/24 USD 102,990 4,034,713 — 4,034,713
0.74% Semi-Annual 3 month LIBOR Quarterly 06/23/22
(a)
06/23/24 USD 35,610 1,391,557 — 1,391,557
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 06/28/24 USD 280,000 11,811,512 — 11,811,512
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 06/28/24 USD 20,000 843,431 — 843,431
0.77% Semi-Annual 3 month LIBOR Quarterly 06/28/22
(a)
06/28/24 USD 51,740 2,007,507 — 2,007,507
0.52% Semi-Annual 3 month LIBOR Quarterly N/A 07/13/24 USD 283,000 12,715,503 — 12,715,503
0.54% Semi-Annual 3 month LIBOR Quarterly N/A 07/16/24 USD 420,000 18,630,810 — 18,630,810
0.54% Semi-Annual 3 month LIBOR Quarterly N/A 07/20/24 USD 418,000 18,724,292 — 18,724,292
0.49% Semi-Annual 3 month LIBOR Quarterly N/A 07/23/24 USD 560,000 25,707,252 — 25,707,252
1.45% Annual 1 day SOFR Annual 07/28/22
(a)
07/28/24 USD 28,910 635,762 — 635,762
1.48% Annual 1 day SOFR Annual 07/29/22
(a)
07/29/24 USD 25,550 545,537 — 545,537
1.62% Annual 1 day SOFR Annual 08/08/22
(a)
08/08/24 USD 57,780 1,094,873 — 1,094,873
1.61% Annual 1 day SOFR Annual 08/08/22
(a)
08/08/24 USD 28,890 555,038 — 555,038
1.76% Annual 1 day SOFR Annual 08/12/22
(a)
08/12/24 USD 58,250 953,566 — 953,566
1.76% Annual 1 day SOFR Annual 08/12/22
(a)
08/12/24 USD 58,250 952,998 — 952,998
1.94% Annual 1 day SOFR Annual 08/12/22
(a)
08/12/24 USD 57,920 745,006 — 745,006
1.81% Annual 1 day SOFR Annual 08/12/22
(a)
08/12/24 USD 58,060 895,583 — 895,583
1.94% Annual 1 day SOFR Annual 08/12/22
(a)
08/12/24 USD 57,920 737,669 — 737,669
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/12/24 USD 430,000 19,568,245 — 19,568,245
0.54% Semi-Annual 3 month LIBOR Quarterly N/A 08/13/24 USD 730,000 33,755,684 — 33,755,684
1.90% Annual 1 day SOFR Annual 08/15/22
(a)
08/15/24 USD 33,940 463,908 — 463,908
0.78% Semi-Annual 3 month LIBOR Quarterly 08/15/22
(a)
08/15/24 USD 29,900 1,201,581 — 1,201,581
1.90% Annual 1 day SOFR Annual 08/17/22
(a)
08/17/24 USD 43,700 605,653 — 605,653
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 145,725 6,768,006 — 6,768,006
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 145,000 6,754,386 — 6,754,386
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 145,725 6,761,289 — 6,761,289
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 145,000 6,745,592 — 6,745,592

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.57% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/24 USD 143,550 $ 6,672,912 $ — $ 6,672,912
1.89% Annual 1 day SOFR Annual 08/29/22
(a)
08/29/24 USD 29,125 413,837 — 413,837
1.90% Annual 1 day SOFR Annual 08/29/22
(a)
08/29/24 USD 29,125 411,570 — 411,570
1 day SOFR Annual 1.70% Annual 09/02/22
(a)
09/02/24 USD 29,160 (524,396) — (524,396)
1 day SOFR Annual 1.72% Annual 09/02/22
(a)
09/02/24 USD 29,160 (514,454) — (514,454)
1 day SOFR Annual 1.42% Annual 09/06/22
(a)
09/06/24 USD 58,320 (1,377,538) — (1,377,538)
1 day SOFR Annual 1.46% Annual 09/06/22
(a)
09/06/24 USD 29,180 (664,271) — (664,271)
1 day SOFR Annual 1.51% Annual 09/06/22
(a)
09/06/24 USD 46,660 (1,015,008) — (1,015,008)
1 day SOFR Annual 1.52% Annual 09/06/22
(a)
09/06/24 USD 58,325 (1,259,119) — (1,259,119)
1 day SOFR Annual 1.52% Annual 09/06/22
(a)
09/06/24 USD 58,325 (1,262,522) — (1,262,522)
2.43% Annual 1 day SOFR Annual 09/07/22
(a)
09/07/24 USD 28,950 116,137 — 116,137
2.45% Annual 1 day SOFR Annual 09/07/22
(a)
09/07/24 USD 28,950 106,541 — 106,541
1 day SOFR Annual 1.61% Annual 09/07/22
(a)
09/07/24 USD 28,950 (577,022) — (577,022)
1 day SOFR Annual 1.71% Annual 09/07/22
(a)
09/07/24 USD 28,900 (519,113) — (519,113)
1.89% Annual 1 day SOFR Annual 09/13/22
(a)
09/13/24 USD 57,880 841,799 — 841,799
1.93% Annual 1 day SOFR Annual 09/13/22
(a)
09/13/24 USD 57,820 798,779 — 798,779
1.89% Annual 1 day SOFR Annual 09/13/22
(a)
09/13/24 USD 28,870 423,753 — 423,753
2.07% Annual 1 day SOFR Annual 09/16/22
(a)
09/16/24 USD 14,450 161,417 — 161,417
2.08% Annual 1 day SOFR Annual 09/16/22
(a)
09/16/24 USD 14,450 158,822 — 158,822
2.12% Annual 1 day SOFR Annual 09/16/22
(a)
09/16/24 USD 14,450 146,870 — 146,870
2.07% Annual 1 day SOFR Annual 09/19/22
(a)
09/19/24 USD 29,045 326,916 — 326,916
2.08% Annual 1 day SOFR Annual 09/19/22
(a)
09/19/24 USD 29,045 320,144 — 320,144
2.07% Annual 1 day SOFR Annual 09/19/22
(a)
09/19/24 USD 29,045 325,788 — 325,788
2.10% Annual 1 day SOFR Annual 09/19/22
(a)
09/19/24 USD 108,970 1,167,443 — 1,167,443
2.27% Annual 1 day SOFR Annual 09/20/22
(a)
09/20/24 USD 58,060 424,737 — 424,737
2.30% Annual 1 day SOFR Annual 09/20/22
(a)
09/20/24 USD 57,840 390,539 — 390,539
2.28% Annual 1 day SOFR Annual 09/20/22
(a)
09/20/24 USD 28,850 205,166 — 205,166
2.31% Annual 1 day SOFR Annual 09/20/22
(a)
09/20/24 USD 28,920 191,899 — 191,899
2.31% Annual 1 day SOFR Annual 09/20/22
(a)
09/20/24 USD 28,920 189,651 — 189,651
2.47% Annual 1 day SOFR Annual 09/23/22
(a)
09/23/24 USD 28,995 101,507 — 101,507
2.46% Annual 1 day SOFR Annual 09/23/22
(a)
09/23/24 USD 28,995 110,519 — 110,519
2.51% Annual 1 day SOFR Annual 09/26/22
(a)
09/26/24 USD 111,990 322,420 — 322,420
2.67% Annual 1 day SOFR Annual 09/27/22
(a)
09/27/24 USD 29,070 (8,789) — (8,789)
2.68% Annual 1 day SOFR Annual 09/27/22
(a)
09/27/24 USD 29,070 (9,354) — (9,354)
2.72% Annual 1 day SOFR Annual 09/30/22
(a)
09/30/24 USD 135,760 (142,299) — (142,299)
1 day SOFR Annual 2.70% Annual 09/30/22
(a)
09/30/24 USD 31,850 24,808 — 24,808
1 day SOFR Annual 2.73% Annual 09/30/22
(a)
09/30/24 USD 286,650 359,610 — 359,610
2.81% Annual 1 day SOFR Annual 10/03/22
(a)
10/03/24 USD 29,205 (80,836) — (80,836)
1 day SOFR Annual 2.69% Annual 10/04/22
(a)
10/04/24 USD 28,070 12,102 — 12,102
0.89% Semi-Annual 3 month LIBOR Quarterly N/A 10/20/24 USD 300,000 11,638,061 — 11,638,061
0.92% Semi-Annual 3 month LIBOR Quarterly N/A 10/25/24 USD 600,000 22,733,003 — 22,733,003
1.20% Semi-Annual 3 month LIBOR Quarterly N/A 11/26/24 USD 450,000 14,459,905 — 14,459,905
1 day SOFR Annual 2.83% Annual N/A 11/29/24 USD 18,900 402,139 708,691 (306,552)
1.10% Semi-Annual 3 month LIBOR Quarterly N/A 12/06/24 USD 600,000 21,443,138 — 21,443,138
1 day SOFR Annual 1.71% Annual 12/09/22
(a)
12/09/24 USD 160,120 (3,100,944) — (3,100,944)
0.50% At Termination 1 day ESTR At Termination 02/06/24
(a)
02/06/25 EUR 597,080 3,714,149 48,419 3,665,730
2.00% Annual 1 day SOFR Annual 02/17/23
(a)
02/17/25 USD 278,159 3,871,500 — 3,871,500
0.52% At Termination 1 day ESTR At Termination 02/20/24
(a)
02/20/25 EUR 100,930 602,595 (7,786) 610,381
0.60% At Termination 1 day ESTR At Termination 02/20/24
(a)
02/20/25 EUR 201,860 1,018,063 (67,349) 1,085,412
0.64% At Termination 1 day ESTR At Termination 02/20/24
(a)
02/20/25 EUR 414,960 1,914,897 31,198 1,883,699
1.89% Annual 1 day SOFR Annual 02/22/23
(a)
02/22/25 USD 19,928 319,443 — 319,443
1.99% Annual 1 day SOFR Annual 02/27/23
(a)
02/27/25 USD 29,465 417,080 — 417,080
1 day SOFR Annual 2.26% Annual N/A 02/28/25 USD 285,390 (229,893) 11,065,125 (11,295,018)
0.55% Annual 1 day ESTR Annual 03/21/23
(a)
03/21/25 EUR 510,350 4,675,580 (276,370) 4,951,950
0.64% Annual 1 day ESTR Annual 03/23/23
(a)
03/23/25 EUR 257,690 1,877,876 — 1,877,876
0.70% Annual 1 day ESTR Annual 03/24/23
(a)
03/24/25 EUR 257,680 1,518,901 — 1,518,901
0.73% Annual 1 day ESTR Annual 03/27/23
(a)
03/27/25 EUR 516,060 2,730,527 — 2,730,527
2.53% Annual 1 day SOFR Annual 03/28/23
(a)
03/28/25 USD 105,050 369,633 — 369,633
1 day SOFR Annual 0.10% Annual N/A 06/02/25 USD 12,354 (849,295) (602,624) (246,671)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.85% Annual
6 month
EURIBOR Semi-Annual 02/12/24
(a)
02/12/26 EUR 197,460 $ 2,012,556 $ — $ 2,012,556
1.54% Semi-Annual 3 month LIBOR Quarterly 02/25/25
(a)
02/25/26 USD 45,550 400,057 — 400,057
0.64% Annual
6 month
EURIBOR Semi-Annual 03/04/24
(a)
03/04/26 EUR 202,900 2,993,986 — 2,993,986
1.71% Semi-Annual 3 month LIBOR Quarterly 03/06/25
(a)
03/06/26 USD 38,090 270,273 — 270,273
3 month LIBOR Quarterly 0.83% Semi-Annual N/A 03/08/26 USD 773,135 (50,381,133) — (50,381,133)
1.47% Annual
6 month
EURIBOR Semi-Annual 04/03/24
(a)
04/03/26 EUR 6,050 (20,257) — (20,257)
1.42% Annual
6 month
EURIBOR Semi-Annual 04/03/24
(a)
04/03/26 EUR 16,210 (37,874) — (37,874)
0.63% Semi-Annual 3 month LIBOR Quarterly N/A 05/26/26 USD 1,049,533 78,108,766 — 78,108,766
0.85% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 525,345 34,189,466 — 34,189,466
0.64% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/26 USD 1,576,035 116,749,240 — 116,749,240
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 10,069 (180,887) — (180,887)
1 day SOFR Annual 0.67% Annual N/A 09/17/26 USD 78,720 (5,136,869) (3,380,178) (1,756,691)
0.94% Semi-Annual 3 month LIBOR Quarterly N/A 10/14/26 USD 97,903 6,376,158 — 6,376,158
1.15% Semi-Annual 3 month LIBOR Quarterly N/A 11/10/26 USD 399,596 22,512,347 — 22,512,347
3 month LIBOR Quarterly 1.39% Semi-Annual N/A 01/07/27 USD 705,827 (34,554,535) — (34,554,535)
3 month LIBOR Quarterly 1.42% Semi-Annual N/A 01/10/27 USD 286,474 (13,649,297) — (13,649,297)
1.33% Annual 1 day SOFR Annual N/A 01/14/27 USD 164,040 6,491,168 — 6,491,168
1 day SOFR Annual 1.33% Annual N/A 01/14/27 USD 11,135 (440,088) — (440,088)
3 month LIBOR Quarterly 1.47% Semi-Annual N/A 01/14/27 USD 104,537 (4,749,344) — (4,749,344)
1 day SOFR Annual 1.17% Annual N/A 01/20/27 USD 15,260 (724,799) (381,437) (343,362)
1 day SOFR Annual 1.19% Annual N/A 01/20/27 USD 21,100 (987,101) (512,417) (474,684)
3 month LIBOR Quarterly 1.63% Semi-Annual N/A 02/09/27 USD 988,944 (38,623,876) — (38,623,876)
1.56% Annual 1 day SOFR Annual N/A 03/04/27 USD 11,135 347,174 — 347,174
1.54% Annual 1 day SOFR Annual N/A 03/04/27 USD 11,140 358,709 — 358,709
1.49% Annual 1 day SOFR Annual N/A 03/04/27 USD 11,150 382,604 — 382,604
1.57% Annual 1 day SOFR Annual N/A 03/04/27 USD 11,135 343,207 — 343,207
1 day SOFR Annual 1.56% Annual N/A 03/07/27 USD 495,886 (15,504,784) — (15,504,784)
1 day SOFR Annual 1.73% Annual N/A 03/14/27 USD 5,600 (131,996) — (131,996)
1 day SOFR Annual 1.74% Annual N/A 03/14/27 USD 22,380 (512,630) — (512,630)
1 day SOFR Annual 1.75% Annual N/A 03/15/27 USD 5,615 (126,217) — (126,217)
0.77% Annual
6 month
EURIBOR Semi-Annual N/A 03/17/27 EUR 104,130 1,079,236 (67,068) 1,146,304
1 day SOFR Annual 2.05% Annual N/A 03/18/27 USD 22,470 (189,352) — (189,352)
1 day ESTR At Termination 0.85% At Termination 03/20/26
(a)
03/20/27 EUR 1,032,930 (861,420) 548,875 (1,410,295)
1.97% Annual 1 day SOFR Annual N/A 03/21/27 USD 151,490 1,926,031 — 1,926,031
1 day ESTR At Termination 0.87% At Termination 03/25/26
(a)
03/25/27 EUR 1,047,140 (610,666) — (610,666)
1 day SOFR Annual 2.13% Annual N/A 03/25/27 USD 11,360 (56,254) — (56,254)
1 day SOFR Annual 2.13% Annual N/A 03/25/27 USD 11,360 (55,985) — (55,985)
1 day ESTR At Termination 1.01% At Termination 03/30/26
(a)
03/30/27 EUR 1,101,690 967,441 — 967,441
1 day SOFR Annual 2.29% Annual N/A 03/31/27 USD 5,710 13,881 — 13,881
1 day SOFR Annual 2.30% Annual N/A 03/31/27 USD 5,710 14,287 — 14,287
1 day SOFR Annual 2.35% Annual N/A 03/31/27 USD 11,420 59,445 — 59,445
1 day SOFR Annual 2.20% Annual 04/04/22
(a)
04/04/27 USD 9,120 — — —
1 day SOFR Annual 1.45% Annual 04/13/22
(a)
04/13/27 USD 58,680 (2,236,875) — (2,236,875)
28 day MXIBTIIE Monthly 7.49% Monthly N/A 04/14/27 MXN 1,412,000 (2,343,566) — (2,343,566)
3 month LIBOR Quarterly 1.63% Semi-Annual 05/26/22
(a)
05/26/27 USD 46,470 (2,039,433) — (2,039,433)
3 month LIBOR Quarterly 1.63% Semi-Annual 05/26/22
(a)
05/26/27 USD 11,618 (512,308) — (512,308)
3 month LIBOR Quarterly 0.65% Semi-Annual 06/20/22
(a)
06/20/27 USD 49,365 (4,477,750) — (4,477,750)
3 month LIBOR Quarterly 0.68% Semi-Annual 06/20/22
(a)
06/20/27 USD 49,365 (4,414,239) — (4,414,239)
1 day SOFR Annual 1.25% Annual 07/05/22
(a)
07/05/27 USD 11,640 (586,743) — (586,743)
3 month LIBOR Quarterly 1.35% Semi-Annual 07/08/22
(a)
07/08/27 USD 41,870 (2,452,134) — (2,452,134)
3 month LIBOR Quarterly 1.19% Semi-Annual 07/19/22
(a)
07/19/27 USD 60,540 (4,009,424) — (4,009,424)
3 month LIBOR Quarterly 1.48% Semi-Annual 08/01/22
(a)
08/01/27 USD 34,345 (1,812,592) — (1,812,592)
3 month LIBOR Quarterly 1.49% Semi-Annual 08/01/22
(a)
08/01/27 USD 34,345 (1,796,558) — (1,796,558)
1 day SOFR Annual 1.93% Annual 08/12/22
(a)
08/12/27 USD 8,425 (157,029) — (157,029)
0.50% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/27 USD 139,300 14,001,370 — 14,001,370

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.50% Annual 1 day SOFR Annual 09/06/22
(a)
09/06/27 USD 23,970 $ 940,739 $ — $ 940,739
1.62% Annual 1 day SOFR Annual 09/07/22
(a)
09/07/27 USD 11,905 403,491 — 403,491
1 day SOFR Annual 2.03% Annual 09/16/22
(a)
09/16/27 USD 23,680 (342,013) — (342,013)
1 day SOFR Annual 1.99% Annual 09/19/22
(a)
09/19/27 USD 11,965 (198,861) — (198,861)
1 day SOFR Annual 2.00% Annual 09/19/22
(a)
09/19/27 USD 11,965 (192,404) — (192,404)
1 day SOFR Annual 2.01% Annual 09/19/22
(a)
09/19/27 USD 11,965 (185,948) — (185,948)
2.44% Annual 1 day SOFR Annual 09/30/22
(a)
09/30/27 USD 4,295 (19,909) — (19,909)
2.48% Annual 1 day SOFR Annual 09/30/22
(a)
09/30/27 USD 38,655 (251,646) — (251,646)
3 month LIBOR Quarterly 1.68% Semi-Annual 11/21/22
(a)
11/21/27 USD 240 (10,630) — (10,630)
1 day SOFR Annual 1.90% Annual 02/14/23
(a)
02/14/28 USD 12,150 (236,828) — (236,828)
2.31% Annual 1 day SOFR Annual 03/28/23
(a)
03/28/28 USD 35,290 1,022 — 1,022
3 month LIBOR Quarterly 0.65% Semi-Annual 07/12/23
(a)
07/12/28 USD 49,940 (4,344,283) — (4,344,283)
2.93% Semi-Annual 3 month LIBOR Quarterly N/A 08/24/28 USD 22,270 (671,683) — (671,683)
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 12,489 (703,431) — (703,431)
1 day SOFR Annual 1.54% Annual N/A 02/04/29 USD 34,570 (1,289,093) — (1,289,093)
1.78% Annual 1 day SOFR Annual 06/30/22
(a)
02/15/29 USD 85,000 2,319,818 (108,933) 2,428,751
3.04% Semi-Annual 3 month LIBOR Quarterly N/A 02/16/29 USD 190,900 (7,732,565) — (7,732,565)
0.19% Annual
6 month
EURIBOR Semi-Annual N/A 01/16/30 EUR 15,120 1,127,996 2,218 1,125,778
1.32% Semi-Annual 3 month LIBOR Quarterly N/A 08/27/30 USD 59,190 5,034,663 — 5,034,663
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 50,000 (6,873,114) — (6,873,114)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 50,000 6,682,183 — 6,682,183
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 40,000 (5,401,732) — (5,401,732)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 40,000 5,182,632 — 5,182,632
6 month
EURIBOR Semi-Annual
0.60%
Annual N/A 02/15/31 EUR 240 (12,173) — (12,173)
6 month
EURIBOR Semi-Annual
0.61%
Annual N/A 02/15/31 EUR 113,030 (5,589,748) — (5,589,748)
6 month
EURIBOR Semi-Annual
0.65%
Annual 06/10/22
(a)
02/15/31 EUR 29,722 (1,470,192) — (1,470,192)
6 month
EURIBOR Semi-Annual
0.70%
Annual 06/10/22
(a)
02/15/31 EUR 47,554 (2,106,576) — (2,106,576)
6 month
EURIBOR Semi-Annual
0.71%
Annual 06/10/22
(a)
02/15/31 EUR 11,705 (516,695) (97,545) (419,150)
6 month
EURIBOR Semi-Annual
0.77%
Annual N/A 02/15/31 EUR 116,035 (4,047,684) — (4,047,684)
6 month
EURIBOR Semi-Annual
0.79%
Annual N/A 02/15/31 EUR 121,400 (3,974,369) — (3,974,369)
6 month
EURIBOR Semi-Annual
0.81%
Annual 06/10/22
(a)
02/15/31 EUR 14,917 (511,539) — (511,539)
6 month
EURIBOR Semi-Annual
0.82%
Annual 06/10/22
(a)
02/15/31 EUR 2,545 (86,294) — (86,294)
6 month
EURIBOR Semi-Annual
0.82%
Annual N/A 02/15/31 EUR 114,270 (3,450,017) — (3,450,017)
6 month
EURIBOR Semi-Annual
1.21%
Annual 06/10/22
(a)
02/15/31 EUR 29,835 — — —
6 month
EURIBOR Semi-Annual
1.24%
Annual 06/10/22
(a)
02/15/31 EUR 37,870 — — —
2.79% Semi-Annual 3 month LIBOR Quarterly N/A 03/10/31 USD 58,817 (1,820,425) — (1,820,425)
2.14% Semi-Annual 3 month LIBOR Quarterly 06/15/26
(a)
06/15/31 USD 59,849 361,286 (18,422) 379,708
2.14% Semi-Annual 3 month LIBOR Quarterly 06/15/26
(a)
06/15/31 USD 119,697 691,658 — 691,658
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 215,770 916,363 — 916,363
2.18% Semi-Annual 3 month LIBOR Quarterly 06/17/26
(a)
06/17/31 USD 212,563 891,312 — 891,312
2.16% Semi-Annual 3 month LIBOR Quarterly 06/18/26
(a)
06/18/31 USD 215,770 1,077,140 — 1,077,140
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 208,407 2,545,760 — 2,545,760
1.99% Semi-Annual 3 month LIBOR Quarterly 07/02/26
(a)
07/02/31 USD 89,318 1,106,403 — 1,106,403
0.02% Annual
6 month
EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 17,863,925 — 17,863,925
1.43% Semi-Annual 3 month LIBOR Quarterly N/A 09/21/31 USD 16,875 1,420,579 — 1,420,579
1.14% Annual 1 day SOFR Annual N/A 09/27/31 USD 24,090 1,891,586 — 1,891,586

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3 month LIBOR Quarterly 1.59% Semi-Annual N/A 10/14/31 USD 506,434 $ (32,375,420) $ — $ (32,375,420)
6 month
EURIBOR Semi-Annual
0.22%
Annual N/A 10/19/31 EUR 9,771 (906,954) (2,188) (904,766)
2.05% Annual 1 day SOFR Annual 06/30/22
(a)
11/15/31 USD 39,940 365,912 — 365,912
1 day SOFR Annual 1.58% Annual 06/30/22
(a)
11/15/31 USD 44,436 (2,169,878) — (2,169,878)
1 day SOFR Annual 1.63% Annual 06/30/22
(a)
11/15/31 USD 39,660 (1,787,624) — (1,787,624)
1 day SOFR Annual 1.80% Annual 06/30/22
(a)
11/15/31 USD 39,010 (1,184,578) — (1,184,578)
1 day SOFR Annual 1.82% Annual 06/30/22
(a)
11/15/31 USD 66,800 (1,954,677) 166,553 (2,121,230)
3 month LIBOR Quarterly 1.62% Semi-Annual N/A 11/19/31 USD 284,436 (17,935,095) — (17,935,095)
1.40% Annual 1 day SOFR Annual N/A 11/22/31 USD 13,570 784,573 — 784,573
1 day SOFR Annual 1.19% Annual N/A 12/07/31 USD 3,821 (298,466) — (298,466)
1 day SOFR Annual 1.24% Annual N/A 12/07/31 USD 11,580 (849,855) — (849,855)
4 week MXIBTIIE Monthly 7.60% Monthly N/A 01/01/32 MXN 975,757 (1,895,336) — (1,895,336)
1.55% Annual 1 day SOFR Annual N/A 01/10/32 USD 11,810 550,908 — 550,908
1.61% Annual 1 day SOFR Annual N/A 01/11/32 USD 11,830 494,424 — 494,424
28 day MXIBTIIE Monthly 7.57% Monthly N/A 01/12/32 MXN 1,119,900 (2,333,745) — (2,333,745)
28 day MXIBTIIE Monthly 7.53% Monthly N/A 01/23/32 MXN 666,324 (1,458,645) — (1,458,645)
3 month LIBOR Quarterly 1.76% Semi-Annual N/A 01/28/32 USD 539,269 (29,617,118) — (29,617,118)
1.74% Annual 1 day SOFR Annual N/A 02/08/32 USD 12,000 379,461 — 379,461
1.79% Annual 1 day SOFR Annual N/A 02/10/32 USD 22,570 605,037 — 605,037
1.84% Annual 1 day SOFR Annual N/A 02/15/32 USD 3,100 69,503 — 69,503
0.84% Annual
6 month
EURIBOR Semi-Annual N/A 02/16/32 EUR 4,920 168,530 — 168,530
0.86% Annual
6 month
EURIBOR Semi-Annual N/A 03/01/32 EUR 2,500 82,216 — 82,216
1 day SOFR Annual 1.67% Annual N/A 03/02/32 USD 6,110 (236,110) — (236,110)
1 day SOFR Annual 1.68% Annual N/A 03/02/32 USD 6,110 (228,933) — (228,933)
1 day SOFR Annual 1.51% Annual N/A 03/03/32 USD 12,150 (646,897) — (646,897)
1 day SOFR Annual 1.54% Annual N/A 03/03/32 USD 12,120 (617,926) — (617,926)
1 day SOFR Annual 1.57% Annual N/A 03/03/32 USD 12,110 (580,217) — (580,217)
1.74% Annual 1 day SOFR Annual N/A 03/04/32 USD 5,905 192,276 — 192,276
1.75% Annual 1 day SOFR Annual N/A 03/04/32 USD 5,905 185,341 — 185,341
1 day SOFR Annual 1.62% Annual N/A 03/04/32 USD 13,310 (582,496) — (582,496)
1.71% Annual 1 day SOFR Annual N/A 03/07/32 USD 15,880 561,349 — 561,349
1 day SOFR Annual 1.55% Annual N/A 03/08/32 USD 6,025 (298,968) — (298,968)
1 day SOFR Annual 1.60% Annual N/A 03/08/32 USD 6,025 (271,760) — (271,760)
1 day SOFR Annual 1.61% Annual N/A 03/08/32 USD 6,025 (266,319) — (266,319)
1.61% Annual 1 day SOFR Annual N/A 03/09/32 USD 15,846 705,605 — 705,605
1 day SOFR Annual 1.59% Annual N/A 03/09/32 USD 13,820 (646,583) — (646,583)
1.67% Annual 1 day SOFR Annual N/A 03/10/32 USD 27,804 1,088,897 — 1,088,897
1.67% Annual 1 day SOFR Annual N/A 03/10/32 USD 11,370 443,747 — 443,747
1.73% Annual 1 day SOFR Annual N/A 03/11/32 USD 5,260 176,828 — 176,828
1.73% Annual 1 day SOFR Annual N/A 03/11/32 USD 13,760 461,335 — 461,335
1.76% Annual 1 day SOFR Annual N/A 03/11/32 USD 2,960 91,890 — 91,890
1.77% Annual 1 day SOFR Annual N/A 03/11/32 USD 2,960 90,554 — 90,554
1.84% Annual 1 day SOFR Annual N/A 03/14/32 USD 6,010 144,706 — 144,706
1.81% Annual 1 day SOFR Annual N/A 03/14/32 USD 6,010 160,988 — 160,988
1.81% Annual 1 day SOFR Annual N/A 03/14/32 USD 4,930 131,613 — 131,613
0.90% Annual
6 month
EURIBOR Semi-Annual N/A 03/14/32 EUR 2,810 81,631 — 81,631
1.83% Annual 1 day SOFR Annual N/A 03/15/32 USD 5,780 142,850 — 142,850
1.81% Annual 1 day SOFR Annual N/A 03/15/32 USD 3,880 102,723 — 102,723
1.97% Annual 1 day SOFR Annual N/A 03/16/32 USD 11,950 143,902 — 143,902
1.93% Annual 1 day SOFR Annual N/A 03/16/32 USD 6,000 98,684 — 98,684
1.90% Annual 1 day SOFR Annual N/A 03/16/32 USD 13,430 252,628 — 252,628
1.97% Annual 1 day SOFR Annual N/A 03/16/32 USD 19,128 235,001 — 235,001
1.02% Annual
6 month
EURIBOR Semi-Annual N/A 03/16/32 EUR 2,530 41,749 — 41,749
1.91% Annual 1 day SOFR Annual N/A 03/17/32 USD 4,550 80,065 — 80,065

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6 month
EURIBOR Semi-Annual
1.06%
Annual N/A 03/17/32 EUR 106,910 $ (1,387,347) $ (173,757) $ (1,213,590)
1.04% Annual
6 month
EURIBOR Semi-Annual N/A 03/17/32 EUR 2,540 36,832 — 36,832
28 day MXIBTIIE Monthly 8.29% Monthly N/A 03/17/32 MXN 626,732 272,924 — 272,924
2.01% Annual 1 day SOFR Annual N/A 03/18/32 USD 16,102 148,355 — 148,355
2.09% Annual 1 day SOFR Annual N/A 03/18/32 USD 6,045 8,441 — 8,441
1 day SOFR Annual 2.01% Annual N/A 03/22/32 USD 3,045 (27,247) — (27,247)
2.10% Annual 1 day SOFR Annual N/A 03/23/32 USD 6,050 8,041 — 8,041
2.15% Annual 1 day SOFR Annual N/A 03/23/32 USD 6,030 (23,273) — (23,273)
2.05% Annual 1 day SOFR Annual N/A 03/23/32 USD 2,420 14,244 — 14,244
2.16% Annual 1 day SOFR Annual N/A 03/23/32 USD 19,114 (75,498) — (75,498)
2.09% Annual 1 day SOFR Annual N/A 03/23/32 USD 6,050 10,225 — 10,225
2.18% Annual 1 day SOFR Annual N/A 03/23/32 USD 6,030 (39,325) — (39,325)
2.13% Annual 1 day SOFR Annual N/A 03/23/32 USD 32,147 (67,507) — (67,507)
3 month BA Semi-Annual 2.86% Semi-Annual N/A 03/23/32 CAD 2,840 (5,933) — (5,933)
2.18% Annual 1 day SOFR Annual N/A 03/24/32 USD 106,377 (654,775) — (654,775)
2.23% Annual 1 day SOFR Annual N/A 03/24/32 USD 6,120 (66,109) — (66,109)
2.20% Annual 1 day SOFR Annual N/A 03/25/32 USD 2,065 (16,150) — (16,150)
2.15% Annual 1 day SOFR Annual N/A 03/25/32 USD 13,300 (46,413) (2,286) (44,127)
1 day SOFR Annual 2.18% Annual N/A 03/28/32 USD 22,410 142,646 — 142,646
1 day SOFR Annual 2.20% Annual N/A 03/28/32 USD 9,770 78,057 — 78,057
2.29% Annual 1 day SOFR Annual N/A 03/29/32 USD 22,792 (368,996) — (368,996)
1.13% Annual
6 month
EURIBOR Semi-Annual N/A 03/29/32 EUR 6,530 41,703 — 41,703
2.29% Annual 1 day SOFR Annual N/A 03/30/32 USD 2,700 (42,720) — (42,720)
0.76% Semi-Annual 3 month LIBOR Quarterly 05/03/22
(a)
05/03/32 USD 13,730 2,049,856 — 2,049,856
0.77% Semi-Annual 3 month LIBOR Quarterly 05/04/22
(a)
05/04/32 USD 99,160 14,762,591 — 14,762,591
1.96% Annual 1 day SOFR Annual 08/18/22
(a)
08/18/32 USD 17,920 336,409 — 336,409
1.75% Annual 1 day SOFR Annual 02/06/23
(a)
02/06/33 USD 69,770 2,658,417 — 2,658,417
1.72% Annual 1 day SOFR Annual 02/06/23
(a)
02/06/33 USD 12,460 505,650 — 505,650
1 day SOFR Annual 2.30% Annual 03/28/23
(a)
03/28/33 USD 19,400 224,382 — 224,382
0.44% Annual
6 month
EURIBOR Semi-Annual 05/16/23
(a)
05/16/33 EUR 10,150 990,633 — 990,633
1.78% Semi-Annual 3 month LIBOR Quarterly 07/25/24
(a)
07/25/34 USD 5,580 285,015 — 285,015
1.65% Semi-Annual 3 month LIBOR Quarterly 08/22/24
(a)
08/22/34 USD 35,950 2,241,764 — 2,241,764
1.91% Semi-Annual 3 month LIBOR Quarterly 10/21/24
(a)
10/21/34 USD 28,030 1,101,252 — 1,101,252
2.00% Semi-Annual 3 month LIBOR Quarterly 11/07/24
(a)
11/07/34 USD 39,630 1,242,179 — 1,242,179
2.11% Semi-Annual 3 month LIBOR Quarterly 11/12/24
(a)
11/12/34 USD 40,100 873,257 — 873,257
3 month LIBOR Quarterly 1.93% Semi-Annual 07/27/26
(a)
07/27/36 USD 19,730 (682,349) — (682,349)
1 day SOFR Annual 1.85% Annual 02/01/27
(a)
02/01/37 USD 140,000 (2,272,105) — (2,272,105)
1 day SOFR Annual 1.86% Annual 01/17/29
(a)
01/17/39 USD 31,710 (543,093) — (543,093)
1 day SOFR Annual 2.12% Annual 04/03/29
(a)
04/03/39 USD 14,020 — — —
2.10% Semi-Annual 3 month LIBOR Quarterly 10/23/29
(a)
10/23/39 USD 21,410 467,981 — 467,981
2.14% Semi-Annual 3 month LIBOR Quarterly 11/15/29
(a)
11/15/39 USD 43,980 823,107 — 823,107
0.97% Semi-Annual 3 month LIBOR Quarterly N/A 08/17/40 USD 17,100 3,716,078 — 3,716,078
1.70% Semi-Annual 3 month LIBOR Quarterly N/A 11/26/41 USD 37,153 4,004,655 — 4,004,655
1.83% Annual 1 day SOFR Annual 06/30/22
(a)
08/15/47 USD 17,220 800,769 — 800,769
1 day SOFR Annual 2.05% Annual 06/30/22
(a)
08/15/47 USD 17,850 (41,392) — (41,392)
1.83% Annual 1 day SOFR Annual 06/30/22
(a)
11/15/48 USD 17,230 764,841 (80,185) 845,026
2.38% Semi-Annual 3 month LIBOR Quarterly 07/05/39
(a)
07/05/49 USD 17,160 (285,309) — (285,309)
1.71% Semi-Annual 3 month LIBOR Quarterly 08/16/39
(a)
08/16/49 USD 15,760 393,909 — 393,909
1.67% Semi-Annual 3 month LIBOR Quarterly 08/17/39
(a)
08/17/49 USD 12,140 335,658 — 335,658
3 month LIBOR Quarterly 1.83% Semi-Annual N/A 02/10/50 USD 14,710 (1,478,688) — (1,478,688)
3 month LIBOR Quarterly 1.02% Semi-Annual N/A 08/17/50 USD 11,880 (3,247,920) — (3,247,920)
3 month LIBOR Quarterly 1.25% Semi-Annual N/A 09/08/50 USD 5,756 (1,297,125) — (1,297,125)
1.63% Semi-Annual 3 month LIBOR Quarterly N/A 01/25/51 USD 76,760 11,050,883 — 11,050,883
1.48% Semi-Annual 3 month LIBOR Quarterly N/A 01/28/51 USD 140,000 24,579,238 — 24,579,238
1.58% Semi-Annual 3 month LIBOR Quarterly N/A 02/01/51 USD 80,686 12,515,529 — 12,515,529
1.66% Semi-Annual 3 month LIBOR Quarterly N/A 02/04/51 USD 45,497 6,222,071 — 6,222,071

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.68% Semi-Annual 3 month LIBOR Quarterly N/A 02/05/51 USD 46,846 $ 6,207,979 $ — $ 6,207,979
3 month LIBOR Quarterly 1.87% Semi-Annual N/A 02/19/51 USD 7,265 (668,905) — (668,905)
3 month LIBOR Quarterly 1.91% Semi-Annual N/A 02/22/51 USD 3,633 (306,675) — (306,675)
1.91% Semi-Annual 3 month LIBOR Quarterly N/A 02/22/51 USD 18,172 1,506,647 — 1,506,647
2.01% Semi-Annual 3 month LIBOR Quarterly N/A 05/27/51 USD 72,204 4,084,757 — 4,084,757
2.04% Semi-Annual 3 month LIBOR Quarterly N/A 06/07/51 USD 22,455 1,155,278 — 1,155,278
1 day SOFR Annual 1.62% Annual N/A 01/06/52 USD 1,310 (103,998) 963 (104,961)
1.96% Semi-Annual 3 month LIBOR Quarterly N/A 01/21/52 USD 180,000 12,618,464 — 12,618,464
0.92% Annual
6 month
EURIBOR Semi-Annual N/A 03/17/52 EUR 19,110 530,593 315,448 215,145
3 month BA Semi-Annual 2.97% Semi-Annual N/A 03/22/52 CAD 2,725 40,337 — 40,337
3 month BA Semi-Annual 3.01% Semi-Annual N/A 03/23/52 CAD 2,725 60,120 — 60,120
2.15% Annual 1 day SOFR Annual N/A 03/24/52 USD 2,065 (72,484) — (72,484)
2.16% Annual 1 day SOFR Annual N/A 03/25/52 USD 2,065 (77,467) — (77,467)
2.16% Annual 1 day SOFR Annual N/A 03/25/52 USD 1,030 (39,793) — (39,793)
3 month BA Semi-Annual 3.03% Semi-Annual N/A 03/29/52 CAD 1,420 35,404 — 35,404
1.14% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 8,975 2,310,819 — 2,310,819
1.09% Semi-Annual 3 month LIBOR Quarterly 06/20/22
(a)
06/20/52 USD 8,975 2,401,971 — 2,401,971
3 month LIBOR Quarterly 3.08% Semi-Annual 02/20/23
(a)
02/20/53 USD 12,220 2,084,992 — 2,084,992
0.88% Semi-Annual 3 month LIBOR Quarterly 07/12/23
(a)
07/12/53 USD 9,200 2,778,145 — 2,778,145
1.67% Annual 1 day SOFR Annual 01/15/25
(a)
01/15/55 USD 1,930 94,994 — 94,994
3 month LIBOR Quarterly 1.93% Semi-Annual 12/01/26
(a)
12/01/56 USD 2,880 (126,056) — (126,056)
1.69% Annual 1 day SOFR Annual 01/15/27
(a)
01/15/57 USD 1,130 37,805 — 37,805
$ 379,125,490 $ (16,176,777) $ 395,302,267
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.20% At Termination 1 month HICPXT At Termination 03/15/24 EUR 97,955 $ 719,395 $ — $ 719,395
3.43% At Termination
UK Retail Price Index
All Items Monthly At Termination 11/15/25 GBP 74,830 12,703,688 — 12,703,688
4.59% At Termination
UK Retail Price Index
All Items Monthly At Termination 02/15/27 GBP 13,920 685,828 — 685,828
1 month USCPI At Termination 3.52% At Termination 03/31/27 USD 42,032 327,993 — 327,993
UK Retail Price Index All
Items Monthly At Termination 3.46% At Termination 11/15/30 GBP 1,378 (343,537) — (343,537)
UK Retail Price Index All
Items Monthly At Termination 3.47% At Termination 11/15/30 GBP 4,265 (1,054,604) — (1,054,604)
UK Retail Price Index All
Items Monthly At Termination 3.51% At Termination 11/15/30 GBP 74,830 (18,073,835) — (18,073,835)
UK Retail Price Index All
Items Monthly At Termination 3.74% At Termination 05/15/31 GBP 7,648 (1,648,461) — (1,648,461)
UK Retail Price Index All
Items Monthly At Termination 3.81% At Termination 07/15/31 GBP 21,115 (4,028,796) — (4,028,796)
UK Retail Price Index All
Items Monthly At Termination 3.85% At Termination 07/15/31 GBP 16,600 (3,062,320) — (3,062,320)
UK Retail Price Index All
Items Monthly At Termination 4.11% At Termination 09/15/31 GBP 17,513 (2,214,532) — (2,214,532)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UK Retail Price Index All
Items Monthly At Termination 4.29% At Termination 02/15/32 GBP 13,920 $ (806,060) $ — $ (806,060)
$ (16,795,241) $ — $ (16,795,241)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Staples, Inc. ............. 5.00 % Quarterly Goldman Sachs International 06/20/22 USD 1,125 $ (630) $ 14,303 $ (14,933)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/22 USD 1,670 (936) 23,527 (24,463)
Staples, Inc. ............. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/22 USD 1,550 (868) 29,785 (30,653)
Stonegate Pub Co. Financing plc 5.00 Quarterly Barclays Bank plc 06/20/22 EUR 2,230 (23,356) (999) (22,357)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 06/20/22 EUR 2,250 (23,565) 2,340 (25,905)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 2,190 (66,274) 21,264 (87,538)
Stonegate Pub Co. Financing plc 5.00 Quarterly Credit Suisse International 12/20/22 EUR 1,370 (41,459) 20,511 (61,970)
Casino Guichard Perrachon SA 5.00 Quarterly JPMorgan Chase Bank NA 06/20/23 EUR 7,160 481,624 (146,575) 628,199
ADLER Real Estate AG ..... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,680 57,792 142,825 (85,033)
ADLER Real Estate AG ..... 5.00 Quarterly Goldman Sachs International 12/20/23 EUR 1,700 58,480 148,724 (90,244)
KB Home ............... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 5,714 (396,990) (165,264) (231,726)
Realogy Group LLC ........ 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,856 (165,936) (9,654) (156,282)
RR Donnelley & Sons Co. .... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,860 (192,236) 49,974 (242,210)
Staples, Inc. ............. 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/23 USD 1,555 71,949 37,387 34,562
Beazer Homes USA, Inc. .... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,265 (123,764) (67,280) (56,484)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (136,605) (65,533) (71,072)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (136,605) (70,717) (65,888)
Electricite de France SA ..... 1.00 Quarterly Deutsche Bank AG 06/20/24 EUR 5,665 (70,262) (65,717) (4,545)
Electricite de France SA ..... 1.00 Quarterly Deutsche Bank AG 06/20/24 EUR 5,665 (70,262) (63,245) (7,017)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Credit Suisse International 06/20/24 EUR 1,240 (30,945) 44,159 (75,104)
Tenet Healthcare Corp. ...... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,483 (196,098) (12,997) (183,101)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,785 (219,949) (44,732) (175,217)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (217,185) (44,132) (173,053)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (217,185) (44,132) (173,053)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,347 (185,358) (14,861) (170,497)
Tenet Healthcare Corp. ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/24 USD 1,000 (78,976) (6,126) (72,850)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 (134,536) 68,552 (203,088)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,960 (260,739) 135,275 (396,014)
Boeing Co. (The) .......... 1.00 Quarterly BNP Paribas SA 12/20/24 USD 4,760 15,131 (51,719) 66,850
Boeing Co. (The) .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/24 USD 11,875 37,771 (76,375) 114,146
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 7,750 (172,296) (108,515) (63,781)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,809 74,013 176,182 (102,169)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 7,752 44,793 104,596 (59,803)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 17,930 103,603 241,924 (138,321)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,807 74,001 172,801 (98,800)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 74,019 176,195 (102,176)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 74,019 176,195 (102,176)
Jaguar Land Rover Automotive
plc ................. 5.00 Quarterly Credit Suisse International 12/20/24 EUR 840 (18,158) (9,874) (8,284)
Occidental Petroleum Corp. ... 1.00 Quarterly Barclays Bank plc 12/20/24 USD 8,700 (32,900) 2,484,423 (2,517,323)
OTE plc ................ 5.00 Quarterly BNP Paribas SA 12/20/24 EUR 3,800 (532,845) (457,680) (75,165)
Vue International Bidco plc ... 5.00 Quarterly Goldman Sachs International 12/20/24 EUR 1,140 141,743 121,639 20,104
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (171,636) (91,531) (80,105)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (114,424) (61,030) (53,394)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 (417,612) 350,150 (767,762)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 6,800 (171,074) (94,082) (76,992)
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 5,000 (125,790) (46,831) (78,959)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Macy's Retail Holdings LLC ... 1.00 % Quarterly Goldman Sachs International 06/20/25 USD 1,000 $ 28,847 $ 156,426 $ (127,579)
Republic of Italy ........... 1.00 Quarterly Bank of America NA 06/20/25 USD 20,400 (277,171) 832,445 (1,109,616)
Simon Property Group LP .... 1.00 Quarterly Barclays Bank plc 06/20/25 USD 4,300 (62,838) 198,286 (261,124)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,010 (14,760) 53,382 (68,142)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,190 (17,390) 82,675 (100,065)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,300 (62,838) 232,277 (295,115)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (14,854) 59,202 (74,056)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (14,854) 55,093 (69,947)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,750 (19,718) 143,870 (163,588)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,700 (14,197) 60,591 (74,788)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,700 (14,197) 60,591 (74,788)
HSBC Holdings plc ........ 1.00 Quarterly Citibank NA 12/20/25 EUR 17,180 (36,261) 293,856 (330,117)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,420 (86,513) (46,353) (40,160)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,420 (86,513) (58,591) (27,922)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/25 USD 4,700 (61,341) 90,553 (151,894)
BAT International Finance plc .. 1.00 Quarterly Deutsche Bank AG 12/20/26 EUR 17,850 (130,804) (245,112) 114,308
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 7,110 (217,624) (198,401) (19,223)
DISH DBS Corp. .......... 5.00 Quarterly Citibank NA 12/20/26 USD 2,000 19,989 5,681 14,308
SoftBank Group Corp. ...... 1.00 Quarterly Barclays Bank plc 12/20/26 JPY 280,000 238,382 220,618 17,764
SoftBank Group Corp. ...... 1.00 Quarterly Barclays Bank plc 12/20/26 JPY 280,000 238,382 212,860 25,522
SoftBank Group Corp. ...... 1.00 Quarterly Barclays Bank plc 12/20/26 JPY 158,760 135,163 116,818 18,345
SoftBank Group Corp. ...... 1.00 Quarterly BNP Paribas SA 12/20/26 JPY 998,552 850,132 548,121 302,011
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/26 USD 3,840 21,160 13,683 7,477
UPC Holding BV .......... 5.00 Quarterly Barclays Bank plc 12/20/26 EUR 2,830 (431,209) (309,264) (121,945)
UPC Holding BV .......... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 2,830 (431,209) (414,523) (16,686)
UPC Holding BV .......... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/26 EUR 1,132 (172,484) (148,521) (23,963)
UPC Holding BV .......... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/26 EUR 1,698 (258,726) (227,351) (31,375)
Cellnex Telecom SA ........ 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 24,820 (3,965,747) (3,576,764) (388,983)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 06/20/27 USD 189,705 9,559,450 11,557,544 (1,998,094)
Galp Energia SGPS SA ..... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,660 (1,245,326) (1,171,928) (73,398)
HeidelbergCement AG ...... 5.00 Quarterly Barclays Bank plc 06/20/27 EUR 5,700 (1,216,069) (1,147,324) (68,745)
LANXESS AG ............ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 12,180 82,316 138,997 (56,681)
Lloyds Banking Group plc .... 1.00 Quarterly Goldman Sachs International 06/20/27 EUR 20,700 (446,761) (378,618) (68,143)
Next Group plc ........... 1.00 Quarterly Citibank NA 06/20/27 EUR 11,009 26,653 113,763 (87,110)
Rakuten Group, Inc. ........ 1.00 Quarterly Goldman Sachs International 06/20/27 JPY 533,000 128,920 119,503 9,417
Rakuten Group, Inc. ........ 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 JPY 661,000 159,880 148,102 11,778
Renault SA .............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 5,975 650,957 790,772 (139,815)
Republic of Chile .......... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 21,986 (329,980) (127,899) (202,081)
Republic of Colombia ....... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 144,948 6,301,069 8,058,238 (1,757,169)
Republic of Indonesia ....... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 105,014 (837,558) 1,288,855 (2,126,413)
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 68,236 3,466,231 4,228,597 (762,366)
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 20,644 1,048,680 1,279,328 (230,648)
Republic of South Africa ..... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 22,996 1,168,133 1,425,054 (256,921)
Republic of the Philippines ... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 78,630 (831,059) 423,139 (1,254,198)
Standard Chartered plc ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 14,100 385,371 563,966 (178,595)
Stellantis NV ............. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 16,100 (3,135,959) (2,882,258) (253,701)
Stora Enso OYJ ........... 5.00 Quarterly Bank of America NA 06/20/27 EUR 5,650 (1,259,778) (1,328,056) 68,278
Telenor ASA ............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 11,200 (413,074) (365,298) (47,776)
Telia Co. AB ............. 1.00 Quarterly Bank of America NA 06/20/27 EUR 2,837 (89,280) (63,162) (26,118)
Telia Co. AB ............. 1.00 Quarterly Bank of America NA 06/20/27 EUR 2,837 (89,280) (49,610) (39,670)
Telia Co. AB ............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 2,837 (89,280) (56,809) (32,471)
Telia Co. AB ............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 11,200 (352,504) (294,603) (57,901)
Telia Co. AB ............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 2,837 (89,280) (53,606) (35,674)
Telia Co. AB ............. 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 2,837 (89,280) (63,173) (26,107)
Telia Co. AB ............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 2,837 (89,280) (58,585) (30,695)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 20,540 3,130 (29,469) 32,599
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 25,670 3,912 (55,272) 59,184
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 232,463 35,428 1,473,222 (1,437,794)
Wendel SE .............. 5.00 Quarterly Barclays Bank plc 06/20/27 EUR 2,800 (643,350) (587,709) (55,641)
Wendel SE .............. 5.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 5,640 (1,295,890) (1,316,201) 20,311
WPP Finance SA .......... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 11,300 (165,888) (109,996) (55,892)
CMBX.NA.7.AA ........... 1.50 Monthly Goldman Sachs International 01/17/47 USD 2,292 31,047 130,089 (99,042)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.AAA .......... 0.50 % Monthly Credit Suisse International 09/17/58 USD 12,053 $ (71,749) $ 147,901 $ (219,650)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 9,656 (57,482) 120,067 (177,549)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,750 (40,184) 82,834 (123,018)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8,138 (48,447) 99,867 (148,314)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,990 (41,611) 102,958 (144,569)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 7,809 (46,485) 103,189 (149,674)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 494,752 156,774 337,978
CMBX.NA.9.BBB- ......... 3.00 Monthly Goldman Sachs International 09/17/58 USD 1,456 147,918 109,400 38,518
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 170,065 88,086 81,979
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 144,362 74,773 69,589
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 4,130 (3,531) (605) (2,926)
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 9,559 (8,173) (7,192) (981)
CMBX.NA.6.BBB- ......... 3.00 Monthly JPMorgan Securities LLC 05/11/63 USD 2,334 568,437 214,733 353,704
CMBX.NA.13.BBB- ........ 3.00 Monthly Goldman Sachs International 12/16/72 USD 2,672 253,442 141,958 111,484
CMBX.NA.13.BBB- ........ 3.00 Monthly Goldman Sachs International 12/16/72 USD 2,672 253,442 138,471 114,971
$ – $ – $ –
$ 3,759,348 $ 24,308,085 $ (20,548,737)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
EDP - Energias de Portugal
SA ............. 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/22 BBB EUR 21,480 $ 289,029 $ 238,421 $ 50,608
NRG Energy, Inc. ...... 5.00 Quarterly
Credit Suisse
International 06/20/25 NR USD 1,225 114,675 114,156 519
Republic of Italy ....... 1.00 Quarterly Bank of America NA 06/20/25 BBB USD 20,400 445,793 (476,095) 921,888
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 1,033 137,987 125,085 12,902
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,200 293,779 265,435 28,344
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,850 380,577 334,355 46,222
Sprint Communications, Inc. 5.00 Quarterly Barclays Bank plc 06/20/25 BB+ USD 2,400 320,486 253,558 66,928
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,790 410,301 382,194 28,107
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 NR EUR 2,970 (20,430) 392,047 (412,477)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 NR EUR 3,200 (22,012) 414,653 (436,665)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 3,114 396,764 431,117 (34,353)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 1,868 238,059 258,504 (20,445)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 1,868 238,059 260,696 (22,637)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 3,000 382,284 397,191 (14,907)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/25 BB- EUR 2,640 258,331 77,872 180,459
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- EUR 2,820 275,945 110,487 165,458
Monitchem HoldCo 3 SA . 5.00 Quarterly
Credit Suisse
International 12/20/25 B- EUR 3,353 330,344 295,071 35,273
NRG Energy, Inc. ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 NR USD 3,850 374,443 489,733 (115,290)
T-Mobile USA, Inc. ..... 5.00 Quarterly Citibank NA 12/20/25 BB+ USD 3,775 533,530 531,305 2,225
T-Mobile USA, Inc. ..... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 1,881 265,814 261,774 4,040
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 60 6,606 6,041 565
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 980 107,895 98,670 9,225
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/25 BB USD 2,300 (11,805) (16,354) 4,549

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 110 $ 25 $ 10,793 $ (10,768)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 2,890 643 360,775 (360,132)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 2,900 646 315,406 (314,760)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 120 27 10,545 (10,518)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 940 209 82,600 (82,391)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 1,010 225 99,100 (98,875)
Advanced Micro Devices,
Inc. ............. 5.00 Quarterly
Goldman Sachs
International 06/20/26 A- USD 3,755 689,209 655,041 34,168
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 2,820 79,701 (34,711) 114,412
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,643 46,447 (10,238) 56,685
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 B- EUR 1,124 31,767 — 31,767
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 06/20/26 BB- EUR 1,180 110,900 62,068 48,832
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/26 BB- EUR 630 59,209 32,606 26,603
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 410 38,533 17,984 20,549
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 1,210 113,719 58,816 54,903
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 30 2,819 1,316 1,503
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB- EUR 310 29,135 24,442 4,693
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB- EUR 20 1,880 1,577 303
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB- EUR 2,900 272,550 213,657 58,893
HCA, Inc. ........... 5.00 Quarterly Citibank NA 06/20/26 BB- USD 3,500 557,203 528,439 28,764
Intrum AB ........... 5.00 Quarterly Deutsche Bank AG 06/20/26 BB EUR 1,160 73,961 118,042 (44,081)
Intrum AB ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 BB EUR 1,160 73,961 118,241 (44,280)
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 06/20/26 BBB- USD 4,205 49,732 30,735 18,997
Kraft Heinz Foods Co. .. 1.00 Quarterly BNP Paribas SA 06/20/26 BBB- USD 2,750 32,524 20,092 12,432
Monitchem HoldCo 3 SA . 5.00 Quarterly
Goldman Sachs
International 06/20/26 B- EUR 604 61,903 61,228 675
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 06/20/26 B- EUR 2,900 (403,560) (304,582) (98,978)
NRG Energy, Inc. ...... 5.00 Quarterly Barclays Bank plc 06/20/26 NR USD 2,900 291,912 348,419 (56,507)
Stonegate Pub Co.
Financing plc ...... 5.00 Quarterly
Credit Suisse
International 06/20/26 NR EUR 2,900 165,872 (2,451) 168,323
Vue International Bidco plc 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 1,190 (185,409) (55,280) (130,129)
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 1,160 (180,663) (58,964) (121,699)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/26 BB USD 2,690 (29,844) — (29,844)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/26 B EUR 40 312 923 (611)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 B EUR 630 4,913 14,542 (9,629)
ADLER Real Estate AG . 5.00 Quarterly
Goldman Sachs
International 12/20/26 B EUR 2,710 21,133 (184,627) 205,760
ADLER Real Estate AG . 5.00 Quarterly
Goldman Sachs
International 12/20/26 B EUR 1,700 13,258 (122,776) 136,034
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 7,580 527,997 540,357 (12,360)
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 970 67,567 69,149 (1,582)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Altice France SA ...... 5.00 % Quarterly
Credit Suisse
International 12/20/26 B EUR 80 $ 5,573 $ 5,703 $ (130)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/26 BB- EUR 3,100 253,234 265,848 (12,614)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB- EUR 120 9,803 8,718 1,085
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- USD 5,000 849,650 928,351 (78,701)
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- USD 4,910 834,356 930,578 (96,222)
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- USD 2,955 502,143 547,669 (45,526)
HCA, Inc. ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- USD 910 154,636 146,854 7,782
Intrum AB ........... 5.00 Quarterly Barclays Bank plc 12/20/26 BB EUR 1,692 94,594 149,670 (55,076)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 1,546 86,425 118,475 (32,050)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 974 54,459 75,668 (21,209)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 1,120 62,615 89,953 (27,338)
Intrum AB ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB EUR 1,680 93,923 146,012 (52,089)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 1,140 (14,043) (47,015) 32,972
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 100 (1,232) (4,124) 2,892
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 51 (625) 2,092 (2,717)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 970 (11,943) 39,950 (51,893)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 165 (2,033) 6,736 (8,769)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 942 (11,609) 41,069 (52,678)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 1,400 (17,246) 57,156 (74,402)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 49 (608) 2,150 (2,758)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/26 B+ EUR 3,922 (48,315) 145,175 (193,490)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/26 B+ EUR 1,352 (16,660) 56,140 (72,800)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 1,400 (17,246) 67,217 (84,463)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 165 (2,033) 7,922 (9,955)
K+S AG ............ 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 2,900 437,677 302,678 134,999
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B+ EUR 1,425 215,065 153,815 61,250
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 B+ EUR 190 28,675 16,145 12,530
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B- EUR 1,680 3,605 54,411 (50,806)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B- EUR 1,700 3,648 91,218 (87,570)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B- EUR 1,680 3,605 89,553 (85,948)
Loxam SAS ......... 5.00 Quarterly
Credit Suisse
International 12/20/26 B- EUR 2,800 6,009 129,271 (123,262)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Loxam SAS ......... 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/26 B- EUR 1,160 $ 2,489 $ 78,033 $ (75,544)
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 12/20/26 B- EUR 1,700 (253,604) (163,462) (90,142)
Picard Bondco SA ..... 5.00 Quarterly Citibank NA 12/20/26 CCC+ EUR 2,800 130,787 129,622 1,165
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 1,292 102,249 18,209 84,040
T-Mobile USA, Inc. ..... 5.00 Quarterly BNP Paribas SA 12/20/26 BB+ USD 11,060 1,891,543 1,845,940 45,603
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/26 BB USD 3,635 (69,521) (27,565) (41,956)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/26 BB USD 2,700 (51,639) (24,006) (27,633)
Cirsa Finance International
Sarl ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B- EUR 1,142 7,454 (20,813) 28,267
Intrum AB ........... 5.00 Quarterly Citibank NA 06/20/27 BB EUR 1,133 55,008 53,887 1,121
Intrum AB ........... 5.00 Quarterly
Goldman Sachs
International 06/20/27 BB EUR 1,700 82,512 82,548 (36)
Intrum AB ........... 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB EUR 2,833 137,520 131,094 6,426
Intrum AB ........... 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB EUR 2,833 137,520 123,315 14,205
Kaixo Bondco Telecom SA 1.00 Quarterly BNP Paribas SA 06/20/27 CCC+ EUR 2,840 (456,393) (437,063) (19,330)
Kaixo Bondco Telecom SA 5.00 Quarterly
Credit Suisse
International 06/20/27 CCC+ EUR 1,420 63,719 47,833 15,886
Louis Dreyfus Co. Finance
BV ............. 5.00 Quarterly Citibank NA 06/20/27 BBB- EUR 5,240 829,199 600,046 229,153
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 06/20/27 B- EUR 1,690 (27,632) (32,758) 5,126
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 06/20/27 B- EUR 2,800 (45,781) (103,947) 58,166
OI European Group BV .. 5.00 Quarterly
Goldman Sachs
International 06/20/27 B+ EUR 1,125 52,542 29,629 22,913
Saipem Finance
International BV .... 5.00 Quarterly Barclays Bank plc 06/20/27 BB- EUR 1,120 (46,698) (67,579) 20,881
Saipem Finance
International BV .... 5.00 Quarterly Barclays Bank plc 06/20/27 BB- EUR 1,120 (46,698) (24,552) (22,146)
Saipem Finance
International BV .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB- EUR 1,120 (46,698) (24,552) (22,146)
Saipem Finance
International BV .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB- EUR 1,120 (46,698) (49,620) 2,922
Saipem Finance
International BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB- EUR 560 (23,349) (12,710) (10,639)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 06/20/27 BB USD 2,220 (59,699) (58,454) (1,245)
Virgin Media Finance plc . 5.00 Quarterly Bank of America NA 06/20/28 B EUR 2,890 244,113 310,834 (66,721)
CMBX.NA.7.AA ....... 1.50 Monthly
Credit Suisse
International 01/17/47 NR USD 2,292 (31,047) (152,664) 121,617
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 3,707 (23,344) (68,189) 44,845
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 3,503 (22,060) (64,208) 42,148
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 3,707 (23,344) (58,804) 35,460
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 7,413 (46,688) (120,306) 73,618
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 5,343 (33,649) (7,549) (26,100)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 NR USD 7,493 (761,228) (17,339) (743,889)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 7,440 (755,843) (20,747) (735,096)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 NR USD 1,392 (141,416) (145,944) 4,528
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 1,360 (138,165) (294,672) 156,507
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 1,674 (170,065) (161,345) (8,720)
CMBX.NA.9.BBB- ..... 3.00 Monthly JPMorgan Securities LLC 09/17/58 NR USD 960 (97,528) (107,441) 9,913

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 30,213 $ (3,069,394) $ (84,416) $ (2,984,978)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 1,635 (166,103) (415,159) 249,056
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 2,400 (243,820) 2,406 (246,226)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 21,910 (2,225,877) (33,491) (2,192,386)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 NR USD 7,440 (755,843) (19,565) (736,278)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 NR USD 270 (29,947) (21,210) (8,737)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 2,334 (568,437) (177,667) (390,770)
$ 5,181,419 $ 13,329,837 $ (8,148,418)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination
5.42%
At Termination BNP Paribas SA N/A 01/02/23 BRL 227,135 $ (1,333,976) $ — $ (1,333,976)
1 day
BZDIOVER At Termination
12.40%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 29,476 3,033,277 — 3,033,277
1 day
BZDIOVER At Termination
8.20%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 45,601 782,917 — 782,917
1 day
BZDIOVER At Termination
8.38%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 37,425 735,049 — 735,049
1 day
BZDIOVER At Termination
9.45%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 17,491 694,016 — 694,016
1 day
BZDIOVER At Termination
9.45%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/23 BRL 82,529 3,274,669 — 3,274,669
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA N/A 04/01/23 CLP 71,269,343 6,829,282 — 6,829,282
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA N/A 05/28/23 CLP 71,269,343 (7,175,470) — (7,175,470)
1 day
BZDIOVER At Termination
11.47%
At Termination
Goldman Sachs
International N/A 01/02/24 BRL 314,055 (556,944) — (556,944)
1 day
BZDIOVER At Termination
11.77%
At Termination
JPMorgan Chase Bank
NA N/A 01/02/24 BRL 150,989 (108,678) — (108,678)
1 day
BZDIOVER At Termination
11.31%
At Termination
Morgan Stanley & Co.
International plc N/A 01/02/24 BRL 316,900 (741,246) — (741,246)
1 week
CNREPOFI Quarterly
2.24%
Quarterly BNP Paribas SA 06/15/22
(a)
06/15/24 CNY 746,990 (31,868) — (31,868)
1 week
CNREPOFI Quarterly
2.24%
Quarterly Citibank NA 06/15/22
(a)
06/15/24 CNY 746,990 (37,500) — (37,500)
2.95% Quarterly
3 month
KLIBOR Quarterly Bank of America NA 09/21/22
(a)
09/21/24 MYR 1,456,150 1,245,241 — 1,245,241
28 day
MXIBTIIE Monthly
6.02%
Monthly Citibank NA N/A 03/24/26 MXN 969,089 (3,933,280) — (3,933,280)
7.64% Monthly
4 week
MXIBTIIE Monthly UBS AG N/A 11/18/26 MXN 517,782 669,705 — 669,705
7.71% Monthly
4 week
MXIBTIIE Monthly BNP Paribas SA N/A 11/19/26 MXN 1,002,958 1,157,712 — 1,157,712

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.43% Quarterly
1 week
CNREPOFI Quarterly BNP Paribas SA 06/15/22
(a)
06/15/27 CNY 311,640 $ 76,594 $ — $ 76,594
2.42% Quarterly
1 week
CNREPOFI Quarterly Citibank NA 06/15/22
(a)
06/15/27 CNY 311,640 92,087 — 92,087
$ 4,671,587 $ — $ 4,671,587
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate (Amount) /
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1 day SOFR minus
0.60%
At
Termination Citibank NA 04/19/22 USD 370 $ 2,617,806 $ — $ 2,617,806
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1 day SOFR minus
0.60%
At
Termination Citibank NA 04/21/22 USD 184 1,444,508 — 1,444,508
Universal Health
Services, Inc. .... Quarterly
1 day SOFR minus
0.08% Quarterly BNP Paribas SA 06/10/22 USD 34 185,966 — 185,966
1 day SOFR minus
1.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 06/17/22 USD 489 — — —
1 day SOFR minus
1.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 06/17/22 USD 331 150,221 — 150,221
1 day SOFR minus
1.80% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 06/17/22 USD 483 — — —
1 day SOFR minus
1.90% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 06/17/22 USD 483 — — —
iShares iBoxx $ High
Yield Corporate Bond
ETF ........... At Termination
1 day SOFR minus
2.50%
At
Termination Citibank NA 06/17/22 USD 826 (66,732) — (66,732)
SK Telecom Co.,Ltd .. At Termination
1 day SOFR minus
0.18%
At
Termination BNP Paribas SA 06/17/22 USD 250 (504,769) — (504,769)
SK Telecom Co.,Ltd .. At Termination
1 day SOFR minus
0.18%
At
Termination BNP Paribas SA 06/17/22 USD 98 (336,021) — (336,021)
iBoxx EUR Corporates
Index .......... At Termination 3 month EURIBOR Quarterly BNP Paribas SA 06/20/22 EUR 8,300 147,736 (5,188) 152,924
iBoxx EUR Corporates
Index .......... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 06/20/22 EUR 47,200 2,948,633 (25,217) 2,973,850
Universal Health
Services, Inc. .... Quarterly
1 day SOFR minus
0.07% Quarterly BNP Paribas SA 08/10/22 USD 32 (377,667) — (377,667)
0.00% ........... Quarterly GSVICVC4 Index Quarterly
Goldman Sachs
International 08/19/22 USD 9,239 37,389 — 37,389
PPG Industries, Inc. .. Quarterly
1 day SOFR minus
0.08% Quarterly BNP Paribas SA 09/02/22 USD 36 (122,812) — (122,812)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(20,728) of net dividends and financing fees.
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate (Amount)/
Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
PPG Industries, Inc. .. Quarterly
1 day SOFR minus
0.12% Quarterly BNP Paribas SA 09/02/22 USD 38 $ (430,537) $ — $ (430,537)
Sherwin-Williams Co. . Quarterly
1 day SOFR minus
0.08% Quarterly BNP Paribas SA 09/02/22 USD 18 157,094 — 157,094
Sherwin-Williams Co. . Quarterly
1 day SOFR minus
0.10% Quarterly BNP Paribas SA 09/02/22 USD 20 (256,436) — (256,436)
iShares Broad USD
High Yield Corporate
Bond ETF ....... Quarterly
1 day SOFR minus
0.40% Quarterly Citibank NA 09/07/22 USD 171 (31,622) — (31,622)
iShares Broad USD
High Yield Corporate
Bond ETF ....... Quarterly
1 day SOFR minus
0.75% Quarterly Citibank NA 09/09/22 USD 1,718 (737,477) — (737,477)
TreeHouse Foods Inc. Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 09/09/22 USD 11 9,447 — 9,447
TreeHouse Foods Inc. Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 09/09/22 USD 17 9,462 — 9,462
TreeHouse Foods Inc. Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 09/09/22 USD 20 17,722 — 17,722
TreeHouse Foods Inc. Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 09/09/22 USD 39 25,443 — 25,443
TreeHouse Foods Inc. Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 09/09/22 USD 51 28,456 — 28,456
TreeHouse Foods Inc. Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 09/09/22 USD 3 3,258 — 3,258
0.00% ........... Quarterly GSVISK10 Index Quarterly
Goldman Sachs
International 12/07/22 USD 21,057 258,764 — 258,764
$ 5,177,832 $ (30,405) $ 5,208,237
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(b)
02/15/23 $ 8,463,336 $ (191,837)
(c)
$ 8,292,227 0.1%
(b)
Range: 15-181 basis points
Benchmarks: EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - 1D Overnight Index Swap Rate (HKDONOIS)
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
USD – 1D Overnight Bank Funding Rate (OBFR01)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Belgium
Telenet Group Holding NV ... 188,842 $ 6,084,353 73.4%
China
Alibaba Group Holding Ltd. ... 70,241 958,559 11.6
Germany
ADLER Group SA ......... 54,975 727,164 8.7
Deutsche Bank AG (Registered) 147,409 1,856,497 22.4
2,583,661
Italy
Telecom Italia SpA ........ 4,402,563 1,493,217 18.0
UniCredit SpA ........... 236,490 2,551,195 30.8
4,044,412
Japan
SoftBank Group Corp. ...... 74,133 3,314,461 40.0
Spain
Cellnex Telecom SA ....... 26,654 1,282,708 15.5
United Kingdom
Barclays plc ............. 1,809,237 3,507,163 42.3
Liberty Global plc, Class A ... 206,879 5,277,483 63.7
Vodafone Group plc ........ 654,223 1,072,786 12.9
9,857,432
United States
Altice USA, Inc., Class A .... 98,847 1,233,611 14.9
Coty, Inc., Class A ......... 416,685 3,745,998 45.2
Shares Value
% of Basket
Value
United States (continued)
Southwest Airlines Co. ...... 10,000 $ 458,000 5.5%
5,437,609
Total Reference Entity — Long ............ 33,563,195
Reference Entity — Short
Common Stocks
China
CIMC Enric Holdings Ltd. .... (1,954,000) (2,415,557) (29.1)
Meituan ................ (17,800) (337,202) (4.1)
Postal Savings Bank of China
Co. Ltd., Class H ....... (8,048,000) (6,480,632) (78.2)
(9,233,391)
Japan
ANA Holdings, Inc. ........ (190,000) (3,971,611) (47.9)
Kyoritsu Maintenance Co. Ltd. . (55,900) (2,101,688) (25.3)
Medipal Holdings Corp. ..... (119,200) (1,961,335) (23.7)
(8,034,634)
Netherlands
Koninklijke KPN NV ........ (1,347,473) (4,675,708) (56.4)
United Kingdom
International Consolidated
Airlines Group SA ....... (1,444,048) (2,678,490) (32.3)
United States
Avaya Holdings Corp. ...... (23,500) (297,745) (3.6)
Pitney Bowes, Inc. ........ (67,500) (351,000) (4.3)
(648,745)
Total Reference Entity — Short ............ (25,270,968)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ 8,292,227
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.04%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.02
1 day ESTR ......................................... Euro Short-Term Rate (0.57)
1 day SOFR ......................................... Secured Overnight Financing Rate 0.16
1 day SONIA ......................................... Sterling Overnight Index Average 0.05
1 day TONAR ........................................ Tokyo Overnight Average Rate (0.02)
1 month HICPXT ...................................... Harmonized Index Of Consumer Prices Excluding Tobacco 2.49
1 month USCPI ....................................... U.S. Consumer Price Index 8.50
1 week CNREPOFI .................................... China Fixing Repo Rates 2.53
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 6.72
3 month BA .......................................... Canadian Bankers Acceptances 1.26
3 month EURIBOR ..................................... Euro Interbank Offered Rate (0.46)
3 month KLIBOR ...................................... Kuala Lumpur Interbank Offered Rate 1.97
3 month LIBOR ....................................... London Interbank Offered Rate 0.96
6 month EURIBOR ..................................... Euro Interbank Offered Rate (0.37)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CNREPOFI Day China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
KLIBOR Kuala Lumpur Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
VRDN Variable Rate Demand Notes

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Canada ............................................. $ — $ 26,348,051 $ — $ 26,348,051
Cayman Islands ........................................ — 1,656,374,628 54,346,500 1,710,721,128
France .............................................. — 6,155,737 — 6,155,737
Germany ............................................ — 1,355,272 — 1,355,272
Ireland .............................................. — 262,478,752 8,515,191 270,993,943
Italy ................................................ — 2,612,427 — 2,612,427
Luxembourg .......................................... — 14,263,646 — 14,263,646
Netherlands ........................................... — 4,902,348 — 4,902,348
Portugal ............................................. — 7,712,066 — 7,712,066
Spain ............................................... — 6,721,698 — 6,721,698
United Kingdom ........................................ — 67,595,362 — 67,595,362
United States .......................................... — 2,798,074,567 83,534,475 2,881,609,042
Common Stocks
Canada ............................................. 6,523,374 — 462,524 6,985,898
China ............................................... 3,376,717 5,970,133 — 9,346,850
Denmark ............................................. — 5,227,537 — 5,227,537
France .............................................. — 14,680,030 — 14,680,030
Germany ............................................ — 48,511,235 — 48,511,235
Israel ............................................... 1,437,334 2,221,767 — 3,659,101
Italy ................................................ — 69,304,069 — 69,304,069
Japan ............................................... — 4,774,991 — 4,774,991
Luxembourg .......................................... 6,767,052 — — 6,767,052
Netherlands ........................................... 3,389,381 12,769,612 — 16,158,993
South Korea .......................................... 7,610,922 — — 7,610,922
Sweden ............................................. — 1,833,050 5,813,911 7,646,961
Switzerland ........................................... — 20,383,623 — 20,383,623

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
United Kingdom ........................................ $ 18,291,348 $ 92,392,037 $ 28 $ 110,683,413
United States .......................................... 855,109,128 83,733,553 28,504,670 967,347,351
Corporate Bonds
Argentina ............................................ — 33,839,807 — 33,839,807
Australia ............................................. — 32,371,601 24,920,304 57,291,905
Austria .............................................. — 60,155,748 — 60,155,748
Bahrain ............................................. — 11,403,027 — 11,403,027
Belgium ............................................. — 165,761,561 — 165,761,561
Brazil ............................................... — 196,997,487 — 196,997,487
Canada ............................................. — 82,849,841 35,847,535 118,697,376
Cayman Islands ........................................ — 106,649 — 106,649
Chile ............................................... — 42,921,620 — 42,921,620
China ............................................... — 189,449,325 — 189,449,325
Colombia ............................................ — 90,545,328 — 90,545,328
Cyprus .............................................. — 18,718,948 — 18,718,948
Denmark ............................................. — 16,958,897 — 16,958,897
Dominican Republic ..................................... — 1,581,808 — 1,581,808
Finland .............................................. — 2,126,555 — 2,126,555
France .............................................. — 511,104,085 — 511,104,085
Germany ............................................ — 674,350,915 — 674,350,915
Greece .............................................. — 715,830 — 715,830
Guatemala ........................................... — 686,800 — 686,800
Guernsey ............................................ — 687,050 — 687,050
Hong Kong ........................................... — 16,316,571 — 16,316,571
India ............................................... — 146,470,955 — 146,470,955
Indonesia ............................................ — 39,435,710 — 39,435,710
Ireland .............................................. — 49,821,961 — 49,821,961
Israel ............................................... — 49,128,915 — 49,128,915
Italy ................................................ — 270,876,304 29,491,519 300,367,823
Jamaica ............................................. — 13,497,338 — 13,497,338
Japan ............................................... — 214,686,116 — 214,686,116
Kazakhstan ........................................... — 165,500 — 165,500
Kuwait .............................................. — 55,435,046 — 55,435,046
Luxembourg .......................................... — 228,622,698 — 228,622,698
Macau .............................................. — 22,293,913 — 22,293,913
Malaysia ............................................. — 11,170,283 — 11,170,283
Mexico .............................................. — 135,628,200 — 135,628,200
Morocco ............................................. — 3,650,130 — 3,650,130
Netherlands ........................................... — 190,843,591 — 190,843,591
Nigeria .............................................. — 13,451,118 — 13,451,118
Norway .............................................. — 16,435,825 — 16,435,825
Oman ............................................... — 7,882,823 — 7,882,823
Panama ............................................. — 445,374 — 445,374
Paraguay ............................................ — 7,645,101 — 7,645,101
Peru ................................................ — 12,230,116 — 12,230,116
Philippines ........................................... — 8,831,054 — 8,831,054
Portugal ............................................. — 19,602,507 — 19,602,507
Russia .............................................. — 910,200 — 910,200
Saudi Arabia .......................................... — 82,429,635 — 82,429,635
Singapore ............................................ — 17,911,647 — 17,911,647
South Africa ........................................... — 52,907,881 — 52,907,881
South Korea .......................................... — 56,205,752 — 56,205,752
Spain ............................................... — 359,452,795 — 359,452,795
Sweden ............................................. — 93,470,818 — 93,470,818
Switzerland ........................................... — 145,137,962 — 145,137,962
Tanzania, United Republic Of ............................... — 14,792,300 — 14,792,300
Thailand ............................................. — 23,857,020 — 23,857,020
Turkey .............................................. — 4,576,617 — 4,576,617
Ukraine ............................................. — 1,512,060 — 1,512,060
United Arab Emirates .................................... — 81,241,470 — 81,241,470
United Kingdom ........................................ — 1,020,429,306 — 1,020,429,306
United States .......................................... — 3,378,581,677 233,715,827 3,612,297,504
Vietnam ............................................. — 3,579,500 — 3,579,500
Floating Rate Loan Interests
Canada ............................................. — 42,232,900 — 42,232,900
France .............................................. — 12,771,976 — 12,771,976

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Germany ............................................ $ — $ 16,969,587 $ — $ 16,969,587
Jersey, Channel Islands ................................... — — 24,534,993 24,534,993
Luxembourg .......................................... — 59,656,653 28,895,168 88,551,821
Mexico .............................................. — — 448,000 448,000
Netherlands ........................................... — 47,102,104 — 47,102,104
Spain ............................................... — 1,683,931 43,708,866 45,392,797
Sweden ............................................. — 9,613,968 — 9,613,968
United Kingdom ........................................ — 31,560,844 68,533,909 100,094,753
United States .......................................... — 1,185,614,223 581,457,004 1,767,071,227
Foreign Agency Obligations ................................. — 429,474,569 — 429,474,569
Foreign Government Obligations .............................. — 1,067,972,983 — 1,067,972,983
Investment Companies .................................... 564,621,633 — — 564,621,633
Municipal Bonds ......................................... — 1,154,028,016 — 1,154,028,016
Non-Agency Mortgage-Backed Securities
Cayman Islands ........................................ — 3,733,917 28,723,176 32,457,093
Ireland .............................................. — 52,841,907 — 52,841,907
Italy ................................................ — 21,183,060 — 21,183,060
Netherlands ........................................... — 17,630,393 — 17,630,393
Switzerland ........................................... — 27,658 — 27,658
United Kingdom ........................................ — 102,203,639 — 102,203,639
United States .......................................... — 2,654,157,563 218,208,569 2,872,366,132
Preferred Securities
Brazil ............................................... — — 17,103,392 17,103,392
China ............................................... — — 48,332,270 48,332,270
Germany ............................................ — 17,426,831 15,988,594 33,415,425
Israel ............................................... — — 7,807,838 7,807,838
Jersey, Channel Islands ................................... — — 17,543,860 17,543,860
Spain ............................................... — 2,309,297 — 2,309,297
United States .......................................... — 100,847,313 196,485,439 297,332,752
U.S. Government Sponsored Agency Securities .................... — 11,883,113,086 24,104,006 11,907,217,092
U.S. Treasury Obligations ................................... — 15,065,974,369 — 15,065,974,369
Warrants .............................................. 5,563,448 629,644 439,611 6,632,703
Short-Term Securities
Borrowed Bond Agreements ................................. — 439,636,584 — 439,636,584
Money Market Funds ...................................... 4,298,039,842 — — 4,298,039,842
Options Purchased
Credit contracts .......................................... — 466,422 — 466,422
Equity contracts .......................................... 58,537,189 10,014,047 — 68,551,236
Foreign currency exchange contracts ........................... — 34,118,057 — 34,118,057
Interest rate contracts ...................................... 4,214,953 69,328,388 — 73,543,341
Other contracts .......................................... — 1,143 — 1,143
Unfunded Floating Rate Loan Interests
(a)
.............................. — — 155,674 155,674
Liabilities
Investments
Borrowed Bonds ......................................... — (373,000,461) — (373,000,461)
TBA Sale Commitments .................................... — (8,247,836,232) — (8,247,836,232)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (88,581) (88,581)
Unfunded SPAC PIPE commitments
(b)
................................ — — — —
$ 5,833,482,321 $ 40,134,781,241 $ 1,827,534,272 $ 47,795,797,834
Investments Valued at NAV
(c)
..................................... 109,687,006
$ —
$ 47,905,484,840
$ —
Derivative Financial Instruments
(d)
Assets
Commodity contracts ....................................... $ 1,265,556 $ — $ — $ 1,265,556
Credit contracts ........................................... — 8,352,305 — 8,352,305
Equity contracts ........................................... 2,745,082 6,161,476 — 8,906,558
Foreign currency exchange contracts ............................ — 45,944,295 — 45,944,295
Interest rate contracts ....................................... 281,552,725 938,746,863 — 1,220,299,588
Other contracts ........................................... — 14,436,904 — 14,436,904
Liabilities
Credit contracts ........................................... — (45,003,131) — (45,003,131)
Equity contracts ........................................... (87,816,176) (8,139,769) — (95,955,945)
Foreign currency exchange contracts ............................ — (94,524,749) — (94,524,749)
Interest rate contracts ....................................... (14,570,217) (750,176,634) — (764,746,851)

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Other contracts ........................................... $ — $ (31,232,145) $ — $ (31,232,145)
$ 183,176,970 $ 84,565,415 $ — $ 267,742,385
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Unfunded SPAC PIPE commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(c)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $2,110,561,905 are categorized as Level 2 within the disclosure hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests
U.S.
Government
Sponsored
Agency
Securities
Unfunded
SPAC
PIPE
commitments Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31,
2021 ..................... $ 310,997,968 $ 30,240,264 $ 295,174,229 $ 670,067,167 $ 282,426,791 $ 287,617,950 $ 103,638 $ — $ 1,225,849 $ 1,111,621 $ 1,878,965,477
Transfers into Level 3 ............ — — — 58,552,675 23,583,237 — — 22,802,635 — — 104,938,547
Transfers out of Level 3 ........... (168,924,685) — (94,076) (33,944,739) (90,160,648) — — — — (300,662) (293,424,810)
Accrued discounts/premiums ........ 204,529 — 220,638 211,803 109,804 — — (2,163,854) — — (1,417,080)
Net realized loss ................ (392,068) (10,316) (392,962) (164,454) (3,709,578) — — — — — (4,669,378)
Net change in unrealized appreciation
(depreciation)
(a)
.............. (4,030,669) (3,772,763) (3,068,879) (7,554,221) (4,120,181) (645,645) (36,545) 3,446,858 (1,225,849) (371,348) (21,379,242)
Purchases .................... 23,749,500 8,323,959 35,832,081 115,536,466 38,994,385 16,289,088 — 18,367 — — 238,743,846
Sales ....................... (15,208,409) (11) (3,695,846) (55,126,757) (192,065) — — — — — (74,223,088)
Closing balance, as of March 31, 2022 .
$ 146,396,166 $ 34,781,133 $ 323,975,185 $ 747,577,940 $ 246,931,745 $ 303,261,393 $ 67,093 $ 24,104,006 $ — $ 439,611 $ 1,827,534,272
Net change in unrealized appreciation
(depreciation) on investments still held
at March 31, 2022
(a)
...........
$ (4,356,292) $ (3,727,700) $ (3,116,633) $ (7,554,221) $ (4,120,181) $ (645,645) $ (36,545) $ 3,446,858 $ — $ (415,153) $ (20,525,512)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2022
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation
Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third party pricing information in the amount of $931,749,977 . A significant change in the third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Common Stocks ........................... $ 33,798,969 Market Revenue Multiple 0.14x - 21.00x 3.19x
Volatility 40% - 63% 57%
Time to Exit 0.5 – 2.2 1.4
Corporate Bonds
(b)
.......................... 315,483,350 Income Discount Rate 5% – 13% 10%
Market Recent Transactions $110.63 —
Floating Rate Loan Interests .................... 242,800,972 Income Discount Rate 3% – 12% 9%
Market Recent Transactions $99.50 —
Preferred Stocks
(C)
.......................... 303,261,393 Market Revenue Multiple 2.19x – 34.25x 9.34x
EBITDA Multiple 15.50x —
Time to Exit 0.5 – 5.0 3.4
Volatility 43% – 80% 62%
Recent Transactions $28.62 - $608.90 $347.96
Discount Rate 9.00% —
Warrants ................................ 439,611 Market Time to Exit 0.3 – 4.8 2.6
Volatility 39% - 49% 43%
Discount Rate 2% —
$ 895,784,295
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end March 31, 2022, the valuation technique for investments classified as Corporate Bonds amounting to $27,778,619 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
(C)
For the period end March 31, 2022, the valuation technique for investments classified as Preferred Stocks amounting to $58,375,704 changed to Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.